AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Aerospace & Defense - 0.8%
Curtiss-Wright Corp.
10,043 1,168,503
Huntington Ingalls Industries, Inc.
24,456 4,169,259
Lockheed Martin Corp.
906 321,612
Northrop Grumman Corp.
3,983 1,213,700
Textron, Inc.
32,675 1,579,182
8,452,256
Air Freight & Logistics - 0.5%
FedEx Corp. 23,136 6,006,568
Automobiles - 1.7%
General Motors Co.
41,767 1,739,178
Tesla, Inc. *
21,728 15,332,797
Thor Industries, Inc.
22,920 2,131,331
19,203,306
Banks - 1.5%
Associated Banc-Corp.
179,250 3,056,212
Citizens Financial Group, Inc.
30,852 1,103,268
First Citizens BancShares , Inc.,
Class A 1,442 828,097
FNB Corp.
44,140 419,330
JPMorgan Chase & Co.
31,212 3,966,109
People's United Financial, Inc.
68,576 886,688
Popular, Inc.
113,384 6,385,787
16,645,491
Beverages - 0.7%
Monster Beverage Corp. *
3,552 328,489
PepsiCo, Inc.
48,541 7,198,630
7,527,119
Biotechnology - 3.8%
AbbVie, Inc.
100,716 10,791,719
Alexion Pharmaceuticals, Inc. *
6,397 999,467
Amgen, Inc.
11,762 2,704,319
Biogen, Inc. *
35,518 8,696,938
Exelixis , Inc. *
194,241 3,898,417
Gilead Sciences, Inc.
52,445 3,055,446
Moderna , Inc. *
12,333 1,288,429
Regeneron Pharmaceuticals, Inc. *
2,073 1,001,487
United Therapeutics Corp. *
66,337 10,069,293
42,505,515
Building Products - 1.3%
A O Smith Corp.
11,403 625,112
Fortune Brands Home & Security,
Inc. 58,274 4,995,247
Johnson Controls International plc
53,348 2,485,483
Masco Corp.
20,390 1,120,023
Owens Corning
33,664 2,550,385
Trane Technologies plc
15,379 2,232,416
14,008,666
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.1%
Ameriprise Financial, Inc.
21,556 4,188,978
Bank of New York Mellon Corp.
(The) 26,481 1,123,854
Morgan Stanley
40,011 2,741,954
State Street Corp.
40,262 2,930,268
Virtu Financial, Inc., Class A
52,231 1,314,654
12,299,708
Chemicals - 1.2%
Cabot Corp.
18,338 823,009
Chemours Co. (The)
70,504 1,747,794
Corteva , Inc.
34,687 1,343,081
DuPont de Nemours, Inc.
32,826 2,334,257
Eastman Chemical Co.
25,871 2,594,344
Huntsman Corp.
32,620 820,067
LyondellBasell Industries NV, Class
A 14,084 1,290,939
Scotts Miracle- Gro Co. (The)
12,236 2,436,677
13,390,168
Commercial Services & Supplies - 0.4%
Cintas Corp.
1,369 483,887
Copart , Inc. *
11,059 1,407,258
Waste Management, Inc.
25,510 3,008,394
4,899,539
Communications Equipment - 0.1%
Cisco Systems, Inc.
26,521 1,186,815
Lumentum Holdings, Inc. *
4,374 414,655
1,601,470
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.
3,129 340,936
Quanta Services, Inc.
74,838 5,389,833
5,730,769
Consumer Finance - 0.3%
Santander Consumer USA
Holdings, Inc. 14,477 318,784
SLM Corp.
252,716 3,131,151
3,449,935
Containers & Packaging - 0.2%
Berry Global Group, Inc. *
18,175 1,021,253
Silgan Holdings, Inc.
45,108 1,672,605
2,693,858
Distributors - 0.1%
LKQ Corp. * 30,523 1,075,631
Diversified Consumer Services - 0.3%
frontdoor , Inc. *
8,720 437,831
Graham Holdings Co., Class B
3,238 1,727,085
Grand Canyon Education, Inc. *
12,146 1,130,914
3,295,830

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B * 55,943 12,971,503
Diversified Telecommunication Services - 1.3%
AT&T, Inc.
236,594 6,804,443
Verizon Communications, Inc.
139,009 8,166,779
14,971,222
Electric Utilities - 1.0%
Exelon Corp.
37,265 1,573,328
NRG Energy, Inc.
254,972 9,574,199
11,147,527
Electrical Equipment - 0.9%
Acuity Brands, Inc.
31,899 3,862,650
Eaton Corp. plc
4,968 596,855
GrafTech International Ltd.
35,729 380,871
Hubbell, Inc.
9,721 1,524,156
Regal Beloit Corp.
25,218 3,097,023
9,461,555
Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc. *
106,080 10,321,584
CDW Corp.
17,982 2,369,848
Jabil, Inc.
127,214 5,410,411
SYNNEX Corp.
85,327 6,949,031
25,050,874
Entertainment - 0.5%
Electronic Arts, Inc. 35,074 5,036,626
Equity Real Estate Investment Trusts (REITs) - 0.0% (a)
Brandywine Realty Trust 36,857 438,967
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.
13,321 5,019,086
Kroger Co. (The)
315,165 10,009,641
Sprouts Farmers Market, Inc. *
209,878 4,218,548
Walgreens Boots Alliance, Inc.
17,732 707,152
Walmart, Inc.
53,956 7,777,757
27,732,184
Food Products - 1.2%
Flowers Foods, Inc.
17,814 403,131
General Mills, Inc.
55,226 3,247,289
Ingredion, Inc.
5,161 406,016
J M Smucker Co. (The)
28,546 3,299,918
Pilgrim's Pride Corp. *
90,832 1,781,215
Tyson Foods, Inc., Class A
61,899 3,988,771
13,126,340
Health Care Equipment & Supplies - 1.2%
Danaher Corp.
20,631 4,582,971
Medtronic plc
29,209 3,421,542
Quidel Corp. *
32,468 5,832,876
13,837,389
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.
4,457 435,716
Anthem, Inc.
29,335 9,419,175
CVS Health Corp.
96,285 6,576,266
Humana, Inc.
22,766 9,340,207
McKesson Corp.
22,865 3,976,681
Molina Healthcare, Inc. *
31,877 6,779,600
Quest Diagnostics, Inc.
4,137 493,006
UnitedHealth Group, Inc.
17,894 6,275,068
Universal Health Services, Inc.,
Class B 12,065 1,658,938
44,954,657
Health Care Technology - 0.7%
Teladoc Health, Inc. *(b)
8,065 1,612,677
Veeva Systems, Inc., Class A *
23,147 6,301,771
7,914,448
Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc.
19,081 2,272,928
Domino's Pizza, Inc.
7,354 2,819,965
Extended Stay America, Inc.
244,880 3,626,673
McDonald's Corp.
2,617 561,556
MGM Resorts International
114,906 3,620,688
12,901,810
Household Durables - 2.3%
DR Horton, Inc.
56,720 3,909,142
Lennar Corp., Class A
67,355 5,134,472
Mohawk Industries, Inc. *
16,757 2,361,899
NVR, Inc. *
626 2,553,992
PulteGroup, Inc.
158,422 6,831,157
Whirlpool Corp.
28,573 5,157,141
25,947,803
Household Products - 2.7%
Clorox Co. (The)
39,892 8,054,993
Kimberly-Clark Corp.
63,620 8,577,885
Procter & Gamble Co. (The)
93,053 12,947,394
29,580,272
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp. 45,975 903,869
Industrial Conglomerates - 0.3%
3M Co.
6,950 1,214,790
Carlisle Cos., Inc.
17,094 2,669,741
3,884,531
Insurance - 3.2%
Allstate Corp. (The)
126,373 13,892,184
Assurant, Inc.
23,344 3,179,920
Everest Re Group Ltd.
33,340 7,804,561
First American Financial Corp.
89,120 4,601,265
MetLife, Inc.
32,280 1,515,546

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 3.2% (continued)
Old Republic International Corp.
67,783 1,336,003
Progressive Corp. (The)
29,433 2,910,335
35,239,814
Interactive Media & Services - 5.4%
Alphabet, Inc., Class A *
11,001 19,280,793
Alphabet, Inc., Class C *
8,685 15,215,078
Facebook, Inc., Class A *
82,082 22,421,519
IAC/InterActiveCorp *
4,504 852,832
Match Group, Inc. *
4,973 751,868
Pinterest, Inc., Class A *
24,722 1,629,180
Zillow Group, Inc., Class C *
3,030 393,294
60,544,564
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. *
12,061 39,281,833
Booking Holdings, Inc. *
294 654,817
eBay, Inc.
58,575 2,943,394
Qurate Retail, Inc., Series A
232,183 2,547,047
45,427,091
IT Services - 3.5%
Accenture plc, Class A
12,404 3,240,049
Akamai Technologies, Inc. *
27,750 2,913,473
Alliance Data Systems Corp.
42,678 3,162,440
Amdocs Ltd.
26,270 1,863,331
Booz Allen Hamilton Holding Corp.
42,762 3,727,991
CACI International, Inc., Class A *
19,257 4,801,348
Cognizant Technology Solutions
Corp., Class A 42,995 3,523,440
Concentrix Corp. *
56,933 5,619,287
International Business Machines
Corp. 52,297 6,583,146
Leidos Holdings, Inc.
7,037 739,730
Science Applications International
Corp. 4,108 388,781
VeriSign, Inc. *
10,066 2,178,282
38,741,298
Leisure Products - 0.9%
Brunswick Corp.
6,139 468,037
Peloton Interactive, Inc., Class A *
61,386 9,313,484
9,781,521
Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories, Inc., Class
A * 1,671 974,093
Charles River Laboratories
International, Inc. * 29,045 7,257,184
PerkinElmer, Inc.
17,733 2,544,685
PRA Health Sciences, Inc. *
7,115 892,506
QIAGEN NV *
12,812 677,114
Syneos Health, Inc. *
19,826 1,350,745
Thermo Fisher Scientific, Inc.
16,533 7,700,741
21,397,068
INVESTMENTS SHARES VALUE ($)
Machinery - 3.6%
AGCO Corp.
61,270 6,316,324
Cummins, Inc.
40,186 9,126,241
Deere & Co.
1,250 336,312
ITT, Inc.
15,189 1,169,857
Oshkosh Corp.
88,993 7,659,628
PACCAR, Inc.
57,135 4,929,608
Pentair plc
6,553 347,899
Snap-on, Inc.
18,695 3,199,462
Timken Co. (The)
97,197 7,519,160
40,604,491
Media - 0.2%
Interpublic Group of Cos., Inc.
(The) 94,449 2,221,440
Metals & Mining - 0.1%
Newmont Corp. 16,339 978,543
Multiline Retail - 1.1%
Dollar General Corp.
22,985 4,833,745
Target Corp.
39,288 6,935,511
11,769,256
Multi-Utilities - 0.1%
MDU Resources Group, Inc. 36,816 969,733
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The),
Class A 9,763 2,598,813
Nu Skin Enterprises, Inc., Class A
10,808 590,441
3,189,254
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.
112,687 6,989,975
Eli Lilly and Co.
4,214 711,492
Horizon Therapeutics plc *
38,912 2,846,413
Jazz Pharmaceuticals plc *
42,132 6,953,886
Johnson & Johnson
94,501 14,872,567
Merck & Co., Inc.
135,592 11,091,426
Pfizer, Inc.
149,434 5,500,665
Viatris , Inc. *
288,386 5,404,354
54,370,778
Professional Services - 1.0%
CoreLogic , Inc.
36,312 2,807,644
FTI Consulting, Inc. *
9,743 1,088,488
ManpowerGroup , Inc.
50,159 4,523,338
Robert Half International, Inc.
49,327 3,081,951
11,501,421
Road & Rail - 0.2%
AMERCO
1,585 719,527
Knight-Swift Transportation
Holdings, Inc. 9,438 394,697
Schneider National, Inc., Class B
73,775 1,527,142
2,641,366

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.
61,951 5,346,371
Cirrus Logic, Inc. *
15,193 1,248,865
First Solar, Inc. *
25,143 2,487,146
Intel Corp.
259,710 12,938,752
KLA Corp.
1,289 333,735
Lam Research Corp.
8,321 3,929,759
Micron Technology, Inc. *
51,584 3,878,085
MKS Instruments, Inc.
14,613 2,198,526
NVIDIA Corp.
9,779 5,106,594
Qorvo , Inc. *
5,740 954,390
QUALCOMM, Inc.
17,268 2,630,607
Skyworks Solutions, Inc.
29,492 4,508,737
Teradyne, Inc.
43,068 5,163,422
Texas Instruments, Inc.
14,365 2,357,727
Xilinx, Inc.
7,399 1,048,956
54,131,672
Software - 7.7%
Adobe, Inc. *
13,221 6,612,087
Cadence Design Systems, Inc. *
26,122 3,563,824
CDK Global, Inc.
7,899 409,405
Citrix Systems, Inc.
6,925 900,943
Intuit, Inc.
8,008 3,041,839
Microsoft Corp.
230,750 51,323,415
NortonLifeLock , Inc.
151,860 3,155,651
Oracle Corp.
130,486 8,441,139
salesforce.com, Inc. *
3,729 829,814
SS&C Technologies Holdings, Inc.
20,148 1,465,767
Teradata Corp. *
36,889 828,896
Trade Desk, Inc. (The), Class A *
889 712,089
VMware, Inc., Class A *(b)
6,694 938,900
Zoom Video Communications, Inc.,
Class A * 9,787 3,301,351
85,525,120
Specialty Retail - 4.4%
AutoNation, Inc. *
126,369 8,819,292
Best Buy Co., Inc.
84,824 8,464,587
Dick's Sporting Goods, Inc.
116,471 6,546,835
Foot Locker, Inc.
103,197 4,173,287
Home Depot, Inc. (The)
25,737 6,836,262
Lowe's Cos., Inc.
22,084 3,544,703
Penske Automotive Group, Inc.
38,873 2,308,667
Tractor Supply Co.
17,031 2,394,218
Williams-Sonoma, Inc.
61,613 6,274,668
49,362,519
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.
477,801 63,399,415
Dell Technologies, Inc., Class C *
13,871 1,016,605
HP, Inc.
252,736 6,214,778
Xerox Holdings Corp.
54,956 1,274,430
71,905,228
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.
30,498 2,868,947
Hanesbrands, Inc.
199,974 2,915,621
NIKE, Inc., Class B
39,506 5,588,914
Skechers USA, Inc., Class A *
54,959 1,975,226
13,348,708
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 51,692 648,735
Tobacco - 0.6%
Altria Group, Inc.
65,947 2,703,827
Philip Morris International, Inc.
51,595 4,271,550
6,975,377
Trading Companies & Distributors - 1.1%
Air Lease Corp.
23,689 1,052,265
MSC Industrial Direct Co., Inc.,
Class A 46,387 3,914,599
United Rentals, Inc. *
14,152 3,281,990
Watsco , Inc.
18,616 4,217,455
12,466,309
Transportation Infrastructure - 0.0% (a)
Macquarie Infrastructure Corp. 14,016 526,301
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. * 12,754 1,719,877
TOTAL COMMON STOCKS
(Cost $723,346,052) 1,058,634,890
PREFERRED STOCKS - 0.0% (a)
Internet & Direct Marketing Retail - 0.0% (a)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $375,955) 3,832 379,368
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4.6%
Limited Purpose Cash Investment
Fund, 0.03% (c)
(Cost $50,673,926) 50,694,203 50,673,926

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (c)(d) 652,977 652,977
Limited Purpose Cash Investment
Fund 0.03% (c)(d) 1,407,350 1,406,787
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,060,327) 2,059,764
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $776,456,260) 1,111,747,948
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% (e) 1,900,148
NET ASSETS - 100.0% 1,113,648,096
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 84,493,730 7.6%
Consumer Discretionary 192,492,844 17.3
Consumer Staples 88,130,546 7.9
Financials 81,255,185 7.3
Health Care 184,979,854 16.6
Industrials 120,183,772 10.8
Information Technology 276,955,662 24.9
Materials 17,062,569 1.4
Real Estate 438,967 0.0 (a)
Utilities 13,021,129 1.2
Short-Term Investments 50,673,926 4.6
Securities Lending Collateral 2,059,764 0.2
Total Investments In Securities
At Value 1,111,747,948 99.8
Other Assets in Excess of
Liabilities (e) 1,900,148 0.2
Net Assets
$ 1,113,648,096 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 was
$2,019,225.
(c) Represents 7-day effective yield as of December 31, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 239 3/2021 USD $ 44,798,160 $ 618,910
$ 618,910

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.9%
Aerospace & Defense - 0.9%
AAR Corp.
1,696 61,429
Aerojet Rocketdyne Holdings, Inc. *
908 47,988
Vectrus , Inc. *
19,019 945,625
1,055,042
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. *
5,298 288,953
Hub Group, Inc., Class A *
5,818 331,626
620,579
Airlines - 0.1%
Allegiant Travel Co. 706 133,603
Auto Components - 2.1%
Adient plc *
3,850 133,865
Cooper Tire & Rubber Co.
11,261 456,071
Dana, Inc.
23,637 461,394
Fox Factory Holding Corp. *
2,539 268,398
LCI Industries
3,172 411,345
Patrick Industries, Inc.
3,932 268,752
Tenneco, Inc., Class A *
11,434 121,200
XPEL, Inc. *(a)
6,029 310,855
2,431,880
Automobiles - 0.1%
Winnebago Industries, Inc. 1,719 103,037
Banks - 5.0%
1st Source Corp.
4,426 178,368
Bancorp, Inc. (The) *
10,753 146,778
Bank of NT Butterfield & Son Ltd.
(The) 4,609 143,616
Cathay General Bancorp
14,130 454,845
CIT Group, Inc.
4,622 165,930
Columbia Banking System, Inc.
5,373 192,891
Customers Bancorp, Inc. *
18,672 339,457
Dime Community Bancshares, Inc.
5,000 78,850
First Bancorp/PR
22,260 205,237
First Interstate BancSystem , Inc.,
Class A 3,501 142,736
First Merchants Corp.
4,446 166,325
Fulton Financial Corp.
8,669 110,270
Glacier Bancorp, Inc.
3,078 141,619
Great Southern Bancorp, Inc.
7,849 383,816
Hancock Whitney Corp.
4,008 136,352
Heartland Financial USA, Inc.
9,351 377,500
Hilltop Holdings, Inc.
14,340 394,493
Home BancShares , Inc.
16,091 313,453
International Bancshares Corp.
12,796 479,082
Investors Bancorp, Inc.
18,624 196,669
Midland States Bancorp, Inc.
5,017 89,654
NBT Bancorp, Inc.
6,141 197,126
OFG Bancorp
1,988 36,858
Old National Bancorp
17,437 288,757
Preferred Bank
1,832 92,461
INVESTMENTS SHARES VALUE ($)
Banks - 5.0% (continued)
ServisFirst Bancshares, Inc.
4,239 170,789
South State Corp.
1,763 127,465
United Community Banks, Inc.
1,812 51,533
5,802,930
Biotechnology - 7.5%
Adverum Biotechnologies, Inc. *
3,999 43,349
Akebia Therapeutics, Inc. *
21,392 59,898
Allakos , Inc. *
812 113,680
Allogene Therapeutics, Inc. *
3,264 82,383
Amicus Therapeutics, Inc. *
13,883 320,558
Anika Therapeutics, Inc. *
1,937 87,669
Arcus Biosciences, Inc. *
2,178 56,541
Arena Pharmaceuticals, Inc. *
3,211 246,701
Arrowhead Pharmaceuticals, Inc. *
4,504 345,592
Blueprint Medicines Corp. *
2,943 330,057
Bridgebio Pharma, Inc. *(b)
3,299 234,592
Catalyst Pharmaceuticals, Inc. *
66,423 221,853
ChemoCentryx , Inc. *
2,666 165,079
Coherus Biosciences, Inc. *(b)
8,800 152,944
Constellation Pharmaceuticals,
Inc. * 2,169 62,467
Deciphera Pharmaceuticals, Inc. *
1,771 101,071
Denali Therapeutics, Inc. *
3,574 299,358
Eagle Pharmaceuticals, Inc. *
2,192 102,081
Emergent BioSolutions , Inc. *
4,430 396,928
Enanta Pharmaceuticals, Inc. *
1,606 67,613
Fate Therapeutics, Inc. *
4,401 400,183
Halozyme Therapeutics, Inc. *
7,333 313,192
Insmed , Inc. *
5,633 187,523
Invitae Corp. *(b)
5,198 217,328
Ironwood Pharmaceuticals, Inc. *
17,609 200,566
Jounce Therapeutics, Inc. *
5,270 36,890
Karuna Therapeutics, Inc. *
705 71,621
Kodiak Sciences, Inc. *
1,560 229,180
Lexicon Pharmaceuticals, Inc. *(b)
20,512 70,151
Ligand Pharmaceuticals, Inc. *(b)
1,915 190,447
Mersana Therapeutics, Inc. *
3,299 87,786
Mirati Therapeutics, Inc. *
1,157 254,123
Myriad Genetics, Inc. *
3,504 69,292
Natera , Inc. *
4,602 457,991
Novavax , Inc. *(b)
2,322 258,926
OPKO Health, Inc. *(b)
21,437 84,676
PDL BioPharma , Inc. (2)*
22,953 56,694
PTC Therapeutics, Inc. *
2,521 153,857
Sorrento Therapeutics, Inc. *(b)
15,749 107,487
TG Therapeutics, Inc. *
6,446 335,321
Translate Bio, Inc. *
2,939 54,166
Turning Point Therapeutics, Inc. *
1,509 183,872
Ultragenyx Pharmaceutical, Inc. *
4,281 592,619
Veracyte , Inc. *
3,731 182,595
Vericel Corp. *
5,581 172,341
Vir Biotechnology, Inc. *(b)
3,052 81,733
XBiotech , Inc. *(b)
5,089 79,643

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 7.5% (continued)
Xencor , Inc. *
2,538 110,733
8,731,350
Building Products - 2.2%
Alpha Pro Tech Ltd. *(b)
20,684 230,627
American Woodmark Corp. *
777 72,921
Apogee Enterprises, Inc.
14,495 459,201
Builders FirstSource , Inc. *
16,604 677,609
Griffon Corp.
3,965 80,807
Insteel Industries, Inc.
10,788 240,249
Masonite International Corp. *
812 79,852
Simpson Manufacturing Co., Inc.
826 77,190
UFP Industries, Inc.
11,746 652,490
2,570,946
Capital Markets - 1.6%
Artisan Partners Asset
Management, Inc., Class A 7,385 371,761
Brightsphere Investment Group,
Inc. 8,415 162,241
Cohen & Steers, Inc.
2,435 180,921
Federated Hermes, Inc., Class B
6,962 201,132
Stifel Financial Corp.
10,837 546,835
StoneX Group, Inc. *
1,092 63,227
Waddell & Reed Financial, Inc.,
Class A 13,834 352,352
1,878,469
Chemicals - 0.6%
Koppers Holdings, Inc. *
8,920 277,947
Rayonier Advanced Materials,
Inc. * 10,283 67,045
Stepan Co.
2,676 319,300
Tredegar Corp.
4,988 83,300
747,592
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.
4,865 184,092
ACCO Brands Corp.
42,107 355,804
Cimpress plc (Ireland) *(b)
2,133 187,149
Ennis, Inc.
22,506 401,732
Healthcare Services Group, Inc.
3,416 95,990
Interface, Inc.
18,969 199,174
Kimball International, Inc., Class B
24,406 291,652
Quad/Graphics, Inc.
9,918 37,887
Steelcase, Inc., Class A
27,212 368,722
2,122,202
Communications Equipment - 0.9%
Acacia Communications, Inc. *
2,121 154,748
Calix, Inc. *
9,470 281,827
Comtech Telecommunications
Corp. 3,818 78,994
Digi International, Inc. *
2,680 50,652
NETGEAR, Inc. *
9,274 376,803
INVESTMENTS SHARES VALUE ($)
Communications Equipment - 0.9% (continued)
NetScout Systems, Inc. *
5,290 145,052
1,088,076
Construction & Engineering - 2.8%
API Group Corp. *(c)
7,703 139,809
Arcosa , Inc.
5,516 302,994
Comfort Systems USA, Inc.
1,862 98,053
Dycom Industries, Inc. *
1,462 110,410
EMCOR Group, Inc.
4,104 375,352
Great Lakes Dredge & Dock Corp.
* 30,042 395,653
MasTec , Inc. *
1,114 75,953
MYR Group, Inc. *
22,999 1,382,240
Primoris Services Corp.
4,083 112,732
Sterling Construction Co., Inc. *
3,051 56,779
Tutor Perini Corp. *
14,321 185,457
3,235,432
Construction Materials - 0.1%
Summit Materials, Inc., Class A *
6,230 125,099
US Concrete, Inc. *
863 34,494
159,593
Consumer Finance - 0.2%
Curo Group Holdings Corp.
3,439 49,281
Encore Capital Group, Inc. *
5,167 201,255
250,536
Containers & Packaging - 0.1%
O-I Glass, Inc. 8,847 105,279
Distributors - 0.1%
Core-Mark Holding Co., Inc. 2,205 64,761
Diversified Consumer Services - 0.7%
American Public Education, Inc. *
12,792 389,900
Houghton Mifflin Harcourt Co. *
33,289 110,852
Laureate Education, Inc., Class A *
5,783 84,200
Perdoceo Education Corp. *
6,863 86,680
Select Interior Concepts, Inc.,
Class A * 7,372 52,710
Universal Technical Institute, Inc. *
7,195 46,480
770,822
Diversified Financial Services - 0.2%
Cannae Holdings, Inc. * 4,733 209,530
Diversified Telecommunication Services - 0.4%
Bandwidth, Inc., Class A *
426 65,463
Cogent Communications Holdings,
Inc. 2,493 149,256
Consolidated Communications
Holdings, Inc. * 45,305 221,541
Vonage Holdings Corp. *
4,955 63,796
500,056
Electric Utilities - 0.2%
PNM Resources, Inc. 3,668 178,008

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 1.6%
Atkore International Group, Inc. *
10,933 449,456
Bloom Energy Corp., Class A *
1,235 35,395
Encore Wire Corp.
4,477 271,172
Orion Energy Systems, Inc. *
12,278 121,184
Plug Power, Inc. *
16,527 560,430
Powell Industries, Inc.
4,905 144,648
Sunrun , Inc. *
1,124 77,983
Vicor Corp. *
1,594 146,999
1,807,267
Electronic Equipment, Instruments & Components - 2.6%
Arlo Technologies, Inc. *
7,045 54,881
Benchmark Electronics, Inc.
1,599 43,189
Coda Octopus Group, Inc. *(b)
3,323 20,902
ePlus , Inc. *
3,821 336,057
Fabrinet (Thailand) *
4,004 310,670
Fitbit, Inc., Class A *
13,208 89,814
Insight Enterprises, Inc. *
6,872 522,891
Methode Electronics, Inc.
7,905 302,603
PC Connection, Inc. *
12,372 585,072
Plexus Corp. *
629 49,194
Sanmina Corp. *
22,523 718,258
3,033,531
Energy Equipment & Services - 0.9%
Liberty Oilfield Services, Inc., Class
A 13,400 138,154
Nabors Industries Ltd.
998 58,114
National Energy Services Reunited
Corp. * 11,664 115,823
ProPetro Holding Corp. *
91,762 678,121
990,212
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Assets Trust, Inc.
1,654 47,767
American Finance Trust, Inc.
32,765 243,444
DiamondRock Hospitality Co. *
28,351 233,896
EastGroup Properties, Inc.
1,965 271,288
GEO Group, Inc. (The) (b)
15,393 136,382
Healthcare Realty Trust, Inc.
9,380 277,648
Independence Realty Trust, Inc.
3,209 43,097
Industrial Logistics Properties Trust
4,209 98,028
Innovative Industrial Properties,
Inc. 488 89,367
Kite Realty Group Trust
2,943 44,027
Lexington Realty Trust
12,888 136,870
National Health Investors, Inc.
1,695 117,243
New Senior Investment Group, Inc.
24,120 124,941
Office Properties Income Trust
9,072 206,116
Physicians Realty Trust
13,606 242,187
Piedmont Office Realty Trust, Inc.,
Class A 14,802 240,236
PS Business Parks, Inc.
826 109,751
QTS Realty Trust, Inc., Class A
1,532 94,800
Sabra Health Care REIT, Inc.
13,010 225,984
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 3.1% (continued)
Service Properties Trust
18,618 213,921
Uniti Group, Inc.
8,779 102,978
Urban Edge Properties
9,721 125,790
Whitestone REIT
17,338 138,184
3,563,945
Food & Staples Retailing - 1.9%
BJ's Wholesale Club Holdings,
Inc. * 4,569 170,332
Ingles Markets, Inc., Class A
16,909 721,338
Performance Food Group Co. *
13,099 623,644
PriceSmart , Inc.
1,120 102,021
Rite Aid Corp. *(b)
7,493 118,614
SpartanNash Co.
5,752 100,142
United Natural Foods, Inc. *
14,740 235,398
Weis Markets, Inc.
3,273 156,482
2,227,971
Food Products - 2.3%
B&G Foods, Inc.
11,779 326,632
Darling Ingredients, Inc. *
7,051 406,702
Fresh Del Monte Produce, Inc.
8,506 204,739
John B Sanfilippo & Son, Inc.
14,930 1,177,380
Lancaster Colony Corp.
661 121,445
Seneca Foods Corp., Class A *
10,071 401,833
2,638,731
Health Care Equipment & Supplies - 2.5%
Cantel Medical Corp.
1,813 142,973
Co-Diagnostics, Inc. *(b)
2,661 24,747
CONMED Corp.
1,495 167,440
Electromed , Inc. *
20,411 200,232
Integer Holdings Corp. *
3,262 264,842
Invacare Corp.
29,359 262,763
iRhythm Technologies, Inc. *(b)
1,232 292,243
Lantheus Holdings, Inc. *
3,274 44,166
LeMaitre Vascular, Inc.
1,143 46,292
LENSAR, Inc. *
6,861 49,742
LivaNova plc *
2,269 150,231
Meridian Bioscience, Inc. *
6,760 126,344
Merit Medical Systems, Inc. *
4,846 269,001
Neogen Corp. *
2,837 224,974
Nevro Corp. *
1,648 285,269
NuVasive , Inc. *
2,561 144,261
Repro-Med Systems, Inc. *
10,877 65,480
Retractable Technologies, Inc. *(b)
8,802 94,533
Utah Medical Products, Inc.
249 20,991
Zynex , Inc. *(b)
3,769 50,731
2,927,255
Health Care Providers & Services - 4.0%
1Life Healthcare, Inc. *
3,505 152,993
AMN Healthcare Services, Inc. *
2,494 170,215
Brookdale Senior Living, Inc. *
23,150 102,554
Community Health Systems, Inc. *
20,227 150,287

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 4.0% (continued)
CorVel Corp. *
6,074 643,844
Ensign Group, Inc. (The)
4,181 304,879
Joint Corp. (The) *(b)
5,452 143,170
LHC Group, Inc. *
1,753 373,950
Magellan Health, Inc. *
1,104 91,455
National Research Corp.
11,575 494,831
Owens & Minor, Inc.
10,836 293,114
Patterson Cos., Inc.
7,910 234,373
Providence Service Corp. (The) *
1,132 156,929
Select Medical Holdings Corp. *
10,765 297,760
Tenet Healthcare Corp. *
2,959 118,153
Triple-S Management Corp., Class
B *(b) 40,253 859,402
Viemed Healthcare, Inc. *
8,703 67,535
4,655,444
Health Care Technology - 1.3%
Computer Programs and Systems,
Inc. 7,126 191,262
Evolent Health, Inc., Class A *
10,242 164,179
HMS Holdings Corp. *
3,336 122,598
Inovalon Holdings, Inc., Class A *
7,273 132,151
NantHealth , Inc. *(b)
30,345 98,014
NextGen Healthcare, Inc. *
16,409 299,300
Omnicell , Inc. *
3,247 389,705
Simulations Plus, Inc.
1,686 121,257
1,518,466
Hotels, Restaurants & Leisure - 2.8%
Biglari Holdings, Inc., Class B *
2,156 239,747
BJ's Restaurants, Inc.
3,589 138,141
Boyd Gaming Corp. *
4,915 210,952
Brinker International, Inc.
2,301 130,167
Caesars Entertainment, Inc. *
7,564 561,778
Carrols Restaurant Group, Inc. *
18,244 114,572
Churchill Downs, Inc.
1,290 251,279
El Pollo Loco Holdings, Inc. *
2,228 40,327
Fiesta Restaurant Group, Inc. *
9,964 113,590
International Game Technology plc
16,017 271,328
Marriott Vacations Worldwide Corp.
1,378 189,089
Papa John's International, Inc.
1,229 104,281
Penn National Gaming, Inc. *
5,764 497,837
RCI Hospitality Holdings, Inc.
1,717 67,718
Texas Roadhouse, Inc.
4,330 338,433
Wingstop , Inc.
252 33,403
3,302,642
Household Durables - 2.6%
Century Communities, Inc. *
5,129 224,548
Helen of Troy Ltd. *
1,030 228,856
Hooker Furniture Corp.
7,219 232,813
KB Home
8,726 292,495
La-Z-Boy, Inc.
4,488 178,802
M/I Homes, Inc. *
3,950 174,945
MDC Holdings, Inc.
4,194 203,828
INVESTMENTS SHARES VALUE ($)
Household Durables - 2.6% (continued)
Meritage Homes Corp. *
3,408 282,251
Purple Innovation, Inc. *
4,749 156,432
Taylor Morrison Home Corp. *
4,304 110,398
TopBuild Corp. *
2,388 439,583
TRI Pointe Group, Inc. *
18,629 321,350
Turtle Beach Corp. *
3,743 80,662
Universal Electronics, Inc. *
1,162 60,958
2,987,921
Household Products - 0.2%
WD-40 Co. 751 199,526
Independent Power and Renewable Electricity Producers - 0.6%
Brookfield Renewable Corp.
5,561 324,010
Clearway Energy, Inc., Class C
4,424 141,258
Ormat Technologies, Inc.
2,235 201,776
667,044
Insurance - 3.7%
American Equity Investment Life
Holding Co. 8,258 228,416
CNO Financial Group, Inc.
5,549 123,354
Employers Holdings, Inc.
36,616 1,178,669
Genworth Financial, Inc., Class A *
28,408 107,382
Heritage Insurance Holdings, Inc.
22,479 227,712
Horace Mann Educators Corp.
10,447 439,192
Kinsale Capital Group, Inc.
805 161,105
National General Holdings Corp.
3,728 127,423
National Western Life Group, Inc.,
Class A 1,845 380,882
Selective Insurance Group, Inc.
3,005 201,275
Stewart Information Services Corp.
5,163 249,683
Trupanion , Inc. *
5,031 602,261
Universal Insurance Holdings, Inc.
16,614 251,038
4,278,392
Interactive Media & Services - 0.1%
Cars.com, Inc. * 8,540 96,502
Internet & Direct Marketing Retail - 1.5%
1-800-Flowers.com, Inc., Class A *
16,940 440,440
Duluth Holdings, Inc., Class B *(b)
9,296 98,166
Groupon, Inc. *
6,048 229,794
Lands' End, Inc. *
11,384 245,553
PetMed Express, Inc. (b)
6,210 199,092
Shutterstock, Inc.
2,748 197,032
Stamps.com, Inc. *
1,944 381,393
1,791,470
IT Services - 2.5%
Cardtronics plc, Class A *
5,185 183,030
CSG Systems International, Inc.
3,010 135,661
EVERTEC, Inc.
5,151 202,537
Hackett Group, Inc. (The)
9,872 142,058
International Money Express, Inc. *
16,947 263,017
KBR, Inc.
8,900 275,277

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
IT Services - 2.5% (continued)
MAXIMUS, Inc.
4,932 360,973
NIC, Inc.
4,783 123,545
Perficient , Inc. *
3,774 179,831
Perspecta , Inc.
8,009 192,857
Sykes Enterprises, Inc. *
15,462 582,454
TTEC Holdings, Inc.
3,044 221,999
2,863,239
Leisure Products - 2.2%
Acushnet Holdings Corp.
1,009 40,905
Callaway Golf Co.
3,519 84,491
Johnson Outdoors, Inc., Class A
7,627 859,029
Malibu Boats, Inc., Class A *
4,020 251,009
MasterCraft Boat Holdings, Inc. *
1,859 46,178
Nautilus, Inc. *
3,877 70,329
Smith & Wesson Brands, Inc.
20,180 358,195
Sturm Ruger & Co., Inc.
2,492 162,154
Vista Outdoor, Inc. *
14,545 345,589
YETI Holdings, Inc. *
5,677 388,704
2,606,583
Life Sciences Tools & Services - 1.4%
Fluidigm Corp. *
28,940 173,640
Luminex Corp.
7,688 177,746
Medpace Holdings, Inc. *
5,355 745,416
NeoGenomics , Inc. *
8,821 474,923
1,571,725
Machinery - 1.8%
Astec Industries, Inc.
3,529 204,259
Columbus McKinnon Corp.
6,492 249,553
Federal Signal Corp.
2,937 97,420
Greenbrier Cos., Inc. (The)
1,571 57,153
Meritor, Inc. *
13,779 384,572
Miller Industries, Inc.
5,723 217,588
Mueller Industries, Inc.
16,603 582,931
Navistar International Corp. *
2,433 106,955
Shyft Group, Inc. (The)
5,081 144,199
Wabash National Corp.
3,541 61,011
2,105,641
Metals & Mining - 1.2%
Arconic Corp. *
9,040 269,392
Caledonia Mining Corp. plc (South
Africa) 4,244 67,395
Commercial Metals Co.
24,638 506,064
Ryerson Holding Corp. *
23,214 316,639
Warrior Met Coal, Inc.
10,681 227,719
1,387,209
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate
Finance, Inc. 8,120 90,700
Blackstone Mortgage Trust, Inc.,
Class A 7,573 208,485
INVESTMENTS SHARES VALUE ($)
Mortgage Real Estate Investment Trusts (REITs) - 0.6% (continued)
Chimera Investment Corp.
10,446 107,072
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 3,903 247,567
PennyMac Mortgage Investment
Trust 5,580 98,152
751,976
Multiline Retail - 0.2%
Big Lots, Inc.
2,154 92,471
Macy's, Inc.
17,081 192,161
284,632
Oil, Gas & Consumable Fuels - 0.6%
Bonanza Creek Energy, Inc. *
6,511 125,858
CNX Resources Corp. *
6,153 66,452
Diamond S Shipping, Inc. *
7,303 48,638
Penn Virginia Corp. *
11,803 119,801
Renewable Energy Group, Inc. *
3,454 244,612
World Fuel Services Corp.
2,232 69,549
674,910
Paper & Forest Products - 1.0%
Boise Cascade Co.
14,352 686,026
Clearwater Paper Corp. *
4,301 162,363
Verso Corp., Class A
23,608 283,768
1,132,157
Personal Products - 0.7%
Edgewell Personal Care Co.
6,425 222,177
Lifevantage Corp. *
1,694 15,788
Medifast , Inc.
1,915 375,991
USANA Health Sciences, Inc. *
2,282 175,942
789,898
Pharmaceuticals - 0.7%
Collegium Pharmaceutical, Inc. *
6,391 128,012
Corcept Therapeutics, Inc. *
11,120 290,899
Evofem Biosciences, Inc. *(b)
30,616 73,784
Innoviva , Inc. *
11,123 137,814
Phibro Animal Health Corp., Class
A 4,388 85,215
Prestige Consumer Healthcare,
Inc. * 2,241 78,144
793,868
Professional Services - 2.6%
Barrett Business Services, Inc.
2,741 186,964
Kelly Services, Inc., Class A
62,569 1,287,044
Kforce , Inc.
31,920 1,343,513
Mastech Digital, Inc. *
6,206 98,675
Resources Connection, Inc.
3,815 47,955
TrueBlue , Inc. *
2,138 39,959
3,004,110

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - 0.5%
eXp World Holdings, Inc. *
3,558 224,581
Realogy Holdings Corp. *
4,142 54,343
Redfin Corp. *
4,487 307,943
586,867
Road & Rail - 0.9%
ArcBest Corp.
9,233 393,972
Avis Budget Group, Inc. *
1,871 69,788
Covenant Logistics Group, Inc. *
2,091 30,968
Marten Transport Ltd.
6,409 110,427
US Xpress Enterprises, Inc., Class
A * 17,145 117,272
Werner Enterprises, Inc.
8,367 328,154
1,050,581
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Energy Industries, Inc. *
1,330 128,970
Amkor Technology, Inc.
48,482 731,109
Axcelis Technologies, Inc. *
2,277 66,306
Brooks Automation, Inc.
4,202 285,106
CMC Materials, Inc.
2,670 403,971
Diodes, Inc. *
5,042 355,461
FormFactor , Inc. *
14,227 612,046
Ichor Holdings Ltd. *
4,196 126,488
Lattice Semiconductor Corp. *
7,043 322,710
NeoPhotonics Corp. *
17,774 161,566
Onto Innovation, Inc. *
2,672 127,054
Photronics , Inc. *
35,694 398,345
Power Integrations, Inc.
6,477 530,207
Semtech Corp. *
555 40,010
SMART Global Holdings, Inc. *
4,544 170,991
Synaptics , Inc. *
7,198 693,887
Ultra Clean Holdings, Inc. *
11,330 352,929
5,507,156
Software - 4.5%
American Software, Inc., Class A
5,265 90,400
Appfolio , Inc., Class A *
1,593 286,804
Avaya Holdings Corp. *
5,285 101,208
Blackline, Inc. *
2,407 321,046
Box, Inc., Class A *
8,108 146,349
Cerence , Inc. *(b)
3,082 309,679
ChannelAdvisor Corp. *
11,873 189,731
Cloudera, Inc. *(b)
25,837 359,393
Digital Turbine, Inc. *
5,825 329,462
Domo, Inc., Class B *
1,041 66,385
Ebix , Inc.
8,675 329,390
Envestnet , Inc. *
1,699 139,811
Intelligent Systems Corp. *
1,302 52,223
J2 Global, Inc. *
4,735 462,562
Mitek Systems, Inc. *
5,648 100,421
Progress Software Corp.
5,279 238,558
Q2 Holdings, Inc. *
1,074 135,893
Qualys , Inc. *
2,655 323,565
INVESTMENTS SHARES VALUE ($)
Software - 4.5% (continued)
Sapiens International Corp. NV
(Israel) 3,884 118,889
SecureWorks Corp., Class A *
28,828 409,934
Smith Micro Software, Inc. *(b)
18,974 102,839
SPS Commerce, Inc. *
3,795 412,099
Xperi Holding Corp.
8,228 171,965
5,198,606
Specialty Retail - 2.1%
Asbury Automotive Group, Inc. *
2,406 350,650
Camping World Holdings, Inc.,
Class A 4,753 123,816
Citi Trends, Inc.
2,070 102,838
Genesco, Inc. *
2,934 88,284
Group 1 Automotive, Inc.
2,203 288,901
Hibbett Sports, Inc. *
3,622 167,264
Lithia Motors, Inc., Class A
1,240 362,911
Murphy USA, Inc.
1,432 187,406
ODP Corp. (The) *
7,717 226,108
RH *
171 76,526
Sally Beauty Holdings, Inc. *
12,246 159,688
Sleep Number Corp. *
1,746 142,927
Sonic Automotive, Inc., Class A
3,800 146,566
Sportsman's Warehouse Holdings,
Inc. * 3,076 53,984
2,477,869
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. *
5,171 82,064
Diebold Nixdorf, Inc. *
9,466 100,907
Super Micro Computer, Inc. *
8,136 257,586
440,557
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. *
1,556 97,499
Deckers Outdoor Corp. *
1,272 364,784
G-III Apparel Group Ltd. *
21,840 518,482
Lakeland Industries, Inc. *
2,774 75,591
1,056,356
Thrifts & Mortgage Finance - 2.2%
Flagstar Bancorp, Inc.
10,925 445,303
HomeStreet , Inc.
4,290 144,787
Mr Cooper Group, Inc. *
20,652 640,832
PennyMac Financial Services, Inc.
6,811 446,938
Radian Group, Inc.
14,545 294,536
Walker & Dunlop, Inc.
5,811 534,728
2,507,124
Tobacco - 1.6%
Turning Point Brands, Inc.
39,198 1,746,663
Vector Group Ltd.
6,859 79,907
1,826,570

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1.7%
BMC Stock Holdings, Inc. *
3,700 198,616
CAI International, Inc.
1,534 47,922
GMS, Inc. *
8,039 245,029
Rush Enterprises, Inc., Class A
14,242 589,904
SiteOne Landscape Supply, Inc. *
594 94,226
Textainer Group Holdings Ltd.
(China) * 6,494 124,555
Triton International Ltd.
2,272 110,215
Veritiv Corp. *
22,555 468,918
WESCO International, Inc. *
1,657 130,074
2,009,459
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 2,726 117,900
TOTAL COMMON STOCKS
(Cost $76,268,168) 110,191,035
PREFERRED STOCKS - 0.1%
Media - 0.0% (d)
Liberty Broadband Corp., Series A,
7.00%, 3/10/2039 (e)
2,727 77,637
Trading Companies & Distributors - 0.1%
WESCO International, Inc., Series
A, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
10.33%), 10.63%, 6/22/2025 (e)(f)
2,752 86,000
TOTAL PREFERRED STOCKS
(Cost $97,964) 163,637
SHORT-TERM INVESTMENTS - 4.8%
INVESTMENT COMPANIES - 4.8%
Limited Purpose Cash Investment
Fund, 0.03% (g)
(Cost $5,548,703) 5,550,058 5,547,838
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 3.0%
Investment Companies - 3.0%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (g)(h) 1,083,162 1,083,162
Limited Purpose Cash Investment
Fund 0.03% (g)(h) 2,334,521 2,333,588
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,417,684) 3,416,750
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 102.8%
(Cost $85,332,519) 119,319,260
LIABILITIES IN EXCESS OF OTHER
ASSETS - (2.8)% ( i ) (3,245,821)
NET ASSETS - 100.0% 116,073,439
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 792,096 0.7%
Consumer Discretionary 17,877,973 15.4
Consumer Staples 7,682,696 6.6
Energy 1,665,122 1.4
Financials 15,678,956 13.5
Health Care 20,198,108 17.4
Industrials 19,800,862 17.1
Information Technology 18,131,165 15.6
Materials 3,531,830 3.0
Real Estate 4,150,812 3.6
Utilities 845,052 0.7
Short-Term Investments 5,547,838 4.8
Securities Lending Collateral 3,416,750 3.0
Total Investments In Securities
At Value 119,319,260 102.8
Liabilities in Excess of Other
Assets (i ) (3,245,821) (2.8)
Net Assets
$ 116,073,439 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2020, the value of these securities amounted to $310,855 or 0.27% of net assets.
(b) The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 was
$3,317,027.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2020 amounted to $139,809, which represents approximately 0.12% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Perpetual security. The rate reflected was the rate in effect on December 31, 2020. The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2020.
(g) Represents 7-day effective yield as of December 31, 2020.
(h) Represents security purchased with the cash collateral received for securities on loan.

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
(i) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 51 3/2021 USD $ 5,035,740 $ 153,766
$ 153,766

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.2%
Australia - 6.0%
Afterpay Ltd. * 12,504 1,136,685
AGL Energy Ltd. 46,980 433,643
Aristocrat Leisure Ltd. 4,783 114,845
Aurizon Holdings Ltd. 267,612 804,021
BHP Group Ltd. 43,604 1,424,742
BHP Group plc 23,383 617,414
BlueScope Steel Ltd. 142,429 1,923,473
Crown Resorts Ltd. 54,646 406,701
Dexus, REIT 104,929 761,043
Fortescue Metals Group Ltd. 205,143 3,705,374
Goodman Group, REIT 41,832 611,478
GPT Group (The), REIT 196,673 684,094
REA Group Ltd. 2,439 279,381
Rio Tinto Ltd. 5,989 526,682
Rio Tinto plc 19,982 1,504,107
Scentre Group, REIT 235,569 506,000
South32 Ltd. 568,812 1,087,094
Tabcorp Holdings Ltd. 25,699 77,373
Wesfarmers Ltd. 2,276 88,462
16,692,612
—
Belgium - 0.7%
Ageas SA/NV 12,609 669,628
Etablissements Franz Colruyt NV 16,090 952,743
Proximus SADP 15,530 306,769
1,929,140
—
Canada - 9.2%
Bank of Montreal (1) 3,073 233,644
Bank of Nova Scotia (The) (1) 2,990 161,609
Canadian Imperial Bank of
Commerce (1) 9,303 794,581
Canadian Pacific Railway Ltd. (1) 6,206 2,152,671
Canadian Tire Corp. Ltd., Class A
(1) 25,576 3,362,113
CCL Industries, Inc., Class B (1) 7,415 336,643
CGI, Inc. (1)* 16,328 1,295,439
CI Financial Corp. (1) 170,829 2,117,748
Constellation Software, Inc. (1) 1,257 1,632,273
Great-West Lifeco, Inc. (1) 3,723 88,768
iA Financial Corp., Inc. (1) 7,392 320,442
IGM Financial, Inc. (1) 7,878 213,583
Keyera Corp. (1) 4,612 81,957
Kinross Gold Corp. (1) 312,566 2,293,477
Kirkland Lake Gold Ltd. (1) 4,362 180,251
Magna International, Inc. (1) 8,075 571,638
National Bank of Canada (1) 16,424 924,358
Open Text Corp. (1) 36,286 1,648,819
Pan American Silver Corp. (1) 44,793 1,544,829
Parkland Corp. (1) 15,395 488,494
Power Corp. of Canada (1) 5,259 120,764
Quebecor, Inc., Class B (1) 12,723 327,446
Royal Bank of Canada (1) 5,587 459,065
Shopify, Inc., Class A (1)* 1,314 1,483,729
Teck Resources Ltd., Class B (1) 102,944 1,868,180
Topicus.com, Inc. * 2,337 8,835
INVESTMENTS SHARES VALUE ($)
Canada - 9.2% (continued)
Yamana Gold, Inc. (1) 121,655 694,816
25,406,172
—
Chile - 0.2%
Lundin Mining Corp. (1) 54,576 484,491
China - 0.8%
BOC Hong Kong Holdings Ltd. 182,500 553,199
Prosus NV * 5,207 562,245
Yangzijiang Shipbuilding Holdings
Ltd. 1,363,500 985,679
2,101,123
—
Denmark - 3.1%
Coloplast A/S, Class B 6,391 977,368
DSV Panalpina A/S 3,360 564,688
Genmab A/S * 3,102 1,257,842
GN Store Nord A/S 1,003 79,953
Novo Nordisk A/S, Class B 35,121 2,450,012
Pandora A/S 28,361 3,174,102
8,503,965
—
Finland - 1.3%
Kone OYJ, Class B 20,529 1,672,706
Nokia OYJ * 82,749 319,603
Orion OYJ, Class B 37,639 1,728,946
3,721,255
—
France - 9.1%
Arkema SA 9,235 1,056,686
Atos SE * 27,378 2,500,041
AXA SA 18,282 438,445
BioMerieux 1,336 188,035
BNP Paribas SA * 38,213 2,017,348
Bollore SA 31,253 129,392
Capgemini SE 810 125,997
Carrefour SA 131,582 2,253,266
Cie de Saint-Gobain 31,746 1,460,075
Cie Generale des Etablissements
Michelin SCA 2,784 358,459
CNP Assurances * 17,233 279,985
Credit Agricole SA * 63,263 799,767
Electricite de France SA 87,593 1,386,101
Ipsen SA 9,194 760,235
L'Oreal SA 3,782 1,443,030
Orange SA 52,321 622,883
Peugeot SA * 125,234 3,429,614
Publicis Groupe SA 22,857 1,136,024
Sanofi 32,154 3,116,463
Schneider Electric SE 6,120 884,508
Sodexo SA 2,274 192,321
TOTAL SE 6,432 277,619
Vivendi SA 5,310 171,271
25,027,565
—
Germany - 7.6%
Bayer AG (Registered) 51,651 3,042,822
Bayerische Motoren Werke AG 12,107 1,068,523
Brenntag AG 27,044 2,102,983
Commerzbank AG * 20,980 135,583
Daimler AG (Registered) 17,235 1,221,605

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 7.6% (continued)
Delivery Hero SE *(a) 6,163 963,826
Deutsche Boerse AG 3,492 594,591
Deutsche Post AG (Registered) 15,376 761,662
Deutsche Wohnen SE 5,340 284,915
Evonik Industries AG 5,927 193,721
Fresenius Medical Care AG & Co.
KGaA 12,373 1,031,752
Fresenius SE & Co. KGaA 9,490 438,835
GEA Group AG 14,027 501,706
HOCHTIEF AG 2,837 276,073
Infineon Technologies AG 42,110 1,608,123
Just Eat Takeaway.com NV *(a) 1,053 118,729
KION Group AG 2,975 257,998
Knorr-Bremse AG 2,590 353,364
SAP SE 3,792 491,135
Siemens AG (Registered) 7,118 1,025,323
Siemens Energy AG * 3,559 130,436
Volkswagen AG (Preference) 2,159 403,482
Vonovia SE 7,526 549,655
Zalando SE *(a) 31,258 3,476,872
21,033,714
—
Hong Kong - 3.2%
ASM Pacific Technology Ltd. 13,100 173,007
CK Asset Holdings Ltd. 350,500 1,793,473
CLP Holdings Ltd. 99,500 920,041
Hong Kong Exchanges & Clearing
Ltd. 19,000 1,042,183
Kerry Properties Ltd. 39,000 98,642
Link, REIT 26,000 236,126
New World Development Co. Ltd. 33,750 157,019
PCCW Ltd. 269,000 161,991
Sun Hung Kai Properties Ltd. 41,000 524,348
Swire Pacific Ltd., Class A 81,500 448,935
WH Group Ltd. (a) 4,030,500 3,379,786
8,935,551
—
Italy - 2.3%
Assicurazioni Generali SpA 59,803 1,047,055
DiaSorin SpA 15,713 3,280,729
Prysmian SpA 49,720 1,769,666
Recordati Industria Chimica e
Farmaceutica SpA 5,155 286,663
6,384,113
—
Japan - 21.3%
Acom Co. Ltd. 10,000 42,698
Bandai Namco Holdings, Inc. 3,100 268,462
Chubu Electric Power Co., Inc. 32,800 395,830
Daiwa House Industry Co. Ltd. 15,100 448,964
ENEOS Holdings, Inc. 658,700 2,365,854
Fujitsu Ltd. 23,400 3,382,130
Fukuoka Financial Group, Inc. 38,400 684,478
Iida Group Holdings Co. Ltd. 11,400 230,487
ITOCHU Corp. 91,900 2,643,055
Japan Post Holdings Co. Ltd. 116,100 904,319
Japan Post Insurance Co. Ltd. 165,200 3,387,281
Japan Tobacco, Inc. 27,100 552,492
Kajima Corp. 5,900 79,149
KDDI Corp. 46,100 1,366,877
INVESTMENTS SHARES VALUE ($)
Japan - 21.3% (continued)
Kyocera Corp. 23,700 1,454,668
M3, Inc. 6,700 632,931
Mitsubishi Electric Corp. 65,800 994,478
Mitsubishi Estate Co. Ltd. 17,800 286,097
Mitsubishi Gas Chemical Co., Inc. 38,500 885,323
Mitsubishi UFJ Financial Group,
Inc. 377,500 1,671,426
Mitsui Fudosan Co. Ltd. 13,800 288,966
Mizuho Financial Group, Inc. 113,150 1,436,121
MS&AD Insurance Group Holdings,
Inc. 95,200 2,896,464
Murata Manufacturing Co. Ltd. 3,400 307,800
Nexon Co. Ltd. 57,700 1,780,328
Nintendo Co. Ltd. 200 128,388
Nippon Express Co. Ltd. 22,000 1,479,868
Nippon Telegraph & Telephone
Corp. 144,400 3,705,161
Nitto Denko Corp. 5,500 492,690
Nomura Holdings, Inc. 664,800 3,514,846
Nomura Real Estate Holdings, Inc. 8,000 177,389
Obayashi Corp. 105,800 913,538
Resona Holdings, Inc. 877,700 3,072,624
Rohm Co. Ltd. 4,400 426,539
Sekisui House Ltd. 4,100 83,524
Shimano, Inc. 1,100 257,487
Shinsei Bank Ltd. 42,100 520,097
Sompo Holdings, Inc. 46,300 1,877,134
Subaru Corp. 22,300 446,199
SUMCO Corp. 40,100 880,529
Sumitomo Mitsui Financial Group,
Inc. 79,300 2,458,154
Sumitomo Mitsui Trust Holdings,
Inc. 38,500 1,187,907
T&D Holdings, Inc. 133,500 1,579,152
Teijin Ltd. 31,600 594,652
Tokyo Electric Power Co. Holdings,
Inc. * 130,700 345,230
Tokyo Electron Ltd. 9,200 3,436,778
Tosoh Corp. 88,300 1,379,614
Toyota Motor Corp. 1,600 123,472
Yamaha Corp. 2,100 123,741
58,591,391
—
Netherlands - 4.3%
ASML Holding NV 8,219 3,979,453
ING Groep NV 70,771 658,018
Koninklijke Ahold Delhaize NV 111,120 3,134,844
Koninklijke Philips NV * 1,449 78,054
NN Group NV 12,769 552,007
Randstad NV * 22,031 1,426,126
Royal Dutch Shell plc, Class B 64,849 1,099,107
Wolters Kluwer NV 11,852 999,919
11,927,528
—
Russia - 0.3%
Evraz plc 148,781 950,848

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Singapore - 1.2%
CapitaLand Integrated Commercial
Trust, REIT 105,120 171,916
Genting Singapore Ltd. 712,800 459,073
Venture Corp. Ltd. 174,300 2,562,875
3,193,864
—
South Africa - 0.2%
Anglo American plc 13,960 460,990
Spain - 1.9%
CaixaBank SA 264,630 680,172
Enagas SA 17,196 378,307
Endesa SA 13,089 359,017
Grifols SA 27,458 801,676
Iberdrola SA 43,525 625,467
Mapfre SA 391,373 764,857
Repsol SA 163,645 1,648,580
5,258,076
—
Sweden - 3.5%
Alfa Laval AB * 21,902 604,856
Atlas Copco AB, Class A 3,743 192,377
Atlas Copco AB, Class B 6,074 272,647
Boliden AB 14,416 511,442
Electrolux AB, Series B 36,236 843,101
Epiroc AB, Class A 50,340 914,916
Essity AB, Class B 68,141 2,195,446
Hexagon AB, Class B 1,963 179,972
Husqvarna AB, Class B 20,374 264,413
ICA Gruppen AB 31,582 1,579,752
Investor AB, Class B 8,330 606,285
Securitas AB, Class B 8,031 129,569
Skanska AB, Class B 8,749 222,960
SKF AB, Class B 22,374 582,155
Telefonaktiebolaget LM Ericsson,
Class B 46,204 549,618
9,649,509
—
Switzerland - 8.1%
ABB Ltd. (Registered) 4,586 128,634
Adecco Group AG (Registered) 5,112 340,476
Coca-Cola HBC AG 5,438 176,099
Credit Suisse Group AG
(Registered) 44,177 570,364
EMS-Chemie Holding AG
(Registered) 176 169,305
Geberit AG (Registered) 1,253 784,342
LafargeHolcim Ltd. (Registered) * 7,867 431,802
Lonza Group AG (Registered) 1,319 849,656
Nestle SA (Registered) 14,750 1,743,617
Novartis AG (Registered) 37,735 3,553,050
Roche Holding AG 17,412 6,064,574
SGS SA (Registered) 64 192,920
Sonova Holding AG (Registered) * 10,337 2,688,588
STMicroelectronics NV 61,583 2,278,310
Swatch Group AG (The) 2,884 783,996
UBS Group AG (Registered) 118,327 1,666,025
22,421,758
—
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.7%
3i Group plc 23,824 376,822
Admiral Group plc 12,583 497,555
Auto Trader Group plc (a) 40,462 329,350
Aviva plc 755,780 3,361,734
BAE Systems plc 141,647 944,612
Barclays plc 890,692 1,786,812
Berkeley Group Holdings plc 2,305 149,105
British American Tobacco plc 38,753 1,439,165
BT Group plc * 1,910,099 3,442,875
CK Hutchison Holdings Ltd. 112,500 785,456
Compass Group plc 4,105 76,564
Direct Line Insurance Group plc 206,809 904,522
Entain plc 209,953 3,256,540
Experian plc 2,856 108,496
Fiat Chrysler Automobiles NV * 16,766 302,896
Halma plc 3,997 133,861
Imperial Brands plc 14,676 307,823
JD Sports Fashion plc * 65,096 764,764
Kingfisher plc * 786,352 2,905,683
London Stock Exchange Group plc 5,501 679,024
Next plc * 10,859 1,047,092
Ocado Group plc * 24,800 775,499
Persimmon plc 43,482 1,641,132
Sage Group plc (The) 15,256 121,136
Standard Chartered plc 15,901 100,970
Taylor Wimpey plc 35,457 80,202
Vodafone Group plc 150,440 247,096
Wm Morrison Supermarkets plc 87,155 210,890
26,777,676
—
Zambia - 0.2%
First Quantum Minerals Ltd. (1) 36,560 656,294
TOTAL COMMON STOCKS
(Cost $211,127,049) 260,107,635
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4.7%
Limited Purpose Cash Investment
Fund, 0.03% (1)(b)
(Cost $13,085,182) 13,089,764 13,084,528
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.9%
(Cost $224,212,231) 273,192,163
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.1% (c) 2,960,448
NET ASSETS - 100.0% 276,152,611

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 14,135,233 5.1%
Consumer Discretionary 34,474,339 12.5
Consumer Staples 19,368,953 7.0
Energy 5,961,611 2.2
Financials 51,450,213 18.6
Health Care 33,308,186 12.1
Industrials 30,444,106 11.0
Information Technology 32,117,356 11.6
Materials 25,974,942 9.4
Real Estate 8,029,059 2.9
Utilities 4,843,637 1.8
Short-Term Investments 13,084,528 4.7
Total Investments In Securities
At Value 273,192,163 98.9
Other Assets in Excess of
Liabilities (c ) 2,960,448 1.1
Net Assets
$ 276,152,611 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2020 amounted to $8,268,563, which represents approximately 2.99% of net assets of the fund.
(b) Represents 7-day effective yield as of December 31, 2020.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 127 3/2021 USD $ 13,530,580 $ 133,685
$ 133,685

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.6%
Brazil - 5.1%
Atacadao SA * 228,900 853,505
Banco Bradesco SA (Preference) * 60,900 320,311
Banco BTG Pactual SA * 15,000 271,107
Banco do Brasil SA * 48,500 364,608
BB Seguridade Participacoes SA 35,200 201,453
CCR SA 136,200 354,325
Cia Energetica de Minas Gerais
(Preference) 91,400 257,711
Cia Paranaense de Energia , ADR
(1)* 17,889 255,813
Cia Siderurgica Nacional SA 104,500 643,543
Cosan SA 5,900 86,170
CPFL Energia SA 18,300 115,092
Hapvida Participacoes e
Investimentos SA (a) 146,900 433,393
Itau Unibanco Holding SA
(Preference) 39,600 242,356
Itausa SA (Preference) 76,795 174,273
Lojas Americanas SA (Preference) * 33,300 168,557
Lojas Renner SA * 9,300 78,199
Petrobras Distribuidora SA * 643,800 2,747,417
Sul America SA 16,900 144,728
Telefonica Brasil SA * 39,900 358,737
TIM SA, ADR (1)* 93,315 1,298,945
Ultrapar Participacoes SA 163,600 748,935
Vale SA, ADR (1) 81,916 1,372,912
Via Varejo S/A * 239,800 747,071
WEG SA 77,500 1,131,875
13,371,036
—
Chile - 0.2%
Banco de Chile, ADR (1) 7,307 148,917
Banco de Credito e Inversiones SA 3,576 140,372
Enel Americas SA, ADR (1) 9,498 78,074
Enel Chile SA, ADR (1) 19,382 75,396
442,759
—
China - 37.0%
Agricultural Bank of China Ltd.,
Class A 1,060,471 512,354
Agricultural Bank of China Ltd.,
Class H 299,000 109,506
Alibaba Group Holding Ltd., ADR
(1)* 57,234 13,320,069
A-Living Smart City Services Co.
Ltd., Class H (a) 329,000 1,460,281
Anhui Conch Cement Co. Ltd.,
Class A 35,588 282,914
Anhui Conch Cement Co. Ltd.,
Class H 71,500 448,095
Autohome , Inc., ADR (1) 2,981 296,967
BAIC Motor Corp. Ltd., Class H (a) 271,500 100,748
Baidu, Inc., ADR (1)* 9,888 2,138,181
Bank of China Ltd., Class A 1,038,900 508,199
Bank of Communications Co. Ltd.,
Class A 302,824 208,714
Bank of Ningbo Co. Ltd., Class A 36,564 198,802
Bank of Shanghai Co. Ltd., Class A 93,700 113,056
BeiGene Ltd., ADR (1)* 1,466 378,800
INVESTMENTS SHARES VALUE ($)
China - 37.0% (continued)
Bilibili , Inc., ADR (1)* 3,775 323,593
BOE Technology Group Co. Ltd.,
Class A 388,800 359,426
Bosideng International Holdings
Ltd. 376,000 191,724
BYD Co. Ltd., Class A 23,619 707,539
BYD Electronic International Co.
Ltd. (b) 430,500 2,258,528
China CITIC Bank Corp. Ltd., Class
H 461,000 195,826
China Construction Bank Corp.,
Class H 2,675,000 2,017,696
China Everbright Bank Co. Ltd.,
Class A 179,100 109,976
China Everbright Bank Co. Ltd.,
Class H 242,000 92,294
China Everbright Environment
Group Ltd. 1,192,000 673,332
China Evergrande Group 368,000 707,322
China Hongqiao Group Ltd. 1,322,000 1,212,021
China Longyuan Power Group
Corp. Ltd., Class H 240,000 241,321
China Medical System Holdings
Ltd. 521,000 582,055
China Merchants Bank Co. Ltd.,
Class A 61,800 418,074
China Merchants Securities Co.
Ltd., Class A 66,200 237,759
China Minsheng Banking Corp.
Ltd., Class A 106,267 85,004
China Mobile Ltd. 206,175 1,175,291
China National Building Material
Co. Ltd., Class H 2,540,000 3,057,374
China Overseas Land & Investment
Ltd. 129,000 280,252
China Pacific Insurance Group Co.
Ltd., Class A 21,900 129,414
China Petroleum & Chemical Corp.,
Class A 155,300 96,317
China Resources Cement Holdings
Ltd. 520,000 580,806
China Resources Land Ltd. 290,000 1,195,058
China Resources Power Holdings
Co. Ltd. 324,000 348,774
China Shenhua Energy Co. Ltd.,
Class H 297,500 560,784
China Tourism Group Duty Free
Corp. Ltd., Class A 14,000 609,400
China Unicom Hong Kong Ltd. 206,000 117,518
China Vanke Co. Ltd., Class H 214,000 738,773
China Yangtze Power Co. Ltd.,
Class A 44,400 130,796
CITIC Securities Co. Ltd., Class A 68,900 311,415
CNOOC Ltd., ADR (1) 6,086 557,782
Country Garden Holdings Co. Ltd. 1,201,000 1,657,710
Country Garden Services Holdings
Co. Ltd. 275,000 1,860,530
Daqin Railway Co. Ltd., Class A 82,500 81,980
Dongfeng Motor Group Co. Ltd.,
Class H 334,000 390,289

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
China - 37.0% (continued)
Far East Horizon Ltd. 403,000 415,403
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 12,720 392,790
GDS Holdings Ltd., ADR (1)* 2,579 241,498
Great Wall Motor Co. Ltd., Class H 452,000 1,555,146
Greentown Service Group Co. Ltd.
(c) 426,000 526,636
GSX Techedu , Inc., ADR (1)* 2,291 118,468
Guotai Junan Securities Co. Ltd.,
Class A 63,990 172,496
Haier Smart Home Co. Ltd., Class A 57,300 257,995
Haier Smart Home Co. Ltd., Class
H * 68,800 249,377
Haitong Securities Co. Ltd., Class A 82,600 163,451
Hengan International Group Co.
Ltd. 136,000 962,961
Huatai Securities Co. Ltd., Class A 60,500 167,617
Huazhu Group Ltd., ADR (1) 7,502 337,815
Industrial & Commercial Bank of
China Ltd., Class A 117,000 89,816
Industrial & Commercial Bank of
China Ltd., Class H 541,000 347,587
Industrial Bank Co. Ltd., Class A 63,643 204,417
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 31,500 214,973
JD.com, Inc., ADR (1)* 26,784 2,354,314
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 32,085 549,750
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 7,664 278,311
Jiangxi Copper Co. Ltd., Class H 394,000 620,206
Kingboard Holdings Ltd. 58,500 246,823
Kingdee International Software
Group Co. Ltd. * 143,000 583,806
Kunlun Energy Co. Ltd. 652,000 565,078
Kweichow Moutai Co. Ltd., Class A 3,700 1,137,140
Lee & Man Paper Manufacturing
Ltd. 98,000 80,415
Legend Holdings Corp., Class H
(a)(b) 212,200 278,754
Li Ning Co. Ltd. 31,500 216,756
Luxshare Precision Industry Co.
Ltd., Class A 62,333 538,753
Luzhou Laojiao Co. Ltd., Class A 13,400 466,238
Meituan , Class B *(c) 92,000 3,463,198
NetEase , Inc., ADR (1) 14,340 1,373,342
New China Life Insurance Co. Ltd.,
Class A 16,700 148,935
New Oriental Education &
Technology Group, Inc., ADR (1)* 5,557 1,032,546
NIO, Inc., ADR (1)* 35,095 1,710,530
PetroChina Co. Ltd., Class A 155,000 98,956
Pinduoduo , Inc., ADR (1)* 10,698 1,900,714
Ping An Bank Co. Ltd., Class A 85,620 254,800
Ping An Insurance Group Co. of
China Ltd., Class A 34,800 465,683
SAIC Motor Corp. Ltd., Class A 55,300 208,102
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 324,000 733,023
INVESTMENTS SHARES VALUE ($)
China - 37.0% (continued)
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 86,400 152,006
Shanghai Pudong Development
Bank Co. Ltd., Class A 85,907 127,922
Shenwan Hongyuan Group Co.
Ltd., Class A 163,075 132,458
Sinopec Engineering Group Co.
Ltd., Class H 391,000 168,819
Sinopharm Group Co. Ltd., Class H 133,200 323,120
Sinotruk Hong Kong Ltd. 833,000 2,133,773
Suning.com Co. Ltd., Class A 75,300 89,394
TAL Education Group, ADR (1)* 13,200 943,932
Tencent Holdings Ltd. 205,500 14,786,506
Trip.com Group Ltd., ADR (1)* 20,700 698,211
Tsingtao Brewery Co. Ltd., Class H 8,000 83,815
Vipshop Holdings Ltd., ADR (1)* 13,985 393,118
Wuliangye Yibin Co. Ltd., Class A 15,905 714,359
Xiaomi Corp., Class B *(a) 570,800 2,426,059
Xinyi Solar Holdings Ltd. 374,000 980,706
Yanzhou Coal Mining Co. Ltd.,
Class H 322,000 258,062
Yonghui Superstores Co. Ltd.,
Class A 89,546 98,943
Yum China Holdings, Inc. (1) 12,915 737,317
Zai Lab Ltd., ADR (1)* 2,213 299,507
Zhongsheng Group Holdings Ltd. 224,000 1,600,106
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 18,400 80,401
ZTE Corp., Class H 77,000 193,935
ZTO Express Cayman, Inc., ADR
(1) 13,959 407,044
97,924,571
—
Hong Kong - 0.5%
Kingboard Laminates Holdings Ltd. 113,500 185,449
Nine Dragons Paper Holdings Ltd. 512,000 727,832
Vinda International Holdings Ltd. 132,000 360,968
1,274,249
—
Hungary - 0.1%
OTP Bank Nyrt . * 2,950 132,941
India - 9.0%
Ambuja Cements Ltd. 33,888 115,569
Aurobindo Pharma Ltd. 201,114 2,532,563
Axis Bank Ltd., GDR *(c) 4,149 174,945
Cipla Ltd. 112,967 1,268,801
Colgate-Palmolive India Ltd. 3,430 73,575
Dabur India Ltd. 51,669 378,156
Divi's Laboratories Ltd. 25,928 1,363,611
Dr Reddy's Laboratories Ltd., ADR
(1) 21,070 1,502,080
Godrej Consumer Products Ltd. 8,849 89,753
HCL Technologies Ltd. 208,154 2,701,611
Hero MotoCorp Ltd. 16,981 723,667
Infosys Ltd., ADR (1) 289,943 4,914,535
ITC Ltd. 93,652 268,204
Kotak Mahindra Bank Ltd. * 17,656 482,550
Larsen & Toubro Ltd., GDR (c) 5,947 103,597
Piramal Enterprises Ltd. 33,589 656,925
Reliance Industries Ltd., GDR (a) 1,353 73,766

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
India - 9.0% (continued)
Sun Pharmaceutical Industries Ltd. 90,786 737,087
Tata Consultancy Services Ltd. 66,603 2,615,176
Tata Steel Ltd. 81,872 723,327
Tech Mahindra Ltd. 82,332 1,100,408
Wipro Ltd., ADR (1) 230,927 1,304,738
23,904,644
—
Indonesia - 1.4%
Adaro Energy Tbk . PT 15,075,700 1,536,372
Astra International Tbk . PT 750,100 322,409
Bank Negara Indonesia Persero
Tbk . PT 534,700 235,448
Indofood Sukses Makmur Tbk . PT 2,220,000 1,082,793
United Tractors Tbk . PT 301,000 570,485
3,747,507
—
Malaysia - 2.1%
Hartalega Holdings Bhd. 426,000 1,289,396
Kossan Rubber Industries 215,900 242,729
MISC Bhd. 464,700 794,921
Sime Darby Bhd. 912,200 525,045
Supermax Corp. Bhd. * 151,300 227,306
Top Glove Corp. Bhd. 1,619,400 2,474,307
5,553,704
—
Mexico - 0.9%
Alfa SAB de CV, Class A (1) 430,993 311,449
Controladora Nemak SAB de CV
(1)* 430,993 56,745
Grupo Financiero Banorte SAB de
CV, Class O (1)* 66,400 366,811
Grupo Mexico SAB de CV, Series
B (1) 52,600 222,353
Grupo Televisa SAB, ADR (1)* 150,269 1,238,216
Industrias Penoles SAB de CV
(1)*(b) 4,600 77,851
Megacable Holdings SAB de CV (1) 26,600 97,153
Orbia Advance Corp. SAB de CV
(1) 44,000 103,369
2,473,947
—
Philippines - 0.3%
Ayala Land, Inc. 183,900 156,702
BDO Unibank , Inc. 49,780 110,833
International Container Terminal
Services, Inc. 85,870 220,857
JG Summit Holdings, Inc. 64,806 96,763
Metro Pacific Investments Corp. 220,000 19,639
PLDT, Inc. 3,485 97,309
Puregold Price Club, Inc. * 79,900 68,289
770,392
—
Poland - 0.9%
Cyfrowy Polsat SA 13,482 109,923
Grupa Lotos SA 900 9,992
PGE Polska Grupa Energetyczna
SA * 242,576 423,931
Polski Koncern Naftowy ORLEN SA 46,913 726,278
INVESTMENTS SHARES VALUE ($)
Poland - 0.9% (continued)
Polskie Gornictwo Naftowe i
Gazownictwo SA 743,681 1,110,463
2,380,587
—
Russia - 2.5%
Gazprom PJSC, ADR 204,794 1,143,393
LUKOIL PJSC, ADR 14,706 1,000,200
MMC Norilsk Nickel PJSC, ADR (1) 23,567 741,889
MMC Norilsk Nickel PJSC, ADR 17,308 539,466
Novatek PJSC, GDR (c) 3,867 629,732
Novolipetskiy Metallurgicheskiy
Kombinat PAO, GDR (c) 4,879 134,993
PhosAgro PJSC, GDR (c) 6,831 93,157
Polyus PJSC, GDR (c) 9,894 997,233
Rosneft Oil Co. PJSC, GDR (c) 68,272 384,962
Severstal PAO, GDR (c) 18,825 330,863
Surgutneftegas PJSC, ADR 52,979 244,737
Tatneft PJSC, ADR 10,259 417,781
6,658,406
—
Saudi Arabia - 3.1%
Al Rajhi Bank 113,443 2,225,559
Alinma Bank * 121,547 524,104
Arab National Bank 54,531 292,366
Bank AlBilad 35,131 265,575
Bank Al- Jazira 164,626 599,273
Banque Saudi Fransi 29,249 246,504
Etihad Etisalat Co. * 45,821 349,866
Jarir Marketing Co. 3,898 180,167
National Commercial Bank 80,764 933,142
Riyad Bank 90,938 489,955
Samba Financial Group 50,670 412,767
Saudi Arabian Oil Co. (a) 71,777 669,847
Saudi Basic Industries Corp. 31,840 861,013
Saudi British Bank (The) 25,831 170,095
8,220,233
—
South Africa - 3.6%
Absa Group Ltd. 46,708 381,844
Aspen Pharmacare Holdings Ltd. * 27,852 238,153
Gold Fields Ltd., ADR (1) 136,129 1,261,916
Kumba Iron Ore Ltd. 70,643 2,994,023
Mr Price Group Ltd. 37,166 431,315
MultiChoice Group 16,063 146,628
Nedbank Group Ltd. 9,072 80,115
Ninety One Ltd. 2,924 8,793
Shoprite Holdings Ltd. 166,091 1,582,357
Sibanye Stillwater Ltd. 547,744 2,207,581
SPAR Group Ltd. (The) 10,705 137,846
Telkom SA SOC Ltd. 34,446 71,986
9,542,557
—
South Korea - 13.3%
BNK Financial Group, Inc. * 67,746 354,896
CJ Corp. * 9,116 773,887
Daelim Industrial Co. Ltd. * 955 73,613
Daewoo Shipbuilding & Marine
Engineering Co. Ltd. * 2,992 75,676
DB Insurance Co. Ltd. * 10,011 403,450
Doosan Bobcat, Inc. * 2,738 74,968

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
South Korea - 13.3% (continued)
E-MART, Inc. * 12,917 1,803,754
Hana Financial Group, Inc. 28,879 919,835
Hanwha Corp. * 32,560 850,316
Hyundai Glovis Co. Ltd. * 19,370 3,286,740
Hyundai Marine & Fire Insurance
Co. Ltd. * 39,097 819,748
KB Financial Group, Inc. 8,562 340,057
Kia Motors Corp. * 45,803 2,639,021
Korea Zinc Co. Ltd. * 990 366,616
KT&G Corp. 3,978 304,578
Kumho Petrochemical Co. Ltd. * 6,349 849,442
LG Electronics, Inc. 28,777 3,583,360
LG Innotek Co. Ltd. * 5,109 860,562
Lotte Chemical Corp. * 2,710 690,027
POSCO 13,593 3,396,612
Posco International Corp. * 59,139 793,376
S-1 Corp. * 1,529 119,722
Samsung Card Co. Ltd. * 2,532 75,776
Samsung Electronics Co. Ltd. 155,871 11,639,747
Shinhan Financial Group Co. Ltd. 3,430 101,779
35,197,558
—
Taiwan - 11.6%
Accton Technology Corp. 69,000 777,954
ASE Technology Holding Co. Ltd. 146,000 423,520
Asustek Computer, Inc. 13,000 116,099
Catcher Technology Co. Ltd. 86,000 632,359
China Life Insurance Co. Ltd. 953,979 755,050
CTBC Financial Holding Co. Ltd. 1,219,559 855,974
E.Sun Financial Holding Co. Ltd. 870,604 792,406
Evergreen Marine Corp. Taiwan
Ltd. * 90,000 130,677
First Financial Holding Co. Ltd. 1,452,526 1,105,325
Foxconn Technology Co. Ltd. 89,000 169,543
Hon Hai Precision Industry Co. Ltd. 169,000 554,142
Innolux Corp. * 1,176,000 591,850
MediaTek , Inc. 15,000 400,009
Pegatron Corp. 63,000 151,249
Phison Electronics Corp. 8,000 94,912
Pou Chen Corp. 700,000 783,097
Powertech Technology, Inc. 124,000 420,044
Shin Kong Financial Holding Co.
Ltd. 903,376 284,098
SinoPac Financial Holdings Co. Ltd. 709,000 289,212
Taishin Financial Holding Co. Ltd. 248,408 117,327
Taiwan Business Bank 3,069,499 1,064,401
Taiwan Cooperative Financial
Holding Co. Ltd. 217,584 157,766
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 141,860 15,468,415
Uni -President Enterprises Corp. 182,000 437,742
United Microelectronics Corp. 2,197,000 3,694,832
Zhen Ding Technology Holding Ltd. 112,000 455,767
30,723,770
—
Tanzania, United Republic of - 0.2%
AngloGold Ashanti Ltd., ADR (1) 26,922 608,976
INVESTMENTS SHARES VALUE ($)
Thailand - 2.2%
Bangkok Bank PCL, NVDR 261,500 1,034,000
Charoen Pokphand Foods PCL,
NVDR 401,400 358,377
Kasikornbank PCL, NVDR 241,600 910,974
Krung Thai Bank PCL, NVDR 3,370,300 1,247,703
PTT Exploration & Production PCL,
NVDR 100,100 328,273
Siam Cement PCL (The), NVDR 12,100 152,641
Siam Commercial Bank PCL (The),
NVDR 337,300 984,332
Thai Union Group PCL, NVDR 1,675,200 761,025
5,777,325
—
Turkey - 0.2%
Haci Omer Sabanci Holding A/S 185,661 285,973
Turkiye Is Bankasi A/S, Class C * 339,742 319,575
605,548
—
United States - 0.4%
JBS SA 220,000 1,002,688
TOTAL COMMON STOCKS
(Cost $169,610,221) 250,313,398
SHORT-TERM INVESTMENTS - 5.4%
INVESTMENT COMPANIES - 5.4%
Limited Purpose Cash Investment
Fund, 0.03% (1)(d)
(Cost $14,186,794) 14,191,266 14,185,590
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(d)(e) 195,350 195,350
Limited Purpose Cash Investment
Fund 0.03% (1)(d)(e) 421,035 420,867
TOTAL SECURITIES LENDING COLLATERAL
(Cost $616,385) 616,217
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.2%
(Cost $184,413,400) 265,115,205
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.2)% (f) (515,606)
NET ASSETS - 100.0% 264,599,599

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
SECTOR VALUE
% OF NET
ASS ETS
Communication Services $ 23,980,161 9.1%
Consumer Discretionary 45,647,834 17.2
Consumer Staples 13,913,139 5.3
Energy 11,253,286 4.2
Financials 31,976,642 12.1
Health Care 15,327,686 5.8
Industrials 17,110,603 6.5
Information Technology 57,381,210 21.7
Materials 26,495,037 10.0
Real Estate 4,735,817 1.8
Utilities 2,491,983 0.9
Short-Term Investments 14,185,590 5.4
Securities Lending Collateral 616,217 0.2
Total Investments In Securities
At Value 265,115,205 100.2
Liabilities in Excess of Other
Assets (f) (515,606) (0.2)
Net Assets
$ 264,599,599 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2020 amounted to $5,442,848, which represents approximately
2.06% of net assets of the fund.
(b) The security or a portion of this security is on loan at December
31, 2020. The total value of securities on loan at December 31,
2020 was $1,072,244.
(c) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31,
2020, the value of these securities amounted to $6,839,316 or
2.58% of net assets.
(d) Represents 7-day effective yield as of December 31, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $1,189,449 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 187 3/2021 USD $ 12,044,670 $ 341,898
$ 341,898

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.1%
Aerospace & Defense - 1.2%
Curtiss-Wright Corp.
2,972 345,792
Howmet Aerospace, Inc. *
40,076 1,143,769
Huntington Ingalls Industries, Inc.
5,073 864,845
Teledyne Technologies, Inc. *
1,723 675,381
Textron, Inc.
13,317 643,611
3,673,398
Air Freight & Logistics - 0.1%
FedEx Corp. 990 257,024
Automobiles - 1.9%
General Motors Co.
21,889 911,458
Tesla, Inc. *
6,735 4,752,688
Thor Industries, Inc.
1,689 157,060
5,821,206
Banks - 2.1%
Associated Banc-Corp.
51,407 876,489
Citizens Financial Group, Inc.
3,786 135,387
Fifth Third Bancorp
7,329 202,061
First Citizens BancShares , Inc.,
Class A 309 177,449
FNB Corp.
30,369 288,506
JPMorgan Chase & Co.
12,555 1,595,364
People's United Financial, Inc. (a)
34,599 447,365
Popular, Inc.
46,700 2,630,144
6,352,765
Beverages - 0.2%
Monster Beverage Corp. * 5,113 472,850
Biotechnology - 2.2%
AbbVie, Inc.
7,961 853,021
Alexion Pharmaceuticals, Inc. *
1,741 272,014
Amgen, Inc.
1,336 307,173
Biogen, Inc. *
6,522 1,596,977
Exelixis , Inc. *
51,304 1,029,671
Gilead Sciences, Inc.
2,619 152,583
United Therapeutics Corp. *
15,835 2,403,595
6,615,034
Building Products - 0.4%
A O Smith Corp.
2,830 155,140
Fortune Brands Home & Security,
Inc. 6,996 599,697
Owens Corning
4,339 328,723
Trane Technologies plc
1,767 256,498
1,340,058
Capital Markets - 2.0%
Ameriprise Financial, Inc.
14,646 2,846,157
Bank of New York Mellon Corp.
(The) 3,330 141,325
Morgan Stanley
25,908 1,775,475
MSCI, Inc.
908 405,450
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.0% (continued)
S&P Global, Inc.
807 265,285
State Street Corp.
5,590 406,840
Virtu Financial, Inc., Class A
4,982 125,397
5,965,929
Chemicals - 1.2%
Cabot Corp.
7,719 346,429
Chemours Co. (The)
6,447 159,821
DuPont de Nemours, Inc.
7,917 562,978
Eastman Chemical Co.
8,938 896,303
Huntsman Corp.
33,260 836,156
LyondellBasell Industries NV, Class
A 5,474 501,747
NewMarket Corp.
390 155,333
Scotts Miracle- Gro Co. (The)
1,274 253,704
3,712,471
Commercial Services & Supplies - 1.1%
Cintas Corp.
1,315 464,800
Copart , Inc. *
5,071 645,285
Republic Services, Inc.
1,912 184,125
Waste Management, Inc.
18,416 2,171,799
3,466,009
Communications Equipment - 0.0% (b)
Cisco Systems, Inc. 3,009 134,653
Construction & Engineering - 0.5%
Quanta Services, Inc.
20,711 1,491,606
Valmont Industries, Inc.
931 162,860
1,654,466
Consumer Finance - 0.3%
SLM Corp. 80,562 998,163
Containers & Packaging - 0.3%
Berry Global Group, Inc. *
5,028 282,523
Silgan Holdings, Inc.
14,880 551,751
834,274
Distributors - 0.0% (b)
LKQ Corp. * 2,069 72,912
Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B
196 104,543
Grand Canyon Education, Inc. *
3,100 288,641
393,184
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B * 15,224 3,529,989
Diversified Telecommunication Services - 1.3%
AT&T, Inc.
60,792 1,748,378
Verizon Communications, Inc.
35,718 2,098,432
3,846,810

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 1.2%
Exelon Corp.
19,612 828,018
NRG Energy, Inc.
72,823 2,734,504
Pinnacle West Capital Corp.
1,687 134,876
3,697,398
Electrical Equipment - 0.9%
Acuity Brands, Inc.
9,745 1,180,022
Eaton Corp. plc
1,268 152,338
GrafTech International Ltd.
16,270 173,438
Hubbell, Inc.
1,951 305,897
Regal Beloit Corp.
6,401 786,107
2,597,802
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics, Inc. *
26,866 2,614,062
CDW Corp.
9,165 1,207,855
Jabil, Inc.
21,547 916,394
SYNNEX Corp.
19,838 1,615,607
6,353,918
Entertainment - 0.5%
Electronic Arts, Inc. 9,621 1,381,576
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.
1,403 314,917
Brandywine Realty Trust
11,906 141,800
Brixmor Property Group, Inc.
20,003 331,050
EPR Properties
6,968 226,460
Gaming and Leisure Properties,
Inc. 2,992 126,861
Public Storage
1,829 422,371
Ventas, Inc.
6,201 304,097
Weingarten Realty Investors
16,674 361,326
2,228,882
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.
4,785 1,802,892
Kroger Co. (The)
41,732 1,325,408
Sprouts Farmers Market, Inc. *
20,138 404,774
Walmart, Inc.
21,471 3,095,045
6,628,119
Food Products - 0.5%
General Mills, Inc.
8,094 475,927
J M Smucker Co. (The)
5,512 637,187
Tyson Foods, Inc., Class A
6,797 437,999
1,551,113
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories
6,000 656,940
Align Technology, Inc. *
475 253,830
Baxter International, Inc.
15,913 1,276,859
Danaher Corp.
9,429 2,094,558
Medtronic plc
16,000 1,874,240
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 2.5% (continued)
Quidel Corp. *
7,367 1,323,482
7,479,909
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.
4,674 456,930
Anthem, Inc.
7,683 2,466,934
Cigna Corp.
786 163,630
CVS Health Corp.
16,785 1,146,416
DaVita, Inc. *
3,697 434,028
Humana, Inc.
6,934 2,844,812
McKesson Corp.
5,769 1,003,344
Molina Healthcare, Inc. *
6,109 1,299,262
Quest Diagnostics, Inc.
713 84,968
UnitedHealth Group, Inc.
5,781 2,027,281
Universal Health Services, Inc.,
Class B 723 99,413
12,027,018
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A * 1,192 324,522
Hotels, Restaurants & Leisure - 1.2%
Aramark
6,058 233,112
Darden Restaurants, Inc.
5,959 709,836
Domino's Pizza, Inc.
1,509 578,641
Extended Stay America, Inc.
58,217 862,194
McDonald's Corp.
2,558 548,895
MGM Resorts International
22,086 695,930
Wyndham Destinations, Inc.
3,386 151,896
3,780,504
Household Durables - 2.0%
DR Horton, Inc.
5,207 358,866
Lennar Corp., Class A
16,566 1,262,826
Mohawk Industries, Inc. *
5,845 823,853
NVR, Inc. *
95 387,587
PulteGroup, Inc.
52,740 2,274,149
Whirlpool Corp.
6,048 1,091,603
6,198,884
Household Products - 3.1%
Clorox Co. (The)
13,097 2,644,547
Colgate-Palmolive Co.
5,647 482,875
Kimberly-Clark Corp.
3,728 502,646
Procter & Gamble Co. (The)
41,572 5,784,328
9,414,396
Independent Power and Renewable Electricity Producers - 0.0% (b)
Vistra Corp. 7,299 143,498
Industrial Conglomerates - 0.1%
Carlisle Cos., Inc. 1,555 242,860
Insurance - 2.6%
Allstate Corp. (The)
29,397 3,231,612
Assurant, Inc.
9,056 1,233,608
Assured Guaranty Ltd.
8,667 272,924

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 2.6% (continued)
Everest Re Group Ltd.
5,154 1,206,500
First American Financial Corp.
9,984 515,474
Mercury General Corp.
3,191 166,602
MetLife, Inc.
10,090 473,726
Old Republic International Corp.
10,879 214,425
Progressive Corp. (The)
5,765 570,043
Prudential Financial, Inc.
1,604 125,224
8,010,138
Interactive Media & Services - 6.4%
Alphabet, Inc., Class A *
3,879 6,798,491
Alphabet, Inc., Class C *
2,507 4,391,963
Facebook, Inc., Class A *
28,300 7,730,428
Match Group, Inc. *
3,037 459,164
19,380,046
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. *
2,752 8,963,071
eBay, Inc.
4,358 218,990
Qurate Retail, Inc., Series A
41,858 459,182
9,641,243
IT Services - 4.0%
Accenture plc, Class A
7,680 2,006,093
Akamai Technologies, Inc. *
18,868 1,980,951
Alliance Data Systems Corp.
9,085 673,198
Booz Allen Hamilton Holding Corp.
13,714 1,195,587
CACI International, Inc., Class A *
4,023 1,003,055
Cognizant Technology Solutions
Corp., Class A 3,956 324,194
Concentrix Corp. *
14,045 1,386,242
EPAM Systems, Inc. *
358 128,289
Leidos Holdings, Inc.
4,828 507,519
Mastercard , Inc., Class A
527 188,107
VeriSign, Inc. *
3,517 761,079
Visa, Inc., Class A
8,619 1,885,234
12,039,548
Leisure Products - 0.7%
Peloton Interactive, Inc., Class A * 13,098 1,987,229
Life Sciences Tools & Services - 2.5%
Bio-Rad Laboratories, Inc., Class
A * 529 308,375
Charles River Laboratories
International, Inc. * 9,480 2,368,673
PerkinElmer, Inc.
2,722 390,607
PRA Health Sciences, Inc. *
2,265 284,122
Syneos Health, Inc. *
14,644 997,696
Thermo Fisher Scientific, Inc.
6,662 3,103,026
7,452,499
Machinery - 3.2%
AGCO Corp.
17,099 1,762,736
Colfax Corp. *
9,192 351,502
Cummins, Inc.
9,384 2,131,106
INVESTMENTS SHARES VALUE ($)
Machinery - 3.2% (continued)
ITT, Inc.
6,926 533,441
Oshkosh Corp.
24,340 2,094,944
PACCAR, Inc.
6,272 541,148
Snap-on, Inc.
1,481 253,458
Timken Co. (The)
28,316 2,190,526
9,858,861
Media - 0.6%
Comcast Corp., Class A
18,515 970,186
Interpublic Group of Cos., Inc.
(The) 35,270 829,550
1,799,736
Multiline Retail - 1.2%
Dollar General Corp.
3,307 695,462
Target Corp.
16,363 2,888,561
3,584,023
Multi-Utilities - 0.3%
Ameren Corp.
8,706 679,590
MDU Resources Group, Inc.
11,926 314,131
993,721
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 2,294 610,640
Nu Skin Enterprises, Inc., Class A
1,653 90,303
700,943
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.
21,053 1,305,918
Eli Lilly and Co.
931 157,190
Horizon Therapeutics plc *
30,225 2,210,959
Jazz Pharmaceuticals plc *
2,739 452,072
Johnson & Johnson
14,698 2,313,171
Merck & Co., Inc.
21,839 1,786,430
Pfizer, Inc.
39,565 1,456,388
Viatris , Inc. *
92,567 1,734,705
11,416,833
Professional Services - 0.5%
CoreLogic , Inc.
8,201 634,101
FTI Consulting, Inc. *
923 103,118
ManpowerGroup , Inc.
4,479 403,916
Robert Half International, Inc.
4,127 257,855
1,398,990
Road & Rail - 0.0% (b)
Schneider National, Inc., Class B 7,099 146,949
Semiconductors & Semiconductor Equipment - 6.2%
Applied Materials, Inc.
22,714 1,960,218
Cirrus Logic, Inc. *
6,530 536,766
Intel Corp.
70,038 3,489,293
Lam Research Corp.
6,256 2,954,521
Micron Technology, Inc. *
27,740 2,085,493

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 6.2% (continued)
MKS Instruments, Inc.
4,451 669,653
Qorvo , Inc. *
9,475 1,575,408
QUALCOMM, Inc.
6,103 929,731
Skyworks Solutions, Inc.
12,624 1,929,957
Teradyne, Inc.
12,294 1,473,928
Texas Instruments, Inc.
6,235 1,023,351
Xilinx, Inc.
2,013 285,383
18,913,702
Software - 8.2%
Adobe, Inc. *
5,281 2,641,133
Cadence Design Systems, Inc. *
10,974 1,497,183
Fortinet, Inc. *
1,583 235,123
Intuit, Inc.
1,554 590,287
Manhattan Associates, Inc. *
4,944 520,010
Microsoft Corp.
77,412 17,217,977
Oracle Corp.
30,452 1,969,940
Trade Desk, Inc. (The), Class A *
446 357,246
25,028,899
Specialty Retail - 3.8%
AutoNation, Inc. *
33,858 2,362,950
AutoZone, Inc. *
155 183,743
Best Buy Co., Inc.
19,758 1,971,651
Dick's Sporting Goods, Inc.
18,485 1,039,042
Foot Locker, Inc.
30,229 1,222,461
Home Depot, Inc. (The)
4,366 1,159,697
Lowe's Cos., Inc.
2,890 463,874
Penske Automotive Group, Inc.
12,485 741,484
Tractor Supply Co.
669 94,048
Williams-Sonoma, Inc.
21,665 2,206,363
11,445,313
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.
150,844 20,015,490
HP, Inc.
50,543 1,242,852
Xerox Holdings Corp.
29,966 694,912
21,953,254
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.
10,508 988,488
Hanesbrands, Inc.
39,548 576,610
Lululemon Athletica, Inc. *
3,796 1,321,122
NIKE, Inc., Class B
2,254 318,873
Ralph Lauren Corp.
2,623 272,110
Skechers USA, Inc., Class A *
3,342 120,111
3,597,314
Thrifts & Mortgage Finance - 0.0% (b)
MGIC Investment Corp. 3,714 46,611
Tobacco - 0.6%
Altria Group, Inc.
18,086 741,526
Philip Morris International, Inc.
13,990 1,158,232
1,899,758
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1.4%
Air Lease Corp.
7,962 353,672
MSC Industrial Direct Co., Inc.,
Class A 13,890 1,172,177
United Rentals, Inc. *
6,236 1,446,191
Watsco , Inc.
5,343 1,210,457
4,182,497
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. * 3,345 451,073
TOTAL COMMON STOCKS
(Cost $172,298,285) 289,120,774
PREFERRED STOCKS - 0.0% (b)
Internet & Direct Marketing Retail - 0.0% (b)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $100,871) 1,033 102,267
SHORT-TERM INVESTMENTS - 4.5%
INVESTMENT COMPANIES - 4.5%
Limited Purpose Cash Investment
Fund, 0.03% (c)
(Cost $13,688,284) 13,691,573 13,686,096
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $186,087,440) 302,909,137
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% (d) 1,275,430
NET ASSETS - 100.0% 304,184,567
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 26,859,241 8.8%
Consumer Discretionary 46,624,078 15.3
Consumer Staples 20,667,179 6.8
Financials 24,903,595 8.2
Health Care 45,315,815 14.9
Industrials 28,818,914 9.5
Information Technology 84,423,974 27.8
Materials 4,546,745 1.5
Real Estate 2,228,882 0.7
Utilities 4,834,618 1.6
Short-Term Investments 13,686,096 4.5
Total Investments In Securities
At Value 302,909,137 99.6
Other Assets in Excess of
Liabilities (d) 1,275,430 0.4
Net Assets
$ 304,184,567 100.0%

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 was $2,590;
additional non-cash collateral of $3,670 was received .
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of December 31, 2020.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 65 3/2021 USD $ 12,183,600 $ 293,958
$ 293,958

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.6%
Aerospace & Defense - 1.1%
AAR Corp.
832 30,135
Aerojet Rocketdyne Holdings, Inc. *
163 8,615
Ducommun, Inc. *
268 14,392
Maxar Technologies, Inc.
765 29,521
Moog, Inc., Class A
605 47,976
PAE, Inc. *
1,614 14,817
Vectrus , Inc. *
2,138 106,301
251,757
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. *
722 39,378
Hub Group, Inc., Class A *
693 39,501
78,879
Airlines - 0.1%
Allegiant Travel Co. 100 18,924
Auto Components - 2.1%
Adient plc *
812 28,233
Cooper Tire & Rubber Co.
1,987 80,473
Dana, Inc.
3,079 60,102
Dorman Products, Inc. *
98 8,508
Fox Factory Holding Corp. *
160 16,914
LCI Industries
1,020 132,274
Modine Manufacturing Co. *
553 6,946
Patrick Industries, Inc.
1,174 80,243
Standard Motor Products, Inc.
323 13,069
Tenneco, Inc., Class A *
1,199 12,709
XPEL, Inc. *(a)
703 36,247
475,718
Automobiles - 0.1%
Winnebago Industries, Inc. 192 11,508
Banks - 4.8%
Ameris Bancorp
560 21,319
BancFirst Corp.
575 33,753
Bancorp, Inc. (The) *
3,119 42,574
BancorpSouth Bank
439 12,046
Bank of NT Butterfield & Son Ltd.
(The) 1,221 38,046
Cathay General Bancorp
1,328 42,748
CIT Group, Inc.
879 31,556
City Holding Co.
216 15,023
ConnectOne Bancorp, Inc.
702 13,893
Customers Bancorp, Inc. *
2,115 38,451
Eagle Bancorp, Inc.
306 12,638
Enterprise Financial Services Corp.
446 15,588
First Bancorp/PR
2,995 27,614
First Financial Bancorp
483 8,467
First Interstate BancSystem , Inc.,
Class A 1,069 43,583
First Merchants Corp.
935 34,978
First Midwest Bancorp, Inc.
601 9,568
Fulton Financial Corp.
3,838 48,819
INVESTMENTS SHARES VALUE ($)
Banks - 4.8% (continued)
Glacier Bancorp, Inc.
175 8,052
Great Southern Bancorp, Inc.
849 41,516
Hanmi Financial Corp.
2,288 25,946
Heartland Financial USA, Inc.
1,142 46,103
Hilltop Holdings, Inc.
4,191 115,294
Home BancShares , Inc.
696 13,558
Hope Bancorp, Inc.
3,014 32,883
International Bancshares Corp.
2,169 81,207
Investors Bancorp, Inc.
1,588 16,769
NBT Bancorp, Inc.
785 25,199
OFG Bancorp
1,535 28,459
Old National Bancorp
1,547 25,618
Preferred Bank
505 25,487
Simmons First National Corp.,
Class A 1,216 26,254
South State Corp.
197 14,243
Trustmark Corp.
1,383 37,770
United Bankshares , Inc.
736 23,846
Valley National Bancorp
1,035 10,091
1,088,959
Beverages - 1.1%
Celsius Holdings, Inc. *
820 41,254
Coca-Cola Consolidated, Inc.
235 62,574
National Beverage Corp. (b)
1,159 98,399
Primo Water Corp.
3,388 53,124
255,351
Biotechnology - 7.2%
Adverum Biotechnologies, Inc. *
734 7,957
Affimed NV (Germany) *
1,168 6,798
Allakos , Inc. *
111 15,540
Amicus Therapeutics, Inc. *
1,954 45,118
Anika Therapeutics, Inc. *
748 33,855
Apellis Pharmaceuticals, Inc. *
270 15,444
Arcus Biosciences, Inc. *
487 12,643
Arena Pharmaceuticals, Inc. *
730 56,086
Arrowhead Pharmaceuticals, Inc. *
1,055 80,950
Biohaven Pharmaceutical Holding
Co. Ltd. * 250 21,428
Blueprint Medicines Corp. *
303 33,981
Bridgebio Pharma, Inc. *(b)
602 42,808
CareDx , Inc. *
330 23,909
Catalyst Pharmaceuticals, Inc. *
13,542 45,230
ChemoCentryx , Inc. *
457 28,297
Coherus Biosciences, Inc. *(b)
1,138 19,778
Deciphera Pharmaceuticals, Inc. *
193 11,015
Denali Therapeutics, Inc. *
336 28,143
Dicerna Pharmaceuticals, Inc. *
417 9,187
Eagle Pharmaceuticals, Inc. *
678 31,574
Emergent BioSolutions , Inc. *
1,092 97,843
Enanta Pharmaceuticals, Inc. *
516 21,724
Fate Therapeutics, Inc. *
632 57,468
FibroGen , Inc. *
593 21,994
Halozyme Therapeutics, Inc. *
1,617 69,062

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 7.2% (continued)
Heron Therapeutics, Inc. *
465 9,842
ImmunoGen , Inc. *
2,771 17,873
Insmed , Inc. *
1,004 33,423
Invitae Corp. *(b)
287 12,000
Ironwood Pharmaceuticals, Inc. *
3,616 41,186
Jounce Therapeutics, Inc. *
3,058 21,406
Karuna Therapeutics, Inc. *
130 13,207
Kodiak Sciences, Inc. *
334 49,068
Lexicon Pharmaceuticals, Inc. *(b)
3,813 13,040
Ligand Pharmaceuticals, Inc. *(b)
152 15,116
Mersana Therapeutics, Inc. *
400 10,644
Mirati Therapeutics, Inc. *
202 44,367
Natera , Inc. *
1,041 103,600
Neoleukin Therapeutics, Inc. *
460 6,486
Novavax , Inc. *
563 62,780
OPKO Health, Inc. *(b)
4,965 19,612
PDL BioPharma , Inc. (2)*
9,724 24,018
PTC Therapeutics, Inc. *
255 15,563
Sorrento Therapeutics, Inc. *(b)
1,597 10,900
TG Therapeutics, Inc. *
819 42,604
Translate Bio, Inc. *
959 17,674
Turning Point Therapeutics, Inc. *
132 16,084
Twist Bioscience Corp. *
64 9,043
Ultragenyx Pharmaceutical, Inc. *
368 50,942
Veracyte , Inc. *
812 39,739
Vericel Corp. *
1,510 46,629
Vir Biotechnology, Inc. *(b)
209 5,597
XBiotech , Inc. *
1,083 16,949
Xencor , Inc. *
638 27,836
1,635,060
Building Products - 2.7%
Alpha Pro Tech Ltd. *(b)
5,753 64,146
American Woodmark Corp. *
202 18,957
Apogee Enterprises, Inc.
2,127 67,383
Builders FirstSource , Inc. *
4,138 168,872
Griffon Corp.
1,124 22,907
Insteel Industries, Inc.
2,010 44,763
Masonite International Corp. *
332 32,649
UFP Industries, Inc.
3,374 187,426
607,103
Capital Markets - 3.1%
Artisan Partners Asset
Management, Inc., Class A 2,413 121,471
Brightsphere Investment Group,
Inc. 1,512 29,151
Cowen, Inc., Class A
2,864 74,435
Donnelley Financial Solutions,
Inc. * 1,907 32,362
Federated Hermes, Inc., Class B
845 24,412
Houlihan Lokey , Inc.
244 16,404
Oppenheimer Holdings, Inc., Class
A 2,606 81,907
Stifel Financial Corp.
2,253 113,686
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.1% (continued)
StoneX Group, Inc. *
357 20,670
Virtus Investment Partners, Inc.
373 80,941
Waddell & Reed Financial, Inc.,
Class A 4,537 115,558
710,997
Chemicals - 0.4%
FutureFuel Corp.
979 12,433
Koppers Holdings, Inc. *
1,062 33,092
Orion Engineered Carbons SA
(Germany) 707 12,118
Rayonier Advanced Materials,
Inc. * 3,149 20,532
Stepan Co.
70 8,352
86,527
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.
1,259 47,641
ACCO Brands Corp.
4,739 40,045
Cimpress plc (Ireland) *
306 26,848
Deluxe Corp.
445 12,994
Ennis, Inc.
3,823 68,241
Healthcare Services Group, Inc.
1,264 35,518
Herman Miller, Inc.
319 10,782
HNI Corp.
1,503 51,793
Interface, Inc.
3,289 34,534
KAR Auction Services, Inc.
334 6,216
Kimball International, Inc., Class B
861 10,289
Pitney Bowes, Inc.
2,549 15,702
Quad/Graphics, Inc.
2,002 7,648
Steelcase, Inc., Class A
6,128 83,034
Tetra Tech, Inc.
213 24,661
UniFirst Corp.
111 23,498
499,444
Communications Equipment - 1.0%
Acacia Communications, Inc. *
447 32,613
Calix, Inc. *
1,429 42,527
Cambium Networks Corp. *
814 20,415
Clearfield, Inc. *
659 16,291
Comtech Telecommunications
Corp. 500 10,345
Digi International, Inc. *
472 8,921
Extreme Networks, Inc. *
3,530 24,322
NETGEAR, Inc. *
1,524 61,920
NetScout Systems, Inc. *
527 14,450
231,804
Construction & Engineering - 2.4%
API Group Corp. *(c)
1,317 23,903
Arcosa , Inc.
1,712 94,040
Comfort Systems USA, Inc.
513 27,014
Dycom Industries, Inc. *
263 19,862
EMCOR Group, Inc.
1,347 123,197

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 2.4% (continued)
Great Lakes Dredge & Dock Corp.
* 2,336 30,765
IES Holdings, Inc. *
316 14,549
MasTec , Inc. *
194 13,227
MYR Group, Inc. *
1,885 113,288
Primoris Services Corp.
1,123 31,006
Sterling Construction Co., Inc. *
1,075 20,006
Tutor Perini Corp. *
2,325 30,109
540,966
Construction Materials - 0.1%
Summit Materials, Inc., Class A *
1,368 27,469
US Concrete, Inc. *
110 4,397
31,866
Consumer Finance - 0.4%
Curo Group Holdings Corp.
1,704 24,418
Encore Capital Group, Inc. *
1,205 46,935
Nelnet, Inc., Class A
143 10,187
PROG Holdings, Inc.
285 15,353
96,893
Containers & Packaging - 0.2%
Greif, Inc., Class A
359 16,830
O-I Glass, Inc.
2,052 24,419
41,249
Distributors - 0.0% (d)
Core-Mark Holding Co., Inc. 182 5,345
Diversified Consumer Services - 0.6%
American Public Education, Inc. *
1,141 34,778
Collectors Universe, Inc.
653 49,236
Franchise Group, Inc.
577 17,570
Houghton Mifflin Harcourt Co. *
5,921 19,717
Universal Technical Institute, Inc. *
1,598 10,323
131,624
Diversified Financial Services - 0.1%
Cannae Holdings, Inc. * 761 33,689
Diversified Telecommunication Services - 0.4%
Bandwidth, Inc., Class A *
137 21,053
Cogent Communications Holdings,
Inc. 229 13,710
Consolidated Communications
Holdings, Inc. * 9,412 46,025
Ooma , Inc. *
527 7,589
Vonage Holdings Corp. *
836 10,763
99,140
Electric Utilities - 0.2%
PNM Resources, Inc. 716 34,747
Electrical Equipment - 1.7%
Atkore International Group, Inc. *
2,978 122,425
Bloom Energy Corp., Class A *
336 9,630
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 1.7% (continued)
Encore Wire Corp.
986 59,722
EnerSys
337 27,991
Orion Energy Systems, Inc. *
2,186 21,576
Plug Power, Inc. *
2,014 68,295
Powell Industries, Inc.
326 9,614
Sunrun , Inc. *
693 48,080
Vicor Corp. *
145 13,372
380,705
Electronic Equipment, Instruments & Components - 2.9%
Arlo Technologies, Inc. *
1,491 11,615
ePlus , Inc. *
345 30,343
Fabrinet (Thailand) *
1,464 113,592
Fitbit, Inc., Class A *
2,500 17,000
Insight Enterprises, Inc. *
1,874 142,593
Methode Electronics, Inc.
1,657 63,430
PC Connection, Inc. *
1,705 80,629
Sanmina Corp. *
4,145 132,184
ScanSource , Inc. *
395 10,420
Vishay Intertechnology , Inc.
2,579 53,411
655,217
Energy Equipment & Services - 0.5%
National Energy Services Reunited
Corp. * 1,822 18,092
ProPetro Holding Corp. *
12,402 91,651
109,743
Equity Real Estate Investment Trusts (REITs) - 3.2%
American Finance Trust, Inc.
2,502 18,590
Bluerock Residential Growth REIT,
Inc. 1,637 20,741
CatchMark Timber Trust, Inc.,
Class A 1,105 10,343
City Office REIT, Inc.
1,077 10,522
DiamondRock Hospitality Co. *
778 6,419
Easterly Government Properties,
Inc. 663 15,017
EastGroup Properties, Inc.
272 37,552
Four Corners Property Trust, Inc.
656 19,529
Front Yard Residential Corp.
402 6,512
GEO Group, Inc. (The) (b)
1,491 13,210
Global Net Lease, Inc.
596 10,215
Healthcare Realty Trust, Inc.
484 14,326
Hersha Hospitality Trust
1,084 8,553
Independence Realty Trust, Inc.
3,032 40,720
Innovative Industrial Properties,
Inc. 52 9,523
iStar , Inc.
900 13,365
Kite Realty Group Trust
473 7,076
Lexington Realty Trust
5,578 59,238
LTC Properties, Inc.
246 9,572
Monmouth Real Estate Investment
Corp. 1,998 34,605
National Health Investors, Inc.
350 24,210
New Senior Investment Group, Inc.
3,218 16,669

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 3.2% (continued)
NexPoint Residential Trust, Inc.
612 25,894
Office Properties Income Trust
1,362 30,945
Physicians Realty Trust
530 9,434
Piedmont Office Realty Trust, Inc.,
Class A 1,705 27,672
PotlatchDeltic Corp.
275 13,756
PS Business Parks, Inc.
107 14,217
QTS Realty Trust, Inc., Class A
439 27,165
Sabra Health Care REIT, Inc.
1,676 29,112
Service Properties Trust
1,978 22,727
Uniti Group, Inc.
3,965 46,510
Urban Edge Properties
2,302 29,788
Urstadt Biddle Properties, Inc.,
Class A 852 12,039
Whitestone REIT
5,028 40,073
735,839
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings,
Inc. * 1,239 46,190
Ingles Markets, Inc., Class A
2,118 90,354
Performance Food Group Co. *
1,223 58,227
SpartanNash Co.
1,927 33,549
United Natural Foods, Inc. *
1,639 26,175
Weis Markets, Inc.
135 6,454
260,949
Food Products - 1.2%
B&G Foods, Inc.
1,925 53,380
Darling Ingredients, Inc. *
831 47,932
Fresh Del Monte Produce, Inc.
925 22,265
John B Sanfilippo & Son, Inc.
713 56,227
Lancaster Colony Corp.
52 9,554
Seneca Foods Corp., Class A *
1,843 73,536
262,894
Gas Utilities - 0.1%
ONE Gas, Inc. 402 30,862
Health Care Equipment & Supplies - 1.9%
Atrion Corp.
16 10,276
Cantel Medical Corp.
197 15,536
Co-Diagnostics, Inc. *(b)
520 4,836
CONMED Corp.
107 11,984
Electromed , Inc. *
3,494 34,276
Integer Holdings Corp. *
786 63,815
Invacare Corp.
4,158 37,214
iRhythm Technologies, Inc. *(b)
191 45,307
Meridian Bioscience, Inc. *
1,330 24,858
Merit Medical Systems, Inc. *
645 35,804
Neogen Corp. *
164 13,005
Nevro Corp. *
267 46,218
NuVasive , Inc. *
225 12,674
Retractable Technologies, Inc. *(b)
1,514 16,260
SeaSpine Holdings Corp. *
987 17,223
STAAR Surgical Co. *
98 7,764
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1.9% (continued)
Surmodics , Inc. *
243 10,575
Zynex , Inc. *(b)
1,768 23,797
431,422
Health Care Providers & Services - 3.6%
1Life Healthcare, Inc. *
717 31,297
Addus HomeCare Corp. *
86 10,070
AMN Healthcare Services, Inc. *
1,122 76,577
Brookdale Senior Living, Inc. *
3,936 17,436
Community Health Systems, Inc. *
5,171 38,421
CorVel Corp. *
655 69,430
Covetrus , Inc. *
365 10,490
Ensign Group, Inc. (The)
749 54,617
Joint Corp. (The) *
345 9,060
LHC Group, Inc. *
189 40,317
Magellan Health, Inc. *
732 60,639
National Research Corp.
556 23,769
Owens & Minor, Inc.
2,889 78,147
Patterson Cos., Inc.
3,096 91,734
Providence Service Corp. (The) *
179 24,815
Select Medical Holdings Corp. *
1,362 37,673
Tenet Healthcare Corp. *
1,228 49,034
Triple-S Management Corp., Class
B * 3,930 83,906
Viemed Healthcare, Inc. *
1,566 12,152
819,584
Health Care Technology - 1.1%
Computer Programs and Systems,
Inc. 1,742 46,755
Evolent Health, Inc., Class A *
1,336 21,416
HealthStream , Inc. *
335 7,317
HMS Holdings Corp. *
627 23,042
Inovalon Holdings, Inc., Class A *
1,308 23,766
Inspire Medical Systems, Inc. *
73 13,731
NantHealth , Inc. *(b)
4,134 13,353
NextGen Healthcare, Inc. *
985 17,966
Omnicell , Inc. *
757 90,855
258,201
Hotels, Restaurants & Leisure - 2.6%
Biglari Holdings, Inc., Class B *
61 6,783
BJ's Restaurants, Inc.
440 16,936
Boyd Gaming Corp. *
358 15,365
Brinker International, Inc.
1,203 68,054
Caesars Entertainment, Inc. *
869 64,541
Carrols Restaurant Group, Inc. *
3,182 19,983
Cracker Barrel Old Country Store,
Inc. 195 25,724
Dine Brands Global, Inc.
126 7,308
El Pollo Loco Holdings, Inc. *
590 10,679
Fiesta Restaurant Group, Inc. *
1,732 19,745
International Game Technology plc
2,992 50,684
Jack in the Box, Inc.
82 7,610
Marriott Vacations Worldwide Corp.
360 49,399

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 2.6% (continued)
Papa John's International, Inc.
436 36,995
Penn National Gaming, Inc. *
724 62,532
RCI Hospitality Holdings, Inc.
1,233 48,629
Texas Roadhouse, Inc.
566 44,239
Wingstop , Inc.
246 32,607
587,813
Household Durables - 2.9%
Beazer Homes USA, Inc. *
553 8,378
Century Communities, Inc. *
659 28,851
Green Brick Partners, Inc. *
555 12,743
Helen of Troy Ltd. *
136 30,218
Hooker Furniture Corp.
1,040 33,540
iRobot Corp. *
93 7,467
KB Home
1,785 59,833
La-Z-Boy, Inc.
329 13,107
M/I Homes, Inc. *
1,356 60,057
MDC Holdings, Inc.
1,452 70,567
Meritage Homes Corp. *
1,116 92,427
Purple Innovation, Inc. *
1,040 34,257
Taylor Morrison Home Corp. *
1,578 40,476
TopBuild Corp. *
410 75,473
TRI Pointe Group, Inc. *
2,439 42,073
Tupperware Brands Corp. *
174 5,636
Turtle Beach Corp. *(b)
463 9,978
Universal Electronics, Inc. *
428 22,453
647,534
Household Products - 0.1%
WD-40 Co. 128 34,007
Independent Power and Renewable Electricity Producers - 0.6%
Brookfield Renewable Corp.
969 56,463
Clearway Energy, Inc., Class C
817 26,087
Ormat Technologies, Inc.
496 44,779
127,329
Insurance - 3.0%
American Equity Investment Life
Holding Co. 355 9,819
CNO Financial Group, Inc.
1,320 29,343
eHealth, Inc. *
124 8,756
Employers Holdings, Inc.
3,431 110,444
Genworth Financial, Inc., Class A *
7,815 29,541
Heritage Insurance Holdings, Inc.
2,080 21,070
Horace Mann Educators Corp.
1,629 68,483
Kinsale Capital Group, Inc.
393 78,651
National General Holdings Corp.
632 21,602
National Western Life Group, Inc.,
Class A 198 40,875
Selective Insurance Group, Inc.
1,308 87,610
Stewart Information Services Corp.
1,152 55,711
Trupanion , Inc. *
739 88,466
Universal Insurance Holdings, Inc.
1,706 25,778
676,149
INVESTMENTS SHARES VALUE ($)
Interactive Media & Services - 0.1%
Cars.com, Inc. * 1,082 12,227
Internet & Direct Marketing Retail - 1.5%
1-800-Flowers.com, Inc., Class A *
3,050 79,300
Duluth Holdings, Inc., Class B *(b)
1,534 16,199
Groupon, Inc. *
664 25,229
Lands' End, Inc. *
2,259 48,727
PetMed Express, Inc. (b)
1,592 51,039
Shutterstock, Inc.
266 19,072
Stamps.com, Inc. *
362 71,021
Stitch Fix, Inc., Class A *
326 19,143
329,730
IT Services - 2.1%
BM Technologies, Inc. *
325 4,570
Cardtronics plc, Class A *
981 34,629
Conduent , Inc. *
3,581 17,189
EVERTEC, Inc.
1,377 54,144
GTT Communications, Inc. *(b)
1,545 5,516
Hackett Group, Inc. (The)
970 13,958
International Money Express, Inc. *
1,994 30,947
KBR, Inc.
2,716 84,006
ManTech International Corp., Class
A 81 7,204
MAXIMUS, Inc.
991 72,531
Perspecta , Inc.
1,259 30,317
Sykes Enterprises, Inc. *
2,897 109,130
TTEC Holdings, Inc.
308 22,462
486,603
Leisure Products - 2.9%
Acushnet Holdings Corp.
2,335 94,661
Callaway Golf Co.
462 11,093
Johnson Outdoors, Inc., Class A
1,307 147,207
Malibu Boats, Inc., Class A *
1,033 64,501
MasterCraft Boat Holdings, Inc. *
894 22,207
Nautilus, Inc. *
1,497 27,156
Smith & Wesson Brands, Inc.
4,206 74,656
Sturm Ruger & Co., Inc.
503 32,730
Vista Outdoor, Inc. *
3,459 82,186
YETI Holdings, Inc. *
1,603 109,757
666,154
Life Sciences Tools & Services - 1.7%
Fluidigm Corp. *
3,797 22,782
Luminex Corp.
1,492 34,495
Medpace Holdings, Inc. *
1,261 175,531
NeoGenomics , Inc. *
1,964 105,742
Pacific Biosciences of California,
Inc. * 1,558 40,414
378,964
Machinery - 1.9%
Altra Industrial Motion Corp.
176 9,756
Astec Industries, Inc.
566 32,760

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Machinery - 1.9% (continued)
Chart Industries, Inc. *
72 8,481
Columbus McKinnon Corp.
438 16,837
Franklin Electric Co., Inc.
383 26,507
Greenbrier Cos., Inc. (The)
806 29,322
Kennametal, Inc.
558 20,222
Lydall , Inc. *
311 9,339
Meritor, Inc. *
3,666 102,318
Miller Industries, Inc.
384 14,600
Mueller Industries, Inc.
2,028 71,203
Navistar International Corp. *
456 20,046
Rexnord Corp.
422 16,665
Shyft Group, Inc. (The)
778 22,080
Wabash National Corp.
1,354 23,329
423,465
Media - 0.1%
TEGNA, Inc. 2,041 28,472
Metals & Mining - 2.0%
Arconic Corp. *
1,450 43,210
Caledonia Mining Corp. plc (South
Africa) 1,259 19,993
Commercial Metals Co.
5,305 108,965
Ryerson Holding Corp. *
13,065 178,207
Schnitzer Steel Industries, Inc.,
Class A 352 11,232
SunCoke Energy, Inc.
4,546 19,775
Warrior Met Coal, Inc.
1,317 28,078
Worthington Industries, Inc.
778 39,943
449,403
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate
Finance, Inc. 2,545 28,428
Blackstone Mortgage Trust, Inc.,
Class A 1,590 43,773
Chimera Investment Corp.
1,796 18,409
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 701 44,464
PennyMac Mortgage Investment
Trust 1,075 18,909
153,983
Multiline Retail - 0.2%
Big Lots, Inc.
405 17,387
Macy's, Inc.
3,001 33,761
51,148
Oil, Gas & Consumable Fuels - 0.5%
Bonanza Creek Energy, Inc. *
631 12,197
CNX Resources Corp. *
1,165 12,582
Diamond S Shipping, Inc. *
892 5,941
Penn Virginia Corp. *
1,363 13,835
Renewable Energy Group, Inc. *
1,031 73,015
117,570
INVESTMENTS SHARES VALUE ($)
Paper & Forest Products - 1.1%
Boise Cascade Co.
3,640 173,992
Clearwater Paper Corp. *
944 35,636
Schweitzer-Mauduit International,
Inc. 175 7,037
Verso Corp., Class A
1,928 23,174
239,839
Personal Products - 0.7%
Edgewell Personal Care Co.
762 26,350
Lifevantage Corp. *
926 8,630
Medifast , Inc.
407 79,910
USANA Health Sciences, Inc. *
555 42,791
157,681
Pharmaceuticals - 0.9%
Collegium Pharmaceutical, Inc. *
453 9,074
Corcept Therapeutics, Inc. *
4,014 105,006
Endo International plc *
2,791 20,039
Evofem Biosciences, Inc. *
1,127 2,716
Innoviva , Inc. *
904 11,201
Osmotica Pharmaceuticals plc *
1,595 6,571
Phibro Animal Health Corp., Class
A 670 13,011
Prestige Consumer Healthcare,
Inc. * 310 10,810
Supernus Pharmaceuticals, Inc. *
691 17,386
195,814
Professional Services - 1.7%
ASGN, Inc. *
152 12,697
Barrett Business Services, Inc.
488 33,286
CBIZ, Inc. *
595 15,833
ICF International, Inc.
253 18,806
Kelly Services, Inc., Class A
3,650 75,081
Kforce , Inc.
3,869 162,846
Mastech Digital, Inc. *
1,706 27,125
Resources Connection, Inc.
653 8,208
TriNet Group, Inc. *
134 10,800
TrueBlue , Inc. *
1,391 25,998
390,680
Real Estate Management & Development - 0.4%
Cushman & Wakefield plc *
739 10,959
eXp World Holdings, Inc. *
883 55,735
Realogy Holdings Corp. *
1,342 17,607
Redfin Corp. *
231 15,854
100,155
Road & Rail - 0.6%
ArcBest Corp.
2,092 89,266
Avis Budget Group, Inc. *
493 18,389
Daseke , Inc. *
874 5,078

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Road & Rail - 0.6% (continued)
US Xpress Enterprises, Inc., Class
A * 2,940 20,109
132,842
Semiconductors & Semiconductor Equipment - 4.6%
Amkor Technology, Inc.
10,166 153,303
Brooks Automation, Inc.
167 11,331
CMC Materials, Inc.
643 97,286
Diodes, Inc. *
1,928 135,924
FormFactor , Inc. *
3,549 152,678
Ichor Holdings Ltd. *
1,432 43,168
Lattice Semiconductor Corp. *
2,353 107,814
NeoPhotonics Corp. *
752 6,836
Onto Innovation, Inc. *
552 26,247
Photronics , Inc. *
6,993 78,042
Power Integrations, Inc.
934 76,457
SMART Global Holdings, Inc. *
832 31,308
Synaptics , Inc. *
977 94,183
Ultra Clean Holdings, Inc. *
1,239 38,595
1,053,172
Software - 3.7%
ACI Worldwide, Inc. *
1,139 43,772
American Software, Inc., Class A
559 9,598
Appfolio , Inc., Class A *
195 35,108
Avaya Holdings Corp. *
1,114 21,333
Box, Inc., Class A *
421 7,599
Cerence , Inc. *
294 29,541
ChannelAdvisor Corp. *
1,475 23,571
Cloudera, Inc. *
2,066 28,738
Digital Turbine, Inc. *
1,468 83,030
Envestnet , Inc. *
102 8,394
Intelligent Systems Corp. *
280 11,231
J2 Global, Inc. *
1,197 116,935
Mitek Systems, Inc. *
385 6,845
Progress Software Corp.
842 38,050
Qualys , Inc. *
786 95,790
Sapiens International Corp. NV
(Israel) 243 7,438
SecureWorks Corp., Class A *
3,311 47,082
Smith Micro Software, Inc. *
1,650 8,943
SPS Commerce, Inc. *
1,234 134,000
Verint Systems, Inc. *
850 57,103
Xperi Holding Corp.
677 14,149
828,250
Specialty Retail - 4.1%
Aaron's Co., Inc. (The) *
142 2,692
Abercrombie & Fitch Co., Class A
854 17,387
Asbury Automotive Group, Inc. *
415 60,482
Bed Bath & Beyond, Inc. (b)
2,736 48,591
Camping World Holdings, Inc.,
Class A 734 19,121
Citi Trends, Inc.
460 22,853
GameStop Corp., Class A *(b)
614 11,568
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 4.1% (continued)
Genesco, Inc. *
486 14,624
Group 1 Automotive, Inc.
726 95,208
Hibbett Sports, Inc. *
1,538 71,025
Lithia Motors, Inc., Class A
260 76,094
MarineMax , Inc. *
1,319 46,204
Murphy USA, Inc.
352 46,066
ODP Corp. (The) *
2,753 80,663
Rent-A-Center, Inc.
267 10,223
RH *
79 35,354
Sally Beauty Holdings, Inc. *
3,394 44,258
Shoe Carnival, Inc.
660 25,859
Signet Jewelers Ltd.
1,374 37,469
Sleep Number Corp. *
581 47,561
Sonic Automotive, Inc., Class A
1,104 42,581
Sportsman's Warehouse Holdings,
Inc. * 1,623 28,484
Zumiez , Inc. *
1,278 47,005
931,372
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. *
1,064 16,886
Diebold Nixdorf, Inc. *
1,001 10,670
Super Micro Computer, Inc. *
1,268 40,145
67,701
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. *
133 8,334
Deckers Outdoor Corp. *
311 89,189
Fossil Group, Inc. *
725 6,286
G-III Apparel Group Ltd. *
4,933 117,109
Lakeland Industries, Inc. *
2,334 63,602
Steven Madden Ltd.
185 6,534
Superior Group of Cos., Inc.
1,142 26,540
Vera Bradley, Inc. *
688 5,476
323,070
Thrifts & Mortgage Finance - 2.9%
Axos Financial, Inc. *
457 17,151
Flagstar Bancorp, Inc.
2,872 117,063
HomeStreet , Inc.
849 28,654
Mr Cooper Group, Inc. *
4,429 137,432
PennyMac Financial Services, Inc.
1,842 120,872
Radian Group, Inc.
3,232 65,448
Walker & Dunlop, Inc.
1,411 129,840
Waterstone Financial, Inc.
1,734 32,634
649,094
Tobacco - 0.4%
Turning Point Brands, Inc. 2,045 91,125
Trading Companies & Distributors - 1.8%
BMC Stock Holdings, Inc. *
633 33,979
CAI International, Inc.
729 22,774
DXP Enterprises, Inc. *
599 13,316
Foundation Building Materials,
Inc. * 333 6,397

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1.8% (continued)
GMS, Inc. *
1,642 50,048
Rush Enterprises, Inc., Class A
2,194 90,876
SiteOne Landscape Supply, Inc. *
71 11,263
Textainer Group Holdings Ltd.
(China) * 869 16,667
Triton International Ltd.
835 40,506
Veritiv Corp. *
4,099 85,218
WESCO International, Inc. *
552 43,332
414,376
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 336 14,532
TOTAL COMMON STOCKS
(Cost $15,343,149) 21,673,220
PREFERRED STOCKS - 0.0% (d)
Media - 0.0% (d)
Liberty Broadband Corp., Series A,
7.00%, 3/10/2039 (e)
105 2,989
Trading Companies & Distributors - 0.0% (d)
WESCO International, Inc., Series
A, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
10.33%), 10.63%, 6/22/2025 (e)(f)
247 7,719
TOTAL PREFERRED STOCKS
(Cost $7,461) 10,708
SHORT-TERM INVESTMENTS - 4.1%
INVESTMENT COMPANIES - 4.1%
Limited Purpose Cash Investment
Fund, 0.03% (g)
(Cost $930,961) 931,166 930,793
SECURITIES LENDING COLLATERAL - 2.2%
Investment Companies - 2.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (g)(h) 155,852 155,852
Limited Purpose Cash Investment
Fund 0.03% (g)(h) 335,905 335,770
TOTAL SECURITIES LENDING COLLATERAL
(Cost $491,757) 491,622
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 101.9%
(Cost $16,773,328) 23,106,343
LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.9)% ( i ) (423,447)
NET ASSETS - 100.0% 22,682,896
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 157,360 0.7%
Consumer Discretionary 4,161,015 18.3
Consumer Staples 1,062,007 4.7
Energy 227,313 1.0
Financials 3,409,764 15.0
Health Care 3,719,046 16.4
Industrials 3,746,860 16.5
Information Technology 3,322,747 14.7
Materials 848,884 3.7
Real E state 835,994 3.7
Utilities 192,938 0.9
Short-Term Investments 930,793 4.1
Securities Lending Collateral 491,622 2.2
Total Investments In Securities
At Value 23,106,343 101.9
Liabilities in Excess of Other
Assets ( i ) (423,447) (1.9)
Net Assets
$ 22,682,896 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31,
2020, the value of these securities amounted to $36,247 or 0.16%
of net assets.
(b) The security or a portion of this security is on loan at December
31, 2020. The total value of securities on loan at December 31,
2020 was $475,044.
(c) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December
31, 2020 amounted to $23,903, which represents approximately
0.11% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Perpetual security. The rate reflected was the rate in effect on
December 31, 2020. The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of
December 31, 2020.
(g) Represents 7-day effective yield as of December 31, 2020.
(h) Represents security purchased with the cash collateral received for securities on loan.
(i) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 8 3/2021 USD $ 789,920 $ 24,807
$ 24,807

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.7%
Australia - 7.4%
Afterpay Ltd. * 6,660 605,432
Aurizon Holdings Ltd. 276,914 831,969
BHP Group Ltd. 31,889 1,041,959
BHP Group plc 52,610 1,389,134
BlueScope Steel Ltd. 140,079 1,891,737
Crown Resorts Ltd. 38,605 287,317
CSL Ltd. 7,291 1,593,029
Dexus , REIT 33,527 243,169
Fortescue Metals Group Ltd. 156,385 2,824,688
Goodman Group, REIT 30,886 451,475
GPT Group (The), REIT 35,606 123,849
REA Group Ltd. 7,131 816,838
Rio Tinto Ltd. 3,006 264,352
Rio Tinto plc 24,340 1,832,147
Scentre Group, REIT 118,649 254,857
South32 Ltd. 270,327 516,640
Tabcorp Holdings Ltd. 31,341 94,360
Vicinity Centres , REIT 73,435 90,800
Wesfarmers Ltd. 13,737 533,918
15,687,670
—
Belgium - 0.3%
Ageas SA/NV 10,091 535,904
Groupe Bruxelles Lambert SA 1,467 147,865
683,769
—
Canada - 8.8%
Bank of Montreal (1) 8,976 682,455
Bank of Nova Scotia (The) (1) 5,464 295,328
Canadian Apartment Properties,
REIT (1) 3,482 136,747
Canadian Imperial Bank of
Commerce (1) 8,485 724,715
Canadian Pacific Railway Ltd. (1) 3,586 1,243,874
Canadian Tire Corp. Ltd., Class A
(1) 13,932 1,831,442
CCL Industries, Inc., Class B (1) 2,455 111,458
CGI, Inc. (1)* 21,978 1,743,702
CI Financial Corp. (1) 108,341 1,343,091
Constellation Software, Inc. (1) 406 527,210
Great-West Lifeco , Inc. (1) 2,283 54,434
iA Financial Corp., Inc. (1) 10,212 442,688
IGM Financial, Inc. (1) 3,247 88,030
Kinross Gold Corp. (1) 75,369 553,026
Kirkland Lake Gold Ltd. (1) 3,327 137,482
Magna International, Inc. (1) 24,567 1,739,125
National Bank of Canada (1) 2,075 116,783
Open Text Corp. (1) 25,971 1,180,110
Pan American Silver Corp. (1) 22,805 786,503
Parkland Corp. (1) 3,713 117,816
Quebecor, Inc., Class B (1) 4,816 123,947
Royal Bank of Canada (1) 17,616 1,447,449
Shopify, Inc., Class A (1)* 892 1,007,219
Teck Resources Ltd., Class B (1) 78,118 1,417,649
Topicus.com, Inc. * 755 2,854
Toronto-Dominion Bank (The) (1) 12,139 685,864
18,541,001
—
INVESTMENTS SHARES VALUE ($)
Chile - 0.1%
Lundin Mining Corp. (1) 35,020 310,885
China - 0.2%
BOC Hong Kong Holdings Ltd. 132,500 401,638
Denmark - 3.0%
Coloplast A/S, Class B 3,982 608,963
DSV Panalpina A/S 2,578 433,263
Genmab A/S * 792 321,151
GN Store Nord A/S 894 71,264
Novo Nordisk A/S, Class B 36,755 2,563,999
Pandora A/S 20,493 2,293,532
6,292,172
—
Finland - 1.8%
Kone OYJ, Class B 2,317 188,789
Neste OYJ 32,823 2,383,074
Nokia OYJ * 42,143 162,770
Orion OYJ, Class B 23,470 1,078,093
3,812,726
—
France - 9.2%
Arkema SA 2,030 232,276
Atos SE * 13,645 1,246,002
AXA SA 9,013 216,153
BioMerieux 929 130,752
BNP Paribas SA * 17,954 947,831
Bollore SA 27,666 114,541
Carrefour SA 26,467 453,232
Cie de Saint-Gobain 27,401 1,260,238
CNP Assurances * 17,693 287,459
Credit Agricole SA * 38,896 491,721
Electricite de France SA 129,322 2,046,435
Engie SA * 23,252 356,453
Gecina SA, REIT 483 75,107
Ipsen SA 1,278 105,676
L'Oreal SA 7,631 2,911,625
LVMH Moet Hennessy Louis
Vuitton SE 468 292,969
Orange SA 17,309 206,064
Peugeot SA * 95,469 2,614,480
Publicis Groupe SA 15,409 765,848
Sanofi 24,503 2,374,905
Schneider Electric SE 10,626 1,535,748
Societe Generale SA * 24,566 510,693
Unibail - Rodamco -Westfield, REIT 4,856 378,209
Vivendi SA 7,104 229,136
19,783,553
—
Germany - 7.0%
Allianz SE (Registered) 4,879 1,198,638
Bayer AG (Registered) 15,005 883,963
Bayerische Motoren Werke AG 10,813 954,319
Brenntag AG 14,170 1,101,881
Daimler AG (Registered) 12,646 896,340
Delivery Hero SE *(a) 6,789 1,061,725
Deutsche Boerse AG 2,105 358,423
Deutsche Post AG (Registered) 12,317 610,132
Deutsche Wohnen SE 4,001 213,472
Fresenius SE & Co. KGaA 2,780 128,552
GEA Group AG 7,694 275,193

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 7.0% (continued)
HOCHTIEF AG 2,076 202,019
Infineon Technologies AG 57,307 2,188,475
KION Group AG 1,225 106,235
SAP SE 6,543 847,441
Siemens AG (Registered) 756 108,899
Siemens Energy AG * 213 7,806
Siemens Healthineers AG (a) 1,326 68,238
Volkswagen AG (Preference) 2,603 486,459
Vonovia SE 6,200 452,811
Zalando SE *(a) 23,829 2,650,535
14,801,556
—
Hong Kong - 2.8%
CK Asset Holdings Ltd. 226,500 1,158,978
CLP Holdings Ltd. 61,000 564,045
Hong Kong Exchanges & Clearing
Ltd. 13,300 729,528
Kerry Properties Ltd. 143,500 362,951
Link, REIT 13,000 118,063
PCCW Ltd. 30,000 18,066
Sun Hung Kai Properties Ltd. 25,000 319,725
Swire Pacific Ltd., Class A 66,000 363,555
WH Group Ltd. (a) 2,803,500 2,350,880
Yue Yuen Industrial Holdings Ltd. 7,500 15,622
6,001,413
—
Italy - 2.3%
Assicurazioni Generali SpA 16,765 293,528
DiaSorin SpA 11,144 2,326,764
Enel SpA 117,323 1,193,731
Prysmian SpA 21,760 774,496
Telecom Italia SpA 393,293 182,547
4,771,066
—
Japan - 21.0%
Acom Co. Ltd. 16,500 70,451
Bandai Namco Holdings, Inc. 2,400 207,842
Brother Industries Ltd. 5,000 103,217
Chubu Electric Power Co., Inc. 11,800 142,402
Dai-ichi Life Holdings, Inc. 7,100 106,964
Daiwa House Industry Co. Ltd. 4,400 130,824
ENEOS Holdings, Inc. 380,200 1,365,565
Fujitsu Ltd. 19,100 2,760,627
Fukuoka Financial Group, Inc. 32,700 582,876
Hitachi Ltd. 21,500 848,590
Iida Group Holdings Co. Ltd. 22,000 444,800
ITOCHU Corp. 92,700 2,666,063
Japan Post Holdings Co. Ltd. 117,700 916,782
Japan Post Insurance Co. Ltd. 125,900 2,581,469
Japan Real Estate Investment
Corp., REIT 15 86,675
Japan Tobacco, Inc. 7,900 161,059
Kajima Corp. 33,000 442,695
KDDI Corp. 28,800 853,928
Kyocera Corp. 14,800 908,401
M3, Inc. 5,700 538,464
Mitsubishi Electric Corp. 77,400 1,169,797
Mitsubishi Estate Co. Ltd. 9,000 144,656
Mitsubishi Gas Chemical Co., Inc. 11,700 269,046
INVESTMENTS SHARES VALUE ($)
Japan - 21.0% (continued)
Mitsubishi UFJ Financial Group,
Inc. 213,800 946,625
Mitsui Fudosan Co. Ltd. 7,000 146,577
Mizuho Financial Group, Inc. 102,370 1,299,299
MS&AD Insurance Group Holdings,
Inc. 75,100 2,284,921
Nexon Co. Ltd. 28,400 876,279
Nintendo Co. Ltd. 600 385,165
Nippon Express Co. Ltd. 11,700 787,021
Nippon Telegraph & Telephone
Corp. 110,100 2,825,055
Nitto Denko Corp. 3,000 268,740
Nomura Holdings, Inc. 512,100 2,707,509
Nomura Real Estate Holdings, Inc. 2,700 59,869
Nomura Real Estate Master Fund,
Inc., REIT 65 93,018
Obayashi Corp. 23,300 201,186
ORIX Corp. 15,900 244,607
Resona Holdings, Inc. 684,200 2,395,226
Rohm Co. Ltd. 6,000 581,645
Sekisui House Ltd. 14,000 285,205
Shimano, Inc. 900 210,671
Shinsei Bank Ltd. 23,200 286,609
SoftBank Group Corp. 2,300 178,561
Sompo Holdings, Inc. 31,600 1,281,154
Square Enix Holdings Co. Ltd. 1,600 97,009
Subaru Corp. 26,100 522,233
SUMCO Corp. 43,200 948,600
Sumitomo Mitsui Financial Group,
Inc. 27,000 836,950
Sumitomo Mitsui Trust Holdings,
Inc. 13,700 422,710
T&D Holdings, Inc. 107,300 1,269,236
TDK Corp. 1,500 226,325
Teijin Ltd. 34,900 656,752
Tokyo Electric Power Co. Holdings,
Inc. * 86,900 229,537
Tokyo Electron Ltd. 5,100 1,905,171
Tosoh Corp. 75,900 1,185,874
Toyota Motor Corp. 2,400 185,208
Yamaha Corp. 1,600 94,279
Yokohama Rubber Co. Ltd. (The) 2,800 41,712
Z Holdings Corp. 25,100 151,886
44,621,617
—
Netherlands - 4.5%
ASML Holding NV 5,738 2,778,209
ING Groep NV 38,548 358,413
Koninklijke Ahold Delhaize NV 56,059 1,581,499
Koninklijke Philips NV * 13,095 705,396
NN Group NV 10,822 467,838
Randstad NV * 13,117 849,099
Royal Dutch Shell plc, Class B 41,664 706,151
Wolters Kluwer NV 24,121 2,035,020
9,481,625
—
Russia - 0.3%
Evraz plc 105,582 674,766

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Singapore - 1.4%
Ascendas , REIT 40,900 92,330
CapitaLand Integrated Commercial
Trust, REIT 50,976 83,368
Genting Singapore Ltd. 634,300 408,515
Venture Corp. Ltd. 160,000 2,352,610
2,936,823
—
South Africa - 0.3%
Anglo American plc 19,895 656,977
Spain - 2.3%
CaixaBank SA 46,707 120,050
Enagas SA 10,646 234,209
Endesa SA 20,549 563,637
Grifols SA 7,101 207,324
Iberdrola SA 59,144 849,917
Mapfre SA 411,451 804,095
Red Electrica Corp. SA 9,567 196,421
Repsol SA 178,070 1,793,898
4,769,551
—
Sweden - 3.1%
Alfa Laval AB * 16,297 450,066
Atlas Copco AB, Class A 1,316 67,638
Atlas Copco AB, Class B 4,633 207,964
Boliden AB 3,164 112,250
Electrolux AB, Series B 11,973 278,575
Epiroc AB, Class A 19,462 353,717
Essity AB, Class B 40,163 1,294,019
Hennes & Mauritz AB, Class B 29,553 620,379
Husqvarna AB, Class B 15,977 207,349
ICA Gruppen AB 25,987 1,299,886
Investor AB, Class B 2,740 199,426
Skanska AB, Class B 23,967 610,776
SKF AB, Class B 17,189 447,245
Swedish Match AB 1,210 94,163
Telefonaktiebolaget LM Ericsson,
Class B 21,784 259,131
Volvo AB, Class B * 4,352 103,025
6,605,609
—
Switzerland - 8.7%
Adecco Group AG (Registered) 1,952 130,010
Coca-Cola HBC AG 6,248 202,329
Credit Suisse Group AG
(Registered) 27,503 355,088
Geberit AG (Registered) 765 478,868
LafargeHolcim Ltd. (Registered) * 6,354 348,757
Lonza Group AG (Registered) 814 524,352
Nestle SA (Registered) 21,213 2,507,617
Novartis AG (Registered) 42,079 3,962,073
Roche Holding AG 14,478 5,042,666
SGS SA (Registered) 205 617,946
Sonova Holding AG (Registered) * 6,756 1,757,192
STMicroelectronics NV 31,352 1,159,891
Swatch Group AG (The) 2,767 752,190
UBS Group AG (Registered) 34,717 488,810
18,327,789
—
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.8%
3i Group plc 6,980 110,402
Admiral Group plc 8,308 328,514
Auto Trader Group plc (a) 51,444 418,741
Aviva plc 373,453 1,661,131
BAE Systems plc 30,840 205,665
Barclays plc 1,023,623 2,053,484
Barratt Developments plc 66,145 604,704
Berkeley Group Holdings plc 2,934 189,793
British American Tobacco plc 25,862 960,434
BT Group plc * 1,091,959 1,968,212
CK Hutchison Holdings Ltd. 91,000 635,347
Compass Group plc 21,364 398,468
Direct Line Insurance Group plc 82,290 359,912
Entain plc 138,634 2,150,324
Fiat Chrysler Automobiles NV * 12,865 232,420
Imperial Brands plc 10,124 212,347
JD Sports Fashion plc * 19,798 232,592
Kingfisher plc * 537,239 1,985,175
London Stock Exchange Group plc 3,501 432,151
M&G plc 38,482 103,870
Next plc * 12,563 1,211,402
Ocado Group plc * 8,887 277,897
Persimmon plc 19,342 730,021
Sage Group plc (The) 38,880 308,716
Smith & Nephew plc 7,933 164,788
Taylor Wimpey plc 156,722 354,499
Vodafone Group plc 43,172 70,909
Wm Morrison Supermarkets plc 100,312 242,726
18,604,644
—
Zambia - 0.4%
First Quantum Minerals Ltd. (1) 45,998 825,716
TOTAL COMMON STOCKS
(Cost $145,417,053) 198,592,566
SHORT-TERM INVESTMENTS - 5.3%
INVESTMENT COMPANIES - 5.3%
Limited Purpose Cash Investment
Fund, 0.03% (1)(b)
(Cost $11,124,350) 11,128,802 11,124,350
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.0%
(Cost $156,541,403) 209,716,916
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.0% (c) 2,031,321
NET ASSETS - 100.0% 211,748,237

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 10,282,733 4.9%
Consumer Discretionary 28,378,394 13.4
Consumer Staples 14,271,817 6.7
Energy 6,366,504 3.0
Financials 38,076,791 18.0
Health Care 25,157,602 11.9
Industrials 21,139,688 10.0
Information Technology 24,652,349 11.6
Materials 18,308,817 8.6
Real Estate 5,581,084 2.6
Utilities 6,376,787 3.0
Short-Term Investments 11,124,350 5.3
Total Investments In Securities
At Value 209,716,916 99.0
Other Assets in Excess of
Liabilities (c) 2,031,321 1.0
Net Assets
$ 211,748,237 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2020 amounted to $6,550,119, which represents approximately
3.09% of net assets of the fund.
(b) Represents 7-day effective yield as of December 31, 2020.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 112 3/2021 USD $ 11,932,480 $ 98,401
$ 98,401

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.6%
Brazil - 4.4%
Atacadao SA * 285,900 1,066,042
Banco Bradesco SA (Preference) * 121,200 637,466
Banco BTG Pactual SA * 21,800 394,009
Banco do Brasil SA * 51,300 385,657
BB Seguridade Participacoes SA 18,800 107,594
CCR SA 162,600 423,005
Cia Energetica de Minas Gerais
(Preference) 182,462 514,469
Cia Paranaense de Energia , ADR
(1)* 28,755 411,197
Cia Siderurgica Nacional SA 199,300 1,227,351
CPFL Energia SA 20,600 129,557
Itau Unibanco Holding SA
(Preference) 55,900 342,114
Itausa SA (Preference) 72,800 165,207
Lojas Americanas SA (Preference) * 36,200 183,237
Lojas Renner SA * 38,000 319,523
Notre Dame Intermedica
Participacoes SA 44,700 677,591
Petrobras Distribuidora SA * 660,800 2,819,965
Sul America SA 18,934 162,147
Telefonica Brasil SA * 28,000 251,745
TIM SA, ADR (1)* 178,988 2,491,512
Ultrapar Participacoes SA 304,800 1,395,326
Vale SA, ADR (1) 110,272 1,848,159
Via Varejo S/A * 60,200 187,547
WEG SA 74,000 1,080,758
17,221,178
—
Chile - 0.5%
Banco de Chile, ADR (1) 6,877 140,153
Banco de Credito e Inversiones SA 3,226 126,634
Cencosud SA 573,172 1,021,316
Cia Cervecerias Unidas SA, ADR
(1) 989 14,538
Enel Americas SA, ADR (1) 74,600 613,212
Enel Chile SA, ADR (1) 29,899 116,307
2,032,160
—
China - 36.8%
Agricultural Bank of China Ltd.,
Class A 366,900 177,263
Agricultural Bank of China Ltd.,
Class H 1,089,000 398,837
Alibaba Group Holding Ltd., ADR
(1)* 84,219 19,600,289
A-Living Smart City Services Co.
Ltd., Class H (a) 399,250 1,772,089
Anhui Conch Cement Co. Ltd.,
Class A 48,323 384,153
Anhui Conch Cement Co. Ltd.,
Class H 345,500 2,165,271
Autohome , Inc., ADR (1) 3,195 318,286
BAIC Motor Corp. Ltd., Class H (a) 949,000 352,155
Baidu, Inc., ADR (1)* 13,748 2,972,868
Bank of Beijing Co. Ltd., Class A 203,478 151,507
Bank of China Ltd., Class A 363,500 177,813
Bank of China Ltd., Class H 318,000 107,628
INVESTMENTS SHARES VALUE ($)
China - 36.8% (continued)
Bank of Communications Co. Ltd.,
Class A 216,500 149,217
Bank of Ningbo Co. Ltd., Class A 54,000 293,603
Bank of Shanghai Co. Ltd., Class A 131,211 158,316
Baoshan Iron & Steel Co. Ltd.,
Class A 326,022 298,548
BeiGene Ltd., ADR (1)* 2,157 557,347
Bilibili , Inc., ADR (1)* 5,554 476,089
BOE Technology Group Co. Ltd.,
Class A 571,800 528,600
Bosideng International Holdings
Ltd. 514,000 262,090
BYD Co. Ltd., Class A 22,300 668,026
BYD Electronic International Co.
Ltd. (b) 587,500 3,082,196
China Construction Bank Corp.,
Class H 4,690,000 3,537,568
China Everbright Bank Co. Ltd.,
Class A 322,100 197,785
China Everbright Bank Co. Ltd.,
Class H 635,000 242,177
China Everbright Environment
Group Ltd. 1,316,000 743,376
China Evergrande Group 786,000 1,510,748
China Hongqiao Group Ltd. 1,477,000 1,354,127
China Lesso Group Holdings Ltd. 100,000 156,684
China Longyuan Power Group
Corp. Ltd., Class H 159,000 159,875
China Medical System Holdings
Ltd. 791,000 883,696
China Merchants Bank Co. Ltd.,
Class A 93,558 632,916
China Merchants Securities Co.
Ltd., Class A 81,600 293,069
China Minsheng Banking Corp.
Ltd., Class A 199,255 159,387
China Mobile Ltd. 304,500 1,735,788
China National Building Material
Co. Ltd., Class H 3,428,000 4,126,252
China Overseas Land & Investment
Ltd. 190,000 412,774
China Pacific Insurance Group Co.
Ltd., Class A 37,500 221,600
China Petroleum & Chemical Corp.,
Class A 219,600 136,195
China Resources Cement Holdings
Ltd. 366,000 408,798
China Resources Land Ltd. (b) 302,000 1,244,509
China Resources Power Holdings
Co. Ltd. 142,000 152,858
China Shenhua Energy Co. Ltd.,
Class H 325,500 613,563
China Shipbuilding Industry Co.
Ltd., Class A * 67,800 43,677
China State Construction
Engineering Corp. Ltd., Class A 124,800 95,441
China Tourism Group Duty Free
Corp. Ltd., Class A 28,792 1,253,274
China Unicom Hong Kong Ltd. 304,000 173,424
China Vanke Co. Ltd., Class H 373,700 1,290,091

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
China - 36.8% (continued)
China Yangtze Power Co. Ltd.,
Class A 65,450 192,806
Chongqing Rural Commercial Bank
Co. Ltd., Class H 363,000 148,055
CITIC Securities Co. Ltd., Class A 99,100 447,913
CNOOC Ltd., ADR (1) 8,976 822,650
Country Garden Holdings Co. Ltd. 1,935,000 2,670,831
Country Garden Services Holdings
Co. Ltd. 434,000 2,936,254
Daqin Railway Co. Ltd., Class A 122,100 121,331
Dongfeng Motor Group Co. Ltd.,
Class H 104,000 121,527
Far East Horizon Ltd. 906,000 933,884
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 20,160 622,536
GDS Holdings Ltd., ADR (1)* 4,120 385,797
Great Wall Motor Co. Ltd., Class H 916,000 3,151,579
Greentown Service Group Co. Ltd.
(c) 546,000 674,984
GSX Techedu , Inc., ADR (1)* 3,606 186,466
Guotai Junan Securities Co. Ltd.,
Class A 94,200 253,933
Haier Smart Home Co. Ltd., Class A 67,300 303,020
Haier Smart Home Co. Ltd., Class
H * 140,800 510,352
Haitong Securities Co. Ltd., Class A 117,600 232,709
Hengan International Group Co.
Ltd. 144,500 1,023,146
Huatai Securities Co. Ltd., Class A 88,600 245,469
Huaxia Bank Co. Ltd., Class A 165,100 158,775
Huazhu Group Ltd., ADR (1) 8,063 363,077
Industrial & Commercial Bank of
China Ltd., Class A 201,700 154,837
Industrial & Commercial Bank of
China Ltd., Class H 906,000 582,096
Industrial Bank Co. Ltd., Class A 122,390 393,108
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 47,300 322,800
JD.com, Inc., ADR (1)* 40,735 3,580,607
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 73,249 1,255,061
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 11,900 432,137
Jiangxi Copper Co. Ltd., Class H 415,000 653,262
Kingboard Holdings Ltd. 93,000 392,386
Kingdee International Software
Group Co. Ltd. * 95,000 387,843
Kunlun Energy Co. Ltd. 980,000 849,351
Kweichow Moutai Co. Ltd., Class A 5,500 1,690,343
Lee & Man Paper Manufacturing
Ltd. 150,000 123,084
Legend Holdings Corp., Class H (a) 142,400 187,062
Li Ning Co. Ltd. 17,000 116,980
Luxshare Precision Industry Co.
Ltd., Class A 101,007 873,017
Luzhou Laojiao Co. Ltd., Class A 17,500 608,894
Meituan , Class B *(c) 138,200 5,202,327
NARI Technology Co. Ltd., Class A 49,900 204,257
NetEase , Inc., ADR (1) 21,430 2,052,351
INVESTMENTS SHARES VALUE ($)
China - 36.8% (continued)
New China Life Insurance Co. Ltd.,
Class A 21,800 194,418
New Oriental Education &
Technology Group, Inc., ADR (1)* 8,807 1,636,429
NIO, Inc., ADR (1)* 59,327 2,891,598
PetroChina Co. Ltd., Class A 225,000 143,646
Pinduoduo , Inc., ADR (1)* 15,741 2,796,703
Ping An Bank Co. Ltd., Class A 121,485 361,532
Ping An Insurance Group Co. of
China Ltd., Class A 51,900 694,510
SAIC Motor Corp. Ltd., Class A 83,200 313,094
Sany Heavy Industry Co. Ltd.,
Class A 98,400 530,423
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 540,000 1,221,704
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 93,400 164,321
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 209,905
Shenwan Hongyuan Group Co.
Ltd., Class A 204,000 165,700
Sinopec Shanghai Petrochemical
Co. Ltd., Class H 248,000 52,831
Sinotruk Hong Kong Ltd. 980,500 2,511,602
Suning.com Co. Ltd., Class A 107,400 127,502
TAL Education Group, ADR (1)* 17,856 1,276,883
Tencent Holdings Ltd. 305,900 22,010,668
Trip.com Group Ltd., ADR (1)* 22,693 765,435
Vipshop Holdings Ltd., ADR (1)* 27,558 774,655
Wuliangye Yibin Co. Ltd., Class A 22,800 1,024,042
Xiaomi Corp., Class B *(a) 616,400 2,619,872
Xinyi Solar Holdings Ltd. 298,000 781,418
Yanzhou Coal Mining Co. Ltd.,
Class H 390,000 312,560
Yonghui Superstores Co. Ltd.,
Class A 135,227 149,418
Yum China Holdings, Inc. (1) 20,707 1,182,163
Zai Lab Ltd., ADR (1)* 3,256 440,667
Zhongsheng Group Holdings Ltd. 472,500 3,375,223
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 27,100 118,417
ZTE Corp., Class H 82,400 207,536
ZTO Express Cayman, Inc., ADR
(1) 20,269 591,044
143,046,659
—
Hong Kong - 0.6%
Kingboard Laminates Holdings Ltd. 376,500 615,168
Nine Dragons Paper Holdings Ltd. 932,000 1,324,882
Vinda International Holdings Ltd. 205,000 560,594
2,500,644
—
Hungary - 0.1%
OTP Bank Nyrt . * 4,994 225,052
India - 8.7%
Ambuja Cements Ltd. 66,664 227,346
Aurobindo Pharma Ltd. 285,518 3,595,435
Axis Bank Ltd., GDR *(c) 9,982 420,898
Cipla Ltd. 78,753 884,523
Dabur India Ltd. 49,242 360,393

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
India - 8.7% (continued)
Divi's Laboratories Ltd. 29,096 1,530,224
Dr Reddy's Laboratories Ltd., ADR
(1) 23,958 1,707,966
GAIL India Ltd. 172,365 291,481
HCL Technologies Ltd. 278,568 3,615,508
Hero MotoCorp Ltd. 20,714 882,754
Hindalco Industries Ltd. 205,529 679,001
Infosys Ltd., ADR (1) 430,352 7,294,466
ITC Ltd. 137,807 394,656
Kotak Mahindra Bank Ltd. * 25,980 710,051
Larsen & Toubro Ltd., GDR (c) 8,929 155,543
Piramal Enterprises Ltd. 52,763 1,031,925
Reliance Industries Ltd., GDR (a) 32,737 1,784,835
State Bank of India, GDR *(c) 3,839 144,170
Sun Pharmaceutical Industries Ltd. 29,841 242,278
Tata Consultancy Services Ltd. 102,359 4,019,140
Tata Steel Ltd. 30,501 269,472
Tech Mahindra Ltd. 111,128 1,485,281
Wipro Ltd., ADR (1) 375,092 2,119,270
33,846,616
—
Indonesia - 1.0%
Adaro Energy Tbk . PT 11,861,800 1,208,842
Bank Mandiri Persero Tbk . PT 361,100 162,946
Bank Negara Indonesia Persero
Tbk . PT 1,100,500 484,591
Indah Kiat Pulp & Paper Corp. Tbk .
PT 171,400 127,359
Indofood Sukses Makmur Tbk . PT 2,135,600 1,041,627
United Tractors Tbk . PT 483,400 916,187
3,941,552
—
Malaysia - 1.8%
Hartalega Holdings Bhd. 539,800 1,633,839
Hong Leong Bank Bhd. 38,100 172,575
Kossan Rubber Industries 278,000 312,546
Malayan Banking Bhd. 596,500 1,255,747
MISC Bhd. 470,000 803,988
Press Metal Aluminium Holdings
Bhd. 61,200 127,860
RHB Bank Bhd. 92,000 124,846
Sime Darby Bhd. 787,300 453,155
Supermax Corp. Bhd. * 404,200 607,251
Telekom Malaysia Bhd. 164,500 221,525
Top Glove Corp. Bhd. 975,100 1,489,871
7,203,203
—
Mexico - 0.9%
Alfa SAB de CV, Class A (1) 151,300 109,334
Controladora Nemak SAB de CV
(1)* 240,700 31,691
Grupo Financiero Banorte SAB de
CV, Class O (1)* 131,300 725,335
Grupo Mexico SAB de CV, Series
B (1) 229,800 971,420
Grupo Televisa SAB, ADR (1)* 153,108 1,261,610
Industrias Penoles SAB de CV (1)* 6,900 116,776
INVESTMENTS SHARES VALUE ($)
Mexico - 0.9% (continued)
Orbia Advance Corp. SAB de CV
(1) 93,600 219,895
3,436,061
—
Philippines - 0.2%
International Container Terminal
Services, Inc. 82,290 211,649
JG Summit Holdings, Inc. 96,589 144,219
PLDT, Inc. 5,935 165,719
Puregold Price Club, Inc. * 118,800 101,536
623,123
—
Poland - 0.9%
CD Projekt SA * 20,683 1,525,172
Cyfrowy Polsat SA 68,854 561,390
PGE Polska Grupa Energetyczna
SA * 432,216 755,349
Polskie Gornictwo Naftowe i
Gazownictwo SA 545,544 814,606
3,656,517
—
Qatar - 0.4%
Industries Qatar QSC 29,520 88,224
Qatar Islamic Bank SAQ 27,416 128,974
Qatar National Bank QPSC 241,970 1,185,630
1,402,828
—
Russia - 2.4%
Gazprom PJSC, ADR 327,090 1,826,189
LUKOIL PJSC, ADR 24,117 1,640,270
MMC Norilsk Nickel PJSC, ADR (1) 34,197 1,076,522
MMC Norilsk Nickel PJSC, ADR 19,737 615,175
Novatek PJSC, GDR (c) 5,992 975,783
Novolipetskiy Metallurgicheskiy
Kombinat PAO, GDR (c) 6,722 185,986
Polyus PJSC, GDR (c) 8,586 865,397
Rosneft Oil Co. PJSC, GDR (c) 78,075 440,237
Severstal PAO, GDR (c) 32,200 565,938
Surgutneftegas PJSC, ADR 101,167 467,342
Tatneft PJSC, ADR 17,879 728,093
9,386,932
—
Saudi Arabia - 3.2%
Advanced Petrochemical Co. 8,644 154,457
Al Rajhi Bank 227,501 4,463,181
Arab National Bank 76,791 411,712
Bank AlBilad 40,294 304,605
Bank Al- Jazira 140,933 513,026
Banque Saudi Fransi 30,851 260,006
Etihad Etisalat Co. * 119,666 913,709
Jarir Marketing Co. 6,399 295,764
National Commercial Bank 109,990 1,270,816
Riyad Bank 127,344 686,103
Samba Financial Group 80,313 654,245
Saudi Arabian Oil Co. (a) 112,080 1,045,968
Saudi Basic Industries Corp. 47,654 1,288,653
Saudi British Bank (The) 20,880 137,493
Saudi Industrial Investment Group 30,047 219,607
12,619,345
—

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
South Africa - 3.4%
Absa Group Ltd. 66,168 540,933
Aspen Pharmacare Holdings Ltd. * 51,373 439,272
Gold Fields Ltd., ADR (1) 137,402 1,273,717
Kumba Iron Ore Ltd. 75,883 3,216,107
Mr Price Group Ltd. 51,886 602,142
MultiChoice Group 67,213 613,543
Ninety One Ltd. 17,775 53,451
Sasol Ltd. * 78,982 718,353
Shoprite Holdings Ltd. 146,240 1,393,236
Sibanye Stillwater Ltd. 870,483 3,508,320
SPAR Group Ltd. (The) 8,535 109,903
Standard Bank Group Ltd. 38,865 336,608
Telkom SA SOC Ltd. 262,363 548,293
13,353,878
—
South Korea - 13.4%
BNK Financial Group, Inc. * 74,437 389,948
CJ Corp. * 10,494 890,870
Daelim Industrial Co. Ltd. * 2,344 180,679
DB Insurance Co. Ltd. * 6,344 255,668
Doosan Bobcat, Inc. * 10,693 292,779
E-MART, Inc. * 17,892 2,498,472
Hana Financial Group, Inc. 54,204 1,726,470
Hanwha Corp. * 45,009 1,175,427
Hyundai Glovis Co. Ltd. * 20,672 3,507,666
Hyundai Marine & Fire Insurance
Co. Ltd. * 38,487 806,958
KB Financial Group, Inc. 3,537 140,479
Kia Motors Corp. * 64,971 3,743,420
Korea Investment Holdings Co.
Ltd. * 5,145 374,908
Korea Zinc Co. Ltd. * 2,537 939,500
KT&G Corp. 5,853 448,139
Kumho Petrochemical Co. Ltd. * 6,609 884,227
LG Electronics, Inc. 42,344 5,272,745
LG Innotek Co. Ltd. * 8,940 1,505,858
LG Uplus Corp. * 12,221 132,333
Meritz Securities Co. Ltd. * 65,032 219,872
NCSoft Corp. * 531 455,891
POSCO 19,505 4,873,900
Posco International Corp. * 51,244 687,461
S-1 Corp. * 5,972 467,613
Samsung Electronics Co. Ltd. 267,540 19,978,688
Shinhan Financial Group Co. Ltd. 6,814 202,192
Woori Financial Group, Inc. 13,577 121,815
52,173,978
—
Taiwan - 12.8%
Accton Technology Corp. 109,000 1,228,942
ASE Technology Holding Co. Ltd. 62,000 179,851
Asia Cement Corp. 72,000 110,892
Asustek Computer, Inc. 39,000 348,298
Catcher Technology Co. Ltd. 15,000 110,295
Cathay Financial Holding Co. Ltd. 232,000 349,341
China Life Insurance Co. Ltd. 1,853,934 1,467,341
CTBC Financial Holding Co. Ltd. 938,480 658,693
E.Sun Financial Holding Co. Ltd. 830,003 755,452
First Financial Holding Co. Ltd. 1,259,786 958,656
Foxconn Technology Co. Ltd. 92,000 175,258
Fubon Financial Holding Co. Ltd. 249,000 414,673
INVESTMENTS SHARES VALUE ($)
Taiwan - 12.8% (continued)
Hon Hai Precision Industry Co. Ltd. 150,000 491,842
Hua Nan Financial Holdings Co.
Ltd. 280,409 182,284
Innolux Corp. * 1,826,000 918,978
Mega Financial Holding Co. Ltd. 722,000 766,321
Nanya Technology Corp. 63,000 195,319
Novatek Microelectronics Corp. 19,000 250,008
Pegatron Corp. 91,000 218,471
Phison Electronics Corp. 10,000 118,640
Pou Chen Corp. 562,000 628,715
Powertech Technology, Inc. 247,000 836,700
Realtek Semiconductor Corp. 63,000 877,680
Shin Kong Financial Holding Co.
Ltd. 495,549 155,843
Taishin Financial Holding Co. Ltd. 1,199,151 566,379
Taiwan Business Bank 3,054,829 1,059,314
Taiwan Cement Corp. 115,845 178,354
Taiwan Cooperative Financial
Holding Co. Ltd. 306,067 221,923
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 243,223 26,521,037
Uni -President Enterprises Corp. 542,000 1,303,606
United Microelectronics Corp. 3,233,000 5,437,137
Yuanta Financial Holding Co. Ltd. 216,280 158,445
Zhen Ding Technology Holding Ltd. 447,000 1,819,000
49,663,688
—
Thailand - 2.2%
Bumrungrad Hospital PCL, NVDR 46,900 187,743
Charoen Pokphand Foods PCL,
NVDR 1,209,400 1,079,775
Indorama Ventures PCL, NVDR 805,100 994,042
Kasikornbank PCL, NVDR 530,900 2,001,806
Krung Thai Bank PCL, NVDR 1,592,400 589,515
PTT Exploration & Production PCL,
NVDR 86,100 282,360
Siam Cement PCL (The), NVDR 70,200 885,572
Siam Commercial Bank PCL (The),
NVDR 548,300 1,600,087
Thai Union Group PCL, NVDR 1,795,596 815,719
TMB Bank PCL, NVDR 7,091,000 255,519
8,692,138
—
Turkey - 0.3%
BIM Birlesik Magazalar A/S 10,640 107,618
Haci Omer Sabanci Holding A/S 580,458 894,077
Turkcell Iletisim Hizmetleri A/S 59,187 127,860
1,129,555
—
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC 96,468 163,269
Emirates Telecommunications
Group Co. PJSC 57,006 262,589
First Abu Dhabi Bank PJSC 163,896 577,946
1,003,804
—
United States - 0.3%
JBS SA 276,100 1,258,374
TOTAL COMMON STOCKS
(Cost $231,873,585) 368,417,285

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4.3%
Limited Purpose Cash Investment
Fund, 0.03% (1)(d)
(Cost $16,918,018) 16,923,143 16,916,373
SECURITIES LENDING COLLATERAL - 0.3%
Investment Companies - 0.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(d)(e) 325,225 325,225
Limited Purpose Cash Investment
Fund 0.03% (1)(d)(e) 700,951 700,670
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,026,176) 1,025,895
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.2%
(Cost $249,817,779) 386,359,553
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.8% (f) 3,086,817
NET ASSETS - 100.0% 389,446,370
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 39,272,365 10.1%
Consumer Discretionary 65,778,955 16.9
Consumer Staples 19,448,859 5.0
Energy 15,554,654 4.0
Financials 48,976,627 12.6
Health Care 17,831,336 4.6
Industrials 21,171,948 5.4
Information Technology 89,806,562 23.0
Materials 39,260,566 10.1
Real Estate 7,128,953 1.8
Utilities 4,186,460 1.1
Short-Term Investments 16,916,373 4.3
Securities Lending Collateral 1,025,895 0.3
Total Investments In Securities
At Value 386,359,553 99.2
Other Assets in Excess of
Liabilities (f) 3,086,817 0.8
Net Assets
$ 389,446,370 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2020 amounted to $7,761,981, which represents approximately 1.99% of net assets of the fund.
(b) The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 was
$3,972,210.
(c) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2020, the value of these securities amounted to $9,631,263 or 2.47% of net assets.
(d) Represents 7-day effective yield as of December 31, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $3,062,719 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 279 3/2021 USD $ 17,970,390 $ 506,128
$ 506,128

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.2%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. *
8,204 1,005,236
Howmet Aerospace, Inc. *
10,147 289,596
1,294,832
Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.
4,698 441,001
Expeditors International of
Washington, Inc. 9,131 868,449
FedEx Corp.
10,381 2,695,115
United Parcel Service, Inc., Class
B 29,004 4,884,274
XPO Logistics, Inc. *
8,953 1,067,198
9,956,037
Auto Components - 0.1%
Aptiv plc
2,649 345,138
BorgWarner, Inc.
7,753 299,576
Lear Corp.
1,427 226,936
871,650
Automobiles - 3.3%
General Motors Co.
18,285 761,388
Harley-Davidson, Inc.
6,080 223,136
Tesla, Inc. *
35,169 24,817,708
Thor Industries, Inc.
9,512 884,521
26,686,753
Banks - 0.4%
Commerce Bancshares, Inc.
10,005 657,328
First Republic Bank
6,616 972,089
SVB Financial Group *
4,159 1,612,985
3,242,402
Beverages - 0.6%
Boston Beer Co., Inc. (The), Class
A * 1,293 1,285,617
Brown-Forman Corp., Class B
19,020 1,510,759
Monster Beverage Corp. *
23,942 2,214,156
5,010,532
Biotechnology - 1.6%
AbbVie, Inc.
42,287 4,531,052
Acceleron Pharma, Inc. *
7,114 910,165
Alnylam Pharmaceuticals, Inc. *
3,197 415,514
Exact Sciences Corp. *
6,501 861,318
Iovance Biotherapeutics , Inc. *
22,428 1,040,659
Regeneron Pharmaceuticals, Inc. *
4,357 2,104,910
Sarepta Therapeutics, Inc. *
2,860 487,601
Seagen , Inc. *
9,234 1,617,243
United Therapeutics Corp. *
3,637 552,060
Vertex Pharmaceuticals, Inc. *
3,569 843,498
13,364,020
INVESTMENTS SHARES VALUE ($)
Building Products - 0.7%
Fortune Brands Home & Security,
Inc. 12,886 1,104,588
Masco Corp.
14,577 800,714
Owens Corning
9,089 688,583
Trane Technologies plc
15,031 2,181,900
Trex Co., Inc. *
12,901 1,080,072
5,855,857
Capital Markets - 2.9%
Ameriprise Financial, Inc.
5,554 1,079,309
BlackRock, Inc.
5,412 3,904,974
Evercore , Inc., Class A
3,165 347,010
FactSet Research Systems, Inc.
2,228 740,810
Goldman Sachs Group, Inc. (The)
1,046 275,841
LPL Financial Holdings, Inc.
4,240 441,893
MarketAxess Holdings, Inc.
2,394 1,365,921
Moody's Corp.
5,721 1,660,463
Morgan Stanley
71,721 4,915,040
Morningstar, Inc.
1,961 454,109
MSCI, Inc.
4,917 2,195,588
Nasdaq, Inc.
7,739 1,027,275
S&P Global, Inc.
9,390 3,086,775
T. Rowe Price Group, Inc.
9,018 1,365,235
Virtu Financial, Inc., Class A
20,309 511,177
23,371,420
Chemicals - 2.0%
Air Products and Chemicals, Inc.
7,233 1,976,200
Albemarle Corp. (a)
10,033 1,480,068
Chemours Co. (The)
38,301 949,482
Eastman Chemical Co.
7,749 777,070
Ecolab, Inc.
1,320 285,595
Element Solutions, Inc.
21,850 387,400
FMC Corp.
7,791 895,420
Linde plc (United Kingdom)
17,801 4,690,742
Mosaic Co. (The)
10,518 242,019
Olin Corp.
8,884 218,191
RPM International, Inc.
4,411 400,431
Scotts Miracle- Gro Co. (The)
5,803 1,155,609
Sherwin-Williams Co. (The)
3,758 2,761,792
Westlake Chemical Corp.
4,130 337,008
16,557,027
Commercial Services & Supplies - 0.8%
ADT, Inc.
33,509 263,046
Cintas Corp.
5,736 2,027,446
Copart , Inc. *
12,199 1,552,323
MSA Safety, Inc.
1,558 232,750
Republic Services, Inc.
4,671 449,817
Rollins, Inc.
30,683 1,198,785
Stericycle, Inc. *
6,432 445,930
6,170,097

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Communications Equipment - 0.4%
Arista Networks, Inc. *
3,223 936,507
Lumentum Holdings, Inc. *
6,826 647,105
Ubiquiti, Inc.
4,720 1,314,567
2,898,179
Construction & Engineering - 0.2%
AECOM *
5,615 279,515
Quanta Services, Inc.
13,854 997,765
1,277,280
Consumer Finance - 0.2%
Ally Financial, Inc.
6,615 235,891
OneMain Holdings, Inc.
15,488 745,902
SLM Corp.
36,054 446,709
1,428,502
Containers & Packaging - 0.6%
Amcor plc
40,414 475,673
Avery Dennison Corp.
4,365 677,055
Ball Corp.
9,399 875,799
Berry Global Group, Inc. *
10,357 581,960
Crown Holdings, Inc. *
10,062 1,008,212
Packaging Corp. of America
5,028 693,411
Silgan Holdings, Inc.
6,297 233,493
4,545,603
Distributors - 0.2%
LKQ Corp. *
6,394 225,325
Pool Corp.
3,099 1,154,377
1,379,702
Diversified Consumer Services - 0.2%
Chegg , Inc. *
13,180 1,190,549
Terminix Global Holdings, Inc. *
4,998 254,948
1,445,497
Diversified Financial Services - 0.1%
Jefferies Financial Group, Inc. 19,007 467,572
Electric Utilities - 0.7%
NextEra Energy, Inc.
62,523 4,823,650
PG&E Corp. *
64,616 805,115
Xcel Energy, Inc.
4,124 274,947
5,903,712
Electrical Equipment - 1.1%
AMETEK, Inc.
8,593 1,039,237
Eaton Corp. plc
19,054 2,289,148
Emerson Electric Co.
21,450 1,723,936
Generac Holdings, Inc. *
6,557 1,491,127
Hubbell, Inc.
2,607 408,752
Regal Beloit Corp.
5,323 653,718
Rockwell Automation, Inc.
6,183 1,550,758
9,156,676
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp., Class A
12,145 1,588,202
Arrow Electronics, Inc. *
6,621 644,223
Cognex Corp.
15,536 1,247,308
Corning, Inc.
35,829 1,289,844
IPG Photonics Corp. *
3,671 821,533
Littelfuse , Inc.
916 233,268
SYNNEX Corp.
14,999 1,221,519
Trimble, Inc. *
20,240 1,351,425
Zebra Technologies Corp., Class
A * 5,059 1,944,325
10,341,647
Entertainment - 1.8%
Activision Blizzard, Inc.
30,573 2,838,703
Electronic Arts, Inc.
5,725 822,110
Netflix, Inc. *
10,015 5,415,411
Roku, Inc. *
4,114 1,365,930
Spotify Technology SA *
8,323 2,618,915
Take-Two Interactive Software,
Inc. * 5,274 1,095,885
Zynga, Inc., Class A *
72,848 719,010
14,875,964
Equity Real Estate Investment Trusts (REITs) - 0.5%
Crown Castle International Corp.
1,834 291,954
Digital Realty Trust, Inc.
2,929 408,625
Duke Realty Corp.
5,894 235,583
Equinix , Inc.
2,737 1,954,711
Prologis, Inc.
5,206 518,830
SBA Communications Corp.
3,269 922,283
4,331,986
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.
8,670 3,266,683
Kroger Co. (The)
21,402 679,727
Sprouts Farmers Market, Inc. *
11,242 225,964
Walmart, Inc.
28,392 4,092,707
8,265,081
Food Products - 0.7%
Archer-Daniels-Midland Co.
24,252 1,222,543
Bunge Ltd.
3,601 236,154
Conagra Brands, Inc.
30,349 1,100,455
General Mills, Inc.
22,404 1,317,355
Hain Celestial Group, Inc. (The) *
22,547 905,262
McCormick & Co., Inc.
(Non-Voting) 6,694 639,946
5,421,715
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories
57,510 6,296,770
ABIOMED, Inc. *
3,402 1,102,928
Align Technology, Inc. *
4,483 2,395,626
Danaher Corp.
25,256 5,610,368
DexCom , Inc. *
4,727 1,747,667

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 3.9% (continued)
Hologic , Inc. *
14,555 1,060,041
IDEXX Laboratories, Inc. *
3,971 1,984,984
Insulet Corp. *
4,443 1,135,764
Intuitive Surgical, Inc. *
3,864 3,161,138
Masimo Corp. *
4,014 1,077,277
Novocure Ltd. *
6,630 1,147,255
Penumbra, Inc. *(a)
3,374 590,450
Quidel Corp. *
5,458 980,530
ResMed , Inc.
2,759 586,453
STERIS plc
3,950 748,683
Tandem Diabetes Care, Inc. *
7,527 720,183
West Pharmaceutical Services, Inc.
4,506 1,276,595
31,622,712
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. *
7,868 395,446
Amedisys , Inc. *
2,780 815,457
Cigna Corp.
1,619 337,043
DaVita, Inc. *
9,170 1,076,558
HCA Healthcare, Inc.
5,422 891,702
Humana, Inc.
5,260 2,158,020
Laboratory Corp. of America
Holdings * 1,133 230,622
McKesson Corp.
2,935 510,455
Molina Healthcare, Inc. *
4,298 914,099
Quest Diagnostics, Inc.
6,882 820,128
UnitedHealth Group, Inc.
30,329 10,635,774
18,785,304
Health Care Technology - 0.4%
Teladoc Health, Inc. *(a)
7,903 1,580,284
Veeva Systems, Inc., Class A *
7,316 1,991,781
3,572,065
Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc. *
1,529 2,120,279
Domino's Pizza, Inc.
2,441 936,026
McDonald's Corp.
13,372 2,869,364
5,925,669
Household Durables - 1.0%
DR Horton, Inc.
26,080 1,797,434
Garmin Ltd.
9,655 1,155,317
Lennar Corp., Class A
20,711 1,578,799
NVR, Inc. *
200 815,972
PulteGroup, Inc.
25,090 1,081,881
Tempur Sealy International, Inc. *
29,759 803,493
Toll Brothers, Inc.
5,104 221,871
Whirlpool Corp.
4,667 842,347
8,297,114
Household Products - 1.1%
Church & Dwight Co., Inc.
10,291 897,684
Clorox Co. (The)
5,906 1,192,539
Colgate-Palmolive Co.
17,401 1,487,959
INVESTMENTS SHARES VALUE ($)
Household Products - 1.1% (continued)
Kimberly-Clark Corp.
3,553 479,051
Procter & Gamble Co. (The)
29,004 4,035,617
Spectrum Brands Holdings, Inc.
6,603 521,505
8,614,355
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The) 29,644 696,634
Industrial Conglomerates - 0.4%
Honeywell International, Inc.
8,203 1,744,778
Roper Technologies, Inc.
2,875 1,239,384
2,984,162
Insurance - 0.6%
Arthur J Gallagher & Co.
7,306 903,825
Brown & Brown, Inc.
9,488 449,826
Erie Indemnity Co., Class A
1,084 266,231
Marsh & McLennan Cos., Inc.
9,431 1,103,427
Progressive Corp. (The)
22,650 2,239,632
4,962,941
Interactive Media & Services - 4.9%
Alphabet, Inc., Class A *
6,658 11,669,077
Facebook, Inc., Class A *
81,859 22,360,605
Match Group, Inc. *
15,212 2,299,902
Twitter, Inc. *
28,933 1,566,722
Zillow Group, Inc., Class C *
16,631 2,158,704
40,055,010
Internet & Direct Marketing Retail - 6.7%
Amazon.com, Inc. *
14,913 48,570,597
eBay, Inc.
28,158 1,414,940
Etsy, Inc. *
10,571 1,880,687
Expedia Group, Inc.
1,940 256,856
Qurate Retail, Inc., Series A
65,991 723,921
Wayfair, Inc., Class A *
6,794 1,534,153
54,381,154
IT Services - 4.8%
Accenture plc, Class A
16,333 4,266,343
Black Knight, Inc. *
9,861 871,219
Booz Allen Hamilton Holding Corp.
11,782 1,027,155
Cognizant Technology Solutions
Corp., Class A 22,395 1,835,270
EPAM Systems, Inc. *
4,267 1,529,080
GoDaddy , Inc., Class A *
4,360 361,662
Mastercard , Inc., Class A
11,498 4,104,096
MongoDB, Inc. *
3,611 1,296,493
Okta , Inc. *
6,934 1,763,039
PayPal Holdings, Inc. *
43,159 10,107,838
Square, Inc., Class A *
16,395 3,568,208
Twilio , Inc., Class A *
7,958 2,693,783
Visa, Inc., Class A
26,396 5,773,597
39,197,783

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Leisure Products - 0.2%
Brunswick Corp.
4,759 362,826
Mattel, Inc. *
36,329 633,941
Polaris, Inc.
2,713 258,495
1,255,262
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.
12,933 1,532,431
Bio-Rad Laboratories, Inc., Class
A * 2,450 1,428,203
Bio- Techne Corp.
2,153 683,685
Charles River Laboratories
International, Inc. * 5,176 1,293,275
IQVIA Holdings, Inc. *
4,097 734,060
Mettler -Toledo International, Inc. *
1,123 1,279,861
PerkinElmer, Inc.
8,450 1,212,575
QIAGEN NV *
5,878 310,652
Repligen Corp. *
5,172 991,110
Thermo Fisher Scientific, Inc.
14,087 6,561,443
16,027,295
Machinery - 2.7%
AGCO Corp.
2,228 229,685
Caterpillar, Inc.
17,172 3,125,647
Colfax Corp. *
9,008 344,466
Cummins, Inc.
8,371 1,901,054
Deere & Co.
13,378 3,599,351
Dover Corp.
7,813 986,391
Fortive Corp.
8,150 577,183
Graco , Inc.
7,585 548,775
Illinois Tool Works, Inc.
12,715 2,592,334
Ingersoll Rand, Inc. *
20,613 939,128
Lincoln Electric Holdings, Inc.
1,940 225,525
Middleby Corp. (The) *
1,803 232,443
Nordson Corp.
3,390 681,220
PACCAR, Inc.
12,784 1,103,004
Parker-Hannifin Corp.
7,719 2,102,733
Pentair plc
11,477 609,314
Timken Co. (The)
8,784 679,530
Toro Co. (The)
4,345 412,080
Trinity Industries, Inc.
18,283 482,488
Xylem, Inc.
3,259 331,734
21,704,085
Media - 1.3%
Altice USA, Inc., Class A *
7,344 278,117
Cable One, Inc.
547 1,218,563
Charter Communications, Inc.,
Class A * 8,672 5,736,962
Liberty Broadband Corp., Class C *
7,549 1,195,535
New York Times Co. (The), Class A
19,438 1,006,305
News Corp., Class A
48,181 865,813
10,301,295
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.
92,341 2,402,713
Newmont Corp.
37,663 2,255,637
Reliance Steel & Aluminum Co.
3,619 433,375
5,091,725
Multiline Retail - 0.7%
Dollar General Corp.
9,560 2,010,468
Ollie's Bargain Outlet Holdings,
Inc. * 7,048 576,315
Target Corp.
19,761 3,488,409
6,075,192
Oil, Gas & Consumable Fuels - 0.1%
EQT Corp. 66,551 845,863
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The),
Class A 12,028 3,201,733
Nu Skin Enterprises, Inc., Class A
8,481 463,317
3,665,050
Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co.
28,288 1,754,705
Catalent , Inc. *
13,385 1,392,977
Eli Lilly and Co.
24,264 4,096,734
Horizon Therapeutics plc *
20,175 1,475,801
Zoetis, Inc.
12,968 2,146,204
10,866,421
Professional Services - 0.6%
CoreLogic , Inc.
12,148 939,283
CoStar Group, Inc. *
2,264 2,092,570
Equifax, Inc.
6,063 1,169,189
TransUnion
2,403 238,426
Verisk Analytics, Inc.
3,228 670,100
5,109,568
Road & Rail - 1.7%
CSX Corp.
26,217 2,379,193
JB Hunt Transport Services, Inc.
2,681 366,359
Kansas City Southern
6,928 1,414,213
Knight-Swift Transportation
Holdings, Inc. 8,465 354,006
Norfolk Southern Corp.
9,199 2,185,774
Old Dominion Freight Line, Inc.
9,701 1,893,441
Schneider National, Inc., Class B
20,832 431,222
Union Pacific Corp.
24,766 5,156,777
14,180,985
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. *
46,927 4,303,675
Analog Devices, Inc.
4,913 725,797
Applied Materials, Inc.
28,486 2,458,342
Broadcom, Inc.
13,782 6,034,449
Cree, Inc. *
9,151 969,091

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 6.9% (continued)
Enphase Energy, Inc. *
11,999 2,105,465
Entegris , Inc.
13,670 1,313,687
First Solar, Inc. *
10,999 1,088,021
KLA Corp.
5,930 1,535,336
Lam Research Corp.
6,849 3,234,577
Marvell Technology Group Ltd.
43,225 2,054,917
Microchip Technology, Inc.
8,930 1,233,322
MKS Instruments, Inc.
4,974 748,338
Monolithic Power Systems, Inc.
3,941 1,443,312
NVIDIA Corp.
20,114 10,503,531
ON Semiconductor Corp. *
7,220 236,311
Qorvo , Inc. *
9,234 1,535,337
QUALCOMM, Inc.
41,684 6,350,141
Skyworks Solutions, Inc.
7,493 1,145,530
SolarEdge Technologies, Inc. *
5,124 1,635,171
Teradyne, Inc.
14,323 1,717,184
Texas Instruments, Inc.
19,152 3,143,418
55,514,952
Software - 14.3%
2U, Inc. *
19,337 773,673
Adobe, Inc. *
16,030 8,016,924
ANSYS, Inc. *
2,298 836,012
Atlassian Corp. plc, Class A *
10,423 2,437,627
Autodesk, Inc. *
9,503 2,901,646
Avalara, Inc. *
7,702 1,269,983
Cadence Design Systems, Inc. *
17,307 2,361,194
Ceridian HCM Holding, Inc. *
9,544 1,017,009
Coupa Software, Inc. *
4,839 1,639,986
DocuSign, Inc. *
8,907 1,980,026
Everbridge , Inc. *
5,451 812,581
Fair Isaac Corp. *
2,276 1,163,127
Five9, Inc. *
7,117 1,241,205
Fortinet, Inc. *
7,568 1,124,075
HubSpot , Inc. *
3,778 1,497,750
Intuit, Inc.
5,416 2,057,268
Manhattan Associates, Inc. *
3,777 397,265
Microsoft Corp.
232,124 51,629,020
NortonLifeLock , Inc.
48,980 1,017,804
Nuance Communications, Inc. *
34,558 1,523,662
Oracle Corp.
6,975 451,213
Paycom Software, Inc. *
3,951 1,786,840
Paylocity Holding Corp. *
5,047 1,039,228
Pegasystems , Inc.
7,450 992,787
PTC, Inc. *
8,366 1,000,657
RingCentral, Inc., Class A *
5,751 2,179,456
salesforce.com, Inc. *
28,958 6,444,024
ServiceNow , Inc. *
7,785 4,285,098
Splunk , Inc. *
5,407 918,595
SS&C Technologies Holdings, Inc.
6,012 437,373
Synopsys, Inc. *
9,326 2,417,672
Trade Desk, Inc. (The), Class A *
2,970 2,378,970
Tyler Technologies, Inc. *
823 359,256
Workday, Inc., Class A *
10,077 2,414,550
Zendesk , Inc. *
6,737 964,199
INVESTMENTS SHARES VALUE ($)
Software - 14.3% (continued)
Zscaler , Inc. *
10,285 2,054,017
115,821,772
Specialty Retail - 2.3%
AutoNation, Inc. *
11,672 814,589
Best Buy Co., Inc.
12,353 1,232,706
Carvana Co. *
9,894 2,370,009
Dick's Sporting Goods, Inc.
14,813 832,639
Five Below, Inc. *
2,484 434,650
Floor & Decor Holdings, Inc., Class
A * 13,979 1,297,950
Gap, Inc. (The)
34,274 691,992
Home Depot, Inc. (The)
11,838 3,144,410
L Brands, Inc.
31,325 1,164,977
Lowe's Cos., Inc.
25,866 4,151,752
Penske Automotive Group, Inc.
5,891 349,866
Tractor Supply Co.
7,711 1,084,012
Williams-Sonoma, Inc.
8,598 875,620
18,445,172
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.
437,636 58,069,921
Dell Technologies, Inc., Class C *
40,756 2,987,007
HP, Inc.
17,380 427,374
61,484,302
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc. *
5,593 1,946,532
NIKE, Inc., Class B
56,145 7,942,833
Tapestry, Inc.
7,612 236,581
10,125,946
Trading Companies & Distributors - 0.6%
Fastenal Co.
35,537 1,735,272
United Rentals, Inc. *
6,088 1,411,868
Watsco , Inc.
3,619 819,884
WW Grainger, Inc.
2,597 1,060,459
5,027,483
Water Utilities - 0.1%
American Water Works Co., Inc. 5,420 831,807
Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc. * 46,539 6,275,784
TOTAL COMMON STOCKS
(Cost $494,225,307) 771,864,605
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4.6%
Limited Purpose Cash Investment
Fund, 0.03% (b)
(Cost $36,883,307) 36,897,909 36,883,150

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (b)(c) 641,566 641,566
Limited Purpose Cash Investment
Fund 0.03% (b)(c) 1,382,757 1,382,204
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,024,323) 2,023,770
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $533,132,937) 810,771,525
LIABILITIES IN EXCESS OF OTHER
ASSETS - 0.0% (d)(e) (358,477)
NET ASSETS - 100.0% 810,413,048
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 71,508,052 8.8%
Consumer Discretionary 134,889,111 16.7
Consumer Staples 30,976,734 3.8
Energy 845,863 0.1
Financials 33,472,837 4.1
Health Care 94,237,817 11.7
Industrials 82,717,062 10.2
Information Technology 285,258,635 35.2
Materials 26,194,355 3.2
Real Est ate 4,331,986 0.5
Utilities 7,432,153 0.9
Short-Term Investments 36,883,150 4.6
Securities Lending Collateral 2,023,770 0.2
Total Investments In Securities
At Value 810,771,525 100.0
Liabilities in Excess of Other
Assets (d) (358,477) 0.0(e)
Net Assets
$ 810,413,048 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 was
$3,040,667.
(b) Represents 7-day effective yield as of December 31, 2020.
(c) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $1,077,908 was received.
(d) Includes appreciation/(depreciation) on futures contracts.
(e) Represents less than 0.05% of net assets.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 185 3/2021 USD $ 34,676,400 $ 562,587
$ 562,587

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.8%
Aerospace & Defense - 0.4%
AeroVironment, Inc. *
4,295 373,235
Maxar Technologies, Inc.
13,486 520,425
893,660
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. *
10,017 313,933
Atlas Air Worldwide Holdings, Inc. *
5,937 323,804
Echo Global Logistics, Inc. *
2,620 70,268
Hub Group, Inc., Class A *
2,279 129,903
837,908
Auto Components - 1.6%
Adient plc *
8,755 304,411
Cooper Tire & Rubber Co.
8,400 340,200
Dorman Products, Inc. *
3,069 266,451
Fox Factory Holding Corp. *
7,293 770,943
Gentherm, Inc. *
4,714 307,447
LCI Industries
4,997 648,011
Patrick Industries, Inc.
4,898 334,778
Standard Motor Products, Inc.
1,684 68,135
Visteon Corp. *
1,962 246,270
Workhorse Group, Inc. *(a)
20,875 412,908
3,699,554
Automobiles - 0.2%
Winnebago Industries, Inc. 5,847 350,469
Banks - 0.8%
Bancorp, Inc. (The) *
8,913 121,662
Bank of NT Butterfield & Son Ltd.
(The) 2,244 69,923
Dime Community Bancshares, Inc.
3,489 55,022
First Financial Bankshares, Inc.
4,625 167,309
First Foundation, Inc.
10,500 210,000
Lakeland Financial Corp.
4,049 216,945
Live Oak Bancshares, Inc.
5,748 272,800
Old National Bancorp
6,417 106,266
ServisFirst Bancshares, Inc.
8,290 334,004
Stock Yards Bancorp, Inc.
5,577 225,757
Triumph Bancorp, Inc. *
3,556 172,644
1,952,332
Beverages - 0.9%
Celsius Holdings, Inc. *
18,361 923,742
National Beverage Corp. (a)
8,310 705,519
Primo Water Corp.
20,913 327,916
1,957,177
Biotechnology - 15.1%
Adverum Biotechnologies, Inc. *
10,734 116,357
Affimed NV (Germany) *
18,126 105,493
Agenus, Inc. *
28,956 92,080
Allakos, Inc. *
472 66,080
Amicus Therapeutics, Inc. *
46,412 1,071,653
INVESTMENTS SHARES VALUE ($)
Biotechnology - 15.1% (continued)
Anavex Life Sciences Corp. *(a)
32,188 173,815
Apellis Pharmaceuticals, Inc. *
2,288 130,874
Applied Genetic Technologies
Corp. * 19,722 80,663
Arcturus Therapeutics Holdings,
Inc. * 7,881 341,878
Arcus Biosciences, Inc. *
16,653 432,312
Arena Pharmaceuticals, Inc. *
5,689 437,086
Atara Biotherapeutics, Inc. *
3,241 63,621
Athersys, Inc. *(a)
76,758 134,327
Avid Bioservices, Inc. *
25,915 299,059
BioCryst Pharmaceuticals, Inc. *(a)
49,162 366,257
Biohaven Pharmaceutical Holding
Co. Ltd. * 9,633 825,644
Bioxcel Therapeutics, Inc. *
6,749 311,804
Blueprint Medicines Corp. *
4,557 511,068
BrainStorm Cell Therapeutics,
Inc. * 15,989 72,350
CareDx, Inc. *
9,952 721,022
CEL-SCI Corp. *(a)
16,064 187,306
ChemoCentryx, Inc. *
12,290 760,997
Chimerix, Inc. *
37,954 183,318
Clovis Oncology, Inc. *(a)
15,685 75,288
Constellation Pharmaceuticals,
Inc. * 6,178 177,926
ContraFect Corp. *
3,642 18,392
CTI BioPharma Corp. *
14,661 47,208
Cue Biopharma, Inc. *
10,746 134,432
Cytokinetics, Inc. *(a)
13,848 287,761
Deciphera Pharmaceuticals, Inc. *
4,171 238,039
Denali Therapeutics, Inc. *
27,301 2,286,732
Dyadic International, Inc. *
7,576 40,759
Editas Medicine, Inc. *
7,076 496,098
Eidos Therapeutics, Inc. *
3,568 469,477
Emergent BioSolutions, Inc. *
8,245 738,752
Fate Therapeutics, Inc. *
19,021 1,729,580
Fennec Pharmaceuticals, Inc.
(Canada) * 14,240 106,088
Five Prime Therapeutics, Inc. *
4,977 84,659
Fortress Biotech, Inc. *
58,475 185,366
Genprex, Inc. *
35,940 149,151
Geron Corp. *(a)
53,558 85,157
Halozyme Therapeutics, Inc. *
25,345 1,082,485
iBio, Inc. *(a)
125,093 131,348
ImmunoGen, Inc. *
50,549 326,041
Inovio Pharmaceuticals, Inc. *(a)
35,309 312,485
Insmed, Inc. *
17,752 590,964
Intellia Therapeutics, Inc. *
15,948 867,571
Invitae Corp. *(a)
26,293 1,099,310
IVERIC bio, Inc. *
32,186 222,405
Jounce Therapeutics, Inc. *
10,520 73,640
Kadmon Holdings, Inc. *
34,481 143,096
Kiniksa Pharmaceuticals Ltd.,
Class A * 12,561 221,953
Kura Oncology, Inc. *
10,147 331,401
MacroGenics, Inc. *
13,880 317,297

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 15.1% (continued)
MannKind Corp. *
39,517 123,688
MEI Pharma, Inc. *
42,638 112,564
Mersana Therapeutics, Inc. *
16,518 439,544
Mirati Therapeutics, Inc. *
8,072 1,772,934
NantKwest, Inc. *
37,981 506,287
Natera, Inc. *
15,585 1,551,019
Neoleukin Therapeutics, Inc. *
16,515 232,862
NeuBase Therapeutics, Inc. *
380 2,656
Novavax, Inc. *(a)
10,419 1,161,823
OPKO Health, Inc. *(a)
110,293 435,657
Ovid therapeutics, Inc. *
29,952 69,189
PDL BioPharma, Inc. (2)*
34,242 84,578
Protagonist Therapeutics, Inc. *
12,873 259,520
Prothena Corp. plc (Ireland) *
1,728 20,753
PTC Therapeutics, Inc. *
1,175 71,710
Replimune Group, Inc. *
9,358 357,008
Rigel Pharmaceuticals, Inc. *
40,550 141,925
Sangamo Therapeutics, Inc. *
13,518 210,948
Scholar Rock Holding Corp. *
10,795 523,881
Selecta Biosciences, Inc. *
31,461 95,327
Seres Therapeutics, Inc. *
14,943 366,104
Soleno Therapeutics, Inc. *
45,992 88,765
Sorrento Therapeutics, Inc. *(a)
46,463 317,110
Syndax Pharmaceuticals, Inc. *
15,618 347,344
Syros Pharmaceuticals, Inc. *
19,031 206,486
TG Therapeutics, Inc. *
30,074 1,564,450
Translate Bio, Inc. *
18,393 338,983
Travere Therapeutics, Inc. *
6,499 177,130
Ultragenyx Pharmaceutical, Inc. *
12,169 1,684,555
VBI Vaccines, Inc. *(a)
82,239 226,157
Veracyte, Inc. *
10,531 515,387
XBiotech, Inc. *(a)
11,149 174,482
34,736,751
Building Products - 2.5%
AAON, Inc.
8,849 589,609
Advanced Drainage Systems, Inc.
12,816 1,071,161
Alpha Pro Tech Ltd. *(a)
12,266 136,766
Builders FirstSource, Inc. *
21,016 857,663
Cornerstone Building Brands, Inc. *
19,999 185,591
CSW Industrials, Inc.
2,031 227,289
Gibraltar Industries, Inc. *
6,163 443,366
Griffon Corp.
8,486 172,945
JELD-WEN Holding, Inc. *
14,758 374,263
Masonite International Corp. *
4,820 473,999
Simpson Manufacturing Co., Inc.
6,990 653,215
UFP Industries, Inc.
10,835 601,884
5,787,751
Capital Markets - 2.3%
Artisan Partners Asset
Management, Inc., Class A 14,895 749,814
B Riley Financial, Inc.
8,028 354,998
Brightsphere Investment Group,
Inc. 17,591 339,154
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.3% (continued)
Cohen & Steers, Inc.
5,817 432,203
Cowen, Inc., Class A
3,224 83,792
Donnelley Financial Solutions,
Inc. * 3,815 64,741
Focus Financial Partners, Inc.,
Class A * 14,094 613,089
Hamilton Lane, Inc., Class A
4,688 365,898
Houlihan Lokey, Inc.
11,085 745,245
Moelis & Co., Class A
6,745 315,396
PJT Partners, Inc., Class A
8,414 633,154
StoneX Group, Inc. *
4,013 232,353
Virtus Investment Partners, Inc.
1,794 389,298
5,319,135
Chemicals - 1.0%
American Vanguard Corp.
5,671 88,014
Ferro Corp. *
8,527 124,750
FutureFuel Corp.
14,027 178,143
GCP Applied Technologies, Inc. *
8,230 194,639
Hawkins, Inc.
3,755 196,424
HB Fuller Co.
2,017 104,642
Kraton Corp. *
4,225 117,413
Kronos Worldwide, Inc.
7,404 110,394
Quaker Chemical Corp.
2,780 704,424
Stepan Co.
3,900 465,348
2,284,191
Commercial Services & Supplies - 0.8%
ABM Industries, Inc.
3,663 138,608
Casella Waste Systems, Inc., Class
A * 8,212 508,733
Healthcare Services Group, Inc.
2,829 79,495
McGrath RentCorp
587 39,388
Pitney Bowes, Inc.
23,050 141,988
Tetra Tech, Inc.
7,635 883,980
1,792,192
Communications Equipment - 0.5%
Calix, Inc. *
17,698 526,693
Digi International, Inc. *
7,467 141,126
Inseego Corp. *(a)
21,185 327,732
InterDigital, Inc.
2,418 146,724
Ribbon Communications, Inc. *
10,378 68,080
1,210,355
Construction & Engineering - 1.2%
Ameresco, Inc., Class A *
12,998 679,016
Comfort Systems USA, Inc.
4,702 247,607
Construction Partners, Inc., Class
A * 6,292 183,160
Dycom Industries, Inc. *
5,661 427,519
HC2 Holdings, Inc. *
25,249 82,312
IES Holdings, Inc. *
2,983 137,337
MYR Group, Inc. *
2,152 129,335
Tutor Perini Corp. *
6,879 89,083

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 1.2% (continued)
WillScot Mobile Mini Holdings
Corp. * 35,323 818,434
2,793,803
Construction Materials - 0.2%
Forterra, Inc. * 20,201 347,356
Consumer Finance - 0.5%
Encore Capital Group, Inc. *
6,851 266,847
Green Dot Corp., Class A *
9,711 541,874
PRA Group, Inc. *
9,361 371,257
1,179,978
Containers & Packaging - 0.2%
Greif, Inc., Class A
2,607 122,216
O-I Glass, Inc.
21,335 253,887
376,103
Distributors - 0.0% (b)
Core-Mark Holding Co., Inc. 3,663 107,582
Diversified Consumer Services - 0.4%
American Public Education, Inc. *
3,371 102,748
Aspen Group, Inc. *(a)
13,224 147,183
Carriage Services, Inc.
4,901 153,499
Franchise Group, Inc.
11,957 364,091
Stride, Inc. *
3,603 76,492
Universal Technical Institute, Inc. *
20,355 131,493
975,506
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.
3,673 94,212
Cannae Holdings, Inc. *
12,473 552,180
646,392
Diversified Telecommunication Services - 0.9%
Bandwidth, Inc., Class A *
4,245 652,329
Consolidated Communications
Holdings, Inc. * 30,122 147,297
Iridium Communications, Inc. *
24,108 948,047
Ooma, Inc. *
11,498 165,571
Vonage Holdings Corp. *
18,513 238,355
2,151,599
Electrical Equipment - 3.9%
Allied Motion Technologies, Inc.
2,617 133,729
American Superconductor Corp. *
8,061 188,789
Bloom Energy Corp., Class A *
33,501 960,139
EnerSys
906 75,252
FuelCell Energy, Inc. *(a)
87,523 977,632
Orion Energy Systems, Inc. *
23,241 229,389
Plug Power, Inc. *
92,640 3,141,422
Sunrun, Inc. *
29,325 2,034,568
TPI Composites, Inc. *
7,628 402,606
Vicor Corp. *
8,251 760,907
8,904,433
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 2.2%
Arlo Technologies, Inc. *
27,170 211,654
Badger Meter, Inc.
5,588 525,607
ePlus, Inc. *
1,238 108,882
Fabrinet (Thailand) *
3,523 273,350
FARO Technologies, Inc. *
4,713 332,879
II-VI, Inc. *
19,027 1,445,291
Intellicheck, Inc. *
16,942 193,224
Luna Innovations, Inc. *
18,314 180,942
Methode Electronics, Inc.
2,807 107,452
nLight, Inc. *
9,931 324,247
Novanta, Inc. *
5,676 671,017
PAR Technology Corp. *
4,169 261,772
PC Connection, Inc. *
2,785 131,703
Plexus Corp. *
2,535 198,262
4,966,282
Energy Equipment & Services - 0.1%
Aspen Aerogels, Inc. * 11,310 188,764
Entertainment - 0.2%
Eros STX Global Corp. (United
Arab Emirates) *(a) 43,158 78,547
Glu Mobile, Inc. *
33,410 301,024
LiveXLive Media, Inc. *
36,410 119,425
498,996
Equity Real Estate Investment Trusts (REITs) - 1.7%
Community Healthcare Trust, Inc.
1,980 93,278
Easterly Government Properties,
Inc. 6,196 140,339
EastGroup Properties, Inc.
3,273 451,870
Farmland Partners, Inc.
9,873 85,895
Gladstone Land Corp.
4,770 69,833
Global Medical REIT, Inc.
12,091 157,908
Industrial Logistics Properties Trust
2,993 69,707
Innovative Industrial Properties,
Inc. 4,147 759,440
iStar, Inc.
6,267 93,065
Lexington Realty Trust
7,046 74,829
Monmouth Real Estate Investment
Corp. 3,929 68,050
PotlatchDeltic Corp.
1,519 75,980
QTS Realty Trust, Inc., Class A
8,434 521,896
Safehold, Inc.
8,924 646,901
STAG Industrial, Inc.
4,630 145,012
Terreno Realty Corp.
1,859 108,770
UMH Properties, Inc.
6,101 90,356
Uniti Group, Inc.
19,133 224,430
3,877,559
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings,
Inc. * 21,481 800,812
Natural Grocers by Vitamin
Cottage, Inc. 8,369 114,990
PriceSmart, Inc.
761 69,319

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Food & Staples Retailing - 0.8% (continued)
Rite Aid Corp. *(a)
13,662 216,269
SpartanNash Co.
13,008 226,469
United Natural Foods, Inc. *
13,703 218,837
Weis Markets, Inc.
5,439 260,039
1,906,735
Food Products - 1.5%
B&G Foods, Inc.
13,490 374,078
Darling Ingredients, Inc. *
26,700 1,540,056
Freshpet, Inc. *
7,078 1,005,005
Lancaster Colony Corp.
1,697 311,790
Landec Corp. *
4,354 47,241
Seneca Foods Corp., Class A *
3,175 126,682
3,404,852
Health Care Equipment & Supplies - 3.2%
Alphatec Holdings, Inc. *
27,817 403,903
Apyx Medical Corp. *
473 3,406
Aspira Women's Health, Inc. *(a)
61,385 411,893
AtriCure, Inc. *
6,071 337,973
Avanos Medical, Inc. *
1,463 67,122
Bellerophon Therapeutics, Inc. *
4,937 32,930
BioLife Solutions, Inc. *
1,806 72,041
Cerus Corp. *
15,495 107,225
Co-Diagnostics, Inc. *(a)
11,547 107,387
CryoPort, Inc. *(a)
8,668 380,352
CytoSorbents Corp. *
18,280 145,692
Electromed, Inc. *
8,502 83,405
GenMark Diagnostics, Inc. *
21,714 317,024
Heska Corp. *
1,971 287,076
Invacare Corp.
12,707 113,728
iRadimed Corp. *
2,008 45,782
iRhythm Technologies, Inc. *
4,495 1,066,259
Meridian Bioscience, Inc. *
9,611 179,630
Merit Medical Systems, Inc. *
7,599 421,821
Mesa Laboratories, Inc.
317 90,865
Nevro Corp. *
5,664 980,438
OraSure Technologies, Inc. *
9,303 98,472
OrthoPediatrics Corp. *
3,112 128,370
PAVmed, Inc. *
68,725 145,697
Repro-Med Systems, Inc. *
14,131 85,069
Retractable Technologies, Inc. *(a)
23,061 247,675
STAAR Surgical Co. *
8,184 648,336
Stereotaxis, Inc. *
16,358 83,262
Zynex, Inc. *(a)
11,080 149,137
7,241,970
Health Care Providers & Services - 2.5%
Addus HomeCare Corp. *
3,601 421,641
Community Health Systems, Inc. *
42,406 315,077
Ensign Group, Inc. (The)
8,286 604,215
Fulgent Genetics, Inc. *(a)
6,406 333,753
InfuSystem Holdings, Inc. *
7,140 134,089
LHC Group, Inc. *
4,763 1,016,043
Magellan Health, Inc. *
1,047 86,733
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2.5% (continued)
MedCath Corp. (3)*(c)
10,300 –
Ontrak, Inc. *(a)
4,467 276,016
Owens & Minor, Inc.
15,251 412,540
Patterson Cos., Inc.
18,762 555,918
Providence Service Corp. (The) *
3,015 417,969
R1 RCM, Inc. *
19,079 458,278
Select Medical Holdings Corp. *
22,238 615,103
Sharps Compliance Corp. *
9,970 94,216
Viemed Healthcare, Inc. *
10,975 85,166
5,826,757
Health Care Technology - 1.4%
Allscripts Healthcare Solutions,
Inc. * 8,740 126,206
Evolent Health, Inc., Class A *
22,022 353,013
iCAD, Inc. *
16,797 221,720
Inovalon Holdings, Inc., Class A *
19,628 356,641
Inspire Medical Systems, Inc. *
5,456 1,026,219
NantHealth, Inc. *(a)
26,911 86,922
Omnicell, Inc. *
2,474 296,929
OptimizeRx Corp. *
2,808 87,497
Simulations Plus, Inc.
4,976 357,874
Vocera Communications, Inc. *
4,971 206,446
3,119,467
Hotels, Restaurants & Leisure - 4.2%
Bally's Corp. *
1,362 68,413
Boyd Gaming Corp. *
12,748 547,144
Brinker International, Inc.
6,188 350,055
Caesars Entertainment, Inc. *
31,544 2,342,773
Churchill Downs, Inc.
6,081 1,184,518
El Pollo Loco Holdings, Inc. *
13,950 252,495
Noodles & Co. *
12,678 100,156
Papa John's International, Inc.
5,746 487,548
Penn National Gaming, Inc. *
26,454 2,284,832
Scientific Games Corp. *
8,446 350,425
Texas Roadhouse, Inc.
11,431 893,447
Wingstop, Inc.
5,126 679,452
9,541,258
Household Durables - 3.2%
Century Communities, Inc. *
7,106 311,101
GoPro, Inc., Class A *
23,204 192,129
Green Brick Partners, Inc. *
10,812 248,244
Helen of Troy Ltd. *
4,186 930,087
Installed Building Products, Inc. *
5,501 560,717
iRobot Corp. *(a)
4,660 374,151
KB Home
6,862 230,014
LGI Homes, Inc. *
3,946 417,684
Lovesac Co. (The) *
5,834 251,387
M/I Homes, Inc. *
7,011 310,517
MDC Holdings, Inc.
1,553 75,476
Meritage Homes Corp. *
6,635 549,511
Purple Innovation, Inc. *
14,572 480,002
Sonos, Inc. *
13,552 316,981

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Household Durables - 3.2% (continued)
TopBuild Corp. *
5,529 1,017,778
TRI Pointe Group, Inc. *
21,342 368,150
Tupperware Brands Corp. *
12,944 419,256
Turtle Beach Corp. *
5,567 119,969
VOXX International Corp. *
10,704 136,583
7,309,737
Household Products - 0.2%
Central Garden & Pet Co., Class
A * 9,582 348,114
WD-40 Co.
583 154,892
503,006
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc., Class C 29,084 928,652
Insurance - 1.6%
American Equity Investment Life
Holding Co. 11,690 323,345
AMERISAFE, Inc.
1,692 97,172
CNO Financial Group, Inc.
21,407 475,878
Goosehead Insurance, Inc., Class
A 7,012 874,817
HCI Group, Inc.
2,690 140,687
Kinsale Capital Group, Inc.
4,032 806,924
Stewart Information Services Corp.
2,946 142,469
Trupanion, Inc. *
7,612 911,232
3,772,524
Interactive Media & Services - 0.2%
EverQuote, Inc., Class A *
4,400 164,340
QuinStreet, Inc. *
6,067 130,077
TrueCar, Inc. *
23,255 97,671
392,088
Internet & Direct Marketing Retail - 1.5%
1-800-Flowers.com, Inc., Class A *
14,113 366,938
CarParts.com, Inc. *(a)
22,434 277,957
Duluth Holdings, Inc., Class B *(a)
9,838 103,889
Lands' End, Inc. *
7,081 152,737
Liquidity Services, Inc. *
5,160 82,096
Magnite, Inc. *
13,922 427,545
PetMed Express, Inc. (a)
4,597 147,380
Shutterstock, Inc.
7,290 522,693
Stamps.com, Inc. *
3,297 646,838
Stitch Fix, Inc., Class A *
14,011 822,726
3,550,799
IT Services - 1.3%
EVERTEC, Inc.
6,515 256,170
ExlService Holdings, Inc. *
1,417 120,629
I3 Verticals, Inc., Class A *
6,748 224,034
LiveRamp Holdings, Inc. *
10,232 748,880
MoneyGram International, Inc. *
16,330 89,243
Perficient, Inc. *
2,582 123,032
PFSweb, Inc. *
14,760 99,335
INVESTMENTS SHARES VALUE ($)
IT Services - 1.3% (continued)
Sykes Enterprises, Inc. *
5,613 211,442
TTEC Holdings, Inc.
9,731 709,682
Unisys Corp. *
18,886 371,676
2,954,123
Leisure Products - 1.1%
Acushnet Holdings Corp.
14,452 585,884
Johnson Outdoors, Inc., Class A
1,132 127,497
Malibu Boats, Inc., Class A *
5,657 353,223
MasterCraft Boat Holdings, Inc. *
7,429 184,536
Nautilus, Inc. *
12,360 224,210
Smith & Wesson Brands, Inc.
14,317 254,127
Sturm Ruger & Co., Inc.
4,684 304,788
Vista Outdoor, Inc. *
16,018 380,588
2,414,853
Life Sciences Tools & Services - 1.8%
Fluidigm Corp. *
23,129 138,774
Luminex Corp.
4,999 115,577
Medpace Holdings, Inc. *
6,245 869,304
NanoString Technologies, Inc. *
10,339 691,472
NeoGenomics, Inc. *
20,018 1,077,769
Pacific Biosciences of California,
Inc. * 37,908 983,334
Quanterix Corp. *
6,323 294,019
4,170,249
Machinery - 3.0%
Alamo Group, Inc.
1,258 173,541
Altra Industrial Motion Corp.
12,084 669,816
Astec Industries, Inc.
5,945 344,097
Chart Industries, Inc. *
6,459 760,806
Columbus McKinnon Corp.
1,872 71,960
ESCO Technologies, Inc.
2,353 242,877
Evoqua Water Technologies Corp.
* 22,017 594,019
Franklin Electric Co., Inc.
8,112 561,431
Greenbrier Cos., Inc. (The)
5,342 194,342
Kadant, Inc.
1,033 145,632
Lindsay Corp.
2,492 320,122
Meritor, Inc. *
6,768 188,895
Mueller Industries, Inc.
4,559 160,066
Mueller Water Products, Inc., Class
A 5,942 73,562
Omega Flex, Inc.
1,933 282,218
Proto Labs, Inc. *
3,999 613,447
Rexnord Corp.
18,673 737,397
Shyft Group, Inc. (The)
13,724 389,487
SPX Corp. *
4,814 262,555
SPX FLOW, Inc. *
1,674 97,025
6,883,295
Marine - 0.0% (b)
Matson, Inc. 2,044 116,447

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Media - 0.6%
Cardlytics, Inc. *
5,699 813,646
TechTarget, Inc. *
8,432 498,415
Tribune Publishing Co.
10,081 138,110
1,450,171
Metals & Mining - 1.2%
Caledonia Mining Corp. plc (South
Africa) 7,179 114,003
Century Aluminum Co. *
24,145 266,319
Cleveland-Cliffs, Inc.
12,918 188,086
Commercial Metals Co.
15,240 313,030
Compass Minerals International,
Inc. 4,528 279,468
Hecla Mining Co.
103,778 672,481
Novagold Resources, Inc.
(Canada) * 52,254 505,296
Worthington Industries, Inc.
8,678 445,529
2,784,212
Multiline Retail - 0.1%
Big Lots, Inc. 7,372 316,480
Oil, Gas & Consumable Fuels - 1.0%
Antero Resources Corp. *(a)
55,256 301,145
Clean Energy Fuels Corp. *
8,579 67,431
CNX Resources Corp. *
36,669 396,025
Green Plains, Inc. *
9,545 125,708
Overseas Shipholding Group, Inc.,
Class A * 42,594 91,151
Range Resources Corp. *
48,661 326,029
Renewable Energy Group, Inc. *
8,803 623,428
Southwestern Energy Co. *
90,510 269,720
2,200,637
Paper & Forest Products - 0.6%
Boise Cascade Co.
9,155 437,609
Clearwater Paper Corp. *
5,837 220,347
Glatfelter Corp.
4,096 67,093
Louisiana-Pacific Corp.
17,284 642,446
1,367,495
Personal Products - 0.6%
elf Beauty, Inc. *
14,150 356,439
Lifevantage Corp. *
3,141 29,274
Medifast, Inc.
1,898 372,653
USANA Health Sciences, Inc. *
3,302 254,584
Veru, Inc. *(a)
29,390 254,224
1,267,174
Pharmaceuticals - 1.8%
Agile Therapeutics, Inc. *(a)
44,049 126,421
Aquestive Therapeutics, Inc. *
15,188 81,256
Axsome Therapeutics, Inc. *
5,005 407,757
Cassava Sciences, Inc. *
20,175 137,594
Collegium Pharmaceutical, Inc. *
9,837 197,035
Corcept Therapeutics, Inc. *
17,194 449,795
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 1.8% (continued)
Cymabay Therapeutics, Inc. *
12,532 71,934
Durect Corp. *
23,164 47,950
Intra-Cellular Therapies, Inc. *
18,213 579,173
Kala Pharmaceuticals, Inc. *(a)
18,207 123,443
Liquidia Technologies, Inc. *
25,264 74,529
Marinus Pharmaceuticals, Inc. *(a)
11,759 143,460
Ocular Therapeutix, Inc. *
19,551 404,706
Pacira BioSciences, Inc. *
6,757 404,339
Paratek Pharmaceuticals, Inc. *
25,977 162,616
Provention Bio, Inc. *
15,211 257,674
Relmada Therapeutics, Inc. *
3,190 102,303
Revance Therapeutics, Inc. *
14,927 423,031
4,195,016
Professional Services - 1.1%
Acacia Research Corp. *
7,320 28,841
ASGN, Inc. *
8,431 704,241
CBIZ, Inc. *
749 19,931
CRA International, Inc.
2,402 122,334
Exponent, Inc.
7,796 701,874
Mastech Digital, Inc. *
4,485 71,311
Red Violet, Inc. *
7,126 186,060
TriNet Group, Inc. *
8,693 700,656
2,535,248
Real Estate Management & Development - 1.5%
eXp World Holdings, Inc. *
15,213 960,245
Realogy Holdings Corp. *
25,756 337,919
Redfin Corp. *
22,453 1,540,949
St Joe Co. (The)
13,594 577,065
3,416,178
Road & Rail - 0.9%
Avis Budget Group, Inc. *
4,231 157,816
Covenant Logistics Group, Inc. *
5,720 84,713
Daseke, Inc. *
28,192 163,796
Marten Transport Ltd.
19,897 342,825
Saia, Inc. *
4,856 877,965
US Xpress Enterprises, Inc., Class
A * 21,447 146,698
Werner Enterprises, Inc.
9,547 374,433
2,148,246
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Energy Industries, Inc. *
5,279 511,905
Alpha & Omega Semiconductor
Ltd. * 7,615 180,019
Amkor Technology, Inc.
39,231 591,603
Atomera, Inc. *
14,139 227,497
Axcelis Technologies, Inc. *
6,411 186,688
AXT, Inc. *
17,013 162,814
Brooks Automation, Inc.
12,998 881,914
CEVA, Inc. *
6,853 311,812
CMC Materials, Inc.
1,236 187,007
Cohu, Inc.
6,570 250,843

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4.6% (continued)
CyberOptics Corp. *
5,512 125,067
Diodes, Inc. *
8,799 620,330
FormFactor, Inc. *
15,153 651,882
Lattice Semiconductor Corp. *
24,092 1,103,895
MACOM Technology Solutions
Holdings, Inc. * 14,962 823,508
MaxLinear, Inc. *
2,621 100,096
PDF Solutions, Inc. *
13,550 292,680
Power Integrations, Inc.
9,329 763,672
Rambus, Inc. *
8,373 146,193
Semtech Corp. *
7,224 520,778
SunPower Corp. *(a)
34,902 894,887
Synaptics, Inc. *
6,048 583,027
Ultra Clean Holdings, Inc. *
11,092 345,516
Veeco Instruments, Inc. *
9,028 156,726
10,620,359
Software - 7.5%
A10 Networks, Inc. *
17,600 173,536
Agilysys, Inc. *
1,634 62,713
Alarm.com Holdings, Inc. *
8,770 907,256
Altair Engineering, Inc., Class A *
7,723 449,324
Appfolio, Inc., Class A *
5,900 1,062,236
Appian Corp. *(a)
12,953 2,099,552
Avaya Holdings Corp. *
18,673 357,588
Blackline, Inc. *
10,507 1,401,424
Bottomline Technologies DE, Inc. *
5,535 291,916
ChannelAdvisor Corp. *
11,985 191,520
Cloudera, Inc. *
26,637 370,521
Digital Turbine, Inc. *
19,586 1,107,784
Domo, Inc., Class B *
8,291 528,717
eGain Corp. *
14,213 167,855
Envestnet, Inc. *
6,717 552,742
LivePerson, Inc. *
11,649 724,917
MicroStrategy, Inc., Class A *
533 207,097
Model N, Inc. *
5,623 200,629
OneSpan, Inc. *
8,179 169,142
Progress Software Corp.
2,195 99,192
Q2 Holdings, Inc. *
7,622 964,412
Sailpoint Technologies Holdings,
Inc. * 17,225 917,059
Sapiens International Corp. NV
(Israel) 8,223 251,706
SecureWorks Corp., Class A *
5,527 78,594
SPS Commerce, Inc. *
7,923 860,358
Tenable Holdings, Inc. *
17,487 913,871
Varonis Systems, Inc. *
6,318 1,033,688
Veritone, Inc. *
16,456 468,173
Workiva, Inc. *
6,826 625,398
17,238,920
Specialty Retail - 4.0%
American Eagle Outfitters, Inc.
3,405 68,338
America's Car-Mart, Inc. *
1,100 120,824
Asbury Automotive Group, Inc. *
495 72,141
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 4.0% (continued)
At Home Group, Inc. *
14,951 231,142
Bed Bath & Beyond, Inc.
16,641 295,544
Buckle, Inc. (The)
5,833 170,324
Camping World Holdings, Inc.,
Class A 17,550 457,178
Citi Trends, Inc.
5,376 267,080
Container Store Group, Inc. (The) *
8,570 81,758
GameStop Corp., Class A *(a)
14,758 278,041
Hibbett Sports, Inc. *
5,912 273,016
Lithia Motors, Inc., Class A
4,272 1,250,286
Lumber Liquidators Holdings, Inc. *
9,849 302,758
MarineMax, Inc. *
7,342 257,190
Michaels Cos., Inc. (The) *
5,719 74,404
Murphy USA, Inc.
4,513 590,616
National Vision Holdings, Inc. *
14,543 658,653
ODP Corp. (The) *
6,788 198,888
Rent-A-Center, Inc.
10,196 390,405
RH *
3,236 1,448,175
Shoe Carnival, Inc.
3,482 136,425
Signet Jewelers Ltd.
11,958 326,095
Sleep Number Corp. *
6,058 495,908
Sonic Automotive, Inc., Class A
9,676 373,203
Sportsman's Warehouse Holdings,
Inc. * 14,738 258,652
Zumiez, Inc. *
3,320 122,110
9,199,154
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. *
10,495 166,556
Eastman Kodak Co. *(a)
22,376 182,141
Quantum Corp. *
8,626 52,791
Super Micro Computer, Inc. *
10,872 344,207
745,695
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. *
11,877 744,213
Deckers Outdoor Corp. *
4,547 1,303,989
Fossil Group, Inc. *
7,217 62,571
Lakeland Industries, Inc. *
7,418 202,140
Superior Group of Cos., Inc.
4,261 99,026
2,411,939
Thrifts & Mortgage Finance - 1.0%
HomeStreet, Inc.
4,136 139,590
Mr Cooper Group, Inc. *
20,839 646,634
PennyMac Financial Services, Inc.
12,427 815,460
Walker & Dunlop, Inc.
4,861 447,309
Waterstone Financial, Inc.
9,544 179,618
2,228,611
Tobacco - 0.1%
Turning Point Brands, Inc. 7,502 334,289

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies,
Inc. 3,160 246,448
Lawson Products, Inc. *
1,361 69,289
Rush Enterprises, Inc., Class A
8,826 365,573
SiteOne Landscape Supply, Inc. *
7,801 1,237,473
Systemax, Inc.
7,714 276,855
Textainer Group Holdings Ltd.
(China) * 12,460 238,983
Triton International Ltd.
11,892 576,881
WESCO International, Inc. *
1,022 80,227
3,091,729
Water Utilities - 0.1%
Cadiz, Inc. *(a)
8,618 91,782
York Water Co. (The)
1,265 58,949
150,731
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications
Co. 8,009 346,389
TOTAL COMMON STOCKS
(Cost $142,429,578) 219,921,313
SHORT-TERM INVESTMENTS - 4.1%
INVESTMENT COMPANIES - 4.1%
Limited Purpose Cash Investment
Fund, 0.03% (d)
(Cost $9,477,099) 9,480,892 9,477,099
SECURITIES LENDING COLLATERAL - 5.0%
Investment Companies - 5.0%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (d)(e) 3,615,528 3,615,528
Limited Purpose Cash Investment
Fund 0.03% (d)(e) 7,792,488 7,789,371
TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,408,016) 11,404,899
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 104.9%
(Cost $163,314,693) 240,803,311
LIABILITIES IN EXCESS OF OTHER
ASSETS - (4.9)% (f) (11,319,312)
NET ASSETS - 100.0% 229,483,999
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,839,243 2.1%
Consumer Discretionary 39,877,331 17.4
Consumer Staples 9,373,233 4.1
Energy 2,389,401 1.0
Financials 15,098,972 6.6
Health Care 59,290,211 25.8
Industrials 35,784,712 15.6
Information Technology 37,735,734 16.4
Materials 7,159,356 3.1
Real Estate 7,293,737 3.2
Utilities 1,079,383 0.5
Short-Term Investments 9,477,099 4.1
Securities Lending Collateral 11,404,899 5.0
Total Investments In Securities
At Value 240,803,311 104.9
Liabilities in Excess of Other
Assets (f ) (11,319,312) (4.9)
Net Assets
$ 229,483,999 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2020. The total value of securities on loan at December 31,
2020 was $11,014,815.
(b) Represents less than 0.05% of net assets.
(c) Security fair valued as of December 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2020 amounted to $0, which
represents approximately 0.00% of net assets of the fund.
(d) Represents 7-day effective yield as of December 31, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 87 3/2021 USD $ 8,590,380 $ (118,396)
$ (118,396)

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.2%
Australia - 5.5%
Afterpay Ltd. * 21,125 1,920,383
AusNet Services 141,964 192,402
BHP Group plc 61,253 1,617,347
Coles Group Ltd. 77,730 1,085,999
CSL Ltd. 21,751 4,752,432
Evolution Mining Ltd. 171,985 661,861
Fortescue Metals Group Ltd. 179,186 3,236,529
Goodman Group, REIT 137,218 2,005,780
Macquarie Group Ltd. 13,825 1,475,672
Magellan Financial Group Ltd. 13,377 554,054
Northern Star Resources Ltd. 61,531 601,403
REA Group Ltd. 6,482 742,496
Rio Tinto plc 50,364 3,791,053
Sonic Healthcare Ltd. 8,363 207,209
Wesfarmers Ltd. 67,085 2,607,401
25,452,021
—
Belgium - 0.4%
Elia Group SA/NV 2,663 317,857
Sofina SA 1,469 496,928
UCB SA 10,679 1,103,112
1,917,897
—
Brazil - 0.3%
Wheaton Precious Metals Corp. (1) 32,307 1,349,235
Yara International ASA 3,393 140,760
1,489,995
—
Canada - 10.3%
Agnico Eagle Mines Ltd. (1) 17,516 1,232,821
Algonquin Power & Utilities Corp.
(1) 37,913 623,990
Alimentation Couche-Tard, Inc.,
Class B (1) 42,644 1,453,293
B2Gold Corp. (1) 105,571 591,344
Bank of Montreal (1) 13,679 1,040,030
Barrick Gold Corp. (1) 90,854 2,069,892
Cameco Corp. (1) 13,290 178,014
Canadian Imperial Bank of
Commerce (1) 13,136 1,121,962
Canadian National Railway Co. (1) 38,823 4,268,121
Canadian Pacific Railway Ltd. (1) 10,623 3,684,793
Canadian Tire Corp. Ltd., Class A
(1) 3,283 431,569
Canopy Growth Corp. (1)* 5,121 126,003
Constellation Software, Inc. (1) 1,472 1,911,461
Dollarama, Inc. (1) 3,644 148,520
Empire Co. Ltd., Class A (1) 5,022 137,258
Fortis, Inc. (1) 8,645 353,162
Franco-Nevada Corp. (1) 13,194 1,654,303
Hydro One Ltd. (1)(a) 39,604 891,393
Intact Financial Corp. (1) 13,859 1,641,000
International Petroleum Corp. * 14,226 31,184
Kinross Gold Corp. (1) 120,061 880,957
Magna International, Inc. (1) 16,802 1,189,432
Metro, Inc. (1) 18,205 812,353
National Bank of Canada (1) 35,476 1,996,622
Open Text Corp. (1) 10,158 461,575
Pan American Silver Corp. (1) 28,187 972,118
INVESTMENTS SHARES VALUE ($)
Canada - 10.3% (continued)
Quebecor, Inc., Class B (1) 17,465 449,488
Ritchie Bros Auctioneers, Inc. (1) 10,470 727,776
Royal Bank of Canada (1) 24,710 2,030,339
Shopify, Inc., Class A (1)* 7,138 8,060,014
SSR Mining, Inc. (1)* 15,618 313,612
Sun Life Financial, Inc. (1) 38,850 1,727,481
Thomson Reuters Corp. (1) 31,182 2,552,079
TMX Group Ltd. (1) 3,840 383,547
Topicus.com, Inc. * 2,737 10,347
WSP Global, Inc. (1) 10,798 1,022,964
Yamana Gold, Inc. (1) 113,934 650,719
47,831,536
—
Chile - 0.3%
Antofagasta plc 35,465 695,793
Lundin Mining Corp. (1) 55,705 494,514
1,190,307
—
China - 0.7%
Prosus NV * 18,799 2,029,892
Wilmar International Ltd. 284,300 1,000,971
3,030,863
—
Denmark - 4.4%
Ambu A/S, Class B 23,822 1,023,379
AP Moller - Maersk A/S, Class B 664 1,477,568
Coloplast A/S, Class B 8,292 1,268,086
Danske Bank A/S * 17,377 287,197
DSV Panalpina A/S 13,976 2,348,832
Genmab A/S * 4,354 1,765,521
GN Store Nord A/S 5,001 398,651
Novo Nordisk A/S, Class B 53,344 3,721,232
Novozymes A/S, Class B 14,937 850,811
Orsted A/S (a) 13,994 2,863,247
Pandora A/S 9,161 1,025,279
Vestas Wind Systems A/S 13,765 3,251,698
20,281,501
—
Finland - 2.1%
Elisa OYJ 2,581 141,489
Kone OYJ, Class B 29,838 2,431,204
Neste OYJ 32,107 2,331,088
Nokia OYJ * 55,313 213,637
Nordea Bank Abp 264,577 2,168,312
Orion OYJ, Class B 2,143 98,439
Stora Enso OYJ, Class R 46,212 884,854
UPM- Kymmene OYJ 45,225 1,686,515
9,955,538
—
France - 6.1%
Adevinta ASA * 21,362 359,096
Air Liquide SA 11,920 1,954,247
Alstom SA * 9,203 524,195
BioMerieux 5,532 778,600
Bouygues SA 5,122 210,658
Dassault Systemes SE 3,998 810,873
Electricite de France SA 8,516 134,760
Hermes International 3,240 3,483,902
Iliad SA 4,224 867,037
Kering SA 1,740 1,262,777

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 6.1% (continued)
Legrand SA 2,988 267,296
L'Oreal SA 5,953 2,271,380
LVMH Moet Hennessy Louis
Vuitton SE 8,093 5,066,229
Sanofi 49,686 4,815,717
Sartorius Stedim Biotech 4,255 1,513,693
Schneider Electric SE 19,529 2,822,476
Teleperformance 1,125 373,479
Ubisoft Entertainment SA * 3,711 357,624
Worldline SA *(a) 6,697 650,601
28,524,640
—
Germany - 8.8%
Brenntag AG 12,871 1,000,869
Covestro AG (a) 5,323 327,968
Daimler AG (Registered) 33,540 2,377,292
Delivery Hero SE *(a) 13,863 2,168,021
Deutsche Bank AG (Registered) * 153,008 1,682,933
Deutsche Post AG (Registered) 61,987 3,070,574
Deutsche Telekom AG (Registered) 97,655 1,782,458
Deutsche Wohnen SE 17,323 924,265
E.ON SE 97,476 1,079,375
Evonik Industries AG 15,476 505,826
Fresenius Medical Care AG & Co.
KGaA 9,993 833,290
GEA Group AG 15,178 542,874
Infineon Technologies AG 80,940 3,090,987
Just Eat Takeaway.com NV *(a)(b) 6,351 716,094
KION Group AG 8,029 696,292
Knorr- Bremse AG 3,051 416,260
LEG Immobilien AG 3,151 488,861
Merck KGaA 10,852 1,861,275
Nemetschek SE 7,657 569,056
Puma SE * 11,218 1,262,327
RWE AG 40,819 1,726,940
Scout24 AG (a) 6,471 528,770
Siemens AG (Registered) 44,569 6,420,008
Siemens Energy AG * 19,255 705,686
Symrise AG 9,258 1,230,790
TeamViewer AG *(a) 7,073 379,943
United Internet AG (Registered) 10,956 461,194
Vonovia SE 31,345 2,289,253
Zalando SE *(a) 16,121 1,793,163
40,932,644
—
Hong Kong - 2.5%
AIA Group Ltd. 515,400 6,280,727
Hang Lung Properties Ltd. 73,000 192,374
Hong Kong Exchanges & Clearing
Ltd. 66,300 3,636,670
PCCW Ltd. 323,000 194,510
Techtronic Industries Co. Ltd. 100,500 1,436,489
11,740,770
—
Italy - 2.8%
DiaSorin SpA 5,067 1,057,943
Enel SpA 461,535 4,695,996
Ferrari NV 10,880 2,523,523
FinecoBank Banca Fineco SpA * 31,262 515,574
INVESTMENTS SHARES VALUE ($)
Italy - 2.8% (continued)
Infrastrutture Wireless Italiane SpA
(a) 73,644 892,748
Nexi SpA *(a) 52,212 1,038,972
Prysmian SpA 9,142 325,388
Recordati Industria Chimica e
Farmaceutica SpA 15,986 888,963
Terna Rete Elettrica Nazionale SpA 154,257 1,185,339
13,124,446
—
Japan - 26.1%
Advantest Corp. 5,700 426,940
Aeon Co. Ltd. 40,200 1,318,816
Asahi Intecc Co. Ltd. 21,000 767,032
Bandai Namco Holdings, Inc. 9,700 840,027
Chugai Pharmaceutical Co. Ltd. 43,300 2,310,278
Cosmos Pharmaceutical Corp. 4,900 791,241
CyberAgent , Inc. 4,000 275,939
Daifuku Co. Ltd. 9,200 1,138,459
Daiichi Sankyo Co. Ltd. 100,800 3,454,436
Daikin Industries Ltd. 13,800 3,070,047
Denso Corp. 7,000 416,645
Disco Corp. 3,400 1,145,912
Eisai Co. Ltd. 15,100 1,079,849
FANUC Corp. 4,600 1,135,506
Fast Retailing Co. Ltd. 1,700 1,524,356
FUJIFILM Holdings Corp. 4,000 211,008
Fujitsu Ltd. 14,700 2,124,671
GLP J-REIT, REIT * 153 241,436
GMO Payment Gateway, Inc. 5,500 739,109
Hamamatsu Photonics KK 9,300 532,089
Hikari Tsushin, Inc. 200 46,927
Hitachi Construction Machinery Co.
Ltd. 7,800 221,781
Hitachi Metals Ltd. 20,100 305,599
Hoshizaki Corp. 3,300 303,020
Hoya Corp. 22,500 3,116,133
Ito En Ltd. 7,500 474,915
ITOCHU Corp. 82,300 2,366,958
Itochu Techno-Solutions Corp. 18,300 653,457
JSR Corp. 13,100 365,262
Kakaku.com, Inc. 18,700 511,882
KDDI Corp. 26,600 788,697
Keyence Corp. 9,960 5,602,670
Kikkoman Corp. 4,700 327,106
Kobayashi Pharmaceutical Co. Ltd. 5,700 696,690
Kobe Bussan Co. Ltd. 26,800 823,430
Kubota Corp. 44,700 976,589
Kurita Water Industries Ltd. 6,600 252,283
Kyowa Kirin Co. Ltd. 30,300 827,434
Lasertec Corp. 9,300 1,091,568
M3, Inc. 28,100 2,654,532
Makita Corp. 10,300 516,618
Mercari , Inc. * 11,900 527,513
MINEBEA MITSUMI, Inc. 15,100 300,411
Mitsubishi Gas Chemical Co., Inc. 13,500 310,438
Miura Co. Ltd. 12,000 669,938
MonotaRO Co. Ltd. 18,900 959,909
Murata Manufacturing Co. Ltd. 32,200 2,915,051
Nabtesco Corp. 6,900 302,860
Nexon Co. Ltd. 50,800 1,567,429

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 26.1% (continued)
Nidec Corp. 27,100 3,428,366
Nihon M&A Center, Inc. 14,000 936,225
Nintendo Co. Ltd. 6,200 3,980,037
Nippon Paint Holdings Co. Ltd. 15,600 1,714,166
Nippon Prologis REIT, Inc., REIT * 172 537,338
Nippon Yusen KK 5,900 137,652
Nissan Chemical Corp. 8,300 520,448
Nissin Foods Holdings Co. Ltd. 8,500 728,582
Nitori Holdings Co. Ltd. 7,200 1,505,531
Nitto Denko Corp. 8,300 743,514
Nomura Holdings, Inc. 193,100 1,020,934
Nomura Research Institute Ltd. 38,500 1,377,281
Obic Co. Ltd. 6,500 1,306,356
Olympus Corp. 95,600 2,093,056
Omron Corp. 13,400 1,196,236
Ono Pharmaceutical Co. Ltd. 38,100 1,148,136
Oracle Corp. Japan 6,400 834,269
Otsuka Corp. 9,300 490,548
Otsuka Holdings Co. Ltd. 4,800 205,663
Pan Pacific International Holdings
Corp. 42,600 984,218
Panasonic Corp. 88,400 1,030,499
Recruit Holdings Co. Ltd. 46,000 1,932,136
Renesas Electronics Corp. * 59,800 625,926
Rinnai Corp. 3,000 348,726
Santen Pharmaceutical Co. Ltd. 27,800 451,507
SG Holdings Co. Ltd. 29,000 790,722
Shimadzu Corp. 14,000 544,179
Shimano, Inc. 3,200 749,052
Shin-Etsu Chemical Co. Ltd. 21,100 3,703,385
SMC Corp. 3,400 2,076,508
SoftBank Group Corp. 67,200 5,217,078
Sohgo Security Services Co. Ltd. 400 20,750
Sony Corp. 64,700 6,519,696
Square Enix Holdings Co. Ltd. 11,900 721,505
SUMCO Corp. 31,100 682,904
Sumitomo Metal Mining Co. Ltd. 3,000 133,443
Sundrug Co. Ltd. 13,600 543,550
Suzuki Motor Corp. 12,600 584,080
Sysmex Corp. 9,700 1,167,168
Takeda Pharmaceutical Co. Ltd. 42,400 1,534,429
TDK Corp. 8,200 1,237,245
Terumo Corp. 31,200 1,305,604
Toho Gas Co. Ltd. 9,200 609,504
Tokyo Century Corp. 3,700 293,628
Tokyo Electron Ltd. 8,500 3,175,284
Tosoh Corp. 13,400 209,364
TOTO Ltd. 2,300 138,433
Toyo Suisan Kaisha Ltd. 9,600 467,203
Toyoda Gosei Co. Ltd. 7,500 217,607
Trend Micro, Inc. 4,400 253,322
Tsuruha Holdings, Inc. 5,300 753,680
Unicharm Corp. 29,000 1,375,354
Welcia Holdings Co. Ltd. 16,100 607,331
Yamada Holdings Co. Ltd. 39,500 209,864
Yamato Holdings Co. Ltd. 8,800 224,688
Yaskawa Electric Corp. 6,600 329,045
Z Holdings Corp. 246,700 1,492,840
121,186,691
—
INVESTMENTS SHARES VALUE ($)
Jordan - 0.1%
Hikma Pharmaceuticals plc 8,384 288,163
Luxembourg - 0.3%
ArcelorMittal SA * 20,481 468,400
Eurofins Scientific SE * 12,400 1,039,638
1,508,038
—
Macau - 0.2%
Galaxy Entertainment Group Ltd. 78,000 607,194
SJM Holdings Ltd. 194,000 217,509
824,703
—
Netherlands - 4.6%
Adyen NV *(a) 1,476 3,429,548
Akzo Nobel NV 2,635 282,827
Argenx SE * 904 266,392
ASML Holding NV 21,138 10,234,537
Koninklijke Ahold Delhaize NV 21,844 616,248
Koninklijke DSM NV 13,395 2,303,554
Koninklijke Philips NV * 15,736 847,660
NN Group NV 27,989 1,209,971
Randstad NV * 2,316 149,921
Wolters Kluwer NV 25,073 2,115,338
21,455,996
—
Norway - 0.3%
DNB ASA 27,695 542,700
Gjensidige Forsikring ASA 16,012 357,378
Norsk Hydro ASA 28,352 131,952
Schibsted ASA, Class B * 9,135 339,097
1,371,127
—
Portugal - 0.2%
EDP - Energias de Portugal SA 114,329 717,587
Singapore - 0.5%
Ascendas , REIT 292,000 659,178
DBS Group Holdings Ltd. 11,000 208,458
Mapletree Logistics Trust, REIT 382,785 582,586
Singapore Exchange Ltd. 58,300 409,499
Venture Corp. Ltd. 22,000 323,484
2,183,205
—
South Africa - 0.3%
Anglo American plc 45,092 1,489,038
Spain - 1.4%
Cellnex Telecom SA (a) 24,619 1,478,444
Endesa SA 19,574 536,894
Iberdrola SA 305,494 4,390,039
6,405,377
—
Sweden - 6.0%
Atlas Copco AB, Class A 64,362 3,307,977
Boliden AB 17,545 622,450
Epiroc AB, Class A 65,913 1,197,951
EQT AB 23,151 587,657
Evolution Gaming Group AB (a) 16,736 1,682,546
Hexagon AB, Class B 14,207 1,302,527
Husqvarna AB, Class B 10,194 132,297
Industrivarden AB, Class C * 16,099 520,356
Investment AB Latour , Class B 36,700 888,974

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Sweden - 6.0% (continued)
Investor AB, Class B 36,449 2,652,880
Kinnevik AB, Class B * 22,294 1,119,975
L E Lundbergforetagen AB, Class
B * 13,616 730,482
Nibe Industrier AB, Class B 43,874 1,438,795
Sandvik AB * 63,290 1,560,957
Skandinaviska Enskilda Banken
AB, Class A * 67,061 690,560
Skanska AB, Class B 32,463 827,288
SKF AB, Class B 44,832 1,166,496
Svenska Cellulosa AB SCA, Class
B * 65,556 1,146,190
Swedbank AB, Class A * 63,345 1,111,096
Swedish Match AB 11,312 880,309
Telefonaktiebolaget LM Ericsson,
Class B 134,710 1,602,437
Volvo AB, Class B * 121,800 2,883,384
28,053,584
—
Switzerland - 5.1%
ABB Ltd. (Registered) 95,136 2,668,490
Banque Cantonale Vaudoise
(Registered) 3,212 349,622
Chocoladefabriken Lindt &
Spruengli AG 98 955,230
Cie Financiere Richemont SA
(Registered) 3,556 321,256
EMS- Chemie Holding AG
(Registered) 849 816,706
Geberit AG (Registered) 2,660 1,665,083
Givaudan SA (Registered) 468 1,980,025
Kuehne + Nagel International AG
(Registered) 3,223 731,359
LafargeHolcim Ltd. (Registered) * 3,361 184,478
Logitech International SA
(Registered) 11,377 1,104,650
Lonza Group AG (Registered) 3,920 2,525,134
Partners Group Holding AG 1,444 1,696,761
Roche Holding AG 9,282 3,232,907
Sika AG (Registered) 9,247 2,520,670
STMicroelectronics NV 36,968 1,367,659
Straumann Holding AG
(Registered) 737 863,337
UBS Group AG (Registered) 59,332 835,385
23,818,752
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(c) 13,256 —
United Kingdom - 5.4%
Admiral Group plc 13,052 516,100
Ashtead Group plc 31,762 1,496,022
AstraZeneca plc 66,434 6,624,353
Bunzl plc 16,597 554,139
Croda International plc 6,531 587,332
Entain plc 13,660 211,878
Experian plc 41,899 1,591,686
Halma plc 16,866 564,847
Intertek Group plc 10,882 840,528
JD Sports Fashion plc * 40,506 475,874
Kingfisher plc * 80,860 298,789
INVESTMENTS SHARES VALUE ($)
United Kingdom - 5.4% (continued)
London Stock Exchange Group plc 19,315 2,384,177
National Grid plc 141,616 1,673,537
Ocado Group plc * 28,894 903,518
Persimmon plc 17,669 666,877
Reckitt Benckiser Group plc 28,218 2,518,576
Rentokil Initial plc 74,198 517,321
Severn Trent plc 6,813 212,688
Spirax-Sarco Engineering plc 3,035 468,494
SSE plc 23,902 489,589
Unilever plc 24,133 1,447,345
25,043,670
—
United States - 0.2%
Ferguson plc 7,344 892,298
QIAGEN NV * 4,911 254,680
1,146,978
—
Zambia - 0.3%
First Quantum Minerals Ltd. (1) 80,184 1,439,394
TOTAL COMMON STOCKS
(Cost $309,813,374) 442,404,461
SHORT-TERM INVESTMENTS - 3.3%
INVESTMENT COMPANIES - 3.3%
Limited Purpose Cash Investment
Fund, 0.03% (1)(d)
(Cost $15,277,702) 15,282,252 15,276,140
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(d)(e) 187,022 187,022
Limited Purpose Cash Investment
Fund 0.03% (1)(d)(e) 403,084 402,923
TOTAL SECURITIES LENDING COLLATERAL
(Cost $590,106) 589,945
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.6%
(Cost $325,681,182) 458,270,546
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.4% (f) 6,605,432
NET ASSETS - 100.0% 464,875,978

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 23,149,856 5.0%
Consumer Discretionary 49,107,902 10.6
Consumer Staples 22,086,859 4.8
Energy 2,540,288 0.6
Financials 44,276,666 9.5
Health Care 64,271,065 13.8
Industrials 89,768,983 19.3
Information Technology 66,213,562 14.2
Materials 50,373,909 10.8
Real Estate 7,921,072 1.7
Utilities 22,694,299 4.9
Short-Term Investments 15,276,140 3.3
Securities Lending Collateral 589,945 0.1
Total Investments In Securities
At Value 458,270,546 98.6
Other Assets in Excess of
Liabilities (f ) 6,605,432 1.4
Net Assets
$ 464,875,978 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2020 amounted to $18,841,458, which represents approximately
4.05% of net assets of the fund.
(b) The security or a portion of this security is on loan at December
31, 2020. The total value of securities on loan at December 31,
2020 was $562,205.
(c) Security fair valued as of December 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2020 amounted to $0, which
represents approximately 0.00% of net assets of the fund.
(d) Represents 7-day effective yield as of December 31, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 155 3/2021 USD $ 16,513,700 $ 20,713
$ 20,713

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.1%
Aerospace & Defense - 1.4%
BWX Technologies, Inc.
1,737 104,706
General Dynamics Corp.
1,100 163,702
Huntington Ingalls Industries, Inc.
1,500 255,720
Lockheed Martin Corp.
5,283 1,875,359
Northrop Grumman Corp.
5,286 1,610,750
Teledyne Technologies, Inc. *
513 201,086
4,211,323
Air Freight & Logistics - 0.7%
FedEx Corp.
3,580 929,440
United Parcel Service, Inc., Class
B 3,831 645,140
XPO Logistics, Inc. *
2,837 338,170
1,912,750
Airlines - 0.1%
Southwest Airlines Co. 6,380 297,372
Auto Components - 0.0% (a)
Lear Corp. 511 81,264
Automobiles - 3.3%
Tesla, Inc. *
13,195 9,311,316
Thor Industries, Inc.
4,119 383,026
9,694,342
Banks - 0.3%
First Republic Bank
4,040 593,597
SVB Financial Group *
700 271,481
865,078
Beverages - 0.9%
Boston Beer Co., Inc. (The), Class
A * 86 85,509
Constellation Brands, Inc., Class A
4,147 908,400
Monster Beverage Corp. *
4,800 443,904
PepsiCo, Inc.
7,857 1,165,193
2,603,006
Biotechnology - 1.7%
AbbVie, Inc.
9,042 968,850
ACADIA Pharmaceuticals, Inc. *
2,686 143,594
Acceleron Pharma, Inc. *
1,065 136,256
Alnylam Pharmaceuticals, Inc. *
1,125 146,216
Amgen, Inc.
2,352 540,772
BioMarin Pharmaceutical, Inc. *
2,199 192,830
Exact Sciences Corp. *
2,044 270,810
Exelixis , Inc. *
4,067 81,625
Incyte Corp. *
2,867 249,372
Iovance Biotherapeutics , Inc. *
11,060 513,184
Neurocrine Biosciences, Inc. *
1,333 127,768
Regeneron Pharmaceuticals, Inc. *
239 115,463
Sarepta Therapeutics, Inc. *
1,974 336,547
Seagen , Inc. *
3,005 526,296
United Therapeutics Corp. *
1,187 180,175
INVESTMENTS SHARES VALUE ($)
Biotechnology - 1.7% (continued)
Vertex Pharmaceuticals, Inc. *
2,160 510,494
5,040,252
Building Products - 0.6%
A O Smith Corp.
4,045 221,747
Fortune Brands Home & Security,
Inc. 2,831 242,673
Lennox International, Inc.
462 126,574
Masco Corp.
3,043 167,152
Trane Technologies plc
3,592 521,415
Trex Co., Inc. *
4,948 414,247
1,693,808
Capital Markets - 2.3%
Ameriprise Financial, Inc.
835 162,265
BlackRock, Inc.
365 263,362
Cboe Global Markets, Inc.
1,552 144,522
CME Group, Inc.
4,233 770,618
Intercontinental Exchange, Inc.
4,335 499,782
LPL Financial Holdings, Inc.
9,563 996,656
MarketAxess Holdings, Inc.
437 249,335
Moody's Corp.
2,295 666,101
Morgan Stanley
13,359 915,492
Morningstar, Inc.
494 114,396
MSCI, Inc.
1,404 626,928
Northern Trust Corp.
2,636 245,517
S&P Global, Inc.
3,044 1,000,654
6,655,628
Chemicals - 1.6%
Air Products and Chemicals, Inc.
1,700 464,474
Albemarle Corp.
4,756 701,605
Chemours Co. (The)
23,696 587,424
Ecolab, Inc.
2,300 497,628
Element Solutions, Inc.
17,103 303,236
FMC Corp.
1,056 121,366
Linde plc (United Kingdom)
1,465 386,042
PPG Industries, Inc.
1,826 263,346
Scotts Miracle- Gro Co. (The)
3,000 597,420
Sherwin-Williams Co. (The)
961 706,249
4,628,790
Commercial Services & Supplies - 0.3%
ADT, Inc.
13,901 109,123
Cintas Corp.
848 299,734
Copart , Inc. *
2,139 272,188
Republic Services, Inc.
1,427 137,420
Waste Management, Inc.
963 113,566
932,031
Communications Equipment - 0.9%
Arista Networks, Inc. *
1,206 350,427
Ciena Corp. *
3,941 208,282
Cisco Systems, Inc.
18,696 836,646
F5 Networks, Inc. *
692 121,751

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Communications Equipment - 0.9% (continued)
Lumentum Holdings, Inc. *
4,374 414,655
Ubiquiti, Inc.
2,046 569,831
2,501,592
Construction & Engineering - 0.2%
AECOM *
2,693 134,057
Jacobs Engineering Group, Inc.
1,060 115,498
Quanta Services, Inc.
5,987 431,184
680,739
Construction Materials - 0.1%
Vulcan Materials Co. 1,445 214,308
Consumer Finance - 0.4%
Capital One Financial Corp.
3,365 332,630
OneMain Holdings, Inc.
11,245 541,559
Santander Consumer USA
Holdings, Inc. 15,874 349,546
1,223,735
Containers & Packaging - 0.2%
Ball Corp.
3,413 318,024
Berry Global Group, Inc. *
2,501 140,531
458,555
Distributors - 0.2%
LKQ Corp. *
10,484 369,456
Pool Corp.
759 282,728
652,184
Diversified Consumer Services - 0.2%
Chegg , Inc. * 4,694 424,009
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc., Class B *
612 141,905
Jefferies Financial Group, Inc.
5,954 146,468
288,373
Electric Utilities - 1.1%
American Electric Power Co., Inc.
1,717 142,974
NextEra Energy, Inc.
35,132 2,710,434
Xcel Energy, Inc.
5,012 334,150
3,187,558
Electrical Equipment - 0.4%
Eaton Corp. plc
2,334 280,407
Emerson Electric Co.
1,260 101,266
Generac Holdings, Inc. *
2,161 491,433
Regal Beloit Corp.
945 116,055
Rockwell Automation, Inc.
332 83,269
1,072,430
Electronic Equipment, Instruments & Components - 1.0%
Cognex Corp.
5,374 431,452
Corning, Inc.
11,812 425,232
Dolby Laboratories, Inc., Class A
1,816 176,388
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 1.0%
(continued)
IPG Photonics Corp. *
1,287 288,018
Jabil, Inc.
8,553 363,759
Keysight Technologies, Inc. *
1,638 216,363
SYNNEX Corp.
1,669 135,923
Trimble, Inc. *
6,889 459,979
Zebra Technologies Corp., Class
A * 1,097 421,610
2,918,724
Entertainment - 1.6%
Activision Blizzard, Inc.
10,763 999,345
Electronic Arts, Inc.
6,096 875,386
Netflix, Inc. *
2,576 1,392,920
Roku, Inc. *
2,146 712,515
Spotify Technology SA *
1,591 500,624
Take-Two Interactive Software,
Inc. * 733 152,310
4,633,100
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.
4,094 918,939
CyrusOne , Inc.
1,564 114,407
Digital Realty Trust, Inc.
4,081 569,340
Duke Realty Corp.
3,458 138,216
Equinix , Inc.
459 327,809
Equity LifeStyle Properties, Inc.
5,898 373,697
Extra Space Storage, Inc.
1,500 173,790
Outfront Media, Inc.
5,368 104,998
Sun Communities, Inc.
1,430 217,289
2,938,485
Food & Staples Retailing - 1.7%
Casey's General Stores, Inc.
2,884 515,140
Costco Wholesale Corp.
4,841 1,823,992
Walmart, Inc.
18,759 2,704,110
5,043,242
Food Products - 0.4%
Conagra Brands, Inc.
8,173 296,353
General Mills, Inc.
2,035 119,658
Hain Celestial Group, Inc. (The) *
3,334 133,860
Hershey Co. (The)
707 107,697
Tyson Foods, Inc., Class A
5,543 357,191
1,014,759
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories
10,679 1,169,244
ABIOMED, Inc. *
571 185,118
Align Technology, Inc. *
2,008 1,073,035
Baxter International, Inc.
1,720 138,013
Becton Dickinson and Co.
1,281 320,532
Boston Scientific Corp. *
17,375 624,631
Danaher Corp.
5,248 1,165,791
DexCom , Inc. *
2,521 932,064

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 4.4% (continued)
Edwards Lifesciences Corp. *
9,810 894,966
Hologic , Inc. *
2,560 186,445
IDEXX Laboratories, Inc. *
2,339 1,169,196
Insulet Corp. *
2,487 635,752
Intuitive Surgical, Inc. *
1,449 1,185,427
Masimo Corp. *
1,142 306,490
Medtronic plc
5,559 651,181
Novocure Ltd. *
1,531 264,924
Quidel Corp. *
2,257 405,470
ResMed , Inc.
1,105 234,879
STERIS plc
836 158,455
Stryker Corp.
2,501 612,845
Tandem Diabetes Care, Inc. *
883 84,485
Teleflex, Inc.
1,073 441,615
West Pharmaceutical Services, Inc.
315 89,243
12,929,801
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. *
1,794 90,167
Amedisys , Inc. *
322 94,452
AmerisourceBergen Corp.
990 96,782
Anthem, Inc.
3,564 1,144,365
Centene Corp. *
4,641 278,599
Chemed Corp.
1,112 592,262
HCA Healthcare, Inc.
2,023 332,703
Humana, Inc.
1,257 515,709
Molina Healthcare, Inc. *
614 130,586
UnitedHealth Group, Inc.
11,735 4,115,230
7,390,855
Health Care Technology - 0.4%
Teladoc Health, Inc. *
1,534 306,738
Veeva Systems, Inc., Class A *
3,215 875,284
1,182,022
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. *
653 905,521
Domino's Pizza, Inc.
406 155,685
McDonald's Corp.
1,705 365,859
Starbucks Corp.
9,912 1,060,386
2,487,451
Household Durables - 0.5%
DR Horton, Inc.
3,534 243,563
Garmin Ltd.
3,240 387,698
Lennar Corp., Class A
2,182 166,334
NVR, Inc. *
22 89,757
PulteGroup, Inc.
3,050 131,516
Tempur Sealy International, Inc. *
14,032 378,864
Whirlpool Corp.
614 110,821
1,508,553
INVESTMENTS SHARES VALUE ($)
Household Products - 0.6%
Church & Dwight Co., Inc.
1,169 101,972
Procter & Gamble Co. (The)
11,572 1,610,128
Spectrum Brands Holdings, Inc.
1,197 94,539
1,806,639
Industrial Conglomerates - 0.4%
Honeywell International, Inc.
5,345 1,136,882
Roper Technologies, Inc.
290 125,016
1,261,898
Insurance - 0.4%
Aon plc, Class A
451 95,283
Arch Capital Group Ltd. *
7,282 262,662
Brown & Brown, Inc.
3,148 149,246
Progressive Corp. (The)
7,933 784,415
1,291,606
Interactive Media & Services - 4.2%
Alphabet, Inc., Class A *
1,509 2,644,734
Facebook, Inc., Class A *
24,079 6,577,419
Match Group, Inc. *
10,956 1,656,438
Twitter, Inc. *
8,054 436,124
Zillow Group, Inc., Class C *
6,621 859,406
12,174,121
Internet & Direct Marketing Retail - 6.3%
Amazon.com, Inc. *
4,937 16,079,463
Booking Holdings, Inc. *
128 285,091
eBay, Inc.
5,946 298,786
Etsy, Inc. *
4,728 841,158
Qurate Retail, Inc., Series A
26,542 291,166
Wayfair, Inc., Class A *
2,581 582,816
18,378,480
IT Services - 7.4%
Accenture plc, Class A
7,038 1,838,396
Akamai Technologies, Inc. *
1,027 107,825
Automatic Data Processing, Inc.
3,597 633,791
Booz Allen Hamilton Holding Corp.
2,401 209,319
Cognizant Technology Solutions
Corp., Class A 4,878 399,752
EPAM Systems, Inc. *
1,173 420,345
Fiserv, Inc. *
6,637 755,689
FleetCor Technologies, Inc. *
1,395 380,598
Global Payments, Inc.
919 197,971
GoDaddy , Inc., Class A *
1,956 162,250
Jack Henry & Associates, Inc.
1,350 218,686
Leidos Holdings, Inc.
1,392 146,327
Mastercard , Inc., Class A
12,975 4,631,296
MongoDB, Inc. *
963 345,756
Okta , Inc. *
5,414 1,376,564
PayPal Holdings, Inc. *
10,020 2,346,684
Square, Inc., Class A *
5,919 1,288,211
Twilio , Inc., Class A *
2,592 877,392

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
IT Services - 7.4% (continued)
VeriSign, Inc. *
939 203,200
Visa, Inc., Class A
23,330 5,102,971
21,643,023
Leisure Products - 0.1%
Brunswick Corp.
4,207 320,742
Mattel, Inc. *
4,714 82,259
403,001
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc., Class
A * 155 90,356
Charles River Laboratories
International, Inc. * 1,151 287,589
Illumina, Inc. *
1,395 516,150
IQVIA Holdings, Inc. *
2,083 373,211
PerkinElmer, Inc.
652 93,562
Repligen Corp. *
2,007 384,601
Thermo Fisher Scientific, Inc.
5,346 2,490,060
4,235,529
Machinery - 2.0%
Caterpillar, Inc.
4,750 864,595
Colfax Corp. *
7,733 295,710
Deere & Co.
2,753 740,695
Dover Corp.
2,076 262,095
Fortive Corp.
2,886 204,386
Gates Industrial Corp. plc *
13,550 172,898
Graco , Inc.
1,448 104,763
Illinois Tool Works, Inc.
3,505 714,599
Ingersoll Rand, Inc. *(b)
5,841 266,116
Nordson Corp.
909 182,663
PACCAR, Inc.
1,093 94,304
Parker-Hannifin Corp.
1,500 408,615
Pentair plc
3,229 171,428
Timken Co. (The)
8,372 647,658
Xylem, Inc.
6,645 676,395
5,806,920
Media - 1.6%
Cable One, Inc.
655 1,459,156
Charter Communications, Inc.,
Class A * 3,354 2,218,839
Comcast Corp., Class A
16,044 840,706
Liberty Broadband Corp., Class C *
872 138,099
4,656,800
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.
37,681 980,460
Newmont Corp.
6,764 405,096
Reliance Steel & Aluminum Co.
1,182 141,544
Royal Gold, Inc.
1,271 135,184
1,662,284
INVESTMENTS SHARES VALUE ($)
Multiline Retail - 0.8%
Dollar General Corp.
3,921 824,586
Dollar Tree, Inc. *
1,759 190,042
Target Corp.
6,843 1,207,995
2,222,623
Multi-Utilities - 0.2%
Ameren Corp.
4,264 332,848
CMS Energy Corp.
2,100 128,121
460,969
Oil, Gas & Consumable Fuels - 0.0% (a)
EQT Corp. 9,312 118,356
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The),
Class A 3,757 1,000,076
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.
22,646 1,404,731
Catalent , Inc. *
3,437 357,689
Eli Lilly and Co.
7,307 1,233,714
Horizon Therapeutics plc *
10,745 785,997
Johnson & Johnson
4,675 735,751
Reata Pharmaceuticals, Inc., Class
A * 1,110 137,218
Zoetis, Inc.
9,446 1,563,313
6,218,413
Professional Services - 0.5%
CoStar Group, Inc. *
838 774,547
Equifax, Inc.
651 125,539
TransUnion
3,347 332,089
Verisk Analytics, Inc.
906 188,076
1,420,251
Road & Rail - 1.0%
CSX Corp.
10,461 949,336
JB Hunt Transport Services, Inc.
1,506 205,795
Knight-Swift Transportation
Holdings, Inc. 2,964 123,954
Landstar System, Inc.
620 83,489
Norfolk Southern Corp.
2,500 594,025
Old Dominion Freight Line, Inc.
2,934 572,658
Union Pacific Corp.
2,312 481,405
3,010,662
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. *
18,280 1,676,459
Analog Devices, Inc.
949 140,196
Applied Materials, Inc.
6,731 580,885
Broadcom, Inc.
2,199 962,832
Cree, Inc. *
3,820 404,538
Enphase Energy, Inc. *
9,409 1,650,997
Entegris , Inc.
9,379 901,322
First Solar, Inc. *
4,664 461,363
Intel Corp.
3,504 174,569

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 7.3% (continued)
KLA Corp.
3,897 1,008,972
Lam Research Corp.
3,239 1,529,683
Marvell Technology Group Ltd.
14,009 665,988
Microchip Technology, Inc.
2,219 306,466
Micron Technology, Inc. *
1,576 118,484
MKS Instruments, Inc.
2,032 305,714
Monolithic Power Systems, Inc.
867 317,521
NVIDIA Corp.
7,373 3,850,181
Qorvo , Inc. *
1,915 318,407
QUALCOMM, Inc.
10,026 1,527,361
Skyworks Solutions, Inc.
3,805 581,708
SolarEdge Technologies, Inc. *
3,274 1,044,799
Teradyne, Inc.
5,560 666,588
Texas Instruments, Inc.
12,751 2,092,822
21,287,855
Software - 14.8%
2U, Inc. *
3,158 126,352
Adobe, Inc. *
10,044 5,023,205
Alteryx, Inc., Class A *
2,795 340,403
ANSYS, Inc. *
2,671 971,710
Atlassian Corp. plc, Class A *
5,509 1,288,390
Autodesk, Inc. *
2,283 697,091
Avalara, Inc. *
3,182 524,680
Coupa Software, Inc. *
3,192 1,081,801
DocuSign, Inc. *
2,586 574,868
Everbridge , Inc. *
974 145,194
Fair Isaac Corp. *
332 169,665
Five9, Inc. *
2,712 472,973
Fortinet, Inc. *
1,306 193,980
Guidewire Software, Inc. *
2,220 285,781
HubSpot , Inc. *
1,307 518,147
Intuit, Inc.
3,380 1,283,893
Microsoft Corp.
85,460 19,008,013
Nuance Communications, Inc. *
2,462 108,550
Palo Alto Networks, Inc. *
1,095 389,152
Paycom Software, Inc. *
2,422 1,095,349
Paylocity Holding Corp. *
1,109 228,354
RingCentral, Inc., Class A *
3,782 1,433,265
salesforce.com, Inc. *
6,153 1,369,227
ServiceNow , Inc. *
4,455 2,452,166
Smartsheet , Inc., Class A *
1,825 126,454
Splunk , Inc. *
1,580 268,426
SS&C Technologies Holdings, Inc.
2,522 183,475
Trade Desk, Inc. (The), Class A *
1,243 995,643
VMware, Inc., Class A *(b)
2,320 325,403
Workday, Inc., Class A *
969 232,182
Zendesk , Inc. *
3,319 475,015
Zscaler , Inc. *
3,563 711,567
43,100,374
Specialty Retail - 2.7%
AutoNation, Inc. *
2,901 202,461
AutoZone, Inc. *
172 203,896
Best Buy Co., Inc.
1,933 192,894
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.7% (continued)
Burlington Stores, Inc. *
2,806 733,909
CarMax, Inc. *
1,221 115,336
Carvana Co. *
3,989 955,525
Dick's Sporting Goods, Inc.
1,630 91,622
Floor & Decor Holdings, Inc., Class
A * 4,797 445,401
Home Depot, Inc. (The)
6,141 1,631,172
L Brands, Inc.
4,403 163,748
Lowe's Cos., Inc.
5,244 841,714
O'Reilly Automotive, Inc. *
1,264 572,049
Ross Stores, Inc.
6,852 841,494
TJX Cos., Inc. (The)
5,956 406,735
Ulta Beauty, Inc. *
1,053 302,380
Williams-Sonoma, Inc.
2,550 259,692
7,960,028
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.
156,777 20,802,740
Dell Technologies, Inc., Class C *
7,941 581,996
Pure Storage, Inc., Class A *
5,003 113,118
21,497,854
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc. *
1,508 524,829
NIKE, Inc., Class B
8,122 1,149,020
1,673,849
Trading Companies & Distributors - 0.3%
Air Lease Corp.
3,456 153,516
Fastenal Co.
8,380 409,195
United Rentals, Inc. *
1,348 312,615
875,326
Water Utilities - 0.2%
American Water Works Co., Inc. 3,183 488,495
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. * 8,471 1,142,314
TOTAL COMMON STOCKS
(Cost $128,434,764) 277,163,865
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4.6%
Limited Purpose Cash Investment
Fund, 0.03% (c)
(Cost $13,546,061) 13,549,723 13,544,303

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (c)(d) 93,268 93,268
Limited Purpose Cash Investment
Fund 0.03% (c)(d) 201,018 200,938
TOTAL SECURITIES LENDING COLLATERAL
(Cost $294,286) 294,206
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $142,275,111) 291,002,374
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% (e) 452,827
NET ASSETS - 100.0% 291,455,201
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 22,606,335 7.8%
Consumer Discretionary 45,485,784 15.6
Consumer Staples 11,467,722 3.9
Energy 118,356 0.0 (a)
Financials 10,324,420 3.5
Health Care 36,996,872 12.7
Industrials 23,175,510 8.0
Information Technology 112,949,423 38.8
Materials 6,963,936 2.4
Real Estate 2,938,485 1.0
Utilities 4,137,022 1.4
Short-Term Investments 13,544,303 4.6
Securities Lending Collateral 294,206 0.1
Total Investments In Securities
At Value 291,002,374 99.8
Other Assets in Excess of
Liabilities (e ) 452,827 0.2
Net Assets
$ 291,455,201 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 was
$417,273.
(c) Represents 7-day effective yield as of December 31, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $132,568 was received.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 63 3/2021 USD $ 11,808,720 $ 293,131
$ 293,131

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Aerospace & Defense - 0.6%
AeroVironment , Inc. *
425 36,933
Ducommun, Inc. *
714 38,342
Kratos Defense & Security
Solutions, Inc. * 2,173 59,605
Maxar Technologies, Inc.
4,619 178,247
Vectrus , Inc. *
926 46,041
359,168
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. *
995 31,184
Atlas Air Worldwide Holdings, Inc. *
604 32,942
Forward Air Corp.
274 21,054
Hub Group, Inc., Class A *
586 33,402
118,582
Auto Components - 1.5%
Adient plc *
2,007 69,783
American Axle & Manufacturing
Holdings, Inc. * 3,036 25,320
Cooper Tire & Rubber Co.
1,594 64,557
Fox Factory Holding Corp. *
1,330 140,594
Gentherm , Inc. *
1,871 122,027
LCI Industries
643 83,384
Patrick Industries, Inc.
1,282 87,625
Standard Motor Products, Inc.
602 24,357
Visteon Corp. *
936 117,487
Workhorse Group, Inc. *(a)
6,327 125,148
860,282
Automobiles - 0.2%
Winnebago Industries, Inc. 1,515 90,809
Banks - 1.2%
Allegiance Bancshares, Inc.
542 18,499
First Interstate BancSystem , Inc.,
Class A 1,291 52,634
Independent Bank Corp.
530 38,711
Independent Bank Corp./MI
1,693 31,270
Lakeland Financial Corp.
1,783 95,533
Live Oak Bancshares, Inc.
959 45,514
National Bank Holdings Corp.,
Class A 947 31,024
OFG Bancorp
1,492 27,662
Seacoast Banking Corp. of Florida
* 1,369 40,317
ServisFirst Bancshares, Inc.
4,062 163,658
Southside Bancshares, Inc.
813 25,227
Triumph Bancorp, Inc. *
1,588 77,097
United Community Banks, Inc.
800 22,752
669,898
Beverages - 0.9%
Celsius Holdings, Inc. *
6,722 338,184
Coca-Cola Consolidated, Inc.
141 37,544
National Beverage Corp. (a)
1,575 133,718
INVESTMENTS SHARES VALUE ($)
Beverages - 0.9% (continued)
Primo Water Corp.
1,634 25,621
535,067
Biotechnology - 14.9%
Adverum Biotechnologies, Inc. *
5,990 64,932
Agenus, Inc. *
4,926 15,665
Allakos , Inc. *
487 68,180
Amicus Therapeutics, Inc. *
10,409 240,344
Anavex Life Sciences Corp. *
5,750 31,050
Apellis Pharmaceuticals, Inc. *
1,332 76,190
Applied Genetic Technologies
Corp. * 3,829 15,661
Arcturus Therapeutics Holdings,
Inc. * 2,052 89,016
Arcus Biosciences, Inc. *
4,049 105,112
Ardelyx , Inc. *
3,082 19,941
Arena Pharmaceuticals, Inc. *
1,067 81,978
Arrowhead Pharmaceuticals, Inc. *
3,075 235,945
Atara Biotherapeutics , Inc. *
794 15,586
Avid Bioservices , Inc. *
1,371 15,821
BioCryst Pharmaceuticals, Inc. *(a)
12,694 94,570
Biohaven Pharmaceutical Holding
Co. Ltd. * 2,308 197,819
Bioxcel Therapeutics, Inc. *
1,953 90,229
Blueprint Medicines Corp. *
950 106,542
CareDx , Inc. *
2,013 145,842
CEL-SCI Corp. *(a)
4,173 48,657
ChemoCentryx , Inc. *
3,344 207,060
Constellation Pharmaceuticals,
Inc. * 1,022 29,434
CTI BioPharma Corp. *
704 2,267
Cue Biopharma, Inc. *
1,294 16,188
Cytokinetics, Inc. *(a)
2,533 52,636
Deciphera Pharmaceuticals, Inc. *
884 50,450
Denali Therapeutics, Inc. *
6,797 569,317
Dicerna Pharmaceuticals, Inc. *
4,223 93,033
Editas Medicine, Inc. *
2,029 142,253
Eidos Therapeutics, Inc. *(a)
1,158 152,370
Emergent BioSolutions , Inc. *
1,793 160,653
Fate Therapeutics, Inc. *
4,576 416,096
Fennec Pharmaceuticals, Inc.
(Canada) * 2,351 17,515
Five Prime Therapeutics, Inc. *
2,014 34,258
Fortress Biotech, Inc. *
10,786 34,192
Genprex , Inc. *
9,491 39,388
Halozyme Therapeutics, Inc. *
6,026 257,370
ImmunoGen , Inc. *
13,641 87,984
Inovio Pharmaceuticals, Inc. *(a)
8,751 77,446
Insmed , Inc. *
3,005 100,036
Intellia Therapeutics, Inc. *
3,928 213,683
Invitae Corp. *(a)
6,216 259,891
IVERIC bio, Inc. *
9,131 63,095
Jounce Therapeutics, Inc. *
2,883 20,181
Kadmon Holdings, Inc. *
3,819 15,849
Kiniksa Pharmaceuticals Ltd.,
Class A * 1,731 30,587

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 14.9% (continued)
Krystal Biotech, Inc. *
346 20,760
Kura Oncology, Inc. *
2,294 74,922
MacroGenics , Inc. *
1,176 26,883
MannKind Corp. *
9,760 30,549
MEI Pharma, Inc. *
6,980 18,427
Mersana Therapeutics, Inc. *
4,137 110,086
Mirati Therapeutics, Inc. *
1,863 409,189
NantKwest , Inc. *(a)
7,297 97,269
Natera , Inc. *
4,336 431,519
Neoleukin Therapeutics, Inc. *
2,940 41,454
Novavax , Inc. *(a)
2,656 296,171
OPKO Health, Inc. *(a)
28,132 111,121
Protagonist Therapeutics, Inc. *
2,676 53,948
PTC Therapeutics, Inc. *
2,436 148,669
Replimune Group, Inc. *
2,186 83,396
Rigel Pharmaceuticals, Inc. *
8,891 31,118
Sangamo Therapeutics, Inc. *
2,439 38,061
Scholar Rock Holding Corp. *
2,979 144,571
Selecta Biosciences, Inc. *
9,137 27,685
Seres Therapeutics, Inc. *
4,820 118,090
Soleno Therapeutics, Inc. *
12,938 24,970
Sorrento Therapeutics, Inc. *(a)
5,648 38,548
Syndax Pharmaceuticals, Inc. *
3,673 81,687
Syros Pharmaceuticals, Inc. *
4,137 44,886
TG Therapeutics, Inc. *
7,601 395,404
Translate Bio, Inc. *
4,531 83,506
Travere Therapeutics, Inc. *
1,256 34,232
Ultragenyx Pharmaceutical, Inc. *
3,018 417,782
VBI Vaccines, Inc. *(a)
23,974 65,928
Veracyte , Inc. *
2,087 102,138
XBiotech , Inc. *(a)
3,476 54,399
Xencor , Inc. *
548 23,909
8,583,589
Building Products - 2.4%
AAON, Inc.
2,440 162,577
Advanced Drainage Systems, Inc.
3,100 259,098
Alpha Pro Tech Ltd. *
3,753 41,846
Builders FirstSource , Inc. *
7,061 288,159
Cornerstone Building Brands, Inc. *
5,387 49,991
CSW Industrials, Inc.
564 63,117
Gibraltar Industries, Inc. *
1,568 112,802
Griffon Corp.
845 17,221
JELD-WEN Holding, Inc. *
2,030 51,481
Masonite International Corp. *
1,153 113,386
PGT Innovations, Inc. *
839 17,065
Simpson Manufacturing Co., Inc.
1,148 107,281
UFP Industries, Inc.
1,479 82,159
1,366,183
Capital Markets - 2.2%
Artisan Partners Asset
Management, Inc., Class A 2,787 140,298
B Riley Financial, Inc.
987 43,645
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.2% (continued)
Brightsphere Investment Group,
Inc. 2,252 43,418
Cohen & Steers, Inc.
1,251 92,949
Donnelley Financial Solutions,
Inc. * 1,032 17,513
Focus Financial Partners, Inc.,
Class A * 3,156 137,286
Hamilton Lane, Inc., Class A
2,303 179,749
Houlihan Lokey , Inc.
2,872 193,085
Moelis & Co., Class A
1,966 91,930
Piper Sandler Cos.
500 50,450
PJT Partners, Inc., Class A
1,718 129,279
Stifel Financial Corp.
1,080 54,497
StoneX Group, Inc. *
303 17,544
Virtus Investment Partners, Inc.
292 63,364
1,255,007
Chemicals - 0.6%
Amyris , Inc. *(a)
4,849 29,943
Balchem Corp.
256 29,496
Chase Corp.
202 20,404
FutureFuel Corp.
1,659 21,069
GCP Applied Technologies, Inc. *
1,185 28,025
Hawkins, Inc.
436 22,807
Innospec , Inc.
332 30,123
Kraton Corp. *
676 18,786
Quaker Chemical Corp.
175 44,343
Sensient Technologies Corp.
523 38,582
Stepan Co.
710 84,717
368,295
Commercial Services & Supplies - 0.9%
Brady Corp., Class A
570 30,108
Casella Waste Systems, Inc., Class
A * 2,339 144,901
Heritage-Crystal Clean, Inc. *
846 17,825
Kimball International, Inc., Class B
1,371 16,384
McGrath RentCorp
702 47,104
Tetra Tech, Inc.
2,071 239,780
496,102
Communications Equipment - 0.9%
ADTRAN, Inc.
1,970 29,097
Calix, Inc. *
4,849 144,306
Harmonic, Inc. *
5,599 41,377
Infinera Corp. *(a)
8,498 89,059
Inseego Corp. *(a)
6,741 104,283
InterDigital , Inc.
582 35,316
Viavi Solutions, Inc. *
4,517 67,642
511,080
Construction & Engineering - 0.9%
Ameresco , Inc., Class A *
2,545 132,951
Argan , Inc.
593 26,383
Comfort Systems USA, Inc.
405 21,327

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 0.9% (continued)
Construction Partners, Inc., Class
A * 991 28,848
Dycom Industries, Inc. *
1,004 75,822
EMCOR Group, Inc.
249 22,773
Great Lakes Dredge & Dock Corp.
* 2,616 34,453
HC2 Holdings, Inc. *
6,692 21,816
MYR Group, Inc. *
318 19,112
Sterling Construction Co., Inc. *
2,836 52,778
Tutor Perini Corp. *
1,776 22,999
WillScot Mobile Mini Holdings
Corp. * 2,903 67,262
526,524
Construction Materials - 0.2%
Forterra , Inc. * 5,490 94,401
Consumer Finance - 0.4%
Encore Capital Group, Inc. *
1,154 44,948
Enova International, Inc. *
1,107 27,420
Green Dot Corp., Class A *
1,406 78,455
Nelnet, Inc., Class A
400 28,496
PRA Group, Inc. *
1,185 46,997
PROG Holdings, Inc.
464 24,996
251,312
Containers & Packaging - 0.1%
O-I Glass, Inc.
2,470 29,393
UFP Technologies, Inc. *
667 31,082
60,475
Diversified Consumer Services - 0.4%
American Public Education, Inc. *
748 22,799
Aspen Group, Inc. *
2,803 31,197
Franchise Group, Inc.
2,736 83,311
Perdoceo Education Corp. *
3,243 40,959
Universal Technical Institute, Inc. *
4,161 26,880
WW International, Inc. *
796 19,423
224,569
Diversified Financial Services - 0.2%
Cannae Holdings, Inc. * 2,231 98,766
Diversified Telecommunication Services - 0.8%
Bandwidth, Inc., Class A *
1,001 153,824
Cogent Communications Holdings,
Inc. 829 49,632
Consolidated Communications
Holdings, Inc. * 3,533 17,276
Iridium Communications, Inc. *
4,969 195,406
Ooma , Inc. *
1,415 20,376
Vonage Holdings Corp. *
2,700 34,763
471,277
Electric Utilities - 0.1%
MGE Energy, Inc. 373 26,121
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 4.1%
American Superconductor Corp. *
1,350 31,617
Atkore International Group, Inc. *
1,098 45,139
Bloom Energy Corp., Class A *
9,693 277,802
EnerSys
204 16,944
FuelCell Energy, Inc. *(a)
22,900 255,793
Orion Energy Systems, Inc. *
4,862 47,988
Plug Power, Inc. *
25,053 849,547
Sunrun , Inc. *
7,768 538,944
TPI Composites, Inc. *
1,640 86,559
Vicor Corp. *
2,088 192,555
2,342,888
Electronic Equipment, Instruments & Components - 2.2%
Akoustis Technologies, Inc. *(a)
2,752 33,657
Arlo Technologies, Inc. *
6,840 53,283
Badger Meter, Inc.
1,423 133,847
ePlus , Inc. *
518 45,558
Fabrinet (Thailand) *
791 61,374
FARO Technologies, Inc. *
474 33,479
II-VI, Inc. *
4,073 309,385
Insight Enterprises, Inc. *
1,123 85,449
Intellicheck , Inc. *
2,582 29,448
Luna Innovations, Inc. *
2,329 23,010
Methode Electronics, Inc.
887 33,954
nLight , Inc. *
1,723 56,256
Novanta , Inc. *
1,164 137,608
OSI Systems, Inc. *
194 18,085
PAR Technology Corp. *
744 46,716
PC Connection, Inc. *
516 24,402
Plexus Corp. *
600 46,926
Rogers Corp. *
159 24,691
Sanmina Corp. *
1,383 44,104
TTM Technologies, Inc. *
1,503 20,734
1,261,966
Energy Equipment & Services - 0.1%
Aspen Aerogels, Inc. * 1,999 33,363
Entertainment - 0.1%
Eros STX Global Corp. (United
Arab Emirates) *(a) 9,913 18,042
Glu Mobile, Inc. *
4,688 42,239
60,281
Equity Real Estate Investment Trusts (REITs) - 2.2%
Agree Realty Corp.
570 37,951
CareTrust REIT, Inc.
1,045 23,178
Centerspace
354 25,006
EastGroup Properties, Inc.
1,367 188,728
Gladstone Commercial Corp.
951 17,118
Independence Realty Trust, Inc.
3,352 45,017
Innovative Industrial Properties,
Inc. 761 139,362
Monmouth Real Estate Investment
Corp. 1,323 22,914
National Storage Affiliates Trust
2,957 106,541

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 2.2% (continued)
NexPoint Residential Trust, Inc.
1,444 61,096
PS Business Parks, Inc.
371 49,295
QTS Realty Trust, Inc., Class A
1,578 97,647
Safehold , Inc.
2,158 156,433
STAG Industrial, Inc.
549 17,195
Terreno Realty Corp.
2,998 175,413
UMH Properties, Inc.
1,668 24,703
Uniti Group, Inc.
4,500 52,785
Universal Health Realty Income
Trust 283 18,188
1,258,570
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings,
Inc. * 4,881 181,964
Ingles Markets, Inc., Class A
529 22,567
Natural Grocers by Vitamin
Cottage, Inc. 1,957 26,889
Performance Food Group Co. *
429 20,425
PriceSmart , Inc.
717 65,311
Rite Aid Corp. *(a)
2,576 40,778
SpartanNash Co.
984 17,131
United Natural Foods, Inc. *
1,237 19,755
Weis Markets, Inc.
533 25,483
420,303
Food Products - 1.6%
B&G Foods, Inc.
2,739 75,953
Darling Ingredients, Inc. *
5,943 342,792
Freshpet , Inc. *
2,265 321,607
J & J Snack Foods Corp.
312 48,475
John B Sanfilippo & Son, Inc.
269 21,213
Lancaster Colony Corp.
523 96,091
Seneca Foods Corp., Class A *
472 18,833
924,964
Gas Utilities - 0.1%
Chesapeake Utilities Corp.
258 27,918
ONE Gas, Inc.
682 52,357
80,275
Health Care Equipment & Supplies - 3.5%
Alphatec Holdings, Inc. *
4,992 72,484
Antares Pharma, Inc. *
4,550 18,155
Aspira Women's Health, Inc. *(a)
13,365 89,679
AtriCure , Inc. *
1,573 87,569
Cardiovascular Systems, Inc. *
822 35,971
Chembio Diagnostics, Inc. *(a)
3,378 16,045
Co-Diagnostics, Inc. *(a)
3,817 35,498
CONMED Corp.
507 56,784
CryoPort , Inc. *(a)
3,563 156,344
CytoSorbents Corp. *
2,873 22,898
Electromed , Inc. *
1,940 19,031
GenMark Diagnostics, Inc. *
5,179 75,613
Heska Corp. *
669 97,440
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 3.5% (continued)
Integer Holdings Corp. *
616 50,013
Invacare Corp.
2,538 22,715
iRadimed Corp. *
802 18,286
iRhythm Technologies, Inc. *(a)
1,306 309,796
LeMaitre Vascular, Inc.
558 22,599
Merit Medical Systems, Inc. *
917 50,903
Mesa Laboratories, Inc.
247 70,800
Neogen Corp. *
398 31,561
Nevro Corp. *
1,590 275,229
OrthoPediatrics Corp. *(a)
618 25,493
PAVmed , Inc. *
14,441 30,615
Retractable Technologies, Inc. *(a)
5,837 62,689
STAAR Surgical Co. *
2,477 196,228
Zynex , Inc. *(a)
3,073 41,363
1,991,801
Health Care Providers & Services - 2.7%
Addus HomeCare Corp. *
1,402 164,160
Community Health Systems, Inc. *
10,555 78,424
CorVel Corp. *
404 42,824
Ensign Group, Inc. (The)
969 70,659
Fulgent Genetics, Inc. *(a)
2,205 114,880
Hanger, Inc. *
1,008 22,166
Joint Corp. (The) *
910 23,897
LHC Group, Inc. *
1,203 256,624
Ontrak , Inc. *(a)
1,169 72,232
Owens & Minor, Inc.
6,172 166,953
Patterson Cos., Inc.
3,320 98,372
Providence Service Corp. (The) *
400 55,452
R1 RCM, Inc. *
5,870 140,997
RadNet , Inc. *
2,195 42,956
Select Medical Holdings Corp. *
2,988 82,648
Tenet Healthcare Corp. *
1,730 69,079
Triple-S Management Corp., Class
B * 782 16,696
US Physical Therapy, Inc.
240 28,860
1,547,879
Health Care Technology - 1.2%
Evolent Health, Inc., Class A *
4,111 65,899
iCAD , Inc. *
3,125 41,250
Inovalon Holdings, Inc., Class A *
5,641 102,497
Inspire Medical Systems, Inc. *
1,262 237,370
Omnicell , Inc. *
1,073 128,781
Simulations Plus, Inc.
1,194 85,873
Vocera Communications, Inc. *
809 33,598
695,268
Hotels, Restaurants & Leisure - 3.8%
Boyd Gaming Corp. *
1,689 72,492
Brinker International, Inc.
1,289 72,919
Caesars Entertainment, Inc. *
8,024 595,942
Churchill Downs, Inc.
1,397 272,122
El Pollo Loco Holdings, Inc. *
2,398 43,404
Papa John's International, Inc.
1,284 108,947

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 3.8% (continued)
Penn National Gaming, Inc. *
6,739 582,047
Scientific Games Corp. *
1,949 80,864
Shake Shack, Inc., Class A *
337 28,571
Texas Roadhouse, Inc.
1,879 146,863
Wingstop , Inc.
1,547 205,055
2,209,226
Household Durables - 3.5%
Beazer Homes USA, Inc. *
1,292 19,574
Cavco Industries, Inc. *
156 27,370
Century Communities, Inc. *
1,145 50,128
GoPro, Inc., Class A *
7,513 62,208
Green Brick Partners, Inc. *
1,811 41,581
Helen of Troy Ltd. *
1,276 283,514
Installed Building Products, Inc. *
1,208 123,131
iRobot Corp. *
716 57,488
KB Home
1,385 46,425
La-Z-Boy, Inc.
1,058 42,151
LGI Homes, Inc. *
450 47,632
Lovesac Co. (The) *
1,522 65,583
M/I Homes, Inc. *
1,525 67,542
MDC Holdings, Inc.
2,730 132,678
Meritage Homes Corp. *
2,834 234,712
Purple Innovation, Inc. *
4,467 147,143
Sonos , Inc. *
2,607 60,978
Taylor Morrison Home Corp. *
1,150 29,498
TopBuild Corp. *
1,380 254,030
TRI Pointe Group, Inc. *
2,759 47,593
Tupperware Brands Corp. *
3,274 106,045
Turtle Beach Corp. *
1,738 37,454
Universal Electronics, Inc. *
465 24,394
VOXX International Corp. *
1,882 24,014
2,032,866
Household Products - 0.2%
Central Garden & Pet Co., Class
A * 1,532 55,658
WD-40 Co.
303 80,501
136,159
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class C 5,998 191,516
Insurance - 1.7%
American Equity Investment Life
Holding Co. 667 18,449
AMERISAFE, Inc.
483 27,739
CNO Financial Group, Inc.
1,605 35,679
Enstar Group Ltd. *
155 31,758
Goosehead Insurance, Inc., Class
A 2,138 266,737
James River Group Holdings Ltd.
1,464 71,956
Kinsale Capital Group, Inc.
742 148,496
RLI Corp.
1,057 110,086
Selective Insurance Group, Inc.
415 27,797
Trupanion , Inc. *
1,989 238,103
INVESTMENTS SHARES VALUE ($)
Insurance - 1.7% (continued)
Universal Insurance Holdings, Inc.
144 2,176
978,976
Interactive Media & Services - 0.1%
EverQuote , Inc., Class A *
1,204 44,969
QuinStreet , Inc. *
1,407 30,166
75,135
Internet & Direct Marketing Retail - 1.4%
1-800-Flowers.com, Inc., Class A *
1,966 51,116
CarParts.com, Inc. *(a)
7,501 92,937
Duluth Holdings, Inc., Class B *(a)
3,376 35,651
Lands' End, Inc. *
2,291 49,417
Liquidity Services, Inc. *
1,605 25,535
Magnite , Inc. *
3,948 121,243
PetMed Express, Inc.
504 16,158
Shutterstock, Inc.
1,164 83,459
Stamps.com, Inc. *
811 159,110
Stitch Fix, Inc., Class A *
3,279 192,543
827,169
IT Services - 1.6%
EVERTEC, Inc.
3,230 127,004
ExlService Holdings, Inc. *
374 31,839
I3 Verticals, Inc., Class A *
852 28,286
KBR, Inc.
1,640 50,725
LiveRamp Holdings, Inc. *
1,830 133,938
ManTech International Corp., Class
A 999 88,851
MAXIMUS, Inc.
807 59,064
MoneyGram International, Inc. *
7,239 39,561
NIC, Inc.
1,578 40,760
Perficient , Inc. *
2,002 95,395
TTEC Holdings, Inc.
1,579 115,157
Tucows , Inc., Class A *(a)
633 46,772
Unisys Corp. *
3,012 59,276
916,628
Leisure Products - 0.8%
Acushnet Holdings Corp.
2,742 111,161
Clarus Corp.
2,078 32,001
Malibu Boats, Inc., Class A *
896 55,946
MasterCraft Boat Holdings, Inc. *
1,384 34,379
Nautilus, Inc. *
3,456 62,692
Smith & Wesson Brands, Inc.
4,202 74,585
Vista Outdoor, Inc. *
4,036 95,895
466,659
Life Sciences Tools & Services - 1.8%
Fluidigm Corp. *
6,598 39,588
Medpace Holdings, Inc. *
1,799 250,421
NanoString Technologies, Inc. *
2,478 165,729
NeoGenomics , Inc. *
4,795 258,163
Pacific Biosciences of California,
Inc. * 10,045 260,567

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 1.8% (continued)
Quanterix Corp. *
1,208 56,172
1,030,640
Machinery - 3.1%
Alamo Group, Inc.
289 39,868
Albany International Corp., Class A
329 24,155
Altra Industrial Motion Corp.
1,543 85,528
Astec Industries, Inc.
1,073 62,105
Chart Industries, Inc. *
1,290 151,949
Columbus McKinnon Corp.
620 23,833
Douglas Dynamics, Inc.
715 30,581
ESCO Technologies, Inc.
729 75,247
Evoqua Water Technologies Corp.
* 6,237 168,274
ExOne Co. (The) *
1,377 13,068
Federal Signal Corp.
2,084 69,126
Franklin Electric Co., Inc.
777 53,776
Kadant , Inc.
620 87,408
Lindsay Corp.
312 40,079
Meritor, Inc. *
1,948 54,369
Miller Industries, Inc.
551 20,949
Mueller Industries, Inc.
1,299 45,608
Omega Flex, Inc.
163 23,798
Proto Labs, Inc. *
683 104,772
RBC Bearings, Inc. *
328 58,725
Rexnord Corp.
2,098 82,850
Shyft Group, Inc. (The)
4,035 114,513
SPX Corp. *
2,755 150,258
SPX FLOW, Inc. *
487 28,227
Tennant Co.
272 19,086
Watts Water Technologies, Inc.,
Class A 1,024 124,621
1,752,773
Marine - 0.1%
Costamare , Inc. (Monaco)
2,551 21,122
Matson, Inc.
1,047 59,648
80,770
Media - 0.6%
Cardlytics, Inc. *
1,637 233,714
Gray Television, Inc. *
1,484 26,549
TechTarget , Inc. *
1,420 83,936
344,199
Metals & Mining - 1.0%
Caledonia Mining Corp. plc (South
Africa) 1,135 18,024
Century Aluminum Co. *
4,878 53,804
Coeur Mining, Inc. *
3,535 36,587
Commercial Metals Co.
848 17,418
Compass Minerals International,
Inc. 373 23,022
Hecla Mining Co.
26,124 169,284
Kaiser Aluminum Corp.
258 25,516
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 1.0% (continued)
Novagold Resources, Inc.
(Canada) * 17,660 170,772
Worthington Industries, Inc.
980 50,313
564,740
Multiline Retail - 0.1%
Big Lots, Inc. 1,225 52,589
Oil, Gas & Consumable Fuels - 0.9%
Antero Resources Corp. *(a)
14,411 78,540
Clean Energy Fuels Corp. *
2,515 19,768
CNX Resources Corp. *
9,275 100,170
Green Plains, Inc. *
1,235 16,265
Range Resources Corp. *
9,258 62,029
Renewable Energy Group, Inc. *
2,283 161,682
REX American Resources Corp. *
300 22,041
Southwestern Energy Co. *
21,048 62,723
523,218
Paper & Forest Products - 0.5%
Boise Cascade Co.
1,335 63,813
Clearwater Paper Corp. *
1,622 61,231
Glatfelter Corp.
1,016 16,642
Louisiana-Pacific Corp.
3,690 137,157
Schweitzer-Mauduit International,
Inc. 551 22,156
300,999
Personal Products - 0.4%
elf Beauty, Inc. *
3,020 76,074
Lifevantage Corp. *
1,804 16,813
Medifast , Inc.
270 53,012
USANA Health Sciences, Inc. *
219 16,885
Veru , Inc. *(a)
6,111 52,860
215,644
Pharmaceuticals - 1.9%
Agile Therapeutics, Inc. *
9,205 26,418
Amphastar Pharmaceuticals, Inc. *
1,034 20,794
Aquestive Therapeutics, Inc. *(a)
4,598 24,599
Axsome Therapeutics, Inc. *
1,745 142,165
Cara Therapeutics, Inc. *
1,783 26,977
Cassava Sciences, Inc. *(a)
7,722 52,664
Collegium Pharmaceutical, Inc. *
1,000 20,030
Corcept Therapeutics, Inc. *
5,247 137,262
Cymabay Therapeutics, Inc. *
4,908 28,172
Durect Corp. *(a)
11,548 23,904
Intra-Cellular Therapies, Inc. *
3,803 120,935
Kala Pharmaceuticals, Inc. *(a)
2,149 14,570
Marinus Pharmaceuticals, Inc. *
3,677 44,859
Ocular Therapeutix , Inc. *
5,607 116,065
Pacira BioSciences , Inc. *
1,072 64,149
Paratek Pharmaceuticals, Inc. *
6,649 41,623
Provention Bio, Inc. *
4,235 71,741
Relmada Therapeutics, Inc. *
1,020 32,711

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 1.9% (continued)
Revance Therapeutics, Inc. *
2,667 75,583
1,085,221
Professional Services - 0.8%
ASGN, Inc. *
766 63,984
Exponent, Inc.
1,931 173,848
Forrester Research, Inc. *
263 11,020
Huron Consulting Group, Inc. *
392 23,108
Kforce , Inc.
464 19,530
Korn Ferry
851 37,018
Mastech Digital, Inc. *
264 4,198
Red Violet, Inc. *
1,048 27,363
TriNet Group, Inc. *
931 75,039
Willdan Group, Inc. *
1,139 47,496
482,604
Real Estate Management & Development - 1.3%
eXp World Holdings, Inc. *
3,870 244,274
Realogy Holdings Corp. *
7,306 95,855
Redfin Corp. *
5,528 379,387
St Joe Co. (The)
876 37,186
756,702
Road & Rail - 0.6%
ArcBest Corp.
1,360 58,031
Daseke , Inc. *
5,439 31,601
Marten Transport Ltd.
2,080 35,838
Saia, Inc. *
976 176,461
Universal Logistics Holdings, Inc.
881 18,140
US Xpress Enterprises, Inc., Class
A * 2,407 16,464
336,535
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Energy Industries, Inc. *
928 89,988
Ambarella , Inc. *
364 33,422
Amkor Technology, Inc.
7,070 106,616
Atomera , Inc. *(a)
3,428 55,157
Axcelis Technologies, Inc. *
646 18,812
AXT, Inc. *
3,635 34,787
Brooks Automation, Inc.
2,292 155,512
CEVA, Inc. *
1,339 60,924
CMC Materials, Inc.
786 118,922
Cohu , Inc.
556 21,228
CyberOptics Corp. *
967 21,941
Diodes, Inc. *
2,487 175,333
DSP Group, Inc. *
1,520 25,217
FormFactor , Inc. *
4,695 201,979
Impinj , Inc. *
670 28,053
Lattice Semiconductor Corp. *
7,857 360,008
MACOM Technology Solutions
Holdings, Inc. * 3,764 207,171
MaxLinear , Inc. *
874 33,378
NeoPhotonics Corp. *
2,179 19,807
PDF Solutions, Inc. *
2,802 60,523
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4.7% (continued)
Photronics , Inc. *
2,339 26,103
Power Integrations, Inc.
1,946 159,300
Rambus, Inc. *
3,279 57,251
Semtech Corp. *
1,066 76,848
Silicon Laboratories, Inc. *
468 59,595
SunPower Corp. *(a)
8,447 216,581
Synaptics , Inc. *
1,762 169,857
Ultra Clean Holdings, Inc. *
2,496 77,750
Veeco Instruments, Inc. *
3,007 52,202
2,724,265
Software - 7.6%
ACI Worldwide, Inc. *
1,294 49,728
Agilysys , Inc. *
1,107 42,487
Alarm.com Holdings, Inc. *
1,613 166,865
Altair Engineering, Inc., Class A
*(a) 869 50,558
American Software, Inc., Class A
1,040 17,857
Appfolio , Inc., Class A *
1,611 290,044
Appian Corp. *(a)
3,112 504,424
Avaya Holdings Corp. *
3,896 74,608
Blackline, Inc. *
2,728 363,861
Bottomline Technologies DE, Inc. *
698 36,813
ChannelAdvisor Corp. *
2,040 32,599
Cloudera, Inc. *
8,521 118,527
Digital Turbine, Inc. *
6,185 349,824
Domo, Inc., Class B *
2,106 134,300
eGain Corp. *
1,908 22,534
Envestnet , Inc. *
1,207 99,324
Intelligent Systems Corp. *
526 21,098
J2 Global, Inc. *
429 41,909
LivePerson , Inc. *
2,801 174,306
MicroStrategy , Inc., Class A *
200 77,710
Model N, Inc. *
924 32,968
OneSpan , Inc. *
790 16,337
PROS Holdings, Inc. *
913 46,353
Q2 Holdings, Inc. *
1,945 246,101
Qualys , Inc. *
641 78,119
Rapid7, Inc. *
910 82,046
Sailpoint Technologies Holdings,
Inc. * 3,348 178,248
Sapiens International Corp. NV
(Israel) 1,662 50,874
Smith Micro Software, Inc. *
3,718 20,152
SPS Commerce, Inc. *
1,643 178,413
Tenable Holdings, Inc. *
3,269 170,838
Upland Software, Inc. *
616 28,268
Varonis Systems, Inc. *
1,349 220,710
Verint Systems, Inc. *
562 37,755
Veritone , Inc. *(a)
4,434 126,147
VirnetX Holding Corp. (a)
80 403
Workiva , Inc. *
1,502 137,613
Yext , Inc. *
1,138 17,889
Zix Corp. *
3,091 26,675
4,365,285

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 4.2%
America's Car-Mart, Inc. *
413 45,364
Asbury Automotive Group, Inc. *
536 78,117
At Home Group, Inc. *
1,204 18,614
Bed Bath & Beyond, Inc. (a)
3,146 55,873
Boot Barn Holdings, Inc. *
935 40,541
Buckle, Inc. (The)
1,148 33,522
Camping World Holdings, Inc.,
Class A 3,427 89,273
Citi Trends, Inc.
712 35,372
Container Store Group, Inc. (The) *
3,742 35,699
GameStop Corp., Class A *(a)
3,829 72,138
Group 1 Automotive, Inc.
476 62,423
Hibbett Sports, Inc. *
1,448 66,869
Lithia Motors, Inc., Class A
1,236 361,740
Lumber Liquidators Holdings, Inc. *
2,212 67,997
MarineMax , Inc. *
1,498 52,475
Michaels Cos., Inc. (The) *
1,828 23,782
Murphy USA, Inc.
1,155 151,155
National Vision Holdings, Inc. *
3,106 140,671
ODP Corp. (The) *
2,683 78,612
Rent-A-Center, Inc.
2,899 111,003
RH *
910 407,243
Shoe Carnival, Inc.
643 25,193
Signet Jewelers Ltd.
2,024 55,194
Sleep Number Corp. *
1,053 86,198
Sonic Automotive, Inc., Class A
2,021 77,950
Sportsman's Warehouse Holdings,
Inc. * 5,662 99,368
Zumiez , Inc. *
1,102 40,531
2,412,917
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. *
2,847 45,182
Eastman Kodak Co. *(a)
5,911 48,116
Super Micro Computer, Inc. *
1,735 54,930
148,228
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. *
2,993 187,541
Deckers Outdoor Corp. *
1,224 351,019
Fossil Group, Inc. *
1,788 15,502
Lakeland Industries, Inc. *
2,046 55,754
609,816
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc. *
775 29,086
Federal Agricultural Mortgage
Corp., Class C 344 25,542
HomeStreet , Inc.
997 33,649
Meta Financial Group, Inc.
1,602 58,569
Mr Cooper Group, Inc. *
5,775 179,198
PennyMac Financial Services, Inc.
3,753 246,272
Premier Financial Corp.
906 20,838
Walker & Dunlop, Inc.
365 33,587
INVESTMENTS SHARES VALUE ($)
Thrifts & Mortgage Finance - 1.2% (continued)
Waterstone Financial, Inc.
2,000 37,640
664,381
Tobacco - 0.0% (b)
Vector Group Ltd. 1,781 20,749
Trading Companies & Distributors - 1.0%
CAI International, Inc.
1,309 40,893
GMS, Inc. *
571 17,404
H&E Equipment Services, Inc.
673 20,062
Rush Enterprises, Inc., Class A
973 40,302
SiteOne Landscape Supply, Inc. *
1,883 298,701
Systemax, Inc.
754 27,061
Textainer Group Holdings Ltd.
(China) * 2,884 55,315
Triton International Ltd.
1,310 63,548
563,286
Water Utilities - 0.2%
American States Water Co.
300 23,853
Cadiz, Inc. *(a)
2,241 23,867
Middlesex Water Co.
1,085 78,630
126,350
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 794 34,341
TOTAL COMMON STOCKS
(Cost $32,586,738) 54,615,651
SHORT-TERM INVESTMENTS - 4.8%
INVESTMENT COMPANIES - 4.8%
Limited Purpose Cash Investment
Fund, 0.03% (c)
(Cost $2,738,118) 2,738,888 2,737,792
SECURITIES LENDING COLLATERAL - 6.3%
Investment Companies - 6.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (c)(d) 1,142,255 1,142,255
Limited Purpose Cash Investment
Fund 0.03% (c)(d) 2,461,883 2,460,898
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,604,138) 3,603,153
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 106.1%
(Cost $38,928,994) 60,956,596
LIABILITIES IN EXCESS OF OTHER
ASSETS - (6.1)% (e) (3,480,479)
NET ASSETS - 100.0% 57,476,117

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 985,233 1.7%
Consumer Discretionary 9,786,903 17.0
Consumer Staples 2,252,886 3.9
Energy 556,581 1.0
Financials 3,918,341 6.8
Health Care 14,934,398 26.0
Industrials 8,425,414 14.7
Information Technology 9,927,451 17.3
Materials 1,388,910 2.4
Real Estate 2,015,272 3.5
Utilities 424,262 0.7
Short-Term Investments 2,737,792 4.8
Securities Lending Collateral 3,603,153 6.3
Total Investments In Securities
At Value 60,956,596 106.1
Liabilities in Excess of Other
Assets (e) (3,480,479) (6.1)
Net Assets
$ 57,476,117 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2020. The total value of securities on loan at December 31,
2020 was $3,483,606.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of December 31, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 23 3/2021 USD $ 2,271,020 $ 32,689
$ 32,689

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.9%
Australia - 5.3%
Afterpay Ltd. * 5,991 544,616
Aristocrat Leisure Ltd. 3,308 79,428
ASX Ltd. 900 49,947
BHP Group plc 7,337 193,729
Cochlear Ltd. 681 99,368
Coles Group Ltd. 17,900 250,089
Computershare Ltd. 5,027 56,569
CSL Ltd. 6,796 1,484,876
Evolution Mining Ltd. 21,772 83,787
Fortescue Metals Group Ltd. 59,303 1,071,155
Goodman Group, REIT 33,730 493,047
Macquarie Group Ltd. 853 91,049
Magellan Financial Group Ltd. 1,295 53,637
Newcrest Mining Ltd. 5,669 113,141
Northern Star Resources Ltd. 8,157 79,726
Ramsay Health Care Ltd. 723 34,741
REA Group Ltd. 1,574 180,298
Rio Tinto plc 12,710 956,721
Sonic Healthcare Ltd. 2,086 51,684
Wesfarmers Ltd. 11,879 461,702
Woolworths Group Ltd. 5,364 162,585
6,591,895
—
Austria - 0.0% (a)
ANDRITZ AG 491 22,508
Belgium - 0.4%
Elia Group SA/NV 467 55,741
Etablissements Franz Colruyt NV 670 39,673
UCB SA 2,857 295,121
Umicore SA 2,235 107,425
497,960
—
Brazil - 0.3%
Wheaton Precious Metals Corp. (1) 8,280 345,797
Canada - 9.9%
Agnico Eagle Mines Ltd. (1) 3,916 275,618
Algonquin Power & Utilities Corp.
(1) 7,160 117,843
Alimentation Couche-Tard, Inc.,
Class B (1) 1,865 63,559
AltaGas Ltd. (1) 8,068 118,653
Atco Ltd., Class I (1) 1,833 52,546
B2Gold Corp. (1) 33,502 187,658
Bank of Montreal (1) 463 35,202
Barrick Gold Corp. (1) 29,372 669,171
BCE, Inc. (1) 968 41,392
Brookfield Asset Management, Inc.,
Class A (1) 3,251 134,392
CAE, Inc. (1) 2,640 73,150
Canadian Apartment Properties,
REIT (1) 3,109 122,098
Canadian Imperial Bank of
Commerce (1) 866 73,966
Canadian National Railway Co. (1) 10,088 1,109,053
Canadian Pacific Railway Ltd. (1) 3,377 1,171,377
Canadian Tire Corp. Ltd., Class A
(1) 270 35,493
CI Financial Corp. (1) 4,241 52,575
INVESTMENTS SHARES VALUE ($)
Canada - 9.9% (continued)
Constellation Software, Inc. (1) 257 333,726
Dollarama, Inc. (1) 1,538 62,685
Emera, Inc. (1) 1,489 63,285
Empire Co. Ltd., Class A (1) 3,657 99,951
Enbridge, Inc. (1) 4,722 151,019
Franco-Nevada Corp. (1) 4,945 620,019
Hydro One Ltd. (1)(b) 13,272 298,722
iA Financial Corp., Inc. (1) 1,857 80,501
IGM Financial, Inc. (1) 2,139 57,991
Intact Financial Corp. (1) 2,648 313,541
International Petroleum Corp. * 3,493 7,657
Kinross Gold Corp. (1) 34,693 254,563
Magna International, Inc. (1) 1,007 71,287
Manulife Financial Corp. (1) 13,396 238,369
Metro, Inc. (1) 4,287 191,297
National Bank of Canada (1) 4,031 226,868
Pan American Silver Corp. (1) 8,898 306,876
Parkland Corp. (1) 1,513 48,009
Quebecor, Inc., Class B (1) 4,176 107,476
Ritchie Bros Auctioneers, Inc. (1) 2,812 195,464
Royal Bank of Canada (1) 4,082 335,404
Shopify, Inc., Class A (1)* 2,352 2,655,806
Thomson Reuters Corp. (1) 9,630 788,164
TMX Group Ltd. (1) 707 70,617
Topicus.com, Inc. * 477 1,803
WSP Global, Inc. (1) 2,550 241,578
Yamana Gold, Inc. (1) 21,049 120,219
12,276,643
—
Chile - 0.2%
Antofagasta plc 10,182 199,762
Lundin Mining Corp. (1) 8,824 78,334
278,096
—
China - 0.6%
BOC Hong Kong Holdings Ltd. 19,000 57,593
Prosus NV * 5,104 551,124
Wilmar International Ltd. 23,400 82,387
691,104
—
Denmark - 5.3%
Ambu A/S, Class B 5,083 218,363
AP Moller - Maersk A/S, Class B 93 206,948
Carlsberg A/S, Class B 727 116,547
Chr Hansen Holding A/S * 1,138 117,580
Coloplast A/S, Class B 2,912 445,329
Demant A/S * 2,567 101,462
DSV Panalpina A/S 3,495 587,376
Genmab A/S * 1,191 482,943
Novo Nordisk A/S, Class B 16,712 1,165,815
Novozymes A/S, Class B 1,923 109,534
Orsted A/S (b) 8,357 1,709,887
Pandora A/S 1,952 218,464
Tryg A/S 9,825 309,008
Vestas Wind Systems A/S 3,808 899,562
6,688,818
—

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Finland - 2.0%
Elisa OYJ 1,881 103,115
Fortum OYJ 10,627 256,750
Kone OYJ, Class B 7,968 649,234
Neste OYJ 6,990 507,500
Nordea Bank Abp 32,721 268,161
Orion OYJ, Class B 2,311 106,156
Sampo OYJ, Class A 2,742 117,230
Stora Enso OYJ, Class R 4,540 86,931
UPM- Kymmene OYJ 9,592 357,701
2,452,778
—
France - 4.6%
Adevinta ASA * 4,607 77,444
Airbus SE *(c) 1,068 117,207
AXA SA 6,712 160,969
BioMerieux 259 36,453
BNP Paribas SA * 6,908 364,688
Capgemini SE 1,863 289,794
Credit Agricole SA * 26,078 329,676
Dassault Systemes SE 2,145 435,048
Electricite de France SA 7,138 112,954
EssilorLuxottica SA 892 139,004
Hermes International 304 326,885
Iliad SA 513 105,301
Kering SA 176 127,729
L'Oreal SA 548 209,091
LVMH Moet Hennessy Louis
Vuitton SE 2,345 1,467,973
Orange SA 16,451 195,850
Peugeot SA * 2,366 64,794
Safran SA * 1,824 258,523
Sanofi 6,668 646,283
Sartorius Stedim Biotech 325 115,617
TOTAL SE 4,098 176,879
5,758,162
—
Germany - 8.7%
adidas AG * 664 241,566
Beiersdorf AG 1,131 130,019
Brenntag AG 2,874 223,487
Carl Zeiss Meditec AG 1,384 183,543
Daimler AG (Registered) 5,836 413,652
Delivery Hero SE *(b) 4,387 686,079
Deutsche Bank AG (Registered) * 32,560 358,127
Deutsche Boerse AG 2,616 445,432
Deutsche Post AG (Registered) 12,697 628,956
Deutsche Telekom AG (Registered) 3,600 65,709
Deutsche Wohnen SE 3,880 207,017
E.ON SE 13,802 152,833
Fresenius Medical Care AG & Co.
KGaA 799 66,627
GEA Group AG 2,237 80,011
Hannover Rueck SE 3,192 508,665
Infineon Technologies AG 22,530 860,390
Just Eat Takeaway.com NV *(b) 1,233 139,024
KION Group AG 1,843 159,829
Knorr- Bremse AG 397 54,164
Merck KGaA 2,700 463,089
INVESTMENTS SHARES VALUE ($)
Germany - 8.7% (continued)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 716 212,742
Nemetschek SE 868 64,508
Puma SE * 4,135 465,299
RWE AG 8,885 375,900
SAP SE 1,980 256,447
Scout24 AG (b) 667 54,503
Siemens AG (Registered) 9,766 1,406,759
Siemens Energy AG * 4,621 169,357
Siemens Healthineers AG (b) 3,298 169,719
Symrise AG 2,030 269,875
TeamViewer AG *(b) 1,110 59,626
Volkswagen AG 514 107,171
Vonovia SE 9,526 695,723
Zalando SE *(b) 5,041 560,718
10,936,566
—
Hong Kong - 2.5%
AIA Group Ltd. 109,600 1,335,599
CK Asset Holdings Ltd. 7,500 38,377
CLP Holdings Ltd. 17,000 157,193
Hang Seng Bank Ltd. 3,300 56,952
Henderson Land Development Co.
Ltd. 16,157 62,764
Hong Kong & China Gas Co. Ltd. 56,185 84,059
Hong Kong Exchanges & Clearing
Ltd. 11,500 630,795
Link, REIT 7,000 63,572
MTR Corp. Ltd. 16,500 92,279
New World Development Co. Ltd. 7,750 36,056
PCCW Ltd. 75,000 45,165
Sino Land Co. Ltd. 28,000 36,437
Sun Hung Kai Properties Ltd. 6,000 76,734
Swire Properties Ltd. 14,400 41,867
Techtronic Industries Co. Ltd. 20,500 293,015
WH Group Ltd. (b) 47,000 39,412
Wharf Real Estate Investment Co.
Ltd. 13,000 67,562
3,157,838
—
Italy - 2.3%
Assicurazioni Generali SpA 2,727 47,745
DiaSorin SpA 1,106 230,923
Enel SpA 102,597 1,043,898
Ferrari NV 2,809 651,524
FinecoBank Banca Fineco SpA * 3,608 59,503
Infrastrutture Wireless Italiane SpA
(b) 3,864 46,841
Intesa Sanpaolo SpA * 45,602 107,790
Moncler SpA * 3,288 202,148
Nexi SpA *(b) 7,566 150,557
Poste Italiane SpA (b) 5,728 58,590
Recordati Industria Chimica e
Farmaceutica SpA 1,537 85,471
Terna Rete Elettrica Nazionale SpA 23,336 179,318
2,864,308
—

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 25.9%
Advantest Corp. 4,700 352,039
Aeon Co. Ltd. 6,200 203,399
Ajinomoto Co., Inc. 2,900 65,713
Asahi Intecc Co. Ltd. 2,300 84,008
Bandai Namco Holdings, Inc. 2,500 216,502
Bank of Kyoto Ltd. (The) 1,000 52,138
Casio Computer Co. Ltd. 3,200 58,562
Chugai Pharmaceutical Co. Ltd. 19,200 1,024,419
Chugoku Electric Power Co., Inc.
(The) 3,000 35,207
Cosmos Pharmaceutical Corp. 1,000 161,478
CyberAgent , Inc. 1,500 103,477
Daifuku Co. Ltd. 2,300 284,615
Daiichi Sankyo Co. Ltd. 31,800 1,089,792
Daikin Industries Ltd. 2,900 645,155
Daiwa House Industry Co. Ltd. 2,900 86,225
Disco Corp. 1,000 337,033
Eisai Co. Ltd. 1,700 121,572
FANUC Corp. 200 49,370
Fast Retailing Co. Ltd. 200 179,336
FUJIFILM Holdings Corp. 2,000 105,504
Fujitsu Ltd. 3,000 433,606
GMO Payment Gateway, Inc. 1,300 174,698
Hikari Tsushin, Inc. 500 117,317
Hisamitsu Pharmaceutical Co., Inc. 1,100 65,385
Hitachi Construction Machinery Co.
Ltd. 1,500 42,650
Hitachi Ltd. 2,400 94,726
Hoya Corp. 7,100 983,313
Iida Group Holdings Co. Ltd. 2,400 48,524
Ito En Ltd. 800 50,658
ITOCHU Corp. 11,400 327,865
Itochu Techno-Solutions Corp. 3,100 110,695
Japan Real Estate Investment
Corp., REIT 17 98,232
JSR Corp. 1,600 44,612
Kakaku.com, Inc. 3,100 84,857
Kansai Paint Co. Ltd. 2,200 67,816
Kao Corp. 1,800 139,061
KDDI Corp. 2,400 71,161
Keihan Holdings Co. Ltd. 2,600 124,652
Keio Corp. 1,000 77,585
Keisei Electric Railway Co. Ltd. 1,200 40,620
Keyence Corp. 2,600 1,462,545
Kikkoman Corp. 3,800 264,468
Kobayashi Pharmaceutical Co. Ltd. 1,300 158,894
Kobe Bussan Co. Ltd. 6,400 196,640
Konami Holdings Corp. 2,600 146,292
Kose Corp. 600 102,528
Kubota Corp. 2,100 45,880
Kyocera Corp. 900 55,241
Kyowa Kirin Co. Ltd. 5,400 147,463
Lasertec Corp. 3,100 363,856
Lion Corp. 4,900 118,701
M3, Inc. 11,600 1,095,821
Makita Corp. 800 40,126
Marui Group Co. Ltd. 3,700 65,157
McDonald's Holdings Co. Japan
Ltd. 3,000 145,384
MEIJI Holdings Co. Ltd. 1,100 77,418
INVESTMENTS SHARES VALUE ($)
Japan - 25.9% (continued)
Mercari , Inc. * 2,100 93,090
Mitsubishi Corp. 4,100 101,073
Mitsubishi Electric Corp. 3,100 46,852
Mitsui & Co. Ltd. 5,500 100,839
Miura Co. Ltd. 1,400 78,159
MonotaRO Co. Ltd. 5,200 264,102
Murata Manufacturing Co. Ltd. 7,300 660,866
Nexon Co. Ltd. 11,200 345,575
Nidec Corp. 6,400 809,651
Nihon M&A Center, Inc. 2,800 187,245
Nintendo Co. Ltd. 1,500 962,912
Nippon Building Fund, Inc., REIT 7 40,598
Nippon Express Co. Ltd. 1,000 67,267
Nippon Paint Holdings Co. Ltd. 4,800 527,436
Nippon Prologis REIT, Inc., REIT * 20 62,481
Nippon Telegraph & Telephone
Corp. 4,200 107,768
Nissan Chemical Corp. 1,200 75,245
Nisshin Seifun Group, Inc. 3,700 58,940
Nissin Foods Holdings Co. Ltd. 1,800 154,288
Nitori Holdings Co. Ltd. 1,900 397,293
Nitto Denko Corp. 500 44,790
Nomura Holdings, Inc. 11,100 58,686
Nomura Real Estate Master Fund,
Inc., REIT 36 51,518
Nomura Research Institute Ltd. 11,150 398,875
NTT Data Corp. 12,500 171,104
Obayashi Corp. 5,200 44,900
Obic Co. Ltd. 2,600 522,542
Olympus Corp. 20,100 440,067
Omron Corp. 1,400 124,980
Ono Pharmaceutical Co. Ltd. 9,300 280,254
Oracle Corp. Japan 1,700 221,603
Oriental Land Co. Ltd. 2,600 429,601
Otsuka Corp. 1,500 79,121
Otsuka Holdings Co. Ltd. 900 38,562
Pan Pacific International Holdings
Corp. 9,200 212,554
PeptiDream , Inc. * 800 40,694
Rakuten , Inc. 5,800 55,812
Recruit Holdings Co. Ltd. 7,200 302,421
Renesas Electronics Corp. * 13,300 139,211
Santen Pharmaceutical Co. Ltd. 2,300 37,355
Secom Co. Ltd. 900 83,027
SG Holdings Co. Ltd. 5,800 158,144
Sharp Corp. * 4,300 65,336
Shimadzu Corp. 4,600 178,802
Shimano, Inc. 1,100 257,487
Shimizu Corp. 6,600 48,043
Shin-Etsu Chemical Co. Ltd. 4,600 807,373
Shionogi & Co. Ltd. 3,900 213,219
Shiseido Co. Ltd. 3,800 263,052
SMC Corp. 800 488,590
SoftBank Group Corp. 16,600 1,288,742
Sohgo Security Services Co. Ltd. 2,000 103,750
Sony Corp. 14,900 1,501,446
Square Enix Holdings Co. Ltd. 1,700 103,072
Stanley Electric Co. Ltd. 1,500 48,389
SUMCO Corp. 3,600 79,050
Sundrug Co. Ltd. 1,100 43,964

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 25.9% (continued)
Suzuki Motor Corp. 900 41,720
Sysmex Corp. 1,700 204,555
Taisei Corp. 1,900 65,547
TDK Corp. 1,900 286,679
Terumo Corp. 12,200 510,525
TIS, Inc. 2,400 49,199
Toho Gas Co. Ltd. 2,700 178,876
Tokio Marine Holdings, Inc. 1,800 92,739
Tokyo Electron Ltd. 2,800 1,045,976
Toyo Suisan Kaisha Ltd. 1,000 48,667
Toyota Motor Corp. 7,300 563,342
Trend Micro, Inc. 3,300 189,991
Tsuruha Holdings, Inc. 1,400 199,085
Unicharm Corp. 7,000 331,982
USS Co. Ltd. 4,900 99,083
Welcia Holdings Co. Ltd. 4,100 154,662
Yamaha Corp. 5,000 294,622
Yokogawa Electric Corp. 2,900 57,841
Z Holdings Corp. 66,900 404,828
32,327,726
—
Luxembourg - 0.1%
ArcelorMittal SA * 1,512 34,579
Eurofins Scientific SE * 880 73,781
108,360
—
Macau - 0.0% (a)
SJM Holdings Ltd. 47,000 52,695
Netherlands - 5.3%
Adyen NV *(b) 456 1,059,535
Akzo Nobel NV 1,506 161,646
Argenx SE * 280 82,511
ASML Holding NV 5,887 2,850,351
Koninklijke Ahold Delhaize NV 6,040 170,396
Koninklijke DSM NV 3,420 588,141
Koninklijke Philips NV * 14,860 800,472
Randstad NV * 1,036 67,063
Wolters Kluwer NV 10,278 867,126
6,647,241
—
Norway - 0.0% (a)
Mowi ASA 1,618 36,043
Singapore - 0.3%
Ascendas , REIT 24,300 54,856
CapitaLand Integrated Commercial
Trust, REIT 29,500 48,245
DBS Group Holdings Ltd. 2,300 43,587
Mapletree Logistics Trust, REIT 37,900 57,683
United Overseas Bank Ltd. 3,400 57,951
UOL Group Ltd. 9,700 56,561
Venture Corp. Ltd. 3,700 54,404
373,287
—
South Africa - 0.3%
Anglo American plc 9,872 325,995
Spain - 1.8%
Aena SME SA *(b) 334 58,066
Cellnex Telecom SA (b) 5,399 324,226
Endesa SA 9,654 264,799
INVESTMENTS SHARES VALUE ($)
Spain - 1.8% (continued)
Ferrovial SA 6,756 186,807
Grifols SA 2,695 78,684
Iberdrola SA 91,101 1,309,148
Red Electrica Corp. SA 2,524 51,820
2,273,550
—
Sweden - 5.8%
Alfa Laval AB * 1,561 43,109
Assa Abloy AB, Class B 13,823 341,594
Atlas Copco AB, Class A 18,497 950,680
Boliden AB 3,774 133,892
Epiroc AB, Class A 15,390 279,709
EQT AB 6,482 164,537
Essity AB, Class B 3,342 107,676
Evolution Gaming Group AB (b) 4,873 489,905
Hennes & Mauritz AB, Class B 8,210 172,345
Hexagon AB, Class B 2,034 186,481
Husqvarna AB, Class B 3,493 45,332
ICA Gruppen AB 1,355 67,778
Investment AB Latour , Class B 6,835 165,562
Investor AB, Class B 6,084 442,814
Kinnevik AB, Class B * 8,491 426,559
L E Lundbergforetagen AB, Class
B * 1,084 58,155
Nibe Industrier AB, Class B 12,207 400,314
Sandvik AB * 14,767 364,207
Skandinaviska Enskilda Banken
AB, Class A * 10,532 108,453
Skanska AB, Class B 2,417 61,595
SKF AB, Class B 6,697 174,251
Svenska Cellulosa AB SCA, Class
B * 12,196 213,237
Svenska Handelsbanken AB, Class
A * 3,889 39,201
Swedbank AB, Class A * 9,303 163,178
Swedish Match AB 6,005 467,314
Tele2 AB, Class B 6,844 90,532
Telefonaktiebolaget LM Ericsson,
Class B 25,675 305,416
Telia Co. AB 11,473 47,382
Volvo AB, Class B * 30,642 725,392
7,236,600
—
Switzerland - 6.8%
ABB Ltd. (Registered) 15,267 428,227
Alcon, Inc. * 2,426 161,077
Baloise Holding AG (Registered) 468 83,151
Barry Callebaut AG (Registered) 80 190,650
Chocoladefabriken Lindt &
Spruengli AG 18 175,450
Coca-Cola HBC AG 2,201 71,275
EMS- Chemie Holding AG
(Registered) 381 366,508
Geberit AG (Registered) 787 492,639
Givaudan SA (Registered) 140 592,315
Kuehne + Nagel International AG
(Registered) 329 74,656
Logitech International SA
(Registered) 3,447 334,686
Lonza Group AG (Registered) 1,635 1,053,214

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - 6.8% (continued)
Nestle SA (Registered) 2,353 278,151
Partners Group Holding AG 600 705,025
Roche Holding AG 4,208 1,465,641
Schindler Holding AG 229 61,930
SGS SA (Registered) 15 45,216
Sika AG (Registered) 2,589 705,744
Sonova Holding AG (Registered) * 903 234,865
STMicroelectronics NV 10,182 376,691
Straumann Holding AG
(Registered) 338 395,940
Swisscom AG (Registered) 235 126,556
Zurich Insurance Group AG 353 148,762
8,568,369
—
United Kingdom - 5.3%
3i Group plc 5,219 82,549
Admiral Group plc 1,746 69,040
Ashtead Group plc 4,765 224,436
Associated British Foods plc * 1,417 43,749
AstraZeneca plc 14,546 1,450,430
Auto Trader Group plc (b) 29,518 240,269
BAE Systems plc 37,113 247,498
Barratt Developments plc 7,602 69,498
British American Tobacco plc 7,523 279,381
Bunzl plc 6,811 227,405
Compass Group plc 22,645 422,360
Diageo plc 1,887 74,666
Direct Line Insurance Group plc 42,210 184,614
Experian plc 5,258 199,744
GlaxoSmithKline plc 17,591 321,879
Halma plc 1,785 59,780
HSBC Holdings plc 44,716 230,969
Intertek Group plc 3,758 290,269
National Grid plc 4,119 48,676
Ocado Group plc * 2,163 67,637
Persimmon plc 12,600 475,559
Prudential plc 18,655 343,028
Reckitt Benckiser Group plc 5,607 500,448
Sage Group plc (The) 32,325 256,668
Smith & Nephew plc 3,009 62,504
Spirax-Sarco Engineering plc 415 64,061
Taylor Wimpey plc 32,290 73,039
Whitbread plc * 1,309 55,445
6,665,601
—
Zambia - 0.2%
First Quantum Minerals Ltd. (1) 16,347 293,447
TOTAL COMMON STOCKS
(Cost $79,160,270) 117,471,387
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4.7%
Limited Purpose Cash Investment
Fund, 0.03% (1)(d)
(Cost $5,909,203) 5,911,065 5,908,700
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(d)(e) 35,848 35,848
Limited Purpose Cash Investment
Fund 0.03% (1)(d)(e) 77,263 77,232
TOTAL SECURITIES LENDING COLLATERAL
(Cost $113,111) 113,080
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.7%
(Cost $85,182,584) 123,493,167
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.3% (f) 1,688,381
NET ASSETS - 100.0% 125,181,548
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 5,470,743 4.4%
Consumer Discretionary 13,888,119 11.1
Consumer Staples 6,641,187 5.3
Energy 891,064 0.7
Financials 10,798,464 8.6
Health Care 19,041,582 15.2
Industrials 21,097,684 16.9
Information Technology 18,888,687 15.1
Materials 11,588,097 9.3
Real Estate 2,497,654 2.0
Utilities 6,668,106 5.3
Short-Term Investments 5,908,700 4.7
Securities Lending Collateral 113,080 0.1
Total Investment s In Securities
At Value 123,493,167 98.7
Other Assets in Excess of
Liabilities (f) 1,688,381 1.3
Net Assets
$ 125,181,548 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2020 amounted to $6,145,679, which represents approximately 4.91% of net assets of the fund.
(c) The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 was
$107,761.
(d) Represents 7-day effective yield as of December 31, 2020.

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 61 3/2021 USD $ 6,498,940 $ 47,367
$ 47,367

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.8%
Air Freight & Logistics - 1.7%
CH Robinson Worldwide, Inc.
460,472 43,224,507
Expeditors International of
Washington, Inc. 454,124 43,191,734
FedEx Corp.
46,312 12,023,521
United Parcel Service, Inc., Class
B 45,992 7,745,053
106,184,815
Banks - 1.4%
Bank of Hawaii Corp.
37,690 2,887,808
Commerce Bancshares, Inc.
36,928 2,426,169
Cullen/Frost Bankers, Inc.
28,540 2,489,544
East West Bancorp, Inc.
275,308 13,960,869
First Citizens BancShares , Inc.,
Class A 3,251 1,866,952
First Hawaiian, Inc.
130,224 3,070,682
JPMorgan Chase & Co.
22,144 2,813,838
M&T Bank Corp.
15,636 1,990,463
Popular, Inc.
42,477 2,392,305
Prosperity Bancshares, Inc.
31,798 2,205,509
SVB Financial Group *
132,112 51,236,997
Western Alliance Bancorp
58,080 3,481,896
90,823,032
Beverages - 3.7%
Boston Beer Co., Inc. (The), Class
A * 10,430 10,370,445
Brown-Forman Corp., Class B
28,757 2,284,168
Coca-Cola Co. (The)
1,482,413 81,295,529
Constellation Brands, Inc., Class A
8,379 1,835,420
Monster Beverage Corp. *
558,093 51,612,441
PepsiCo, Inc.
624,744 92,649,535
240,047,538
Biotechnology - 2.1%
AbbVie, Inc.
29,913 3,205,178
Alnylam Pharmaceuticals, Inc. *
32,161 4,179,965
Amgen, Inc.
196,562 45,193,535
Biogen, Inc. *
180,019 44,079,452
Exelixis , Inc. *
115,844 2,324,989
Regeneron Pharmaceuticals, Inc. *
41,646 20,119,599
Seagen , Inc. *
70,156 12,287,122
Vertex Pharmaceuticals, Inc. *
17,643 4,169,747
135,559,587
Capital Markets - 3.0%
BlackRock, Inc.
90,932 65,611,075
CME Group, Inc.
143,628 26,147,477
Intercontinental Exchange, Inc.
287,999 33,203,405
Northern Trust Corp.
19,462 1,812,691
S&P Global, Inc.
104,478 34,345,053
SEI Investments Co.
52,459 3,014,819
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.0% (continued)
T. Rowe Price Group, Inc.
190,058 28,772,880
192,907,400
Chemicals - 3.5%
Air Products and Chemicals, Inc.
114,815 31,369,754
Ecolab, Inc.
367,287 79,466,215
Linde plc (United Kingdom)
203,600 53,650,636
NewMarket Corp.
4,687 1,866,785
PPG Industries, Inc.
129,561 18,685,288
Sherwin-Williams Co. (The)
56,210 41,309,291
226,347,969
Commercial Services & Supplies - 1.4%
Cintas Corp.
60,979 21,553,637
Copart , Inc. *
38,099 4,848,098
Republic Services, Inc.
199,929 19,253,163
Rollins, Inc.
180,676 7,059,011
Waste Management, Inc.
307,885 36,308,878
89,022,787
Communications Equipment - 0.2%
Cisco Systems, Inc.
226,137 10,119,631
Ubiquiti, Inc.
10,244 2,853,056
12,972,687
Consumer Finance - 0.2%
Credit Acceptance Corp. *(a) 33,722 11,672,533
Containers & Packaging - 0.1%
AptarGroup, Inc. 20,164 2,760,250
Distributors - 0.0% (b)
Pool Corp. 7,011 2,611,597
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc. 1,531,220 89,959,175
Electric Utilities - 3.5%
Alliant Energy Corp.
134,337 6,922,386
American Electric Power Co., Inc.
115,758 9,639,169
Duke Energy Corp.
469,097 42,950,521
Evergy , Inc.
81,461 4,521,900
Eversource Energy
93,315 8,072,681
Exelon Corp.
255,413 10,783,537
IDACORP, Inc.
44,082 4,233,194
NextEra Energy, Inc.
1,204,732 92,945,074
OGE Energy Corp.
80,354 2,560,078
Pinnacle West Capital Corp.
189,845 15,178,108
PPL Corp.
228,043 6,430,812
Xcel Energy, Inc.
318,018 21,202,260
225,439,720
Electrical Equipment - 0.4%
Eaton Corp. plc
30,731 3,692,022
Emerson Electric Co.
24,265 1,950,178
Hubbell, Inc.
16,554 2,595,502

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 0.4% (continued)
Rockwell Automation, Inc.
59,943 15,034,304
23,272,006
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A
72,890 9,531,825
Cognex Corp.
201,251 16,157,436
Dolby Laboratories, Inc., Class A
44,313 4,304,122
Littelfuse , Inc.
9,392 2,391,767
National Instruments Corp.
41,890 1,840,647
34,225,797
Entertainment - 0.6%
Activision Blizzard, Inc.
48,165 4,472,120
Electronic Arts, Inc.
59,820 8,590,152
Netflix, Inc. *
43,080 23,294,648
Spotify Technology SA *
11,489 3,615,129
39,972,049
Equity Real Estate Investment Trusts (REITs) - 0.5%
Public Storage 124,708 28,798,818
Food & Staples Retailing - 3.9%
Casey's General Stores, Inc.
104,212 18,614,347
Costco Wholesale Corp.
248,482 93,623,048
Grocery Outlet Holding Corp. *
53,377 2,095,047
Kroger Co. (The)
1,317,758 41,851,994
Sprouts Farmers Market, Inc. *
226,307 4,548,771
Walmart, Inc.
618,823 89,203,336
249,936,543
Food Products - 4.3%
Archer-Daniels-Midland Co.
49,290 2,484,709
Campbell Soup Co.
235,962 11,408,763
Flowers Foods, Inc.
380,592 8,612,797
General Mills, Inc.
485,215 28,530,642
Hershey Co. (The)
351,678 53,571,110
Hormel Foods Corp.
1,086,401 50,637,151
Ingredion, Inc.
86,347 6,792,918
J M Smucker Co. (The)
122,622 14,175,103
Kellogg Co.
102,435 6,374,530
Lamb Weston Holdings, Inc.
127,010 10,000,767
McCormick & Co., Inc.
(Non-Voting) 316,467 30,254,245
Mondelez International, Inc., Class
A 747,936 43,731,818
Pilgrim's Pride Corp. *
98,967 1,940,743
Post Holdings, Inc. *
18,073 1,825,554
Tyson Foods, Inc., Class A
37,692 2,428,872
272,769,722
Gas Utilities - 0.3%
Atmos Energy Corp.
136,744 13,049,480
UGI Corp.
79,711 2,786,696
15,836,176
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 5.2%
Abbott Laboratories
463,274 50,723,870
ABIOMED, Inc. *
79,132 25,654,594
Align Technology, Inc. *
25,808 13,791,279
Baxter International, Inc.
34,005 2,728,561
Becton Dickinson and Co.
37,706 9,434,795
Cooper Cos., Inc. (The)
33,784 12,274,403
Danaher Corp.
181,447 40,306,637
Edwards Lifesciences Corp. *
504,977 46,069,052
Intuitive Surgical, Inc. *
79,607 65,126,487
Masimo Corp. *
40,742 10,934,338
Medtronic plc
112,448 13,172,159
ResMed , Inc.
65,780 13,982,197
Stryker Corp.
70,579 17,294,678
West Pharmaceutical Services, Inc.
40,400 11,445,724
332,938,774
Health Care Providers & Services - 1.2%
Anthem, Inc.
10,042 3,224,386
Chemed Corp.
23,887 12,722,455
Guardant Health, Inc. *
24,014 3,094,924
Henry Schein, Inc. *
201,629 13,480,915
Humana, Inc.
4,955 2,032,888
Premier, Inc., Class A
58,165 2,041,592
UnitedHealth Group, Inc.
122,559 42,978,990
79,576,150
Health Care Technology - 0.2%
Veeva Systems, Inc., Class A * 48,300 13,149,675
Household Durables - 0.1%
Garmin Ltd. 75,680 9,055,869
Household Products - 3.8%
Church & Dwight Co., Inc.
156,831 13,680,368
Clorox Co. (The)
338,917 68,434,121
Colgate-Palmolive Co.
667,416 57,070,742
Kimberly-Clark Corp.
78,465 10,579,436
Procter & Gamble Co. (The)
659,958 91,826,556
241,591,223
Industrial Conglomerates - 1.1%
3M Co.
227,033 39,683,098
Honeywell International, Inc.
127,725 27,167,108
Roper Technologies, Inc.
7,700 3,319,393
70,169,599
Insurance - 3.9%
Alleghany Corp.
5,765 3,480,273
Allstate Corp. (The)
267,859 29,445,740
Aon plc, Class A
127,922 27,026,081
Arthur J Gallagher & Co.
96,160 11,895,954
Assurant, Inc.
58,831 8,013,959
Brown & Brown, Inc.
75,396 3,574,524
Chubb Ltd.
138,577 21,329,772
CNA Financial Corp.
49,390 1,924,234
Erie Indemnity Co., Class A
36,755 9,027,028

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 3.9% (continued)
Everest Re Group Ltd.
74,783 17,505,952
Fidelity National Financial, Inc.
46,967 1,835,940
First American Financial Corp.
54,220 2,799,379
Hanover Insurance Group, Inc.
(The) 19,111 2,234,458
Markel Corp. *
4,639 4,793,479
Marsh & McLennan Cos., Inc.
189,064 22,120,488
Mercury General Corp.
36,788 1,920,702
Old Republic International Corp.
126,961 2,502,401
Progressive Corp. (The)
403,005 39,849,134
RenaissanceRe Holdings Ltd.
43,321 7,183,488
Travelers Cos., Inc. (The)
189,616 26,616,398
W R Berkley Corp.
39,421 2,618,343
White Mountains Insurance Group
Ltd. 2,117 2,118,397
249,816,124
Interactive Media & Services - 2.7%
Alphabet, Inc., Class A *
52,285 91,636,782
Facebook, Inc., Class A *
307,063 83,877,329
175,514,111
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. *
26,655 86,813,469
Booking Holdings, Inc. *
16,631 37,041,728
123,855,197
IT Services - 6.5%
Accenture plc, Class A
333,799 87,191,637
Akamai Technologies, Inc. *
171,868 18,044,421
Amdocs Ltd.
50,280 3,566,360
Automatic Data Processing, Inc.
145,594 25,653,663
Broadridge Financial Solutions, Inc.
13,087 2,004,929
Cognizant Technology Solutions
Corp., Class A 22,265 1,824,617
EPAM Systems, Inc. *
31,704 11,361,129
Global Payments, Inc.
12,177 2,623,169
Jack Henry & Associates, Inc.
42,360 6,861,896
Mastercard , Inc., Class A
253,281 90,406,120
Paychex, Inc.
143,944 13,412,702
PayPal Holdings, Inc. *
188,292 44,097,986
VeriSign, Inc. *
74,920 16,212,688
Visa, Inc., Class A
435,505 95,258,008
418,519,325
Leisure Products - 0.1%
Peloton Interactive, Inc., Class A * 22,470 3,409,148
Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.
138,944 16,463,475
Bio- Techne Corp.
24,584 7,806,649
Charles River Laboratories
International, Inc. * 15,818 3,952,286
Illumina, Inc. *
80,273 29,701,010
Mettler -Toledo International, Inc. *
28,823 32,848,997
QIAGEN NV *
123,971 6,551,867
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 2.4% (continued)
Thermo Fisher Scientific, Inc.
105,457 49,119,761
Waters Corp. *
18,651 4,614,630
151,058,675
Machinery - 1.8%
Caterpillar, Inc.
92,711 16,875,256
Cummins, Inc.
80,173 18,207,288
Donaldson Co., Inc.
31,947 1,785,198
Dover Corp.
16,880 2,131,100
Fortive Corp.
27,067 1,916,885
IDEX Corp.
29,273 5,831,182
Illinois Tool Works, Inc.
324,402 66,139,080
Lincoln Electric Holdings, Inc.
19,883 2,311,399
Toro Co. (The)
31,020 2,941,937
118,139,325
Media - 0.7%
Cable One, Inc.
6,122 13,638,102
Charter Communications, Inc.,
Class A * 34,892 23,082,803
John Wiley & Sons, Inc., Class A
50,563 2,308,706
New York Times Co. (The), Class A
127,752 6,613,721
45,643,332
Metals & Mining - 0.8%
Newmont Corp.
832,745 49,873,098
Royal Gold, Inc.
26,879 2,858,850
52,731,948
Multiline Retail - 1.7%
Dollar General Corp.
72,839 15,318,042
Ollie's Bargain Outlet Holdings,
Inc. * 56,410 4,612,646
Target Corp.
515,178 90,944,372
110,875,060
Multi-Utilities - 3.0%
Ameren Corp.
299,579 23,385,137
CMS Energy Corp.
44,983 2,744,413
Consolidated Edison, Inc.
426,965 30,856,761
Dominion Energy, Inc.
520,225 39,120,920
DTE Energy Co.
113,973 13,837,462
MDU Resources Group, Inc.
76,093 2,004,290
Public Service Enterprise Group,
Inc. 536,501 31,278,008
Sempra Energy
192,523 24,529,355
WEC Energy Group, Inc.
288,641 26,563,631
194,319,977
Personal Products - 1.4%
Estee Lauder Cos., Inc. (The),
Class A 333,787 88,850,762
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.
85,550 5,306,666
Eli Lilly and Co.
280,018 47,278,239

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 4.5% (continued)
Johnson & Johnson
591,931 93,158,101
Merck & Co., Inc.
1,124,367 91,973,221
Pfizer, Inc.
346,913 12,769,868
Zoetis, Inc.
218,092 36,094,226
286,580,321
Professional Services - 0.6%
CoStar Group, Inc. *
22,785 21,059,720
Robert Half International, Inc.
40,535 2,532,627
Verisk Analytics, Inc.
75,313 15,634,225
39,226,572
Road & Rail - 1.7%
JB Hunt Transport Services, Inc.
91,560 12,511,674
Kansas City Southern
20,968 4,280,198
Landstar System, Inc.
134,401 18,098,438
Old Dominion Freight Line, Inc.
337,076 65,790,494
Union Pacific Corp.
36,731 7,648,129
108,328,933
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. *
176,175 16,157,009
Analog Devices, Inc.
25,044 3,699,750
Broadcom, Inc.
32,808 14,364,983
Intel Corp.
460,039 22,919,143
Lam Research Corp.
19,572 9,243,269
Monolithic Power Systems, Inc.
15,625 5,722,344
NVIDIA Corp.
75,057 39,194,765
Skyworks Solutions, Inc.
165,027 25,229,328
SolarEdge Technologies, Inc. *
11,799 3,765,297
Texas Instruments, Inc.
411,294 67,505,684
Universal Display Corp.
12,256 2,816,429
Xilinx, Inc.
2,908 412,267
211,030,268
Software - 5.9%
Adobe, Inc. *
168,961 84,500,775
ANSYS, Inc. *
46,957 17,082,957
Cadence Design Systems, Inc. *
142,727 19,472,245
Citrix Systems, Inc.
20,145 2,620,864
Cloudflare , Inc., Class A *
110,029 8,361,104
Crowdstrike Holdings, Inc., Class
A * 8,167 1,729,934
Intuit, Inc.
234,382 89,030,003
Manhattan Associates, Inc. *
33,515 3,525,108
Microsoft Corp.
405,585 90,210,216
Oracle Corp.
61,492 3,977,917
Pegasystems , Inc.
13,785 1,836,989
salesforce.com, Inc. *
19,828 4,412,325
ServiceNow , Inc. *
18,077 9,950,123
Synopsys, Inc. *
16,359 4,240,907
Tyler Technologies, Inc. *
10,485 4,576,912
VMware, Inc., Class A *(a)
12,612 1,768,959
INVESTMENTS SHARES VALUE ($)
Software - 5.9% (continued)
Zoom Video Communications, Inc.,
Class A * 94,350 31,826,142
379,123,480
Specialty Retail - 2.2%
AutoZone, Inc. *
6,402 7,589,187
Best Buy Co., Inc.
200,446 20,002,506
Home Depot, Inc. (The)
289,207 76,819,163
Lowe's Cos., Inc.
187,349 30,071,388
Williams-Sonoma, Inc.
80,358 8,183,659
142,665,903
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc. 617,612 81,950,936
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc. *
90,544 31,512,029
NIKE, Inc., Class B
331,073 46,836,897
78,348,926
Thrifts & Mortgage Finance - 0.0% (b)
TFS Financial Corp. 32,095 565,835
Tobacco - 1.0%
Altria Group, Inc.
593,477 24,332,557
Philip Morris International, Inc.
501,760 41,540,710
65,873,267
Trading Companies & Distributors - 0.2%
Fastenal Co.
80,827 3,946,782
WW Grainger, Inc.
17,520 7,154,117
11,100,899
Water Utilities - 0.3%
American Water Works Co., Inc.
90,441 13,879,981
Essential Utilities, Inc.
85,894 4,061,927
17,941,908
Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc. * 681,453 91,893,937
TOTAL COMMON STOCKS
(Cost $4,337,016,558) 6,084,965,660
SHORT-TERM INVESTMENTS - 4.8%
INVESTMENT COMPANIES - 4.8%
Limited Purpose Cash Investment
Fund, 0.03% (c)(d)
(Cost $309,753,353) 309,853,797 309,729,856

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
* Non-income producing security.
(a) The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 was
$10,717,251.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of December 31, 2020.
(d) For the period ended December 31, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (c)(e) 3,464,331 3,464,331
Limited Purpose Cash Investment
Fund 0.03% (c)(d)(e) 7,466,614 7,463,627
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,930,945) 10,927,958
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $4,657,700,856) 6,405,623,474
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% (f) 10,535,240
NET ASSETS - 100.0% 6,416,158,714
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 442,982,605 6.9%
Consumer Discretionary 470,821,700 7.3
Consumer Staples 1,159,069,055 18.1
Financials 545,784,924 8.5
Health Care 998,863,181 15.6
Industrials 565,444,935 8.8
Information Technology 1,137,822,493 17.6
Materials 281,840,168 4.4
Real Estate 28,798,818 0.5
Utilities 453,537,781 7.1
Short-Term Investments 309,729,856 4.8
Securities Lending Collateral 10,927,958 0.2
Total Investments In Securities
At Value 6,405,623,474 99.8
Other Assets in Excess of
Liabilities (f) 10,535,240 0.2
Net Assets
$ 6,416,158,714 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
Affiliate
Value
At
9/30/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2020
Shares
Held At
12/31/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 4.8%
INVESTMENT COMPANIES - 4.8%
Limited Purpose
Cash Investment
Fund,
0.03% (a)
(Cost $309,753,353) $265,863,029 $566,814,327 $(522,909,923) $(49,804) $12,227 $309,729,856 309,853,797 $28,014 $29,246
SECURITIES LENDING COLLATERAL - 0.1%
Limited Purpose
Cash Investment
Fund,
0.03% (a)(b)
(Cost $7,466,614) $10,416,705 $1,873,944 $(4,825,375) $(744) $(903) $7,463,627 7,466,614 $– $–
TOTAL $(50,548) $11,324 $317,193,483 $28,014 $29,246
(a) Represents 7-day effective yield as of December 31, 2020.
(b) Securities Lending income and capital gain distributions from affiliated issuers amounted to $7,754 and $1,050, respectively, for the period ended December 31, 2020.
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 1,370 3/2021 USD $ 256,792,800 $ 5,276,250
$ 5,276,250

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 89.1%
Australia - 7.3%
AGL Energy Ltd. 194,584 1,796,083
Aristocrat Leisure Ltd. 9,038 217,011
AusNet Services 185,640 251,595
BlueScope Steel Ltd. 25,125 339,308
Brambles Ltd. 12,956 106,269
Coca-Cola Amatil Ltd. 67,390 671,482
Cochlear Ltd. 6,409 935,172
Crown Resorts Ltd. 45,154 336,057
CSL Ltd. 4,055 885,987
Fortescue Metals Group Ltd. 54,510 984,581
Magellan Financial Group Ltd. 2,322 96,173
REA Group Ltd. 20,159 2,309,162
Sonic Healthcare Ltd. 29,156 722,393
Tabcorp Holdings Ltd. 56,785 170,965
Telstra Corp. Ltd. 1,077,451 2,474,482
Treasury Wine Estates Ltd. 33,345 241,213
Washington H Soul Pattinson & Co.
Ltd. (a) 29,031 675,316
Wesfarmers Ltd. 35,699 1,387,517
WiseTech Global Ltd. 4,033 95,845
Woolworths Group Ltd. 101,929 3,089,514
17,786,125
—
Austria - 0.0% (b)
Erste Group Bank AG 3,651 111,219
Belgium - 1.6%
Ageas SA/NV 9,294 493,577
Etablissements Franz Colruyt NV 25,380 1,502,835
Groupe Bruxelles Lambert SA 7,693 775,409
KBC Group NV 8,606 602,258
Proximus SADP 9,515 187,953
UCB SA 1,727 178,395
Umicore SA 1,408 67,676
3,808,103
—
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 1,249 52,162
Yara International ASA 2,554 105,954
158,116
—
Canada - 6.4%
Agnico Eagle Mines Ltd. (1) 779 54,828
Alimentation Couche-Tard, Inc.,
Class B (1) 30,946 1,054,629
Atco Ltd., Class I (1) 2,517 72,154
Bank of Montreal (1) 1,972 149,933
Bank of Nova Scotia (The) (1) 5,419 292,896
BCE, Inc. (1) 44,461 1,901,181
Canadian Imperial Bank of
Commerce (1) 4,856 414,757
Canadian National Railway Co. (1) 8,138 894,675
Canadian Pacific Railway Ltd. (1) 2,523 875,151
Canadian Utilities Ltd., Class A (1) 22,858 558,296
CI Financial Corp. (1) 37,802 468,627
Constellation Software, Inc. (1) 431 559,674
Fortis, Inc. (1) 2,381 97,268
Franco-Nevada Corp. (1) 2,046 256,534
George Weston Ltd. (1) 1,315 98,225
INVESTMENTS SHARES VALUE ($)
Canada - 6.4% (continued)
Hydro One Ltd. (1)(c) 101,830 2,291,956
Imperial Oil Ltd. (1) 6,690 126,978
Intact Financial Corp. (1) 11,764 1,392,937
Loblaw Cos. Ltd. (1) 11,024 543,968
Magna International, Inc. (1) 13,078 925,806
Manulife Financial Corp. (1) 21,213 377,464
Metro, Inc. (1) 4,979 222,176
Rogers Communications, Inc.,
Class B (1) 10,711 498,652
Royal Bank of Canada (1) 6,459 530,715
Shaw Communications, Inc., Class
B (1) 26,354 462,525
Sun Life Financial, Inc. (1) 4,802 213,523
Thomson Reuters Corp. (1) 1,104 90,356
Topicus.com, Inc. * 801 3,028
Toronto-Dominion Bank (The) (1) 2,713 153,287
15,582,199
—
Chile - 0.4%
Lundin Mining Corp. (1) 96,976 860,892
China - 0.8%
BOC Hong Kong Holdings Ltd. 191,500 580,480
Budweiser Brewing Co. APAC Ltd.
(c) 82,400 272,195
Wilmar International Ltd. 290,100 1,021,392
Yangzijiang Shipbuilding Holdings
Ltd. 256,700 185,569
2,059,636
—
Denmark - 3.6%
Carlsberg A/S, Class B 1,027 164,641
Coloplast A/S, Class B 14,040 2,147,121
Danske Bank A/S * 75,624 1,249,870
DSV Panalpina A/S 1,792 301,167
Novo Nordisk A/S, Class B 33,152 2,312,656
Novozymes A/S, Class B 14,044 799,945
Orsted A/S (c) 7,748 1,585,282
Pandora A/S 3,271 366,083
8,926,765
—
Finland - 2.0%
Elisa OYJ 11,296 619,239
Fortum OYJ 8,088 195,407
Kone OYJ, Class B 14,784 1,204,602
Neste OYJ 21,566 1,565,774
Nokia OYJ * 134,477 519,394
Orion OYJ, Class B 6,377 292,927
Sampo OYJ, Class A 4,052 173,237
UPM- Kymmene OYJ 10,003 373,028
4,943,608
—
France - 5.3%
Air Liquide SA 5,946 974,828
AXA SA 19,381 464,802
BioMerieux 1,463 205,910
Bouygues SA 6,902 283,865
Danone SA 7,356 484,070
Dassault Systemes SE 4,025 816,349
Edenred 1,304 74,056
Electricite de France SA 59,061 934,601

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 5.3% (continued)
Engie SA * 88,296 1,353,579
Hermes International 1,908 2,051,631
Ipsen SA 568 46,967
L'Oreal SA 8,322 3,175,276
Pernod Ricard SA 849 163,048
Sanofi 5,149 499,057
Suez SA 35,367 700,948
Worldline SA *(c) 6,796 660,219
12,889,206
—
Germany - 4.1%
Allianz SE (Registered) 5,129 1,260,057
BASF SE 2,060 162,828
Beiersdorf AG 6,840 786,324
Carl Zeiss Meditec AG 969 128,507
Commerzbank AG * 18,494 119,517
Evonik Industries AG 4,769 155,873
Fresenius Medical Care AG & Co.
KGaA 6,194 516,502
FUCHS PETROLUB SE
(Preference) 12,997 733,323
Hannover Rueck SE 1,051 167,483
HeidelbergCement AG 1,717 127,840
Henkel AG & Co. KGaA
(Preference) 9,820 1,107,249
Infineon Technologies AG 7,378 281,756
KION Group AG 1,830 158,701
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 331 98,349
Nemetschek SE 1,516 112,667
SAP SE 11,787 1,526,637
Siemens Healthineers AG (c) 12,718 654,485
Telefonica Deutschland Holding AG 363,114 1,000,117
thyssenkrupp AG * 20,799 206,099
Uniper SE 17,399 602,873
United Internet AG (Registered) 4,273 179,872
10,087,059
—
Hong Kong - 2.9%
CLP Holdings Ltd. 144,000 1,331,517
Hang Seng Bank Ltd. 15,900 274,403
HK Electric Investments & HK
Electric Investments Ltd. (d) 1,510,500 1,486,629
Hong Kong & China Gas Co. Ltd. 769,036 1,150,561
MTR Corp. Ltd. 149,500 836,100
Power Assets Holdings Ltd. 363,500 1,968,582
7,047,792
—
Italy - 1.0%
Assicurazioni Generali SpA 21,820 382,033
DiaSorin SpA 5,725 1,195,327
Enel SpA 84,730 862,105
2,439,465
—
Japan - 29.3%
ABC-Mart, Inc. 17,800 989,722
Ajinomoto Co., Inc. 4,500 101,969
Amada Co. Ltd. 22,000 242,092
Asahi Group Holdings Ltd. 7,100 292,394
INVESTMENTS SHARES VALUE ($)
Japan - 29.3% (continued)
Asahi Kasei Corp. 17,500 179,377
Astellas Pharma, Inc. 91,100 1,410,571
Bandai Namco Holdings, Inc. 15,500 1,342,312
Bridgestone Corp. 23,400 767,423
Calbee , Inc. 67,900 2,046,812
Canon, Inc. 26,100 505,623
Casio Computer Co. Ltd. 8,400 153,724
Chiba Bank Ltd. (The) 21,300 117,539
Chugai Pharmaceutical Co. Ltd. 23,400 1,248,510
Chugoku Electric Power Co., Inc.
(The) 11,900 139,653
Dai Nippon Printing Co. Ltd. 4,400 79,146
Daicel Corp. 23,100 168,845
Eisai Co. Ltd. 10,600 758,040
Fast Retailing Co. Ltd. 1,800 1,614,024
FUJIFILM Holdings Corp. 20,000 1,055,040
Fujitsu Ltd. 900 130,082
Hakuhodo DY Holdings, Inc. 16,400 225,349
Hamamatsu Photonics KK 10,300 589,303
Hino Motors Ltd. 20,300 173,297
Hisamitsu Pharmaceutical Co., Inc. 7,400 439,862
Hitachi Metals Ltd. 4,600 69,938
Hoshizaki Corp. 4,600 422,392
Hoya Corp. 21,100 2,922,240
ITOCHU Corp. 22,500 647,103
Japan Post Bank Co. Ltd. 167,000 1,372,678
Japan Post Holdings Co. Ltd. 23,300 181,487
Japan Tobacco, Inc. 50,200 1,023,436
JGC Holdings Corp. 19,900 186,387
Kakaku.com, Inc. 7,400 202,563
Kamigumi Co. Ltd. 27,000 493,246
Kansai Paint Co. Ltd. 12,200 376,069
Kao Corp. 15,900 1,228,374
KDDI Corp. 80,800 2,395,740
Keyence Corp. 1,300 731,272
Kikkoman Corp. 1,100 76,557
Kirin Holdings Co. Ltd. 24,500 578,518
Kobayashi Pharmaceutical Co. Ltd. 4,800 586,686
Koito Manufacturing Co. Ltd. 2,900 197,362
Kose Corp. 1,800 307,584
Kubota Corp. 8,500 185,705
Kyocera Corp. 7,000 429,649
Kyowa Kirin Co. Ltd. 10,800 294,927
Lawson, Inc. 7,100 330,406
Lion Corp. 24,700 598,352
Makita Corp. 3,500 175,550
Maruichi Steel Tube Ltd. 3,400 75,318
McDonald's Holdings Co. Japan
Ltd. 9,900 479,766
Medipal Holdings Corp. 37,200 699,557
MEIJI Holdings Co. Ltd. 4,700 330,785
Mitsubishi Electric Corp. 6,100 92,193
Mitsubishi Heavy Industries Ltd. 3,900 119,442
Mitsubishi UFJ Financial Group,
Inc. 49,700 220,053
Mitsui & Co. Ltd. 28,300 518,861
Mizuho Financial Group, Inc. 58,510 742,620
Murata Manufacturing Co. Ltd. 1,500 135,794
Nexon Co. Ltd. 61,500 1,897,577
NH Foods Ltd. 2,100 92,493

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 29.3% (continued)
Nintendo Co. Ltd. 2,300 1,476,465
Nippon Paint Holdings Co. Ltd. 1,100 120,871
Nippon Telegraph & Telephone
Corp. 83,900 2,152,789
Nissan Chemical Corp. 3,000 188,114
Nisshin Seifun Group, Inc. 8,600 136,996
Nissin Foods Holdings Co. Ltd. 7,100 608,580
Nitori Holdings Co. Ltd. 2,100 439,113
Nitto Denko Corp. 12,800 1,146,625
Nomura Research Institute Ltd. 20,761 742,694
Obayashi Corp. 16,500 142,470
Obic Co. Ltd. 500 100,489
Omron Corp. 12,600 1,124,819
Ono Pharmaceutical Co. Ltd. 5,800 174,782
Oracle Corp. Japan 7,300 951,589
Osaka Gas Co. Ltd. 75,500 1,547,567
Otsuka Corp. 11,800 622,415
Otsuka Holdings Co. Ltd. 12,600 539,865
Panasonic Corp. 12,200 142,218
PeptiDream , Inc. * 1,800 91,561
Pola Orbis Holdings, Inc. 6,700 136,054
Recruit Holdings Co. Ltd. 13,300 558,639
Renesas Electronics Corp. * 97,100 1,016,345
Resona Holdings, Inc. 24,100 84,369
Rinnai Corp. 12,100 1,406,530
Ryohin Keikaku Co. Ltd. 7,000 143,252
Secom Co. Ltd. 9,300 857,941
Seiko Epson Corp. 11,200 166,433
Sekisui Chemical Co. Ltd. 20,500 388,707
Sekisui House Ltd. 5,600 114,082
Seven & i Holdings Co. Ltd. 54,500 1,929,877
Shimamura Co. Ltd. 2,200 231,165
Shin-Etsu Chemical Co. Ltd. 600 105,310
Shionogi & Co. Ltd. 16,400 896,614
Shizuoka Bank Ltd. (The) 76,700 563,002
SMC Corp. 500 305,369
SoftBank Corp. 148,800 1,867,737
Square Enix Holdings Co. Ltd. 2,000 121,261
Stanley Electric Co. Ltd. 11,100 358,080
Sumitomo Dainippon Pharma Co.
Ltd. 13,100 193,611
Sumitomo Mitsui Financial Group,
Inc. 8,300 257,285
Sundrug Co. Ltd. 33,700 1,346,885
Suntory Beverage & Food Ltd. 38,600 1,367,189
Suzuken Co. Ltd. 2,800 101,287
Suzuki Motor Corp. 5,000 231,778
Sysmex Corp. 11,500 1,383,756
T&D Holdings, Inc. 45,500 538,213
TIS, Inc. 40,700 834,331
Toho Gas Co. Ltd. 9,500 629,379
Tohoku Electric Power Co., Inc. 5,900 48,694
Tokio Marine Holdings, Inc. 6,400 329,738
Tokyo Electric Power Co. Holdings,
Inc. * 22,200 58,639
Tokyo Gas Co. Ltd. 33,400 773,049
Toray Industries, Inc. 16,200 96,089
Toyo Suisan Kaisha Ltd. 37,000 1,800,679
Toyota Motor Corp. 3,800 293,246
Unicharm Corp. 17,900 848,925
INVESTMENTS SHARES VALUE ($)
Japan - 29.3% (continued)
USS Co. Ltd. 26,800 541,921
Welcia Holdings Co. Ltd. 2,200 82,989
Yamada Holdings Co. Ltd. 84,200 447,356
72,095,217
—
Macau - 0.5%
Galaxy Entertainment Group Ltd. 88,000 685,040
Sands China Ltd. 118,400 517,100
1,202,140
—
Netherlands - 1.9%
Adyen NV *(c) 62 144,060
Akzo Nobel NV 3,675 394,455
ASML Holding NV 2,274 1,101,019
Koninklijke Ahold Delhaize NV 41,543 1,171,984
Randstad NV * 27,531 1,782,155
4,593,673
—
Norway - 1.3%
Gjensidige Forsikring ASA 32,786 731,763
Mowi ASA 26,986 601,140
Norsk Hydro ASA 35,780 166,523
Orkla ASA 66,777 677,949
Telenor ASA 58,817 998,404
3,175,779
—
Singapore - 2.8%
DBS Group Holdings Ltd. 64,400 1,220,427
Genting Singapore Ltd. 1,095,500 705,547
Jardine Cycle & Carriage Ltd. 4,500 66,667
Oversea-Chinese Banking Corp.
Ltd. 271,600 2,069,727
Singapore Telecommunications Ltd. 1,054,800 1,841,830
United Overseas Bank Ltd. 55,000 937,443
6,841,641
—
Spain - 2.0%
Amadeus IT Group SA 12,017 887,062
Endesa SA 12,814 351,474
Iberdrola SA 72,838 1,046,704
Industria de Diseno Textil SA 36,497 1,158,408
Mapfre SA 116,563 227,798
Red Electrica Corp. SA 54,683 1,122,701
4,794,147
—
Sweden - 2.9%
Atlas Copco AB, Class A 8,423 432,912
Essity AB, Class B 42,489 1,368,961
ICA Gruppen AB 8,002 400,265
Investor AB, Class B 6,889 501,404
L E Lundbergforetagen AB, Class
B * 10,068 540,136
Securitas AB, Class B 32,184 519,244
Skandinaviska Enskilda Banken
AB, Class A * 18,683 192,388
Skanska AB, Class B 34,046 867,629
Swedish Match AB 10,408 809,959
Tele2 AB, Class B 22,824 301,916
Telia Co. AB 131,737 544,055

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Sweden - 2.9% (continued)
Volvo AB, Class B * 28,812 682,070
7,160,939
—
Switzerland - 6.1%
Alcon, Inc. * 2,131 141,490
Chocoladefabriken Lindt &
Spruengli AG 35 341,154
Coca-Cola HBC AG 16,132 522,403
Credit Suisse Group AG
(Registered) 39,015 503,718
EMS- Chemie Holding AG
(Registered) 590 567,558
Geberit AG (Registered) 400 250,388
Kuehne + Nagel International AG
(Registered) 4,123 935,585
LafargeHolcim Ltd. (Registered) * 4,636 254,460
Nestle SA (Registered) 18,834 2,226,393
Novartis AG (Registered) 10,651 1,002,876
Partners Group Holding AG 250 293,761
Roche Holding AG 6,230 2,169,900
Schindler Holding AG 2,064 558,184
SGS SA (Registered) 444 1,338,381
Sika AG (Registered) 1,361 370,999
Sonova Holding AG (Registered) * 6,061 1,576,427
Swatch Group AG (The) 414 112,543
Swiss Life Holding AG (Registered)
* 1,252 584,021
Swisscom AG (Registered) 1,350 727,026
UBS Group AG (Registered) 24,188 340,563
Zurich Insurance Group AG 603 254,117
15,071,947
—
United Kingdom - 5.8%
Admiral Group plc 18,946 749,160
Associated British Foods plc * 37,298 1,151,564
AstraZeneca plc 6,746 672,666
Aviva plc 105,018 467,124
Barclays plc 334,592 671,223
Barratt Developments plc 19,650 179,642
Berkeley Group Holdings plc 1,377 89,075
Burberry Group plc * 5,146 125,666
Diageo plc 41,987 1,661,373
Direct Line Insurance Group plc 351,389 1,536,872
GlaxoSmithKline plc 17,766 325,082
J Sainsbury plc 169,635 521,408
Kingfisher plc * 97,639 360,790
Mondi plc 24,674 578,158
National Grid plc 71,175 841,105
Next plc * 5,272 508,359
Ocado Group plc * 4,578 143,155
Persimmon plc 19,831 748,477
Reckitt Benckiser Group plc 16,731 1,493,312
Sage Group plc (The) 40,221 319,364
Smith & Nephew plc 27,031 561,501
Tesco plc 141,477 446,468
Wm Morrison Supermarkets plc 44,002 106,472
14,258,016
—
INVESTMENTS SHARES VALUE ($)
United States - 0.3%
Ferguson plc 3,146 382,240
QIAGEN NV * 8,456 438,520
820,760
—
Zambia - 0.7%
First Quantum Minerals Ltd. (1) 100,700 1,807,679
TOTAL COMMON STOCKS
(Cost $170,236,579) 218,522,123
SHORT-TERM INVESTMENTS - 9.5%
INVESTMENT COMPANIES - 9.5%
Limited Purpose Cash Investment
Fund, 0.03% (1)(e)
(Cost $23,222,492) 23,230,523 23,221,230
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.6%
(Cost $193,459,071) 241,743,353
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.4% (f) 3,526,400
NET ASSETS - 100.0% 245,269,753
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 24,385,896 10.0%
Consumer Discretionary 21,137,323 8.6
Consumer Staples 43,951,582 17.9
Energy 2,368,067 1.0
Financials 27,071,633 11.0
Health Care 28,765,049 11.7
Industrials 17,885,079 7.3
Information Technology 16,237,007 6.6
Materials 12,922,086 5.3
Utilities 23,798,401 9.7
Short-Term Investments 23,221,230 9.5
Total Investments In Securities
At Value 241,743,353 98.6
Other Assets in Excess of
Liabilities (f) 3,526,400 1.4
Net Assets
$ 245,269,753 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2020. The total value of securities on loan at December 31,
2020 was $107,340; additional non-cash collateral of $111,436 was received.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2020 amounted to $5,608,197, which represents approximately
2.29% of net assets of the fund.

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2020 (Unaudited)
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31,
2020, the value of these securities amounted to $1,486,629 or
0.61% of net assets.
(e) Represents 7-day effective yield as of December 31, 2020.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 224 3/2021 USD $ 23,864,960 $ (138,335)
$ (138,335)

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 87.4%
Australia - 3.7%
Afterpay Ltd. * 2,500 227,264
ASX Ltd. 891 49,448
Aurizon Holdings Ltd. 150,942 453,495
BHP Group Ltd. 14,837 484,793
BHP Group plc 38,092 1,005,795
BlueScope Steel Ltd. 23,356 315,418
CIMIC Group Ltd. * 4,661 87,674
Coles Group Ltd. 14,669 204,947
Dexus, REIT 14,068 102,034
Fortescue Metals Group Ltd. 215,556 3,893,460
Goodman Group, REIT 25,367 370,801
GPT Group (The), REIT 42,925 149,307
Lendlease Corp. Ltd. 2,927 29,594
Mirvac Group, REIT 95,677 194,317
Newcrest Mining Ltd. 27,089 540,636
Rio Tinto plc 26,769 2,014,986
Scentre Group, REIT 90,560 194,522
Sonic Healthcare Ltd. 22,568 559,163
South32 Ltd. 696,309 1,330,762
Stockland, REIT 49,658 160,324
Vicinity Centres, REIT 97,628 120,714
12,489,454
—
Belgium - 0.2%
Ageas SA/NV 7,128 378,547
Proximus SADP 7,184 141,908
520,455
—
Canada - 3.0%
Agnico Eagle Mines Ltd. (1) 6,215 437,428
Barrick Gold Corp. (1) 65,791 1,498,892
Canadian Tire Corp. Ltd., Class A
(1) 1,130 148,545
CGI, Inc. (1)* 7,276 577,267
CI Financial Corp. (1) 7,127 88,353
Constellation Software, Inc. (1) 488 633,691
Cronos Group, Inc. (1)* 3,342 23,209
Great-West Lifeco, Inc. (1) 1,345 32,069
Keyera Corp. (1) 16,870 299,787
Kinross Gold Corp. (1) 342,143 2,510,501
Manulife Financial Corp. (1) 46,495 827,333
Onex Corp. (1) 7,148 410,270
Open Text Corp. (1) 2,151 97,740
Pan American Silver Corp. (1) 5,955 205,377
Power Corp. of Canada (1) 7,139 163,935
RioCan, REIT (1) 11,451 150,683
Shopify, Inc., Class A (1)* 219 247,288
Teck Resources Ltd., Class B (1) 31,454 570,813
Thomson Reuters Corp. (1) 1,806 147,811
Topicus.com, Inc. * 907 3,429
Yamana Gold, Inc. (1) 185,557 1,059,784
10,134,205
—
Chile - 0.0% (a)
Antofagasta plc 4,693 92,073
China - 0.2%
Yangzijiang Shipbuilding Holdings
Ltd. 749,000 541,455
INVESTMENTS SHARES VALUE ($)
Denmark - 0.8%
Danske Bank A/S * 5,712 94,405
Pandora A/S 22,444 2,511,883
2,606,288
—
Finland - 0.7%
Kone OYJ, Class B 3,786 308,484
Nokia OYJ * 243,200 939,317
Orion OYJ, Class B 2,148 98,668
UPM-Kymmene OYJ 18,302 682,512
Wartsila OYJ Abp 18,230 182,453
2,211,434
—
France - 3.2%
Atos SE * 21,123 1,928,861
BNP Paribas SA * 9,012 475,763
Carrefour SA 96,303 1,649,133
Cie de Saint-Gobain 38,731 1,781,332
Cie Generale des Etablissements
Michelin SCA 5,465 703,656
CNP Assurances * 27,150 441,107
Electricite de France SA 45,019 712,396
Orange SA 12,014 143,027
Peugeot SA * 58,773 1,609,537
Publicis Groupe SA 9,127 453,624
Sanofi 5,148 498,960
Societe Generale SA * 5,908 122,819
Unibail-Rodamco-Westfield, REIT 3,473 270,494
10,790,709
—
Germany - 2.2%
Bayerische Motoren Werke AG 13,685 1,207,792
Brenntag AG 3,532 274,654
Commerzbank AG * 19,998 129,237
Continental AG 1,907 283,829
Daimler AG (Registered) 1,423 100,861
Deutsche Post AG (Registered) 16,638 824,176
Fresenius Medical Care AG & Co.
KGaA 11,198 933,772
Fresenius SE & Co. KGaA 1,365 63,120
HeidelbergCement AG 2,349 174,896
HOCHTIEF AG 8,754 851,866
KION Group AG 1,045 90,625
Knorr-Bremse AG 1,596 217,748
LANXESS AG 3,711 282,224
Porsche Automobil Holding SE
(Preference) 865 59,751
Uniper SE 8,353 289,430
Volkswagen AG (Preference) 8,832 1,650,558
7,434,539
—
Hong Kong - 1.0%
CK Asset Holdings Ltd. 201,000 1,028,497
CK Infrastructure Holdings Ltd. 2,749 14,763
Henderson Land Development Co.
Ltd. 35,000 135,963
Hong Kong Exchanges & Clearing
Ltd. 5,269 289,014
Kerry Properties Ltd. 63,500 160,609
Link, REIT 18,329 166,460
PCCW Ltd. 19,406 11,686

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 1.0% (continued)
WH Group Ltd. (b) 1,746,000 1,464,112
3,271,104
—
Italy - 0.6%
Assicurazioni Generali SpA 44,826 784,831
Atlantia SpA * 7,178 129,620
DiaSorin SpA 1,885 393,571
Poste Italiane SpA (b) 12,443 127,277
Prysmian SpA 6,387 227,330
Telecom Italia SpA 574,091 266,464
UniCredit SpA * 9,547 89,450
2,018,543
—
Japan - 6.0%
Aeon Mall Co. Ltd. 700 11,561
Aisin Seiki Co. Ltd. 16,000 479,828
Alfresa Holdings Corp. 4,700 86,148
Astellas Pharma, Inc. 13,700 212,128
Brother Industries Ltd. 32,400 668,849
Chubu Electric Power Co., Inc. 10,700 129,127
Daito Trust Construction Co. Ltd. 486 45,419
Daiwa House Industry Co. Ltd. 2,451 72,875
Disco Corp. 500 168,516
ENEOS Holdings, Inc. 25,500 91,588
Fujitsu Ltd. 11,411 1,649,295
Honda Motor Co. Ltd. 24,000 677,191
Hoya Corp. 1,900 263,140
Hulic Co. Ltd. 1,500 16,500
ITOCHU Corp. 9,000 258,841
Japan Post Insurance Co. Ltd. 22,400 459,292
Japan Real Estate Investment
Corp., REIT 30 173,350
Japan Retail Fund Investment
Corp., REIT 107 194,734
Kajima Corp. 30,400 407,816
Kamigumi Co. Ltd. 1,400 25,576
KDDI Corp. 4,400 130,461
Lion Corp. 6,700 162,306
Marubeni Corp. 64,200 427,727
Mitsubishi Corp. 8,800 216,936
Mitsubishi Estate Co. Ltd. 5,764 92,644
Mitsui Fudosan Co. Ltd. 4,598 96,280
Nexon Co. Ltd. 7,400 228,326
NGK Spark Plug Co. Ltd. 31,000 529,386
Nintendo Co. Ltd. 4,100 2,631,961
Nippon Building Fund, Inc., REIT 21 121,794
Nippon Express Co. Ltd. 2,400 161,440
Nippon Telegraph & Telephone
Corp. 20,592 528,370
Nippon Yusen KK 8,700 202,978
Nitto Denko Corp. 2,300 206,034
Nomura Holdings, Inc. 26,600 140,636
Nomura Real Estate Holdings, Inc. 1,000 22,174
Nomura Real Estate Master Fund,
Inc., REIT 117 167,432
Obayashi Corp. 110,400 953,257
Otsuka Corp. 4,000 210,988
Panasonic Corp. 23,700 276,276
Renesas Electronics Corp. * 9,200 96,296
Resona Holdings, Inc. 98,800 345,876
INVESTMENTS SHARES VALUE ($)
Japan - 6.0% (continued)
Rohm Co. Ltd. 6,000 581,645
Sekisui House Ltd. 9,700 197,606
Shimizu Corp. 56,000 407,641
Shinsei Bank Ltd. 55,400 684,403
Sony Corp. 7,100 715,453
Subaru Corp. 30,000 600,268
SUMCO Corp. 18,900 415,012
Sumitomo Electric Industries Ltd. 12,700 168,285
Sumitomo Realty & Development
Co. Ltd. 2,624 81,010
Suzuken Co. Ltd. 5,300 191,722
Taiheiyo Cement Corp. 28,800 721,414
Taisei Corp. 14,400 496,779
Tokyo Electron Ltd. 700 261,494
Tokyu Fudosan Holdings Corp. 2,900 15,491
Toshiba Corp. 30,200 845,854
Tosoh Corp. 9,100 142,180
20,567,609
—
Luxembourg - 0.0% (a)
SES SA, FDR 11,559 108,483
Malta - 0.0%
BGP Holdings plc (3)*(c) 96,388 —
Netherlands - 1.7%
ASML Holding NV 837 405,256
ING Groep NV 19,668 182,870
Koninklijke Ahold Delhaize NV 117,909 3,326,370
NXP Semiconductors NV (1) 9,255 1,471,638
Randstad NV * 2,133 138,075
Royal Dutch Shell plc, Class B 22,741 385,431
5,909,640
—
Russia - 0.3%
Evraz plc 147,202 940,756
Singapore - 0.0% (a)
Singapore Exchange Ltd. 4,067 28,567
Venture Corp. Ltd. 9,300 136,745
165,312
—
South Africa - 0.4%
Anglo American plc 43,462 1,435,212
Spain - 0.7%
Banco Santander SA 97,211 303,137
Enagas SA 50,689 1,115,145
Endesa SA 31,172 855,014
2,273,296
—
Sweden - 1.2%
Autoliv, Inc. (1) 10,255 944,486
Boliden AB 11,363 403,129
Electrolux AB, Series B 12,352 287,393
Husqvarna AB, Class B 46,736 606,537
Investor AB, Class B 2,204 160,414
Kinnevik AB, Class B * 1,380 69,327
Sandvik AB * 8,966 221,134
Skanska AB, Class B 7,160 182,466
SKF AB, Class B 6,865 178,622

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Sweden - 1.2% (continued)
Svenska Handelsbanken AB, Class
A * 105,063 1,059,038
4,112,546
—
Switzerland - 1.9%
Adecco Group AG (Registered) 11,559 769,868
Credit Suisse Group AG
(Registered) 75,524 975,081
LafargeHolcim Ltd. (Registered) * 21,744 1,193,480
Logitech International SA
(Registered) 1,014 98,454
Novartis AG (Registered) 2,015 189,728
Roche Holding AG 6,755 2,352,758
SGS SA (Registered) 37 111,532
STMicroelectronics NV 17,071 631,555
6,322,456
—
United Kingdom - 3.5%
3i Group plc 9,545 150,973
Associated British Foods plc * 14,365 443,515
Aviva plc 809,575 3,601,015
BAE Systems plc 65,607 437,518
Barclays plc 81,804 164,107
Berkeley Group Holdings plc 2,119 137,073
BT Group plc * 437,815 789,144
CK Hutchison Holdings Ltd. 388,000 2,708,952
Direct Line Insurance Group plc 138,352 605,111
Entain plc 27,983 434,039
Fiat Chrysler Automobiles NV * 7,049 127,348
GlaxoSmithKline plc 6,378 116,704
Kingfisher plc * 251,082 927,784
M&G plc 290,348 783,699
Mondi plc 7,084 165,991
Sage Group plc (The) 42,372 336,443
11,929,416
—
United States - 56.1%
3M Co. (1) 3,202 559,678
AbbVie, Inc. (1) 2,909 311,699
Accenture plc, Class A (1) 412 107,619
Adobe, Inc. (1)* 2,724 1,362,327
Advanced Micro Devices, Inc. (1)* 1,621 148,662
Alexion Pharmaceuticals, Inc. (1)* 1,287 201,081
Allstate Corp. (The) (1) 24,185 2,658,657
Alphabet, Inc., Class A (1)* 72 126,190
Alphabet, Inc., Class C (1)* 1,829 3,204,189
Altria Group, Inc. (1) 4,908 201,228
Amazon.com, Inc. (1)* 2,669 8,692,745
AMERCO (1) 445 202,012
American Tower Corp., REIT (1) 4,396 986,726
AmerisourceBergen Corp. (1) 21,116 2,064,300
AMETEK, Inc. (1) 4,638 560,920
Anthem, Inc. (1) 1,708 548,422
Apple, Inc. (1) 100,940 13,393,728
Applied Materials, Inc. (1) 26,492 2,286,260
Arrow Electronics, Inc. (1)* 33,896 3,298,081
Autodesk, Inc. (1)* 5,659 1,727,919
Automatic Data Processing, Inc. (1) 1,915 337,423
AutoZone, Inc. (1)* 870 1,031,333
INVESTMENTS SHARES VALUE ($)
United States - 56.1% (continued)
AvalonBay Communities, Inc., REIT
(1) 811 130,109
Bank of New York Mellon Corp.
(The) (1) 37,736 1,601,516
Berkshire Hathaway, Inc., Class B
(1)* 7,962 1,846,149
Best Buy Co., Inc. (1) 23,533 2,348,358
Biogen, Inc. (1)* 4,819 1,179,980
Booz Allen Hamilton Holding Corp.
(1) 2,468 215,160
BorgWarner, Inc. (1) 7,123 275,233
Bristol-Myers Squibb Co. (1) 9,640 597,969
Broadcom, Inc. (1) 5,155 2,257,117
Cadence Design Systems, Inc. (1)* 2,835 386,779
Cardinal Health, Inc. (1) 41,037 2,197,942
Cboe Global Markets, Inc. (1) 5,471 509,460
CDW Corp. (1) 1,011 133,240
CF Industries Holdings, Inc. (1) 3,747 145,046
Cisco Systems, Inc. (1) 85,986 3,847,874
Citigroup, Inc. (1) 32,103 1,979,471
Cognizant Technology Solutions
Corp., Class A (1) 5,516 452,036
Crown Castle International Corp.,
REIT (1) 1,970 313,604
Crown Holdings, Inc. (1)* 7,292 730,658
Cummins, Inc. (1) 5,106 1,159,573
CVS Health Corp. (1) 17,174 1,172,984
Digital Realty Trust, Inc., REIT (1) 849 118,444
Dollar General Corp. (1) 2,878 605,243
Dollar Tree, Inc. (1)* 7,898 853,300
Domino's Pizza, Inc. (1) 3,558 1,364,351
Dover Corp. (1) 707 89,259
DR Horton, Inc. (1) 2,052 141,424
DuPont de Nemours, Inc. (1) 4,864 345,879
Eaton Corp. plc (1) 988 118,698
Electronic Arts, Inc. (1) 3,260 468,136
Eli Lilly and Co. (1) 2,683 452,998
Equinix, Inc., REIT (1) 222 158,548
Equity Residential, REIT (1) 2,048 121,405
Facebook, Inc., Class A (1)* 18,617 5,085,419
FedEx Corp. (1) 5,580 1,448,680
Fidelity National Financial, Inc. (1) 13,928 544,446
Ford Motor Co. (1) 134,976 1,186,439
Fortinet, Inc. (1)* 909 135,014
Fortune Brands Home & Security,
Inc. (1) 1,658 142,124
Garmin Ltd. (1) 13,413 1,605,000
Gartner, Inc. (1)* 1,322 211,771
General Dynamics Corp. (1) 1,888 280,972
General Electric Co. (1) 74,086 800,129
General Motors Co. (1) 6,633 276,198
Genuine Parts Co. (1) 6,269 629,596
Gilead Sciences, Inc. (1) 20,024 1,166,598
Hartford Financial Services Group,
Inc. (The) (1) 11,603 568,315
Hologic, Inc. (1)* 1,922 139,979
Home Depot, Inc. (The) (1) 10,868 2,886,758
HP, Inc. (1) 114,722 2,821,014
Humana, Inc. (1) 2,609 1,070,394

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 56.1% (continued)
Huntington Ingalls Industries, Inc.
(1) 8,131 1,386,173
Intel Corp. (1) 93,872 4,676,702
International Business Machines
Corp. (1) 17,481 2,200,508
Interpublic Group of Cos., Inc.
(The) (1) 8,076 189,948
Intuit, Inc. (1) 2,570 976,215
JB Hunt Transport Services, Inc. (1) 4,494 614,105
Johnson & Johnson (1) 15,288 2,406,025
Johnson Controls International plc
(1) 37,027 1,725,088
Kimberly-Clark Corp. (1) 4,511 608,218
Knight-Swift Transportation
Holdings, Inc. (1) 73,585 3,077,325
Kroger Co. (The) (1) 17,168 545,256
L3Harris Technologies, Inc. (1) 2,771 523,774
Lam Research Corp. (1) 3,411 1,610,913
Lear Corp. (1) 2,453 390,101
Leidos Holdings, Inc. (1) 5,931 623,467
LKQ Corp. (1)* 40,946 1,442,937
Lockheed Martin Corp. (1) 5,859 2,079,828
Lowe's Cos., Inc. (1) 18,710 3,003,142
Mastercard, Inc., Class A (1) 5,177 1,847,878
Maxim Integrated Products, Inc. (1) 1,651 146,361
McDonald's Corp. (1) 1,714 367,790
McKesson Corp. (1) 13,634 2,371,225
Merck & Co., Inc. (1) 36,344 2,972,939
Micron Technology, Inc. (1)* 29,986 2,254,347
Microsoft Corp. (1) 42,775 9,514,015
Mohawk Industries, Inc. (1)* 835 117,693
Mosaic Co. (The) (1) 22,822 525,134
Netflix, Inc. (1)* 344 186,011
Newmont Corp. (1) 42,800 2,563,292
NIKE, Inc., Class B (1) 8,965 1,268,279
Northrop Grumman Corp. (1) 7,902 2,407,897
NortonLifeLock, Inc. (1) 7,520 156,266
NRG Energy, Inc. (1) 25,626 962,256
NVIDIA Corp. (1) 3,078 1,607,332
Old Dominion Freight Line, Inc. (1) 2,708 528,547
Omnicom Group, Inc. (1) 10,561 658,690
Oracle Corp. (1) 40,925 2,647,438
O'Reilly Automotive, Inc. (1)* 1,650 746,741
PACCAR, Inc. (1) 5,376 463,841
PayPal Holdings, Inc. (1)* 1,893 443,341
Pentair plc (1) 5,991 318,062
Perrigo Co. plc (1) 9,601 429,357
Philip Morris International, Inc. (1) 7,943 657,601
Pinterest, Inc., Class A (1)* 7,593 500,379
Procter & Gamble Co. (The) (1) 18,183 2,529,983
Prologis, Inc., REIT (1) 2,980 296,987
Public Storage, REIT (1) 2,484 573,630
PulteGroup, Inc. (1) 22,120 953,814
Qorvo, Inc. (1)* 11,438 1,901,796
QUALCOMM, Inc. (1) 1,065 162,242
Quest Diagnostics, Inc. (1) 1,486 177,087
Robert Half International, Inc. (1) 2,573 160,761
Roku, Inc. (1)* 826 274,249
Sealed Air Corp. (1) 3,238 148,268
INVESTMENTS SHARES VALUE ($)
United States - 56.1% (continued)
Sensata Technologies Holding plc
(1)* 14,945 788,199
Simon Property Group, Inc., REIT
(1) 1,723 146,937
Skyworks Solutions, Inc. (1) 6,603 1,009,467
SS&C Technologies Holdings, Inc.
(1) 15,810 1,150,178
Steel Dynamics, Inc. (1) 31,197 1,150,233
Synopsys, Inc. (1)* 3,469 899,304
Target Corp. (1) 10,886 1,921,706
Tesla, Inc. (1)* 4,581 3,232,674
Texas Instruments, Inc. (1) 5,943 975,425
Thermo Fisher Scientific, Inc. (1) 1,868 870,077
TJX Cos., Inc. (The) (1) 8,860 605,049
Tractor Supply Co. (1) 6,903 970,424
Tyson Foods, Inc., Class A (1) 16,626 1,071,379
United Parcel Service, Inc., Class
B (1) 2,743 461,921
UnitedHealth Group, Inc. (1) 2,064 723,804
VeriSign, Inc. (1)* 5,253 1,136,749
Vertex Pharmaceuticals, Inc. (1)* 4,227 999,009
Viatris, Inc. (1)* 8,191 153,499
Walgreens Boots Alliance, Inc. (1) 13,841 551,979
Walmart, Inc. (1) 16,710 2,408,747
Wayfair, Inc., Class A (1)* 1,010 228,068
Welltower, Inc., REIT (1) 3,001 193,925
Western Union Co. (The) (1) 25,797 565,986
Westrock Co. (1) 12,438 541,426
Whirlpool Corp. (1) 3,255 587,495
Workday, Inc., Class A (1)* 793 190,011
Yum! Brands, Inc. (1) 3,864 419,476
Zoom Video Communications, Inc.,
Class A (1)* 4,339 1,463,631
190,666,020
—
TOTAL COMMON STOCKS
(Cost $221,295,786) 296,541,005
SHORT-TERM INVESTMENTS - 8.4%
INVESTMENT COMPANIES - 8.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(d)(e) 5,525,941 5,525,941
Limited Purpose Cash Investment
Fund, 0.03% (1)(d) 22,903,395 22,894,234
TOTAL SHORT-TERM INVESTMENTS
(Cost $28,423,641) 28,420,175
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.8%
(Cost $249,719,427) 324,961,180
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.2% (f) 14,094,857
NET ASSETS - 100.0% 339,056,037

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 16,126,664 4.7%
Consumer Discretionary 53,536,732 15.8
Consumer Staples 15,824,774 4.7
Energy 776,806 0.2
Financials 23,925,417 7.0
Health Care 28,190,160 8.3
Industrials 35,169,299 10.4
Information Technology 83,068,639 24.5
Materials 28,458,481 8.4
Real Estate 7,385,901 2.2
Utilities 4,078,132 1.2
Short-Term Investments 28,420,175 8.4
Total Investments In Securities
At Value 324,961,180 95.8
Other Assets in Excess of
Liabilities (f ) 14,094,857 4.2
Net Assets
$ 339,056,037 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2020 amounted to $1,591,389, which represents approximately
0.47% of net assets of the fund.
(c) Security fair valued as of December 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2020 amounted to $0, which
represents approximately 0.00% of net assets of the fund.
(d) Represents 7-day effective yield as of December 31, 2020.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Total return swap contracts outstanding as of December 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 01/28/2021 HKD 47,633,250 $ 162,434
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/28/2021 HKD 50,355,150 172,819
Tel Aviv Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/27/2021 ILS 2,098,670 30,517
MSCI Israel Daily
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 USD 11,112 795
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 EUR 432,322 8,680

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 JPY 461,243,191 $ 124,577
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 EUR 1,239,830 25,855
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.65%) Monthly JPMC 03/17/2021 EUR (3,644,983) 102,710
628,387
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 03/19/2021 CHF (10,324,680) (377,791)
(377,791)
$ 250,596
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 14 1/2021 EUR $ 2,136,280 $ 14,560
Hang Seng Index 35 1/2021 HKD 6,144,283 171,700
MSCI Singapore Index 16 1/2021 SGD 391,404 (1,572)
OMXS30 Index 95 1/2021 SEK 2,168,722 (19,022)
DAX Index 16 3/2021 EUR 6,717,120 237,224
FTSE/MIB Index 174 3/2021 EUR 23,519,487 294,270
S&P 500 E-Mini Index 3 3/2021 USD 562,320 3,107
S&P/TSX 60 Index 46 3/2021 CAD 7,436,468 (71,946)
TOPIX Index 191 3/2021 JPY 33,379,450 702,967
1,331,288
Short Contracts
CAC 40 10 Euro Index (37) 1/2021 EUR (2,505,042) (2,844)
IBEX 35 Index (182) 1/2021 EUR (17,944,419) 78,567
FTSE 100 Index (262) 3/2021 GBP (23,001,897) 248,015

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
SPI 200 Index (29) 3/2021 AUD $ (3,653,783) $ 24,505
348,243
$ 1,679,531
Forward foreign currency contracts outstanding as of December 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 21,839,503 USD 16,227,681 CITG 3/17/2021 $ 619,504
AUD 21,839,497 USD 16,227,697 JPMC 3/17/2021 619,480
CAD 3,672,500 USD 2,872,669 CITG 3/17/2021 13,049
CAD 3,672,500 USD 2,872,672 JPMC 3/17/2021 13,046
CHF 1,475,500 USD 1,661,030 CITG 3/17/2021 9,147
CHF 1,475,500 USD 1,661,032 JPMC 3/17/2021 9,145
DKK 2,064,000 USD 333,357 CITG 3/17/2021 5,959
DKK 2,064,000 USD 333,358 JPMC 3/17/2021 5,959
EUR 10,970,003 USD 13,239,807 CITG 3/17/2021 183,406
EUR 10,969,997 USD 13,239,816 JPMC 3/17/2021 183,393
GBP 4,716,000 USD 6,294,002 CITG 3/17/2021 158,013
GBP 4,716,000 USD 6,294,010 JPMC 3/17/2021 158,004
HKD 3,613,500 USD 466,158 CITG 3/17/2021 33
HKD 3,613,500 USD 466,159 JPMC 3/17/2021 33
ILS 1,065,500 USD 320,959 CITG 3/17/2021 11,032
ILS 1,065,499 USD 320,959 JPMC 3/17/2021 11,032
JPY 2,684,791,000 USD 25,871,590 CITG 3/17/2021 151,225
JPY 2,684,791,000 USD 25,871,622 JPMC 3/17/2021 151,194
NOK 6,691,500 USD 767,165 CITG 3/17/2021 13,061
NOK 6,691,500 USD 767,166 JPMC 3/17/2021 13,060
NZD 33,611,504 USD 23,518,194 CITG 3/17/2021 672,836
NZD 33,611,497 USD 23,518,219 JPMC 3/17/2021 672,803
SEK 44,672,499 USD 5,266,326 CITG 3/17/2021 167,475
SEK 44,672,500 USD 5,266,333 JPMC 3/17/2021 167,468
SGD 493,003 USD 369,430 CITG 3/17/2021 3,631
SGD 492,997 USD 369,426 JPMC 3/17/2021 3,631
USD 1,942,760 CHF 1,713,500 CITG 3/17/2021 3,181
USD 1,942,758 CHF 1,713,500 JPMC 3/17/2021 3,179
USD 70,680 DKK 429,000 CITG 3/17/2021 155
USD 70,680 DKK 429,000 JPMC 3/17/2021 154
USD 235,002 EUR 192,000 CITG 3/17/2021 65
USD 235,001 EUR 192,000 JPMC 3/17/2021 64
USD 61,156 HKD 474,000 CITG 3/17/2021 3
USD 61,155 HKD 474,000 JPMC 3/17/2021 3
USD 1,453,388 NZD 2,010,500 CITG 3/17/2021 6,381
USD 1,453,386 NZD 2,010,500 JPMC 3/17/2021 6,379
Total unrealized appreciation 4,036,183
CAD 3,500 USD 2,754 CITG 3/17/2021 (4)
CAD 3,500 USD 2,754 JPMC 3/17/2021 (4)
DKK 576,000 USD 94,919 CITG 3/17/2021 (227)
DKK 576,000 USD 94,919 JPMC 3/17/2021 (227)
EUR 1,216,000 USD 1,494,715 CITG 3/17/2021 (6,783)
EUR 1,216,000 USD 1,494,717 JPMC 3/17/2021 (6,784)
HKD 604,000 USD 77,930 CITG 3/17/2021 (6)

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HKD 604,000 USD 77,930 JPMC 3/17/2021 $ (6)
ILS 23,500 USD 7,329 CITG 3/17/2021 (7)
ILS 23,500 USD 7,329 JPMC 3/17/2021 (7)
USD 3,808,034 AUD 5,145,000 CITG 3/17/2021 (160,864)
USD 3,808,029 AUD 5,145,000 JPMC 3/17/2021 (160,869)
USD 16,010,788 CAD 20,872,501 CITG 3/17/2021 (390,069)
USD 16,010,768 CAD 20,872,501 JPMC 3/17/2021 (390,089)
USD 5,395,689 CHF 4,888,000 CITG 3/17/2021 (137,233)
USD 5,395,683 CHF 4,888,000 JPMC 3/17/2021 (137,240)
USD 294,581 DKK 1,824,500 CITG 3/17/2021 (5,363)
USD 294,581 DKK 1,824,500 JPMC 3/17/2021 (5,362)
USD 500,016 EUR 419,500 CITG 3/17/2021 (13,297)
USD 500,015 EUR 419,500 JPMC 3/17/2021 (13,297)
USD 16,493,748 GBP 12,330,004 CITG 3/17/2021 (375,075)
USD 16,493,721 GBP 12,329,999 JPMC 3/17/2021 (375,095)
USD 1,794,204 HKD 13,908,000 CITG 3/17/2021 (123)
USD 1,794,202 HKD 13,908,000 JPMC 3/17/2021 (125)
USD 22,261 ILS 73,000 CITG 3/17/2021 (485)
USD 22,261 ILS 73,000 JPMC 3/17/2021 (485)
USD 6,908,518 JPY 717,472,500 CITG 3/17/2021 (45,711)
USD 6,908,510 JPY 717,472,500 JPMC 3/17/2021 (45,720)
USD 11,149,737 NOK 100,437,000 CITG 3/17/2021 (561,171)
USD 11,149,723 NOK 100,436,999 JPMC 3/17/2021 (561,183)
USD 2,878,327 NZD 4,029,000 CITG 3/17/2021 (21,444)
USD 2,878,323 NZD 4,029,000 JPMC 3/17/2021 (21,447)
USD 474,078 SEK 3,931,500 CITG 3/17/2021 (4,135)
USD 474,078 SEK 3,931,500 JPMC 3/17/2021 (4,136)
USD 171,561 SGD 229,503 CITG 3/17/2021 (2,106)
USD 171,557 SGD 229,497 JPMC 3/17/2021 (2,106)
Total unrealized depreciation (3,448,285)
Net unrealized appreciation $ 587,898

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 84.1%
Australia - 8.4%
Afterpay Ltd. * 2,649 240,809
ASX Ltd. 1,526 84,689
Aurizon Holdings Ltd. 82,923 249,136
Australia & New Zealand Banking
Group Ltd. 2,709 47,538
BHP Group Ltd. 20,027 654,374
BHP Group plc 49,810 1,315,202
BlueScope Steel Ltd. 37,499 506,416
Coles Group Ltd. 61,016 852,481
CSL Ltd. 873 190,744
Dexus , REIT 15,281 110,832
Fortescue Metals Group Ltd. 86,478 1,562,001
Goodman Group, REIT 31,460 459,866
GPT Group (The), REIT 36,710 127,690
Lendlease Corp. Ltd. 7,936 80,239
Mirvac Group, REIT 57,900 117,593
Origin Energy Ltd. 7,925 29,096
Rio Tinto Ltd. 3,088 271,563
Rio Tinto plc 24,903 1,874,526
Santos Ltd. 6,504 31,497
Scentre Group, REIT 18,450 39,630
Sonic Healthcare Ltd. 9,560 236,866
South32 Ltd. 555,498 1,061,649
Stockland, REIT 30,469 98,371
Suncorp Group Ltd. 11,632 87,536
Vicinity Centres , REIT 43,855 54,225
Wesfarmers Ltd. 2,174 84,497
Westpac Banking Corp. 2,041 30,373
10,499,439
—
Belgium - 1.2%
Ageas SA/NV 8,248 438,027
Etablissements Franz Colruyt NV 4,005 237,150
Groupe Bruxelles Lambert SA 853 85,977
KBC Group NV 2,723 190,559
Proximus SADP 9,947 196,486
Solvay SA 1,465 172,774
Telenet Group Holding NV 1,178 50,385
UCB SA 1,509 155,876
1,527,234
—
Chile - 0.1%
Antofagasta plc 7,852 154,050
China - 0.5%
Yangzijiang Shipbuilding Holdings
Ltd. 868,680 627,972
Denmark - 2.4%
Coloplast A/S, Class B 6,065 927,514
Danske Bank A/S * 5,540 91,562
Novo Nordisk A/S, Class B 13,798 962,537
Pandora A/S 9,191 1,028,636
3,010,249
—
Finland - 1.3%
Kone OYJ, Class B 6,850 558,140
Nokia OYJ * 73,220 282,799
Orion OYJ, Class B 5,227 240,102
Stora Enso OYJ, Class R 7,188 137,634
INVESTMENTS SHARES VALUE ($)
Finland - 1.3% (continued)
UPM- Kymmene OYJ 6,759 252,054
Wartsila OYJ Abp 14,575 145,872
1,616,601
—
France - 8.8%
Arkema SA 1,388 158,818
Atos SE * 14,743 1,346,268
BNP Paribas SA * 9,124 481,676
Bouygues SA 6,313 259,641
Carrefour SA 51,439 880,863
Cie de Saint-Gobain 24,145 1,110,486
Cie Generale des Etablissements
Michelin SCA 5,391 694,128
CNP Assurances * 10,902 177,125
Credit Agricole SA * 10,568 133,600
Dassault Aviation SA * 43 46,824
Electricite de France SA 52,547 831,521
Iliad SA 289 59,321
Ipsen SA 3,035 250,959
La Francaise des Jeux SAEM (a) 5,039 230,968
Legrand SA 382 34,172
Orange SA 56,248 669,634
Peugeot SA * 20,110 550,725
Publicis Groupe SA 6,727 334,341
Sanofi 13,726 1,330,366
Schneider Electric SE 3,229 466,679
SEB SA 2,035 370,031
Societe Generale SA * 7,606 158,118
Thales SA 2,990 273,563
Unibail - Rodamco -Westfield, REIT 1,741 135,598
10,985,425
—
Germany - 7.4%
Bayer AG (Registered) 8,117 478,182
Bayerische Motoren Werke AG 9,499 838,349
Brenntag AG 7,901 614,394
Continental AG 1,803 268,350
Daimler AG (Registered) 4,628 328,029
Deutsche Boerse AG 1,518 258,473
Deutsche Post AG (Registered) 7,491 371,072
Deutsche Wohnen SE 3,297 175,911
Fresenius Medical Care AG & Co.
KGaA 15,640 1,304,179
Fresenius SE & Co. KGaA 4,053 187,418
GEA Group AG 8,494 303,807
HOCHTIEF AG 7,283 708,721
KION Group AG 2,963 256,958
Knorr- Bremse AG 2,601 354,865
LANXESS AG 5,314 404,133
Porsche Automobil Holding SE
(Preference) 1,278 88,280
Uniper SE 16,295 564,619
Volkswagen AG (Preference) 7,004 1,308,935
Vonovia SE 4,674 341,361
Zalando SE *(a) 813 90,431
9,246,467
—

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 2.4%
CK Asset Holdings Ltd. 59,716 305,561
CK Infrastructure Holdings Ltd. 11,797 63,355
CLP Holdings Ltd. 4,500 41,610
Hong Kong Exchanges & Clearing
Ltd. 9,829 539,138
Kerry Properties Ltd. 216,277 547,024
Link, REIT 33,339 302,777
PCCW Ltd. 42,350 25,503
WH Group Ltd. (a) 1,340,235 1,123,856
2,948,824
—
Italy - 1.5%
Assicurazioni Generali SpA 20,852 365,085
DiaSorin SpA 1,870 390,439
Poste Italiane SpA (a) 20,086 205,455
Prysmian SpA 19,138 681,172
Telecom Italia SpA 432,699 200,837
1,842,988
—
Japan - 20.6%
Advantest Corp. 2,652 198,640
Aisin Seiki Co. Ltd. 7,500 224,919
Alfresa Holdings Corp. 11,440 209,687
Brother Industries Ltd. 58,475 1,207,127
Calbee , Inc. 5,955 179,511
Daicel Corp. 11,762 85,972
Daito Trust Construction Co. Ltd. 520 48,596
Daiwa House Industry Co. Ltd. 5,555 165,165
Disco Corp. 2,100 707,769
Electric Power Development Co.
Ltd. 4,319 59,603
ENEOS Holdings, Inc. 27,329 98,158
FUJIFILM Holdings Corp. 1,973 104,080
Fujitsu Ltd. 8,602 1,243,294
Hitachi Ltd. 10,538 415,928
Honda Motor Co. Ltd. 12,700 358,347
Hoya Corp. 3,772 522,402
Hulic Co. Ltd. 5,293 58,224
ITOCHU Corp. 7,874 226,457
Japan Post Insurance Co. Ltd. 23,756 487,096
Japan Real Estate Investment
Corp., REIT 17 98,232
Japan Retail Fund Investment
Corp., REIT 48 87,358
JGC Holdings Corp. 10,549 98,804
Kajima Corp. 2,779 37,280
Kamigumi Co. Ltd. 14,595 266,627
Koito Manufacturing Co. Ltd. 2,898 197,226
Kurita Water Industries Ltd. 1,125 43,003
Lion Corp. 15,630 378,633
Marubeni Corp. 11,608 77,337
Mebuki Financial Group, Inc. 188,603 371,612
Medipal Holdings Corp. 10,764 202,420
Mitsubishi Corp. 9,212 227,093
Mitsubishi Estate Co. Ltd. 8,284 133,147
Mitsubishi Gas Chemical Co., Inc. 26,461 608,482
Mitsui Fudosan Co. Ltd. 6,356 133,092
Murata Manufacturing Co. Ltd. 3,970 359,402
Nexon Co. Ltd. 18,307 564,861
NGK Spark Plug Co. Ltd. 28,263 482,646
INVESTMENTS SHARES VALUE ($)
Japan - 20.6% (continued)
Nintendo Co. Ltd. 3,043 1,953,428
Nippon Building Fund, Inc., REIT 23 133,393
Nitto Denko Corp. 4,433 397,108
Nomura Real Estate Holdings, Inc. 2,581 57,230
Obayashi Corp. 86,223 744,499
Olympus Corp. 15,445 338,151
Ono Pharmaceutical Co. Ltd. 1,455 43,846
Otsuka Corp. 4,698 247,806
Panasonic Corp. 15,616 182,039
Pola Orbis Holdings, Inc. 12,308 249,933
Renesas Electronics Corp. * 48,800 510,789
Resona Holdings, Inc. 122,816 429,950
Rinnai Corp. 860 99,968
Rohm Co. Ltd. 12,701 1,231,245
Sega Sammy Holdings, Inc. 5,200 82,087
Sekisui House Ltd. 12,837 261,513
SG Holdings Co. Ltd. 5,300 144,511
Shimamura Co. Ltd. 4,367 458,862
Shimizu Corp. 78,547 571,767
Shinsei Bank Ltd. 65,025 803,309
Shionogi & Co. Ltd. 907 49,587
Sony Corp. 9,400 947,220
Square Enix Holdings Co. Ltd. 929 56,326
Subaru Corp. 15,100 302,135
SUMCO Corp. 30,767 675,592
Sumitomo Electric Industries Ltd. 2,713 35,949
Sumitomo Realty & Development
Co. Ltd. 3,746 115,650
Sumitomo Rubber Industries Ltd. 12,719 109,438
Suzuken Co. Ltd. 7,680 277,816
Sysmex Corp. 2,410 289,987
Taiheiyo Cement Corp. 16,742 419,372
Taisei Corp. 17,271 595,824
Taisho Pharmaceutical Holdings
Co. Ltd. 526 35,469
Teijin Ltd. 5,955 112,062
Tokyo Electron Ltd. 2,187 816,982
Tokyu Fudosan Holdings Corp. 8,525 45,537
Toshiba Corp. 20,705 579,914
Tosoh Corp. 5,426 84,777
Toyoda Gosei Co. Ltd. 4,499 130,535
Toyota Tsusho Corp. 2,184 88,379
Yamato Holdings Co. Ltd. 7,300 186,389
25,864,604
—
Jordan - 0.1%
Hikma Pharmaceuticals plc 2,269 77,987
Macau - 0.1%
SJM Holdings Ltd. 55,745 62,500
Malta - 0.0%
BGP Holdings plc (3)*(b) 143,427 —
Netherlands - 4.5%
ASML Holding NV 4,750 2,299,841
ING Groep NV 26,302 244,552
Koninklijke Ahold Delhaize NV 47,328 1,335,186
Koninklijke Philips NV * 11,706 630,574
Koninklijke Vopak NV 1,308 68,695
Royal Dutch Shell plc, Class A 7,362 129,103

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Netherlands - 4.5% (continued)
Royal Dutch Shell plc, Class B 25,084 425,141
Wolters Kluwer NV 6,019 507,806
5,640,898
—
Russia - 0.5%
Evraz plc 98,789 631,353
Singapore - 0.6%
Ascendas , REIT 54,022 121,953
CapitaLand Integrated Commercial
Trust, REIT 69,542 113,731
Singapore Exchange Ltd. 16,921 118,853
Venture Corp. Ltd. 22,671 333,350
687,887
—
South Africa - 1.0%
Anglo American plc 38,633 1,275,748
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria
SA 45,656 226,299
Enagas SA 52,810 1,161,806
Endesa SA 43,002 1,179,498
Industria de Diseno Textil SA 7,367 233,827
Red Electrica Corp. SA 20,754 426,102
Repsol SA 25,832 260,235
3,487,767
—
Sweden - 3.6%
Atlas Copco AB, Class B 4,289 192,522
Electrolux AB, Series B 1,599 37,204
Essity AB, Class B 16,442 529,748
Evolution Gaming Group AB (a) 2,310 232,235
Husqvarna AB, Class B 48,046 623,538
ICA Gruppen AB 810 40,517
Investor AB, Class B 3,864 281,235
Sandvik AB * 32,916 811,826
Skanska AB, Class B 5,809 148,037
SKF AB, Class B 18,055 469,778
Svenska Handelsbanken AB, Class
A * 84,680 853,576
Swedish Match AB 3,333 259,377
4,479,593
—
Switzerland - 7.9%
Adecco Group AG (Registered) 12,184 811,495
Credit Suisse Group AG
(Registered) 21,699 280,153
LafargeHolcim Ltd. (Registered) * 16,486 904,880
Logitech International SA
(Registered) 2,942 285,654
Nestle SA (Registered) 9,009 1,064,966
Novartis AG (Registered) 22,225 2,092,661
Roche Holding AG 8,179 2,848,734
SGS SA (Registered) 113 340,624
Sonova Holding AG (Registered) * 1,830 475,971
STMicroelectronics NV 19,744 730,444
Swatch Group AG (The) 160 43,495
9,879,077
—
INVESTMENTS SHARES VALUE ($)
United Arab Emirates - 0.0%
NMC Health plc (3)*(b) 5,443 —
United Kingdom - 8.4%
3i Group plc 7,980 126,219
Associated British Foods plc * 14,892 459,786
Aviva plc 308,127 1,370,558
BAE Systems plc 90,965 606,625
Barclays plc 218,232 437,794
Berkeley Group Holdings plc 1,740 112,556
BP plc 177,498 612,500
BT Group plc * 348,261 627,726
CK Hutchison Holdings Ltd. 176,974 1,235,603
Compass Group plc 23,002 429,019
Direct Line Insurance Group plc 99,743 436,247
Entain plc 39,741 616,415
Fiat Chrysler Automobiles NV * 7,307 132,009
GlaxoSmithKline plc 9,466 173,209
Kingfisher plc * 243,695 900,488
London Stock Exchange Group plc 2,475 305,505
M&G plc 273,263 737,584
RELX plc 7,952 194,565
RSA Insurance Group plc 6,881 63,779
Sage Group plc (The) 45,432 360,740
Standard Chartered plc 12,837 81,514
Unilever plc 7,680 465,032
10,485,473
—
TOTAL COMMON STOCKS
(Cost $81,191,985) 105,032,136
SHORT-TERM INVESTMENTS - 8.8%
INVESTMENT COMPANIES - 8.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(c)(d) 1,644,381 1,644,381
Limited Purpose Cash Investment
Fund, 0.03% (1)(c) 9,322,680 9,318,951
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,964,375) 10,963,332
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.9%
(Cost $92,156,360) 115,995,468
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.1% (e) 8,871,611
NET ASSETS - 100.0% 124,867,079

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,738,848 3.8%
Consumer Discretionary 13,177,532 10.6
Consumer Staples 8,057,038 6.5
Energy 1,654,424 1.3
Financials 11,030,769 8.8
Health Care 14,923,682 11.9
Industrials 16,270,238 13.0
Information Technology 13,598,558 10.9
Materials 13,044,946 10.4
Real Estate 4,207,987 3.4
Utilities 4,328,114 3.5
Short-Term Investments 10,963,332 8.8
Total Investments In Securities
At Value 115,995,468 92.9
Other Assets in Excess of
Liabilities (e) 8,871,611 7.1
Net Assets
$ 124,867,079 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2020 amounted to $1,882,945, which represents approximately
1.51% of net assets of the fund.
(b) Security fair valued as of December 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2020 amounted to $0, which
represents approximately 0.00% of net assets of the fund.
(c) Represents 7-day effective yield as of December 31, 2020.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Total return swap contracts outstanding as of December 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 01/28/2021 HKD 42,189,450 $ 158,879
Tel Aviv Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/27/2021 ILS 2,398,480 33,079
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2021 EUR 2,032,596 40,811
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.65%) Monthly JPMC 03/17/2021 EUR (486,352) 13,705
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.40%) Monthly JPMC 03/17/2021 SEK (142,733) 76
246,550

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 03/19/2021 CHF (6,492,840) $ (237,409)
(237,409)
$ 9,141
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Index 28 1/2021 HKD $ 4,915,427 $ 126,299
FTSE/MIB Index 84 3/2021 EUR 11,354,235 139,946
SPI 200 Index 2 3/2021 AUD 251,985 (1,862)
TOPIX Index 132 3/2021 JPY 23,068,520 523,065
787,448
Short Contracts
Amsterdam Exchange Index (11) 1/2021 EUR (1,678,506) (8,908)
CAC 40 10 Euro Index (63) 1/2021 EUR (4,265,342) 9,062
IBEX 35 Index (25) 1/2021 EUR (2,464,893) 11,486
OMXS30 Index (128) 1/2021 SEK (2,922,067) 22,313
FTSE 100 Index (117) 3/2021 GBP (10,271,840) 105,947
139,900
$ 927,348
Forward foreign currency contracts outstanding as of December 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 8,663,552 USD 6,417,149 CITG 3/17/2021 $ 265,989
AUD 8,663,548 USD 6,417,154 JPMC 3/17/2021 265,978
CHF 475,500 USD 527,127 CITG 3/17/2021 11,111
CHF 475,500 USD 527,128 JPMC 3/17/2021 11,110
DKK 1,185,000 USD 191,322 CITG 3/17/2021 3,490
DKK 1,185,000 USD 191,322 JPMC 3/17/2021 3,489
EUR 4,756,700 USD 5,733,543 CITG 3/17/2021 86,892
EUR 4,756,700 USD 5,733,550 JPMC 3/17/2021 86,886
GBP 1,227,500 USD 1,642,284 CITG 3/17/2021 37,073
GBP 1,227,500 USD 1,642,286 JPMC 3/17/2021 37,071
HKD 1,762,000 USD 227,309 CITG 3/17/2021 13
HKD 1,762,000 USD 227,309 JPMC 3/17/2021 13
ILS 1,269,000 USD 382,146 CITG 3/17/2021 13,254
ILS 1,269,000 USD 382,146 JPMC 3/17/2021 13,254
JPY 997,794,900 USD 9,613,301 CITG 3/17/2021 58,004
JPY 997,794,900 USD 9,613,313 JPMC 3/17/2021 57,991
NOK 1,125,504 USD 125,026 CITG 3/17/2021 6,209
NOK 1,125,496 USD 125,025 JPMC 3/17/2021 6,209
NZD 10,646,501 USD 7,457,031 CITG 3/17/2021 205,517

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 10,646,499 USD 7,457,039 JPMC 3/17/2021 $ 205,509
SEK 6,000 USD 695 CITG 3/17/2021 35
SEK 6,000 USD 695 JPMC 3/17/2021 35
SGD 177,724 USD 132,967 CITG 3/17/2021 1,520
SGD 177,719 USD 132,963 JPMC 3/17/2021 1,520
USD 70,210 CHF 62,000 CITG 3/17/2021 29
USD 70,210 CHF 62,000 JPMC 3/17/2021 29
USD 17,806 DKK 108,000 CITG 3/17/2021 52
USD 17,806 DKK 108,000 JPMC 3/17/2021 52
USD 32,771 HKD 254,000 CITG 3/17/2021 2
USD 32,771 HKD 254,000 JPMC 3/17/2021 1
USD 1,559 ILS 5,000 CITG 3/17/2021 1
USD 1,559 ILS 5,000 JPMC 3/17/2021 1
USD 291,826 JPY 30,097,500 CITG 3/17/2021 101
USD 291,826 JPY 30,097,500 JPMC 3/17/2021 101
Total unrealized appreciation 1,378,541
DKK 231,000 USD 38,124 CITG 3/17/2021 (149)
DKK 231,000 USD 38,124 JPMC 3/17/2021 (149)
EUR 3,000 USD 3,672 CITG 3/17/2021 (1)
EUR 3,000 USD 3,672 JPMC 3/17/2021 (1)
HKD 322,000 USD 41,546 CITG 3/17/2021 (2)
HKD 322,000 USD 41,546 JPMC 3/17/2021 (2)
ILS 19,500 USD 6,082 CITG 3/17/2021 (6)
ILS 19,500 USD 6,082 JPMC 3/17/2021 (6)
USD 2,387,699 AUD 3,232,000 CITG 3/17/2021 (105,494)
USD 2,387,696 AUD 3,232,000 JPMC 3/17/2021 (105,497)
USD 4,042,311 CHF 3,653,900 CITG 3/17/2021 (93,683)
USD 4,042,306 CHF 3,653,900 JPMC 3/17/2021 (93,688)
USD 128,066 DKK 791,000 CITG 3/17/2021 (1,973)
USD 128,066 DKK 791,000 JPMC 3/17/2021 (1,973)
USD 2,336,782 EUR 1,951,500 CITG 3/17/2021 (51,130)
USD 2,336,779 EUR 1,951,500 JPMC 3/17/2021 (51,133)
USD 7,772,837 GBP 5,809,352 CITG 3/17/2021 (175,005)
USD 7,772,822 GBP 5,809,348 JPMC 3/17/2021 (175,015)
USD 352,769 HKD 2,734,500 CITG 3/17/2021 (20)
USD 352,769 HKD 2,734,500 JPMC 3/17/2021 (20)
USD 16,399 ILS 54,000 CITG 3/17/2021 (427)
USD 16,399 ILS 54,000 JPMC 3/17/2021 (427)
USD 4,099,575 JPY 425,318,500 CITG 3/17/2021 (22,901)
USD 4,099,569 JPY 425,318,500 JPMC 3/17/2021 (22,907)
USD 5,309 NOK 46,500 CITG 3/17/2021 (113)
USD 5,309 NOK 46,500 JPMC 3/17/2021 (113)
USD 1,760,714 SEK 14,988,000 CITG 3/17/2021 (62,372)
USD 1,760,712 SEK 14,988,000 JPMC 3/17/2021 (62,374)
USD 132,892 SGD 177,724 CITG 3/17/2021 (1,594)
USD 132,888 SGD 177,719 JPMC 3/17/2021 (1,594)
Total unrealized depreciation (1,029,769)
Net unrealized appreciation $ 348,772

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
LONG POSITIONS - 129.1%
CORPORATE BONDS - 26.9%
Aerospace & Defense - 0.1%
Hexcel Corp.
3.95%, 2/15/2027 $ 140,000 151,323
Air Freight & Logistics - 0.3%
United Parcel Service, Inc.
5.30%, 4/1/2050 280,000 421,945
Auto Components - 0.2%
Lear Corp.
5.25%, 5/15/2049 170,000 209,860
Automobiles - 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (a) 200,000 205,052
Banks - 2.3%
Bangko Sentral ng Pilipinas International Bond
(Philippines)
Series A, 8.60%, 6/15/2027 60,000 83,400
Bank of Montreal (Canada)
(USD Swap Semi 5 Year +
1.43%), 3.80%, 12/15/2032
(b) 407,000 461,331
Canadian Imperial Bank of Commerce (Canada)
3.10%, 4/2/2024 105,000 113,620
Citizens Financial Group, Inc.
3.25%, 4/30/2030 130,000 146,497
Huntington Bancshares, Inc.
2.55%, 2/4/2030 190,000 203,765
National Bank of Canada (Canada)
2.10%, 2/1/2023 430,000 444,573
SVB Financial Group
3.50%, 1/29/2025 390,000 425,073
Toronto-Dominion Bank (The) (Canada)
(USD Swap Semi 5 Year +
2.21%), 3.62%, 9/15/2031 (b) 350,000 396,659
Truist Bank
2.25%, 3/11/2030 430,000 451,141
Vnesheconombank (Russia)
6.80%, 11/22/2025 (a) 140,000 168,175
2,894,234
Biotechnology - 0.2%
Biogen, Inc.
5.20%, 9/15/2045 190,000 258,000
Building Products - 0.1%
Fortune Brands Home & Security, Inc.
3.25%, 9/15/2029 100,000 110,812
Capital Markets - 1.6%
Ameriprise Financial, Inc.
3.00%, 4/2/2025 200,000 217,733
Ares Capital Corp.
3.50%, 2/10/2023 700,000 737,398
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 110,000 168,318
KKR Group Finance Co. III LLC
5.13%, 6/1/2044 (a) 190,000 249,403
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Capital Markets - 1.6% (continued)
Morgan Stanley
3.63%, 1/20/2027 $ 460,000 526,799
Northern Trust Corp.
3.15%, 5/3/2029 100,000 113,242
2,012,893
Chemicals - 1.5%
Air Products and Chemicals, Inc.
2.05%, 5/15/2030 170,000 181,347
Celanese US Holdings LLC
3.50%, 5/8/2024 100,000 108,292
Ecolab, Inc.
4.80%, 3/24/2030 390,000 497,636
Mosaic Co. (The)
4.25%, 11/15/2023 110,000 120,061
PPG Industries, Inc.
2.55%, 6/15/2030 102,000 109,576
RPM International, Inc.
3.75%, 3/15/2027 800,000 887,626
1,904,538
Commercial Services & Supplies - 0.4%
Cintas Corp. No. 2
3.70%, 4/1/2027 421,000 485,069
Construction Materials - 0.1%
Vulcan Materials Co.
4.50%, 6/15/2047 105,000 130,072
Consumer Finance - 0.6%
American Express Co.
2.50%, 8/1/2022 710,000 732,554
Diversified Financial Services - 0.9%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035 400,000 477,419
Petronas Capital Ltd. (Malaysia)
7.88%, 5/22/2022 (a) 240,000 264,149
Voya Financial, Inc.
4.80%, 6/15/2046 330,000 418,314
1,159,882
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
3.80%, 12/1/2057 (a) 100,000 104,494
Level 3 Financing, Inc.
3.88%, 11/15/2029 (a) 370,000 410,892
515,386
Electric Utilities - 0.6%
Emera US Finance LP (Canada)
4.75%, 6/15/2046 100,000 127,880
NRG Energy, Inc.
3.75%, 6/15/2024 (a) 400,000 437,631
Oklahoma Gas and Electric Co.
3.25%, 4/1/2030 160,000 182,151
747,662
Electronic Equipment, Instruments & Components - 0.4%
Keysight Technologies, Inc.
4.60%, 4/6/2027 383,000 456,496

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equinix , Inc.
5.38%, 5/15/2027 $ 160,000 174,398
Simon Property Group LP
3.25%, 9/13/2049 280,000 286,766
461,164
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. (Canada)
2.70%, 7/26/2022 (a) 298,000 308,008
Costco Wholesale Corp.
1.60%, 4/20/2030 500,000 512,349
Walmart, Inc.
4.05%, 6/29/2048 270,000 366,402
1,186,759
Food Products - 0.2%
Smithfield Foods, Inc.
4.25%, 2/1/2027 (a) 230,000 255,499
Gas Utilities - 0.2%
National Fuel Gas Co.
4.75%, 9/1/2028 298,000 319,906
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories
4.90%, 11/30/2046 370,000 548,527
Edwards Lifesciences Corp.
4.30%, 6/15/2028 620,000 733,770
1,282,297
Health Care Providers & Services - 1.0%
Anthem, Inc.
4.63%, 5/15/2042 160,000 208,626
HCA, Inc.
5.00%, 3/15/2024 360,000 404,991
Humana, Inc.
4.95%, 10/1/2044 350,000 471,716
Montefiore Obligated Group
4.29%, 9/1/2050 200,000 218,490
1,303,823
Hotels, Restaurants & Leisure - 0.4%
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025 460,000 538,062
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc.
4.05%, 8/22/2047 450,000 594,203
Booking Holdings, Inc.
4.63%, 4/13/2030 340,000 422,477
Expedia Group, Inc.
6.25%, 5/1/2025 (a) 450,000 521,595
1,538,275
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc.
3.30%, 9/15/2029 400,000 451,004
Machinery - 0.1%
Cummins, Inc.
1.50%, 9/1/2030 120,000 120,608
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Media - 0.5%
Charter Communications Operating LLC
4.91%, 7/23/2025 $ 520,000 603,953
Metals & Mining - 0.6%
Barrick North America Finance LLC (Canada)
5.75%, 5/1/2043 100,000 145,854
Corp. Nacional del Cobre de Chile (Chile)
6.15%, 10/24/2036 (a) 110,000 152,856
Kinross Gold Corp. (Canada)
5.95%, 3/15/2024 254,000 288,999
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041 100,000 127,848
715,557
Multi-Utilities - 0.4%
CMS Energy Corp.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.12%),
4.75%, 6/1/2050 (b) 402,000 452,870
Oil, Gas & Consumable Fuels - 1.7%
ConocoPhillips
6.50%, 2/1/2039 220,000 340,245
Devon Energy Corp.
5.00%, 6/15/2045 190,000 223,796
HollyFrontier Corp.
5.88%, 4/1/2026 520,000 580,683
KazTransGas JSC (Kazakhstan)
4.38%, 9/26/2027 (a) 200,000 229,990
ONEOK, Inc.
4.95%, 7/13/2047 220,000 245,802
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026 20,000 19,930
6.50%, 3/13/2027 70,000 73,723
5.35%, 2/12/2028 130,000 128,603
6.63%, 6/15/2035 150,000 148,500
6.63%, 6/15/2038 10,000 9,620
6.50%, 6/2/2041 60,000 56,025
6.35%, 2/12/2048 150,000 135,975
2,192,892
Pharmaceuticals - 0.2%
Zoetis, Inc.
4.70%, 2/1/2043 200,000 273,874
Professional Services - 1.3%
IHS Markit Ltd.
4.75%, 2/15/2025 (a) 670,000 768,892
Verisk Analytics, Inc.
4.00%, 6/15/2025 730,000 826,945
1,595,837
Road & Rail - 0.4%
Kansas City Southern
2.88%, 11/15/2029 450,000 487,800
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Corp.
3.88%, 1/15/2027 430,000 482,592
Lam Research Corp.
4.00%, 3/15/2029 410,000 491,835

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Semiconductors & Semiconductor Equipment - 2.4% (continued)
Microchip Technology, Inc.
4.33%, 6/1/2023 $ 400,000 433,005
Micron Technology, Inc.
5.33%, 2/6/2029 390,000 487,846
NVIDIA Corp.
3.20%, 9/16/2026 97,000 109,828
QUALCOMM, Inc.
3.25%, 5/20/2027 460,000 522,134
Texas Instruments, Inc.
1.75%, 5/4/2030 440,000 456,314
2,983,554
Software - 1.0%
Adobe, Inc.
2.30%, 2/1/2030 450,000 487,072
Citrix Systems, Inc.
4.50%, 12/1/2027 520,000 611,480
Oracle Corp.
4.00%, 7/15/2046 100,000 122,746
1,221,298
Specialty Retail - 1.0%
Best Buy Co., Inc.
4.45%, 10/1/2028 550,000 658,053
Home Depot, Inc. (The)
4.50%, 12/6/2048 400,000 561,517
1,219,570
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.
4.65%, 2/23/2046 150,000 213,219
Dell International LLC
6.02%, 6/15/2026 (a) 490,000 597,773
Xerox Corp.
4.38%, 3/15/2023 (c) 350,000 367,500
1,178,492
Tobacco - 0.2%
Philip Morris International, Inc.
4.25%, 11/10/2044 250,000 314,870
Trading Companies & Distributors - 0.1%
WW Grainger, Inc.
4.60%, 6/15/2045 62,000 83,201
Water Utilities - 0.1%
American Water Capital Corp.
3.75%, 9/1/2047 100,000 122,480
Wireless Telecommunication Services - 0.5%
Sprint Spectrum Co. LLC
4.74%, 3/20/2025 (a) 400,000 433,236
T-Mobile USA, Inc.
3.88%, 4/15/2030 (a) 200,000 231,640
664,876
TOTAL CORPORATE BONDS
(Cost $31,736,830) 33,964,299
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
MORTGAGE-BACKED SECURITIES - 35.0%
UMBS, 15 Year, Single Family
TBA, 2.00%, 1/25/2036 $ 1,150,000 1,202,289
TBA, 2.50%, 1/25/2036 3,050,000 3,181,056
UMBS, 30 Year, Single Family
TBA, 2.00%, 1/25/2051 4,200,000 4,362,914
TBA, 2.50%, 1/25/2051 5,700,000 6,008,602
TBA, 3.00%, 1/25/2051 9,000,000 9,429,609
TBA, 3.50%, 1/25/2051 8,000,000 8,456,250
TBA, 4.00%, 1/25/2051 7,550,000 8,063,164
TBA, Class 360, 4.50%,
1/25/2051 3,250,000 3,522,187
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $44,108,469) 44,226,071
FOREIGN GOVERNMENT SECURITIES - 16.0%
Arab Republic of Egypt
7.50%, 1/31/2027 (a) 240,000 277,112
Buoni Poliennali del Tesoro
6.00%, 5/1/2031 (d) EUR 150,000 283,039
Canada Government Bond
2.25%, 6/1/2029 CAD 870,000 776,801
1.25%, 6/1/2030 8,600,000 7,111,874
0.50%, 12/1/2030 2,390,000 1,837,722
Commonwealth of Australia
1.50%, 6/21/2031 (d) AUD 1,440,000 1,164,142
Dominican Republic Government Bond
6.88%, 1/29/2026 (a) $ 100,000 120,626
7.45%, 4/30/2044 (a) 100,000 129,001
Export-Import Bank of India
4.00%, 1/14/2023 (d) 200,000 210,989
Federal Republic of Nigeria
7.88%, 2/16/2032 (a) 200,000 219,650
Federative Republic of Brazil
10.13%, 5/15/2027 250,000 356,565
8.25%, 1/20/2034 10,000 14,575
7.13%, 1/20/2037 30,000 40,688
Hungary Government Bond
5.75%, 11/22/2023 20,000 22,794
Japan Government Bond
0.10%, 6/20/2028 JPY 5,500,000 53,964
0.10%, 9/20/2028 8,600,000 84,384
0.10%, 12/20/2028 9,400,000 92,206
0.10%, 3/20/2029 8,450,000 82,852
0.10%, 6/20/2029 16,600,000 162,659
2.10%, 3/20/2030 15,300,000 176,901
0.60%, 12/20/2036 3,150,000 32,047
2.50%, 3/20/2038 192,700,000 2,543,778
2.40%, 9/20/2038 3,400,000 44,541
2.30%, 3/20/2039 2,400,000 31,080
2.30%, 3/20/2040 50,500,000 661,765
2.00%, 9/20/2040 58,850,000 742,500
Kingdom of Saudi Arabia
2.90%, 10/22/2025 (a) $ 200,000 215,470
Plurinational State of Bolivia
4.50%, 3/20/2028 (a) 210,000 196,877
Republic of Colombia
8.13%, 5/21/2024 130,000 159,250

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 16.0% (continued)
Republic of Ecuador
0.50%, 7/31/2030 (a)(c) $ 70,000 44,800
Republic of El Salvador
6.38%, 1/18/2027 (a) 120,000 113,251
8.25%, 4/10/2032 (a) 40,000 39,200
7.65%, 6/15/2035 (a) 90,000 85,275
Republic of Indonesia
2.95%, 1/11/2023 200,000 208,582
7.75%, 1/17/2038 (a) 100,000 156,986
Republic of Poland
3.25%, 4/6/2026 20,000 22,555
Republic of South Africa
4.88%, 4/14/2026 210,000 229,469
Republic of Turkey
6.88%, 3/17/2036 190,000 206,796
5.75%, 5/11/2047 200,000 189,636
Romania Government Bond
6.75%, 2/7/2022 (a) 180,000 191,952
4.38%, 8/22/2023 (a) 20,000 21,800
4.00%, 2/14/2051 (a) 50,000 54,305
Russian Federation
5.25%, 6/23/2047 (a) 200,000 276,750
State of Qatar
9.75%, 6/15/2030 (a) 20,000 34,007
Sultanate of Oman Government Bond
6.75%, 1/17/2048 (a) 210,000 207,749
Ukraine Government Bond
7.75%, 9/1/2027 (a) 150,000 170,085
United Mexican States
6.05%, 1/11/2040 30,000 40,200
4.75%, 3/8/2044 10,000 11,875
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $19,394,177) 20,151,125
U.S. TREASURY OBLIGATIONS - 42.3%
U.S. Treasury Bonds
3.13%, 2/15/2043 440,000 577,105
2.88%, 5/15/2043 3,060,000 3,868,509
3.63%, 8/15/2043 290,000 409,557
3.75%, 11/15/2043 2,050,000 2,950,719
3.13%, 8/15/2044 260,000 342,905
2.50%, 2/15/2045 1,970,000 2,349,302
3.00%, 5/15/2045 870,000 1,128,791
2.75%, 8/15/2047 3,610,000 4,525,897
3.13%, 5/15/2048 320,000 429,550
U.S. Treasury Notes
1.88%, 5/31/2022 7,000,000 7,173,359
2.00%, 7/31/2022 23,520,000 24,212,738
1.63%, 5/15/2026 3,380,000 3,598,908
0.50%, 8/31/2027 1,480,000 1,470,981
2.88%, 5/15/2028 320,000 370,750
2.88%, 8/15/2028 10,000 11,616
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $51,788,217) 53,420,687
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 8.9%
INVESTMENT COMPANIES - 8.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(e)(f) 110,002 110,002
Limited Purpose Cash Investment
Fund, 0.03% (1)(e) 11,160,616 11,156,151
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,267,897) 11,266,153
TOTAL INVESTMENTS BEFO RE TBA SALE
COMMITMENTS
(Cost $158,295,590) 163,028,335
PRINCIPAL
AMOUNT
TBA SALE COMMITMENTS - (3.8)%
MORTGAGE-BACKED SECURITIES - (3.8)%
UMBS, 15 Year, Single Family
TBA, 2.00%, 1/25/2036 $ (100,000) (104,547)
TBA, 2.50%, 1/25/2036 (150,000) (156,445)
UMBS, 30 Year, Single Family
TBA, 3.00%, 1/25/2051 (300,000) (314,320)
TBA, 3.50%, 1/25/2051 (700,000) (739,922)
TBA, Class 360, 4.50%,
1/25/2051 (3,250,000) (3,522,188)
TOTAL TBA SALE COMMITMENTS
(Proceeds $(4,837,809)) (4,837,422)
TOTAL INVESTMENTS NET OF TBA SALE
COMMITMENTS - 125.3%
(Cost $153,457,781) 158,190,913
LIABILITIES IN EXCESS OF OTHER
ASSETS - (25.3)% (g) (31,877,427)
NET ASSETS - 100.0% 126,313,486
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,784,215 1.4%
Consumer Discretionary 3,710,820 3.0
Consumer Staples 1,757,128 1.4
Energy 2,192,892 1.7
Financials 6,799,563 5.4
Foreign Government Securities 20,151,125 16.0
Health Care 3,568,998 2.8
Industrials 3,456,595 2.7
Information Technology 5,839,839 4.6
Materials 2,750,168 2.2
Mortgage-Backed Securities 39,388,649 31.2
Real Estate 461,164 0.4
U.S. Treasury Obligations 53,420,687 42.3
Utilities 1,642,917 1.3
Short-Term Investments 11,266,153 8.9
Total Investments In Securities
At Value 158,190,913 125.3
Liabilities in Excess of Other
Assets (g) (31,877,427) (25.3)
Net Assets
$ 126,313,486 100.0%

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2020 (Unaudited)
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2020 amounted to $7,894,181, which represents approximately 6.25% of net assets of the fund.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2020.
(c) Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of December 31, 2020.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2020, the value of these securities amounted to $1,658,170 or 1.31% of net assets.
(e) Represents 7-day effective yield as of December 31, 2020.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Credit default swap contracts outstanding - buy protection as of December 31, 2020:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX Emerging
Markets Index Series 34.V1 1.00 % Quarterly 12/20/2025 1.50 % USD 8,390,000 $ 429,853 $ (231,050) $ 198,803
Republic of Turkey,
11.88%, 1/15/2030 1.00 Quarterly 12/20/2025 3.01 USD 300,000 52,793 (25,158) 27,635
482,646 (256,208) 226,438
Commonwealth of Australia,
4.75%, 4/21/2027 1.00 % Quarterly 12/20/2025 0.14 % USD 1,400,000 $ (60,946) $ 465 $ (60,481)
Kingdom of Thailand,
1.45%, 5/20/2015 1.00 Quarterly 12/20/2025 0.35 USD 5,600,000 (171,317) (11,902) (183,219)
Republic of Indonesia,
3.70%, 1/8/2022 1.00 Quarterly 12/20/2025 0.68 USD 700,000 (10,714) (452) (11,166)
Republic of Philippines,
10.63%, 3/16/2025 1.00 Quarterly 12/20/2025 0.35 USD 4,300,000 (119,128) (19,944) (139,072)
Russian Federation,
2.25%, 3/31/2030 1.00 Quarterly 12/20/2025 0.87 USD 100,000 (971) 312 (659)
United Mexican States,
4.15%, 3/28/2027 1.00 Quarterly 12/20/2025 0.81 USD 300,000 (1,454) (1,398) (2,852)
(364,530) (32,919) (397,449)
$ 118,116 $ (289,127) $ (171,011)
Credit default swap contracts outstanding - sell protection as of December 31, 2020 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Kingdom of Saudi Arabia,
2.38%, 10/26/2021 1.00 % Quarterly 12/20/2025 0.67 % USD 700,000 $ 533 $ 10,945 $ 11,478
Markit CDX North America
High Yield Index Series
35.V1 5.00 Quarterly 12/20/2025 2.93 USD 1,090,000 47,870 55,447 103,317
Markit CDX North America
Investment Grade Index
Series 35.V1 1.00 Quarterly 12/20/2025 0.50 USD 18,720,000 398,070 66,314 464,384
Penerbangan Malaysia
Bhd.,
5.63%, 3/15/2016 1.00 Quarterly 12/20/2025 0.37 USD 2,300,000 63,339 9,364 72,703
People's Republic of China,
7.50%, 10/28/2027 1.00 Quarterly 12/20/2025 0.28 USD 3,200,000 101,926 12,923 114,849

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2020 (Unaudited)
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
(continued)
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Republic of Chile,
3.24%, 2/6/2028 1.00 % Quarterly 12/20/2025 0.45 % USD 100,000 $ 1,898 $ 852 $ 2,750
Republic of Colombia,
10.38%, 1/28/2033 1.00 Quarterly 12/20/2025 0.88 USD 1,700,000 5,313 4,881 10,194
Republic of Italy,
6.88%, 9/27/2023 1.00 Quarterly 12/20/2025 0.98 USD 2,500,000 (11,192) 14,673 3,481
Republic of Korea,
2.75%, 1/19/2027 1.00 Quarterly 12/20/2025 0.22 USD 1,200,000 39,068 7,706 46,774
646,825 183,105 829,930
Federative Republic of
Brazil,
4.25%, 1/7/2025 1.00 % Quarterly 12/20/2025 1.42 % USD 300,000 $ (15,326) $ 9,292 $ (6,034)
Republic of South Africa,
5.50%, 3/9/2020 1.00 Quarterly 12/20/2025 2.02 USD 1,000,000 (74,480) 26,095 (48,385)
(89,806) 35,387 (54,419)
$ 557,019 $ 218,492 $ 775,511
Forward effective interest rate swap contracts outstanding as of December 31, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BA Qtrly 1.00% Semi 6/15/2026 CAD 8,300,000 $ 19,021 $ 18,097 $ 37,118
Pay 3M CD_KSDA Qtrly 1.00% Qtrly 3/15/2023 KRW 10,409,000,000 – 20,309 20,309
Pay 3M CD_KSDA Qtrly 1.00% Qtrly 6/21/2023 KRW 3,193,200,000 (10) 3,089 3,079
Pay 3M JIBAR Qtrly 4.00% Qtrly 6/21/2023 ZAR 68,200,000 – 22,034 22,034
Pay 3M LIBOR Qtrly 0.50% Semi 3/17/2026 USD 6,000,000 21,851 (9,429) 12,422
Pay 3M STIBOR Qtrly 0.00% Annual 3/15/2023 SEK 109,000,000 – 3,132 3,132
Pay 6M BBR Semi 0.50% Semi 3/12/2026 AUD 1,500,000 2,734 1,822 4,556
Pay 6M BBR Semi 0.50% Semi 6/11/2026 AUD 15,800,000 36,270 (21,479) 14,791
Pay 6M EURIBOR Semi 0.25% Annual 3/17/2023 EUR 15,300,000 8,072 94,178 102,250
Pay 6M EURIBOR Semi 0.5% Annual 6/16/2023 EUR 1,100,000 – 426 426
Pay 6M EURIBOR Semi 0.25% Annual 3/17/2026 EUR 16,500,000 185,781 25,251 211,032
Pay 6M EURIBOR Semi 0.25% Annual 6/16/2026 EUR 1,200,000 12,370 2,097 14,467
Pay 6M LIBOR Semi 0.25% Semi 3/17/2023 GBP 9,800,000 – 53,951 53,951
Pay 6M LIBOR Semi 0.25% Semi 3/17/2026 GBP 12,500,000 (6,162) 41,774 35,612
Pay 6M LIBOR Semi 0.5% Annual 3/18/2026 CHF 7,800,000 (18,547) 37,255 18,708
Pay 6M LIBOR Semi 0.25% Semi 6/16/2026 GBP 700,000 (3,778) 4,788 1,010
Pay 6M LIBOR Semi 0.5% Annual 6/17/2026 CHF 3,300,000 1,790 1,291 3,081
Pay 6M PRIBOR Semi 1.00% Annual 6/21/2023 CZK 119,100,000 12,001 2,080 14,081
Receive 3M BA Qtrly 1.00% Semi 3/17/2031 CAD 1,100,000 10,672 8,844 19,516
Receive 3M BA Qtrly 1.25% Semi 6/16/2031 CAD 2,100,000 4,130 (295) 3,835
Receive 3M BBR Qtrly 0.00% Qtrly 3/09/2023 AUD 6,100,000 4,272 3,020 7,292
Receive 3M BBR Qtrly 0.00% Semi 3/15/2023 NZD 2,800,000 1,648 10,571 12,219
Receive 3M BBR Qtrly 0.00% Qtrly 6/08/2023 AUD 39,400,000 31,449 33,103 64,552
Receive 3M BBR Qtrly 0.00% Semi 6/14/2023 NZD 30,000,000 – 139,087 139,087
Receive 3M BBR Qtrly 0.50% Semi 3/12/2031 NZD 600,000 2,466 18,979 21,445
Receive 3M STIBOR Qtrly 0.00% Annual 6/17/2026 SEK 16,900,000 11,104 7,015 18,119
Receive 6M LIBOR Semi 0.5% Annual 3/19/2031 CHF 1,100,000 19,033 11,524 30,557
Receive 6M NIBOR Semi 1.00% Annual 3/19/2031 NOK 43,700,000 – 157,040 157,040
Receive 6M NIBOR Semi 1.00% Annual 6/18/2031 NOK 31,400,000 17,877 106,220 124,097
Receive 6M SOR Semi 0.00% Semi 6/21/2023 SGD 2,900,000 9,976 74 10,050
Receive 6M WIBOR Semi 0.00% Annual 3/15/2023 PLN 10,800,000 – 12,896 12,896
384,020 808,744 1,192,764
Pay 3M BA Qtrly 0.75% Semi 3/16/2026 CAD 11,800,000 (39,699) (1,652) (41,351)

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 0.00% Semi 3/11/2026 NZD 2,300,000 $ (12,858) $ (33,905) $ (46,763)
Pay 3M BBR Qtrly 1.00% Semi 6/11/2031 NZD 6,300,000 – (21,883) (21,883)
Pay 3M LIBOR Qtrly 0.50% Semi 6/16/2026 USD 28,200,000 (67,432) 61,564 (5,868)
Pay 3M LIBOR Qtrly 0.75% Semi 3/17/2031 USD 4,500,000 – (89,490) (89,490)
Pay 3M LIBOR Qtrly 0.75% Semi 6/16/2031 USD 3,700,000 (32,440) (55,058) (87,498)
Pay 3M STIBOR Qtrly 0.00% Annual 6/21/2023 SEK 225,100,000 1,249 (5,474) (4,225)
Pay 6M BBR Semi 1.00% Semi 3/13/2031 AUD 400,000 – (557) (557)
Pay 6M BBR Semi 1.00% Semi 6/12/2031 AUD 200,000 – (1,036) (1,036)
Pay 6M LIBOR Semi 0.00% Semi 3/19/2031 JPY 839,400,000 (21,527) (23,877) (45,404)
Pay 6M LIBOR Semi 0.00% Semi 6/18/2031 JPY 846,300,000 (20,748) (32,507) (53,255)
Pay 6M NIBOR Semi 0.50% Annual 3/15/2023 NOK 209,200,000 – (57,255) (57,255)
Pay 6M NIBOR Semi 0.50% Annual 6/21/2023 NOK 49,800,000 – (19,965) (19,965)
Pay 6M NIBOR Semi 1.00% Annual 6/17/2026 NOK 38,300,000 27,928 (39,510) (11,582)
Pay 6M PRIBOR Semi 0.50% Annual 3/15/2023 CZK 46,900,000 – (12,051) (12,051)
Pay 6M PRIBOR Semi 0.50% Annual 6/21/2023 CZK 36,700,000 – (13,078) (13,078)
Receive 1M TIIE Monthly 4.50% Monthly 3/15/2023 MXN 26,500,000 – (5,202) (5,202)
Receive 1M TIIE Monthly 4.50% Monthly 6/14/2023 MXN 48,100,000 – (7,341) (7,341)
Receive 3M BA Qtrly 0.75% Semi 3/15/2023 CAD 23,300,000 (23,019) (65,463) (88,482)
Receive 3M BA Qtrly 0.75% Semi 6/14/2023 CAD 10,300,000 (16,145) (16,848) (32,993)
Receive 3M HIBOR Qtrly 0.50% Qtrly 3/15/2023 HKD 1,300,000 – (560) (560)
Receive 3M HIBOR Qtrly 0.50% Qtrly 6/21/2023 HKD 4,000,000 (764) (891) (1,655)
Receive 3M LIBOR Qtrly 0.25% Semi 3/17/2023 USD 35,200,000 (1,426) (41,246) (42,672)
Receive 3M LIBOR Qtrly 0.25% Semi 6/16/2023 USD 88,000,000 15,095 (94,716) (79,621)
Receive 3M STIBOR Qtrly 0.50% Annual 3/19/2031 SEK 21,800,000 – (23,743) (23,743)
Receive 3M STIBOR Qtrly 0.50% Annual 6/18/2031 SEK 37,500,000 – (30,216) (30,216)
Receive 6M BUBOR Semi 1.00% Annual 3/16/2023 HUF 1,912,700,000 – (27,702) (27,702)
Receive 6M BUBOR Semi 1.00% Annual 6/21/2023 HUF 707,800,000 – (8,847) (8,847)
Receive 6M EURIBOR Semi 0.00% Annual 3/17/2031 EUR 11,400,000 (104,938) (261,894) (366,832)
Receive 6M EURIBOR Semi 0.00% Annual 6/16/2031 EUR 700,000 – (20,957) (20,957)
Receive 6M LIBOR Semi 0.5% Annual 3/15/2023 CHF 10,000,000 (27,582) (19,501) (47,083)
Receive 6M LIBOR Semi 0.00% Semi 3/15/2023 JPY 1,062,800,000 – (10,375) (10,375)
Receive 6M LIBOR Semi 0.25% Semi 6/16/2023 GBP 700,000 (2,012) (1,450) (3,462)
Receive 6M LIBOR Semi 0.00% Semi 6/21/2023 JPY 476,300,000 – (4,612) (4,612)
Receive 6M LIBOR Semi 0.5% Annual 6/21/2023 CHF 1,200,000 (5,837) 560 (5,277)
Receive 6M LIBOR Semi 0.00% Semi 3/18/2026 JPY 1,242,600,000 (13,962) (8,652) (22,614)
Receive 6M LIBOR Semi 0.00% Semi 6/17/2026 JPY 1,488,900,000 (24,554) (60) (24,614)
Receive 6M LIBOR Semi 0.50% Semi 3/17/2031 GBP 8,400,000 (10,518) (92,715) (103,233)
Receive 6M LIBOR Semi 0.00% Annual 3/19/2031 CHF 900,000 (19,392) (8,858) (28,250)
Receive 6M LIBOR Semi 0.50% Semi 6/16/2031 GBP 100,000 881 (1,865) (984)
Receive 6M LIBOR Semi 0.00% Annual 6/18/2031 CHF 1,400,000 (22,409) (17,924) (40,333)
Receive 6M SOR Semi 0.50% Semi 6/21/2023 SGD 3,800,000 (9,364) (6,416) (15,780)
Receive 6M WIBOR Semi 0.50% Annual 3/15/2023 PLN 11,500,000 – (16,939) (16,939)
Receive 6M WIBOR Semi 0.50% Annual 6/21/2023 PLN 9,100,000 – (12,292) (12,292)
(431,473) (1,152,459) (1,583,932)
$ (47,453) $ (343,715) $ (391,168)
Abbreviations:
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly : Quarterly
Semi: Semi-Annually
Annual: Annually

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2020 (Unaudited)
(a) Floating rate indices at December 31, 2020 were as follows:
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 4.48%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.01%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.48%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 0.35%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 3.64%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 0.66%
3 Month London Interbank Offered Rate (''LIBOR''): 0.24%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): (0.05)%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.02%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 0.76%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.53)%
6 Month London Interbank Offered Rate (''LIBOR''): 0.26%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 0.55%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 0.41%
6 Month Singapore Swap Offered Rate (''SOR''): 0.19%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 0.15%
Futures contracts outstanding as of December 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Japan 10 Year Bond 3 3/2021 JPY $ 4,413,927 $ (3,413)
U.S. Treasury 10 Year Note 148 3/2021 USD 20,435,563 29,748
U.S. Treasury 2 Year Note 166 3/2021 USD 36,682,109 33,941
60,276
Short Contracts
Euro-Bund (58) 3/2021 EUR (12,586,807) (51,726)
Euro-OAT (47) 3/2021 EUR (9,638,110) (27,604)
Long Gilt (72) 3/2021 GBP (13,345,269) (120,229)
(199,559)
$ (139,283)
Forward foreign currency contracts outstanding as of December 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 4,841,339 USD 3,614,963 CITI 3/17/2021 $ 119,688
AUD 3,205,337 USD 2,369,858 JPMC 3/17/2021 102,766
BRL 2,714,500 USD 507,007 CITI
**
3/17/2021 14,781
BRL 2,714,500 USD 507,007 JPMC
**
3/17/2021 14,780
CAD 278,500 USD 217,588 CITI 3/17/2021 1,247
CAD 278,500 USD 217,588 JPMC 3/17/2021 1,247
CLP 390,000,002 USD 521,846 CITI
**
3/17/2021 27,093
CLP 389,999,998 USD 521,847 JPMC
**
3/17/2021 27,092
COP 940,000,000 USD 270,865 CITI
**
3/17/2021 3,881
COP 940,000,000 USD 270,865 JPMC
**
3/17/2021 3,881
EUR 1,986,479 USD 2,387,322 CITI 3/17/2021 43,390
EUR 1,862,469 USD 2,235,926 JPMC 3/17/2021 43,044
GBP 477,000 USD 637,393 CITI 3/17/2021 15,196
GBP 477,000 USD 637,394 JPMC 3/17/2021 15,195
HUF 44,083,500 USD 145,467 CITI 3/17/2021 3,022

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HUF 44,083,500 USD 145,467 JPMC 3/17/2021 $ 3,022
ILS 680,000 USD 210,178 CITI 3/17/2021 1,699
ILS 680,000 USD 210,178 JPMC 3/17/2021 1,699
INR 50,015,500 USD 671,051 CITI
**
3/17/2021 8,726
INR 50,015,500 USD 671,052 JPMC
**
3/17/2021 8,726
JPY 320,428,500 USD 3,088,237 CITI 3/17/2021 17,574
JPY 229,902,500 USD 2,214,802 JPMC 3/17/2021 13,569
KRW 1,291,264,505 USD 1,163,785 CITI
**
3/17/2021 22,917
KRW 1,291,264,495 USD 1,163,787 JPMC
**
3/17/2021 22,916
MXN 9,196,500 USD 452,183 CITI 3/17/2021 6,255
MXN 9,196,500 USD 452,183 JPMC 3/17/2021 6,254
NOK 678,000 USD 77,766 CITI 3/17/2021 1,288
NOK 678,000 USD 77,766 JPMC 3/17/2021 1,288
NZD 3,290,004 USD 2,302,566 CITI 3/17/2021 65,331
NZD 3,289,996 USD 2,302,563 JPMC 3/17/2021 65,328
PLN 515,250 USD 136,949 CITI 3/17/2021 1,022
PLN 515,248 USD 136,948 JPMC 3/17/2021 1,022
RUB 3,000,000 USD 39,013 CITI
**
3/17/2021 1,204
RUB 3,000,000 USD 39,013 JPMC
**
3/17/2021 1,204
SEK 4,031,000 USD 475,425 CITI 3/17/2021 14,891
SEK 4,031,000 USD 475,426 JPMC 3/17/2021 14,890
TWD 6,650,000 USD 237,255 CITI
**
3/17/2021 2,317
TWD 6,650,000 USD 237,255 JPMC
**
3/17/2021 2,316
USD 326,708 BRL 1,674,500 CITI
**
3/17/2021 4,832
USD 326,708 BRL 1,674,500 JPMC
**
3/17/2021 4,831
USD 1,528,907 CAD 1,944,000 CITI 3/17/2021 1,382
USD 180,029 CHF 159,000 CITI 3/17/2021 50
USD 180,028 CHF 159,000 JPMC 3/17/2021 50
USD 174,243 EUR 142,000 CITI 3/17/2021 487
USD 174,242 EUR 142,000 JPMC 3/17/2021 487
USD 32,784 HUF 9,708,500 CITI 3/17/2021 82
USD 32,784 HUF 9,708,500 JPMC 3/17/2021 82
USD 4,601 KRW 5,000,000 CITI
**
3/17/2021 6
USD 4,601 KRW 5,000,000 JPMC
**
3/17/2021 6
USD 52,526 MXN 1,050,000 CITI 3/17/2021 184
USD 52,526 MXN 1,050,000 JPMC 3/17/2021 184
USD 139,932 NZD 193,500 CITI 3/17/2021 666
USD 139,932 NZD 193,500 JPMC 3/17/2021 665
USD 72,639 PHP 3,500,000 CITI
**
3/17/2021 16
USD 72,639 PHP 3,500,000 JPMC
**
3/17/2021 16
USD 138,724 PLN 511,002 CITI 3/17/2021 1,891
USD 138,723 PLN 510,998 JPMC 3/17/2021 1,891
ZAR 6,230,004 USD 403,332 CITI 3/17/2021 16,789
ZAR 6,229,996 USD 403,332 JPMC 3/17/2021 16,788
Total unrealized appreciation 773,146
BRL 131,000 USD 25,366 CITI
**
3/17/2021 (185)
BRL 131,000 USD 25,366 JPMC
**
3/17/2021 (185)
CAD 19,500 USD 15,326 CITI 3/17/2021 (3)
CAD 19,500 USD 15,326 JPMC 3/17/2021 (3)
CLP 15,000,000 USD 21,194 CITI
**
3/17/2021 (81)
CLP 15,000,000 USD 21,194 JPMC
**
3/17/2021 (81)
COP 30,000,000 USD 8,777 CITI
**
3/17/2021 (8)
COP 30,000,000 USD 8,777 JPMC
**
3/17/2021 (8)
EUR 74,000 USD 91,180 CITI 3/17/2021 (631)
EUR 74,000 USD 91,180 JPMC 3/17/2021 (631)
HUF 479,500 USD 1,628 CITI 3/17/2021 (13)
HUF 479,500 USD 1,628 JPMC 3/17/2021 (13)
KRW 98,013,500 USD 90,332 CITI
**
3/17/2021 (255)

AQR Funds | N-PORT Part F | December 2020
See notes to Schedule of Investments.
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 98,013,500 USD 90,337 JPMC
**
3/17/2021 $ (260)
MXN 31,000 USD 1,548 CITI 3/17/2021 (3)
MXN 31,000 USD 1,548 JPMC 3/17/2021 (3)
PLN 297,252 USD 80,454 CITI 3/17/2021 (857)
PLN 297,250 USD 80,453 JPMC 3/17/2021 (857)
RUB 7,000,000 USD 94,545 CITI
**
3/17/2021 (705)
RUB 7,000,000 USD 94,545 JPMC
**
3/17/2021 (705)
USD 2,267,674 AUD 3,094,666 CITI 3/17/2021 (119,578)
USD 2,267,670 AUD 3,094,665 JPMC 3/17/2021 (119,581)
USD 172,580 BRL 915,000 CITI
**
3/17/2021 (3,303)
USD 172,580 BRL 915,000 JPMC
**
3/17/2021 (3,303)
USD 6,785,441 CAD 8,809,003 CITI 3/17/2021 (136,355)
USD 4,367,100 CAD 5,697,997 JPMC 3/17/2021 (110,180)
USD 561,573 CHF 509,000 CITI 3/17/2021 (14,585)
USD 561,572 CHF 509,000 JPMC 3/17/2021 (14,585)
USD 311,404 CLP 235,000,000 CITI
**
3/17/2021 (19,367)
USD 311,404 CLP 235,000,000 JPMC
**
3/17/2021 (19,367)
USD 422,158 COP 1,530,000,000 CITI
**
3/17/2021 (25,035)
USD 422,158 COP 1,530,000,000 JPMC
**
3/17/2021 (25,035)
USD 562,869 CZK 12,400,000 CITI 3/17/2021 (14,700)
USD 562,868 CZK 12,400,000 JPMC 3/17/2021 (14,701)
USD 1,793,142 EUR 1,502,527 CITI 3/17/2021 (45,393)
USD 1,793,137 EUR 1,502,525 JPMC 3/17/2021 (45,396)
USD 1,612,931 GBP 1,206,000 CITI 3/17/2021 (37,012)
USD 1,612,929 GBP 1,206,000 JPMC 3/17/2021 (37,014)
USD 171,012 HUF 52,000,000 CITI 3/17/2021 (4,142)
USD 171,012 HUF 52,000,000 JPMC 3/17/2021 (4,142)
USD 251,814 IDR 3,600,000,000 CITI
**
3/17/2021 (5,568)
USD 251,814 IDR 3,600,000,000 JPMC
**
3/17/2021 (5,568)
USD 263,434 ILS 875,000 CITI 3/17/2021 (9,202)
USD 263,434 ILS 875,000 JPMC 3/17/2021 (9,202)
USD 3,519,540 JPY 365,121,449 CITI 3/17/2021 (19,465)
USD 3,519,536 JPY 365,121,448 JPMC 3/17/2021 (19,469)
USD 203,329 KRW 223,186,500 CITI
**
3/17/2021 (1,785)
USD 203,329 KRW 223,186,500 JPMC
**
3/17/2021 (1,785)
USD 102,328 MXN 2,066,000 CITI 3/17/2021 (660)
USD 102,328 MXN 2,066,000 JPMC 3/17/2021 (660)
USD 1,140,197 NOK 10,264,501 CITI 3/17/2021 (56,640)
USD 1,140,195 NOK 10,264,499 JPMC 3/17/2021 (56,641)
USD 345,814 NZD 485,500 CITI 3/17/2021 (3,613)
USD 345,813 NZD 485,500 JPMC 3/17/2021 (3,613)
USD 103,264 PHP 5,000,000 CITI
**
3/17/2021 (482)
USD 103,264 PHP 5,000,000 JPMC
**
3/17/2021 (482)
USD 6,536 RUB 500,000 CITI
**
3/17/2021 (166)
USD 6,536 RUB 500,000 JPMC
**
3/17/2021 (166)
USD 844,024 SGD 1,130,000 CITI 3/17/2021 (11,061)
USD 844,023 SGD 1,130,000 JPMC 3/17/2021 (11,062)
USD 122,238 ZAR 1,891,000 CITI 3/17/2021 (5,281)
USD 122,238 ZAR 1,891,000 JPMC 3/17/2021 (5,281)
ZAR 1,114,000 USD 75,411 CITI 3/17/2021 (289)
ZAR 1,114,000 USD 75,411 JPMC 3/17/2021 (289)
Total unrealized depreciation (1,046,691)
Net unrealized depreciation $ (273,545)
** Non-deliverable forward.

Schedule of Investments
AQR Funds | N-PORT Part F | December 2020
December 31, 2020 (Unaudited)
See notes to Schedule of Investments.
Abbreviations
ADR - American Depositary Receipt
FDR - Fiduciary Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
TBA - To Be Announced; Security is subject to delayed delivery.
UMBS - Uniform Mortgage-Backed Securities
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period-end, are used for security descriptions:
1 Month London Interbank Offered Rate (“LIBOR”): 0.14%
3 Month London Interbank Offered Rate (“LIBOR”) - USD: 0.24%
6 Month London Interbank Offered Rate (“LIBOR”) - CHF: (0.72)%
6 Month London Interbank Offered Rate (“LIBOR”) - GBP: 0.03%
6 Month London Interbank Offered Rate (“LIBOR”) - JPY: (0.06)%
Euro Interbank Offered Rate (“EURIBOR”): (0.55)%
Stockholm Interbank Offered Rate (“STIBOR”): (0.07)%

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2020
December 31, 2020 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,058,634,890 $ – $ – $ 1,058,634,890
Preferred Stocks ................................ 379,368 – – 379,368
Securities Lending Collateral ....................... 2,059,764 – – 2,059,764
Short-Term Investments ........................... 50,673,926 – – 50,673,926
Futures Contracts* ............................... 618,910 – – 618,910
Total Assets $ 1,112,366,858 $ – $ – $ 1,112,366,858
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 110,134,341 $ 56,694 $ – $ 110,191,035
Preferred Stocks ................................ 163,637 – – 163,637
Securities Lending Collateral ....................... 3,416,750 – – 3,416,750
Short-Term Investments ........................... 5,547,838 – – 5,547,838
Futures Contracts* ............................... 153,766 – – 153,766
Total Assets $ 119,416,332 $ 56,694 $ – $ 119,473,026
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 26,538,122 $ 233,569,513 $ – $ 260,107,635
Short-Term Investments ........................... 13,084,528 – – 13,084,528
Futures Contracts* ............................... 133,685 – – 133,685
Total Assets $ 39,756,335 $ 233,569,513 $ – $ 273,325,848

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2020
December 31, 2020 (Unaudited)
AQR EMERGING MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 61,070,301 $ 189,243,097 $ – $ 250,313,398
Securities Lending Collateral ....................... 616,217 – – 616,217
Short-Term Investments ........................... 14,185,590 – – 14,185,590
Futures Contracts* ............................... 341,898 – – 341,898
Total Assets $ 76,214,006 $ 189,243,097 $ – $ 265,457,103
AQR TM LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 289,120,774 $ – $ – $ 289,120,774
Preferred Stocks ................................ 102,267 – – 102,267
Short-Term Investments ........................... 13,686,096 – – 13,686,096
Futures Contracts* ............................... 293,958 – – 293,958
Total Assets $ 303,203,095 $ – $ – $ 303,203,095
AQR TM SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 21,649,202 $ 24,018 $ – $ 21,673,220
Preferred Stocks ................................ 10,708 – – 10,708
Securities Lending Collateral ....................... 491,622 – – 491,622
Short-Term Investments ........................... 930,793 – – 930,793
Futures Contracts* ............................... 24,807 – – 24,807
Total Assets $ 23,107,132 $ 24,018 $ – $ 23,131,150
AQR TM INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 19,674,748 $ 178,917,818 $ – $ 198,592,566
Short-Term Investments ........................... 11,124,350 – – 11,124,350
Futures Contracts* ............................... 98,401 – – 98,401
Total Assets $ 30,897,499 $ 178,917,818 $ – $ 209,815,317
AQR TM EMERGING MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 92,735,521 $ 275,681,764 $ – $ 368,417,285
Securities Lending Collateral ....................... 1,025,895 – – 1,025,895
Short-Term Investments ........................... 16,916,373 – – 16,916,373
Futures Contracts* ............................... 506,128 – – 506,128
Total Assets $ 111,183,917 $ 275,681,764 $ – $ 386,865,681
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 771,864,605 $ – $ – $ 771,864,605
Securities Lending Collateral ....................... 2,023,770 – – 2,023,770
Short-Term Investments ........................... 36,883,150 – – 36,883,150
Futures Contracts* ............................... 562,587 – – 562,587
Total Assets $ 811,334,112 $ – $ – $ 811,334,112
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 219,836,735 $ 84,578 $ –
(a)
$ 219,921,313
Securities Lending Collateral ....................... 11,404,899 – – 11,404,899
Short-Term Investments ........................... 9,477,099 – – 9,477,099
Total Assets $ 240,718,733 $ 84,578 $ –
(a)
$ 240,803,311
LIABILITIES
Futures Contracts* ............................... $ (118,396) $ – $ – $ (118,396)
Total Liabilities $ (118,396) $ – $ – $ (118,396)

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2020
December 31, 2020 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 51,073,148 $ 391,331,313 $ –
(a)
$ 442,404,461
Securities Lending Collateral ....................... 589,945 – – 589,945
Short-Term Investments ........................... 15,276,140 – – 15,276,140
Futures Contracts* ............................... 20,713 – – 20,713
Total Assets $ 66,959,946 $ 391,331,313 $ –
(a)
$ 458,291,259
AQR TM LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 277,163,865 $ – $ – $ 277,163,865
Securities Lending Collateral ....................... 294,206 – – 294,206
Short-Term Investments ........................... 13,544,303 – – 13,544,303
Futures Contracts* ............................... 293,131 – – 293,131
Total Assets $ 291,295,505 $ – $ – $ 291,295,505
AQR TM SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 54,615,651 $ – $ – $ 54,615,651
Securities Lending Collateral ....................... 3,603,153 – – 3,603,153
Short-Term Investments ........................... 2,737,792 – – 2,737,792
Futures Contracts* ............................... 32,689 – – 32,689
Total Assets $ 60,989,285 $ – $ – $ 60,989,285
AQR TM INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 12,984,761 $ 104,486,626 $ – $ 117,471,387
Securities Lending Collateral ....................... 113,080 – – 113,080
Short-Term Investments ........................... 5,908,700 – – 5,908,700
Futures Contracts* ............................... 47,367 – – 47,367
Total Assets $ 19,053,908 $ 104,486,626 $ – $ 123,540,534
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 6,084,965,660 $ – $ – $ 6,084,965,660
Securities Lending Collateral ....................... 10,927,958 – – 10,927,958
Short-Term Investments ........................... 309,729,856 – – 309,729,856
Futures Contracts* ............................... 5,276,250 – – 5,276,250
Total Assets $ 6,410,899,724 $ – $ – $ 6,410,899,724
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 18,299,904 $ 200,222,219 $ – $ 218,522,123
Short-Term Investments ........................... 23,221,230 – – 23,221,230
Total Assets $ 41,521,134 $ 200,222,219 $ – $ 241,743,353
LIABILITIES
Futures Contracts* ............................... $ (138,335) $ – $ – $ (138,335)
Total Liabilities $ (138,335) $ – $ – $ (138,335)
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 203,212,920 $ 93,328,085 $ –
(a)
$ 296,541,005
Short-Term Investments ........................... 28,420,175 – – 28,420,175
Futures Contracts* ............................... 1,774,915 – – 1,774,915
Forward Foreign Currency Exchange Contracts* ........ – 4,036,183 – 4,036,183
Total Return Swaps Contracts* ...................... – 628,387 – 628,387
Total Assets $ 233,408,010 $ 97,992,655 $ –
(a)
$ 331,400,665

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2020
December 31, 2020 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
During the period ended December 31, 2020, there were no transfers to or from level 3 for any of the Funds. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund and AQR International
Equity Fund.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Futures Contracts* ............................... $ (95,384) $ – $ – $ (95,384)
Forward Foreign Currency Exchange Contracts* ........ – (3,448,285) – (3,448,285)
Total Return Swaps Contracts* ...................... – (377,791) – (377,791)
Total Liabilities $ (95,384) $ (3,826,076) $ – $ (3,921,460)
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 105,032,136 $ –
(a)
$ 105,032,136
Short-Term Investments ........................... 10,963,332 – – 10,963,332
Futures Contracts* ............................... 938,118 – – 938,118
Forward Foreign Currency Exchange Contracts* ........ – 1,378,541 – 1,378,541
Total Return Swaps Contracts* ...................... – 246,550 – 246,550
Total Assets $ 11,901,450 $ 106,657,227 $ –
(a)
$ 118,558,677
LIABILITIES
Futures Contracts* ............................... $ (10,770) $ – $ – $ (10,770)
Forward Foreign Currency Exchange Contracts* ........ – (1,029,769) – (1,029,769)
Total Return Swaps Contracts* ...................... – (237,409) – (237,409)
Total Liabilities $ (10,770) $ (1,267,178) $ – $ (1,277,948)
AQR CORE PLUS BOND FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Corporate Bonds ................................ $ – $ 33,964,299 $ – $ 33,964,299
Foreign Government Securities ..................... – 20,151,125 – 20,151,125
Mortgage-Backed Securities ....................... – 44,226,071 – 44,226,071
U.S. Treasury Obligations ......................... – 53,420,687 – 53,420,687
Short-Term Investments ........................... 11,266,153 – – 11,266,153
Futures Contracts* ............................... 63,689 – – 63,689
Forward Foreign Currency Exchange Contracts* ........ – 773,146 – 773,146
Interest Rate Swap Contracts* ...................... – 1,192,764 – 1,192,764
Credit Default Swap Contracts* ..................... – 1,056,368 – 1,056,368
Total Assets $ 11,329,842 $ 154,784,460 $ – $ 166,114,302
LIABILITIES
TBA Sale Commitments (Sold Short) ................. $ – $ (4,837,422) $ – $ (4,837,422)
Futures Contracts* ............................... (202,972) – – (202,972)
Forward Foreign Currency Exchange Contracts* ........ – (1,046,691) – (1,046,691)
Interest Rate Swap Contracts* ...................... – (1,583,932) – (1,583,932)
Credit Default Swap Contracts* ..................... – (451,868) – (451,868)
Total Liabilities $ (202,972) $ (7,919,913) $ – $ (8,122,885)
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2020
December 31, 2020 (Unaudited)
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.